UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09297

Nuveen Quality Municipal Income Fund

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive

Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Mark L. Winget

Nuveen Investments

333 West Wacker Drive

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 917-7700

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Closed-End Funds
Closed-End Funds
Nuveen Municipal
April 30, 2023
Semi-annual
Report
This semi-annual report contains the Funds' unaudited financial statements.
Nuveen Quality Municipal Income Fund
NAD
Nuveen AMT-Free Quality Municipal Income Fund
NEA

Table
of Contents
Chair’s Letter to Shareholders 3
Important Notices 4
Fund Leverage 5
Common Share Information 6
About the Funds’ Benchmarks 8
Performance Overview and Holding Summaries 11
Portfolios of Investments 13
Statement of Assets and Liabilities 123
Statement of Operations 124
Statement of Changes in Net Assets 125
Statement of Cash Flows 126
Financial Highlights 128
Notes to Financial Statements 131
Risk Considerations 144
Additional Fund Information 145
Glossary of Terms Used in this Report 146
Chair’s Letter
to Shareholders

Dear Shareholders,
The significant measures taken by the U.S. Federal Reserve (Fed) and other global central banks over the past year to contain inflation have begun to take effect. From March 2022 to
May 2023, the Fed raised the target fed funds rate by 5.00% to a range of 5.00% to 5.25%, marking the fastest interest rate hiking cycle in its history. Across most of the world, inflation rates have fallen from their post-pandemic highs but currently remain well above the levels that central banks consider supportive of their economies’ long-term growth.
At the same time, the U.S. and other large economies have remained surprisingly resilient, even as financial conditions have tightened. Despite contracting in the first half of 2022, U.S.
gross domestic product grew 2.1% in the year overall compared to 2021 and expanded at a more moderate pace of 1.3% in the first quarter of 2023. A relatively strong jobs market has helped support consumer sentiment and spending despite historically high inflation. Markets are concerned that these conditions could keep upward pressure on prices and wages, although the recent collapse of three regional U.S. banks (Silicon Valley Bank, Signature
Bank and First Republic Bank) and major European bank Credit Suisse is likely to add further downward pressure to the economy as the banking system slows lending in response.
Fed officials are closely monitoring inflation data and other economic measures to modify their rate setting activity based upon these factors on a meeting-by-meeting basis, including pausing rate adjustments at the most recent meeting in June 2023 in order to assess the effects of monetary policy so far on the economy. While uncertainty has increased given the unpredictable outcome of tighter credit conditions on the economy, the Fed remains committed to acting until it sees sustainable progress toward its inflation goals. In the meantime, markets are likely to continue reacting in the short term to news about inflation data, economic indicators and central bank policy. The debt ceiling debate in Congress was also looming over the markets until the government passed an increase to the debt limit in early June 2023 and averted a default scenario. We encourage investors to keep a long-term perspective amid the short-term noise. Your financial professional can help you review how well your portfolio is aligned with your time horizon, risk tolerance and investment goals.
On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.
Terence J. Toth
Chair of the Board
June 21, 2023

Important Notices
For Shareholders of
Nuveen Quality Municipal Income Fund (NAD)
Nuveen AMT-Free Quality Municipal Income Fund (NEA)
Portfolio Manager Commentaries in Semi-annual Shareholder Reports
The Funds include portfolio manager commentary in their annual shareholder reports. For the Funds’ most recent annual portfolio manager discussion, please refer to the Portfolio Managers’ Comments section of each Fund’s October 31, 2022 annual shareholder report.
For current information on your Fund’s investment objectives, portfolio management team and average annual total returns please refer to the Fund’s website at www.nuveen.com.
For changes that occurred to your Fund both during and subsequent to this reporting period, please refer to the Notes to Financial
Statements section of this report.
For average annual total returns as of the end of this reporting period, please refer to the Performance Overview and Holding
Summaries section within this report.
Fund Leverage

IMPACT OF THE FUNDS’ LEVERAGE STRATEGY ON PERFORMANCE
One important factor impacting the returns of the Funds’ common shares relative to their comparative benchmarks was the Funds’ use of leverage through their issuance of preferred shares and/or investments in inverse floating rate securities, which represent leveraged investments in underlying bonds. The Funds use leverage because our research has shown that, over time, leveraging provides opportunities for additional income. The opportunity arises when short-term rates that a Fund pays on its leveraging instruments are lower than the interest the Fund earns on its portfolio of long-term bonds that it has bought with the proceeds of that leverage.
However, use of leverage can expose Fund common shares to additional price volatility. When a Fund uses leverage, the Fund’s common shares will experience a greater increase in their net asset value if the securities acquired through the use of leverage increase in value, but will also experience a correspondingly larger decline in their net asset value if the securities acquired through leverage decline in value. All this will make the shares’ total return performance more variable over time.
In addition, common share income in levered funds will typically decrease in comparison to unlevered funds when short-term interest rates increase and increase when short-term interest rates decrease. In recent quarters, fund leverage expenses have generally tracked the overall movement of short-term interest rates. While fund leverage expenses are higher than their prior year lows, leverage nevertheless continues to provide the opportunity for incremental common share income, particularly over longer-term periods.
The Funds’ use of leverage significantly contributed to relative performance over this reporting period. In addition, the Funds’ use of leverage was accretive to overall common share income.
As of April 30, 2023, the Funds’ percentages of leverage are as shown in the accompanying table.
THE FUNDS’ REGULATORY LEVERAGE
As of April 30, 2023, the following Funds have issued and outstanding preferred shares as shown in the accompanying table.
Refer to Notes to Financial Statements for further details on preferred shares and each Fund’s respective transactions.
NAD NEA
Effective Leverage
*
39.87% 39.85%
Regulatory Leverage
*
38.44% 38.38%
*
Effective Leverage is a Fund’s effective economic leverage, and includes both regulatory leverage and the leverage effects of certain derivative and other investments in a Fund’s portfolio that increase the Fund’s investment exposure. Currently, the leverage effects of Tender Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage. Regulatory leverage consists of preferred shares issued or borrowings of a Fund.
Both of these are part of a Fund’s capital structure. A Fund, however, may from time to time borrow on a typically transient basis in connection with its day-to-day operations, primarily in connection with the need to settle portfolio trades. Such incidental borrowings are excluded from the calculation of a Fund’s effective leverage ratio. Regulatory leverage is subject to asset coverage limits set forth in the Investment Company Act of 1940.
Variable Rate Preferred*
Variable Rate Remarketed
Preferred**
Fund
Shares Issued at
Liquidation Preference
Shares Issued at
Liquidation Preference Total
NAD $1,406,500,000 $     504,300,000 $1,910,800,000
NEA $  643,000,000 $   1,728,300,000 $2,371,300,000
* Preferred shares of the Fund featuring a floating rate dividend based on a predetermined formula or spread to an index rate. Includes the following preferred shares
AMTP, iMTP, MFP-VRM and VRDP in Special Rate Mode, where applicable. See Notes to Financial Statements for further details.
** Preferred shares of the Fund featuring floating rate dividends set by a remarketing agent via a regular remarketing. Includes the following preferred shares VRDP not in Special Rate Mode MFP-VRRM and MFP-VRDM, where applicable. See Notes to Financial Statements for further details.

Common Share Information
COMMON SHARE DISTRIBUTION INFORMATION
The following information regarding the Funds' distributions is current as of April 30, 2023.  Each Fund's distribution levels may vary over time based on each Fund's investment activity and portfolio investment value changes.
During the current reporting period, each Fund's distributions to common shareholders were as shown in the accompanying table.
Each Fund seeks to pay regular monthly dividends out of its net investment income at a rate that reflects its past and projected net income performance. To permit each Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period. Distributions to common shareholders are determined on a tax basis, which may differ from amounts recorded in the accounting records. In instances where the monthly dividend exceeds the earned net investment income, the Fund would report a negative undistributed net ordinary income. Refer to the Notes to Financial Statements for additional information regarding the amounts of undistributed net ordinary income and undistributed net long-term capital gains and the character of the actual distributions paid by the Fund during the period.
All monthly dividends paid by each Fund during the current reporting period were paid from net investment income. If a portion of the Fund’s monthly distributions is sourced or comprised of elements other than net investment income, including capital gains and/
or a return of capital, shareholders will be notified of those sources. For financial reporting purposes, the per share amounts of each
Fund’s distributions for the reporting period are presented in this report’s Financial Highlights. For income tax purposes, distribution information for each Fund as of its most recent tax year end is presented in the Notes to Financial Statements of this report.
NUVEEN CLOSED-END FUND DISTRIBUTION AMOUNTS
The Nuveen Closed-End Funds’ monthly and quarterly periodic distributions to shareholders are posted on www.nuveen.com and can be found on Nuveen’s enhanced closed-end fund resource page, which is at https://www.nuveen.com/resource-center-
closedend funds, along with other Nuveen closed-end fund product updates. To ensure timely access to the latest information, shareholders may use a subscribe function, which can be activated at this web page (https://www.nuveen.com/subscriptions).
COMMON SHARE REPURCHASES
During August 2022, the Funds’ Board of Trustees reauthorized an open-market share repurchase program, allowing each Fund to repurchase an aggregate of up to approximately 10% of its outstanding common shares.
Per Common Share Amounts
Monthly Distributions (Ex-Dividend Date) NAD NEA
November $0.0465 $0.0445
December 0.0465 0.0445
January 0.0395 0.0350
February 0.0395 0.0350
March 0.0395 0.0350
April 0.0380 0.0350
Total Distributions from Net Investment Income $0.2495 $0.2290
1
Distributions paid in December 2022.
Yields
NAD NEA
Market Yield
1
3.98% 3.78%
Taxable-Equivalent Yield
1
6.71% 6.38%
1
Market Yield is based on the Fund’s current annualized monthly dividend divided by the Fund’s current market price as of the end of the reporting period. Taxable-
Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 40.8%. Your actual federal income tax rate may differ from the assumed rate. The Taxable-Equivalent Yield also takes into account the percentage of the Fund’s income generated and paid by the Fund (based on payments made during the previous calendar year) that was not exempt from federal income tax. Separately, if the comparison were instead to investments that generate qualified dividend income, which is taxable at a rate lower than an individual’s ordinary graduated tax rate, the fund’s Taxable-Equivalent Yield would be lower.

During the current reporting period, the Funds did not repurchase any of their outstanding common shares. As of April 30, 2023,
(and since the inception of the Funds’ repurchase programs), each Fund has cumulatively repurchased and retired its outstanding common shares as shown in the accompanying table.
OTHER COMMON SHARE INFORMATION
As of April 30, 2023, the Funds’ common share prices were trading at a premium/(discount) to their common share NAVs and trading at an average premium/(discount) to NAV during the current reporting period, as follows:
NAD NEA
Common shares cumulatively repurchased and retired 17,900 75,000
Common shares authorized for repurchase 23,340,000 29,900,000
NAD NEA
Common share NAV $13.11 $12.73
Common share price $11.47 $11.11
Premium/(Discount) to NAV (12.51)% (12.73)%
Average premium/(discount) to NAV (11.44)% (11.73)%

About the Funds’ Benchmarks
(Unaudited)
S&P Municipal Bond Index
: An index designed to measure the performance of the tax-exempt U.S. municipal bond market.
Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Investment Grade Index
: An index designed to measure the performance of tax-exempt investment grade municipal bonds. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond High Yield Index
: An index designed to measure the performance of tax-exempt high yield municipal bonds. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
NAD Blended Benchmark:
Consists of: 1) 80% S&P Municipal Bond Investment Grade Index (defined herein), and 2) 20% S&P
Municipal Bond High Yield Index (defined herein). The Fund’s performance was measured against the S&P Municipal Bond Index through September 11, 2016. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
NEA Blended Benchmark:
Consists of: 1) 80% S&P Municipal Bond Investment Grade Index (defined herein), and 2) 20% S&P
Municipal Bond High Yield Index (defined herein). The Fund’s performance was measured against the S&P Municipal Bond Index through September 11, 2016. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Nuveen Quality Municipal Income Fund
Performance Overview and Holding Summaries April 30, 2023

NAD
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.
Fund Performance*
a
*For purposes of Fund performance, relative results are measured against the NAD Blended Benchmark. The Fund’s
Blended Benchmark consists of: 1) 80% S&P Municipal Bond Investment Grade Index and 2) 20% S&P Municipal Bond
High Yield Index. The Fund’s performance was measured against the S&P Municipal Bond Index through September
11, 2016.
Performance data shown represents past performance and does not predict or guarantee future results. Current per-
formance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.
Daily Common Share NAV and Share Price
Total Returns as of
April 30, 2023
Cumulative Average Annual
Inception
Date 6-Month 1-Year 5-Year 10-Year
NAD at Common Share NAV 5/26/99 12.77% 0.16% 1.90% 2.79%
NAD at Common Share Price 5/26/99 10.25% (5.94)% 2.22% 2.64%
S&P Municipal Bond Index — 7.15% 2.44% 2.06% 2.27%
NAD Blended Benchmark — 7.39% 2.12% 2.23% 2.40%

Performance Overview and Holdings Summaries
April 30, 2023 (continued)
Holdings Summaries as of April 30, 2023
This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s
Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.
Fund Allocation
(% of net assets)
Municipal Bonds 162.7%
Investment Companies 0.0%
Variable Rate Senior Loan
Interests 0.0%
Short-Term Municipal Bonds 0.5%
Other Assets & Liabilities, Net 2.2%
Floating Rate Obligations (2.9)%
AMTP Shares, Net (23.8)%
MFP Shares, Net (22.2)%
VRDP Shares, Net (16.5)%
Net Assets 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 8.2%
AAA 1.9%
AA 24.2%
A 39.1%
BBB 15.4%
BB or Lower 4.9%
N/R (not rated) 6.3%
N/A (not applicable) 0.0%
Total 100%
Portfolio Composition
(% of total investments)
Transportation 27.7%
Health Care 19.0%
Tax Obligation/Limited 14.8%
Utilities 9.7%
Tax Obligation/General 9.6%
U.S. Guaranteed 8.1%
Education and Civic
Organizations 4.9%
Other 6.2%
Variable Rate Senior Loan
Interests 0.0%
Investment Companies 0.0%
Total 100%
States and Territories
1
(% of total municipal bonds)
Texas 11.0%
Illinois 9.1%
Colorado 7.9%
California 7.2%
New York 6.1%
Maryland 5.8%
Florida 5.8%
Pennsylvania 3.7%
Missouri 3.4%
New Jersey 3.2%
South Carolina 2.6%
Ohio 2.5%
Washington 2.4%
Michigan 2.3%
Louisiana 1.9%
Wisconsin 1.9%
Minnesota 1.9%
District of Columbia 1.7%
Arizona 1.7%
Oregon 1.6%
Other 16.3%
Total 100%
1 See the Portfolio of Investments for the remaining states comprising "Other" and not listed in the table above.
Nuveen AMT-Free Quality Municipal Income Fund
Performance Overview and Holding Summaries April 30, 2023

NEA
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.
Fund Performance*
*For purposes of Fund performance, relative results are measured against the NEA Blended Benchmark. The Fund’s
Blended Benchmark consists of: 1) 80% S&P Municipal Bond Investment Grade Index and 2) 20% S&P Municipal Bond
High Yield Index. The Fund’s performance was measured against the S&P Municipal Bond Index through September
11, 2016.
Performance data shown represents past performance and does not predict or guarantee future results. Current per-
formance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.
Daily Common Share NAV and Share Price
Total Returns as of
April 30, 2023
Cumulative Average Annual
Inception
Date 6-Month 1-Year 5-Year 10-Year
NEA at Common Share NAV 11/21/02 12.81% (0.23)% 1.68% 2.95%
NEA at Common Share Price 11/21/02 9.87% (6.57)% 1.94% 2.53%
S&P Municipal Bond Index — 7.15% 2.44% 2.06% 2.27%
NEA Blended Benchmark — 7.39% 2.12% 2.23% 2.40%

Performance Overview and Holdings Summaries
April 30, 2023 (continued)
Holdings Summaries as of April 30, 2023
This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s
Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.
Fund Allocation
(% of net assets)
Municipal Bonds 162.1%
Other Assets & Liabilities, Net 2.3%
Floating Rate Obligations (2.4)%
AMTP Shares, Net (4.5)%
MFP Shares, Net (27.2)%
VRDP Shares, Net (30.3)%
Net Assets 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 10.3%
AAA 2.6%
AA 30.6%
A 35.0%
BBB 13.2%
BB or Lower 3.2%
N/R (not rated) 5.1%
Total 100%
Portfolio Composition
(% of total investments)
Health Care 22.1%
Tax Obligation/Limited 17.7%
Transportation 14.9%
Tax Obligation/General 11.9%
Utilities 11.0%
U.S. Guaranteed 10.4%
Education and Civic
Organizations 6.7%
Other 5.3%
Total 100%
States and Territories
1
(% of total municipal bonds)
Illinois 9.8%
Colorado 8.7%
Michigan 7.9%
Texas 7.3%
New York 6.2%
New Jersey 4.5%
Florida 4.3%
California 4.2%
Pennsylvania 3.6%
Ohio 3.4%
Missouri 3.3%
Minnesota 2.8%
North Carolina 2.7%
South Carolina 2.5%
Wisconsin 2.4%
Georgia 2.4%
Washington 2.3%
District of Columbia 2.2%
Oregon 1.8%
Indiana 1.7%
Other 16.0%
Total 100%
1 See the Portfolio of Investments for the remaining states comprising "Other" and not listed in the table above.

Nuveen Quality Municipal Income Fund
Portfolio of Investments April 30, 2023
(Unaudited)
NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 162.7%   (99.7% of Total Investments)
X
4,977,546,856 MUNICIPAL BONDS - 162.7% (99.7% of Total Investments)
X 4,977,546,856
Alabama - 0.9% (0.5% of Total Investments)
$ 5,000 Alabama Special Care Facilities Financing Authority, Revenue Bonds,
Ascension Health, Series 2016C, 5.000%, 11/15/46
5/26 at 100.00 Aa2   $ 5,111,800
Alabama State Port Authority, Docks Facilities Revenue Bonds,
Refunding Series 2017A:
5,000 5.000%, 10/01/33 - AGM Insured, (AMT) 10/27 at 100.00 BBB+   5,279,400
5,455 5.000%, 10/01/34 - AGM Insured, (AMT) 10/27 at 100.00 BBB+   5,741,660
5,550 5.000%, 10/01/35 - AGM Insured, (AMT) 10/27 at 100.00 BBB+   5,811,405
1,000 Southeast Energy Authority, Alabama, Commodity Supply Revenue
Bonds, Project 3, Fixed Rate Series 2022A-1, 5.500%, 1/01/53,
(Mandatory Put 12/01/29)
9/29 at 100.10 A1   1,080,950
4,165 Tuscaloosa County Industrial Development Authority, Alabama, Gulf
Opportunity Zone Bonds, Hunt Refining Project, Refunding Series
2019A, 5.250%, 5/01/44, 144A
5/29 at 100.00 N/R   3,686,025
Total Alabama 26,711,240
Alaska - 0.3% (0.2% of Total Investments)
Alaska Industrial Development and Export Authority, Power Revenue
Bonds, Snettisham Hydroelectric Project, Refunding Series 2015:
1,580 5.000%, 1/01/24, (AMT) No Opt. Call Baa2   1,588,042
3,400 5.000%, 1/01/25, (AMT) No Opt. Call Baa2   3,457,834
1,000 5.000%, 1/01/28, (AMT) 7/25 at 100.00 Baa2   1,025,010
1,075 5.000%, 1/01/29, (AMT) 7/25 at 100.00 Baa2   1,102,940
300 5.000%, 1/01/31, (AMT) 7/25 at 100.00 Baa2   307,803
395 Northern Tobacco Securitization Corporation, Alaska, Tobacco
Settlement Asset-Backed Bonds, Senior Series 2021A Class 1,
4.000%, 6/01/50
6/31 at 100.00 BBB+   349,559
Total Alaska 7,831,188
Arizona - 2.8% (1.7% of Total Investments)
3,815 Arizona Board of Regents, University of Arizona, Speed Revenue Bonds,
Stimulus Plan for Economic and Educational Development, Refunding
Series 2020A, 4.000%, 8/01/44
8/30 at 100.00 A+   3,718,061
2,500 Arizona Health Facilities Authority, Revenue Bonds, Scottsdale Lincoln
Hospitals Project, Refunding Series 2014A, 5.000%, 12/01/39
12/24 at 100.00 A2   2,546,650
1,000 Arizona Industrial Development Authority Education Revenue Bonds,
Academies of Math & Science Projects, Series 2023, 5.375%, 7/01/53
7/31 at 100.00 BB+   963,110
2,000 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2018A, 5.000%,
7/01/48
1/28 at 100.00 AA-   2,023,300
11,795 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Refunding Series 2016A, 4.000%, 1/01/36
1/27 at 100.00 AA-   11,916,017
4,665 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue
Bonds, Junior Lien Series 2019B, 5.000%, 7/01/49, (AMT)
7/29 at 100.00 A+   4,803,037
15,935 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue
Bonds, Senior Lien Series 2017A, 5.000%, 7/01/42, (AMT)
7/27 at 100.00 AA-   16,433,765
6,000 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue
Bonds, Senior Lien Series 2018, 5.000%, 7/01/48, (AMT)
7/28 at 100.00 AA-   6,176,280
Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
$ 7,000 Phoenix Civic Improvement Corporation, Arizona, Revenue Bonds,
Civic Plaza Expansion Project, Series 2005B, 5.500%, 7/01/39 - FGIC
Insured
No Opt. Call AA   $ 8,647,590
1,000 Pinal County Electrical District 4, Arizona, Electric System Revenue
Bonds, Refunding  Series 2015, 4.000%, 12/01/38 - AGM Insured
12/25 at 100.00 AA   1,006,680
Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
Citigroup Energy Inc Prepay Contract Obligations, Series 2007:
500 5.500%, 12/01/29 No Opt. Call BBB+   539,560
24,765 5.000%, 12/01/37 No Opt. Call BBB+   25,691,211
1,100 Student and Academic Services LLC, Arizona, Lease Revenue Bonds,
Northern Arizona University Project, Series 2014, 5.000%, 6/01/34 -
BAM Insured
6/24 at 100.00 A2   1,116,423
Total Arizona 85,581,684
Arkansas - 0.3% (0.2% of Total Investments)
5,020 Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2022, 5.450%, 9/01/52, (AMT), 144A
9/25 at 105.00 BB-   5,012,269
4,000 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49,
(AMT), 144A
9/26 at 103.00 BB-   3,590,040
2,055 Arkansas State University, Student Fee Revenue Bonds, Jonesboro
Campus, Series 2013, 4.875%, 12/01/43
12/23 at 100.00 A1   2,056,624
Total Arkansas 10,658,933
California - 11.8% (7.2% of Total Investments)
2,665 Alameda Corridor Transportation Authority, California, Revenue Bonds,
Refunding Second Subordinate Lien Series 2022C, 5.000%, 10/01/52
- AGM Insured
10/32 at 100.00 BBB   2,899,067
Anaheim Public Financing Authority, California, Lease Revenue Bonds,
Public Improvement Project, Series 1997C:
2,945 0.000%, 9/01/27 - AGM Insured No Opt. Call A1   2,570,720
7,150 0.000%, 9/01/28 - AGM Insured No Opt. Call A1   6,046,540
2,455 0.000%, 9/01/32 - AGM Insured No Opt. Call A1   1,783,116
105 0.000%, 9/01/35 - AGM Insured, (ETM) No Opt. Call AA  (4) 71,624
95 0.000%, 9/01/35 - AGM Insured No Opt. Call AA   59,712
1,055 Brisbane School District, San Mateo County, California, General
Obligation Bonds, Election 2003 Series 2005, 0.000%, 7/01/35 - AGM
Insured
No Opt. Call A1   664,777
Byron Unified School District, Contra Costa County, California, General
Obligation Bonds, Series 2007B:
60 0.000%, 8/01/32, (ETM) No Opt. Call A2  (4) 46,727
1,405 0.000%, 8/01/32 - SYNCORA GTY Insured No Opt. Call A+   1,019,384
235 0.000%, 8/01/32 - SYNCORA GTY Insured, (ETM) No Opt. Call N/R  (4) 184,694
Calexico Unified School District, Imperial County, California, General
Obligation Bonds, Series 2005B:
3,685 0.000%, 8/01/31 - FGIC Insured No Opt. Call A   2,781,364
4,505 0.000%, 8/01/33 - FGIC Insured No Opt. Call A   3,140,075
California Health Facilities Financing Authority, California, Revenue
Bonds, Sutter Health, Refunding Series 2016B:
2,855 5.000%, 11/15/46, (Pre-refunded 11/15/26) 11/26 at 100.00 N/R  (4) 3,085,084
10,000 5.000%, 11/15/46 11/26 at 100.00 A+   10,267,800
16,665 California Health Facilities Financing Authority, California, Revenue
Bonds, Sutter Health, Refunding Series 2017A, 5.000%, 11/15/48
11/27 at 100.00 A+   17,191,281

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 2,275 California Health Facilities Financing Authority, California, Revenue
Bonds, Sutter Health, Series 2018A, 4.000%, 11/15/42
11/27 at 100.00 A+   $ 2,179,063
710 California Health Facilities Financing Authority, Revenue Bonds, Saint
Joseph Health System, Series 2013A, 5.000%, 7/01/37, (Pre-refunded
7/01/23)
7/23 at 100.00 A  (4) 711,952
5,000 California Municipal Finance Authority, Revenue Bonds, Linxs APM
Project, Senior Lien Series 2018A, 5.000%, 12/31/43, (AMT)
6/28 at 100.00 BBB-   5,097,600
3,250 California Municipal Finance Authority, Reveue Bonds, Community
Medical Centers, Series 2017A, 5.000%, 2/01/47
2/27 at 100.00 BBB+   3,335,182
815 California State Public Works Board, Lease Revenue Bonds, Various
Capital Projects, Series 2013I, 5.000%, 11/01/38
11/23 at 100.00 A+   821,145
500 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A,
5.250%, 12/01/44
12/24 at 100.00 BB   500,730
California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A:
6,000 5.000%, 12/01/46, 144A 6/26 at 100.00 BB   5,745,780
8,550 5.250%, 12/01/56, 144A 6/26 at 100.00 BB   8,197,996
California Statewide Community Development Authority, Revenue
Bonds, Daughters of Charity Health System, Series 2005A:
43 5.750%, 7/01/30 (5),(6) 1/22 at 100.00 N/R   42,527
116 5.500%, 7/01/39 (5),(6) 1/22 at 100.00 N/R   116,467
4,890 Clovis Unified School District, Fresno County, California, General
Obligation Bonds, Series 2006B, 0.000%, 8/01/26 - NPFG Insured
No Opt. Call Baa2   4,404,423
1,000 Coachella Valley Unified School District, Riverside County, California,
General Obligation Bonds, Series 2005A, 0.000%, 8/01/30 - FGIC
Insured
No Opt. Call A-   794,740
4,000 East Bay Municipal Utility District, Alameda and Contra Costa Counties,
California, Water System Revenue Bonds, Series 2014C, 5.000%,
6/01/44
6/24 at 100.00 AA+   4,048,680
3,010 El Camino Community College District, California, General Obligation
Bonds, Election of 2002 Series 2012C, 0.000%, 8/01/25
No Opt. Call AA+   2,823,440
3,500 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Senior Lien Series 2015A, 0.000%,
1/15/34 - AGM Insured
No Opt. Call BBB+   2,474,465
Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Series 2013A:
1,480 5.750%, 1/15/46, (Pre-refunded 1/15/24) 1/24 at 100.00 Baa2  (4) 1,508,786
6,480 6.000%, 1/15/49, (Pre-refunded 1/15/24) 1/24 at 100.00 Baa2  (4) 6,615,821
9,930 Golden State Tobacco Securitization Corporation, California, Enhanced
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Series
2015A, 5.000%, 6/01/45, (Pre-refunded 6/01/25)
6/25 at 100.00 A+  (4) 10,399,292
Golden State Tobacco Securitization Corporation, California, Enhanced
Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A:
1,455 0.000%, 6/01/24 - AMBAC Insured, (ETM) No Opt. Call A+  (4) 1,407,640
3,500 0.000%, 6/01/26 - AGM Insured, (ETM) No Opt. Call Aa3  (4) 3,224,130
59,280 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-
2, 0.000%, 6/01/66
12/31 at 27.75 N/R   6,574,745
1,260 Huntington Beach Union High School District, Orange County,
California, Certificates of Participation, Capital Project, Series 2007,
0.000%, 9/01/35 - AGM Insured
No Opt. Call A1   801,625
Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 5,240 Huntington Beach Union High School District, Orange County,
California, General Obligation Bonds, Series 2005, 0.000%, 8/01/30 -
AGM Insured
No Opt. Call AA   $ 4,251,526
2,500 Huntington Beach Union High School District, Orange County,
California, General Obligation Bonds, Series 2007, 0.000%, 8/01/32 -
FGIC Insured
No Opt. Call AA-   1,886,200
5,000 Kern Community College District, California, General Obligation Bonds,
Safety, Repair & Improvement, Election 2002 Series 2006, 0.000%,
11/01/24 - AGM Insured
No Opt. Call AA   4,764,300
1,045 Lake Tahoe Unified School District, El Dorado County, California,
General Obligation Bonds, Series 2001B, 0.000%, 8/01/31 - NPFG
Insured
No Opt. Call A-   810,147
9,140 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Senior Lien Series 2015D, 5.000%,
5/15/41, (AMT)
5/25 at 100.00 AA   9,252,970
Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2021D:
12,835 5.000%, 5/15/46, (AMT) 11/31 at 100.00 AA-   13,520,774
40 5.000%, 5/15/46, (Pre-refunded 11/15/31), (AMT) 11/31 at 100.00 N/R  (4) 45,850
2,665 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2014B, 5.000%, 7/01/43
1/24 at 100.00 AA-   2,691,810
6,215 Martinez Unified School District, Contra Costa County, California,
General Obligation Bonds, Series 2011, 5.875%, 8/01/31, (Pre-
refunded 8/01/24)
8/24 at 100.00 Aa3  (4) 6,438,305
5,955 Mount San Antonio Community College District, Los Angeles County,
California, General Obligation Bonds, Election of 2008, Series 2013A,
0.000%, 8/01/43 (7)
8/35 at 100.00 AA   5,484,615
2,700 M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup
Prepay Contracts, Series 2009A, 7.000%, 11/01/34
No Opt. Call BBB+   3,290,490
2,200 M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup
Prepay Contracts, Series 2009C, 6.500%, 11/01/39
No Opt. Call BBB+   2,581,282
5,875 Ontario Redevelopment Financing Authority, San Bernardino County,
California, Revenue Bonds, Redevelopment Project 1, Refunding
Series 1995, 7.400%, 8/01/25 - NPFG Insured
No Opt. Call Baa2   6,083,093
4,930 Patterson Joint Unified School District, Stanislaus County, California,
General Obligation Bonds, 2008 Election Series 2009B, 0.000%,
8/01/42 - AGM Insured
No Opt. Call A1   2,122,069
13,145 Perris, California, GNMA Mortgage-Backed Securities Program Single
Family Mortgage Revenue Bonds, Series 1988B, 8.200%, 9/01/23,
(ETM)
No Opt. Call AA+  (4) 13,336,523
6,000 Placentia-Yorba Linda Unified School District, Orange County,
California, Certificates of Participation, Series 2006, 0.000%, 10/01/34
- FGIC Insured, (ETM)
No Opt. Call A1  (4) 4,374,300
995 Pomona, California, GNMA/FNMA Collateralized Securities Program
Single Family Mortgage Revenue Bonds, Series 1990A, 7.600%,
5/01/23, (ETM)
No Opt. Call AA+  (4) 995,000
2,000 Poway Unified School District, San Diego County, California, General
Obligation Bonds, School Facilities Improvement District 2007-1,
Series 2011A, 0.000%, 8/01/41
No Opt. Call AA-   942,180
5,000 Rialto Unified School District, San Bernardino County, California,
General Obligation Bonds, 2010 Election Series 2011A, 0.000%,
8/01/41 - AGM Insured (7)
8/36 at 100.00 Aa3   5,747,150

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 5,000 Riverside County Asset Leasing Corporation, California, Leasehold
Revenue Bonds, Riverside County Hospital Project, Series 1997,
0.000%, 6/01/25 - NPFG Insured
No Opt. Call A+   $ 4,662,900
4,615 Riverside County Redevelopment Agency, California, Tax Allocation
Bonds, Jurupa Valley Project Area, Series 2011B, 0.000%, 10/01/38
No Opt. Call A+   2,442,258
330 Riverside County Transportation Commission, California, Toll Revenue
Senior Lien Bonds, Series 2013A, 5.750%, 6/01/48, (Pre-refunded
6/01/23)
6/23 at 100.00 A  (4) 330,663
10,990 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Subordinate Series 2021B, 5.000%, 7/01/46, (AMT)
7/31 at 100.00 A2   11,547,523
4,945 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2016B, 5.000%,
5/01/41, (AMT)
5/26 at 100.00 A+   5,055,570
10,000 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2017A, 5.000%,
5/01/42, (AMT)
5/27 at 100.00 A+   10,283,500
22,460 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2019A, 5.000%,
5/01/49, (AMT)
5/29 at 100.00 A+   23,217,576
11,000 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2019E, 5.000%,
5/01/45, (AMT)
5/29 at 100.00 A+   11,428,010
2,000 San Francisco City and County Redevelopment Agency Successor
Agency, California, Special Tax Bonds, Community Facilities District  6
Mission Bay South Public Improvements, Series 2013C, 0.000%,
8/01/43
5/23 at 30.77 N/R   614,060
2,000 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Junior Lien Series
2014B, 5.250%, 1/15/44
1/25 at 100.00 BBB   2,036,040
San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Senior Lien Series
2014A:
15,350 5.000%, 1/15/44, (Pre-refunded 1/15/25) 1/25 at 100.00 A  (4) 15,932,993
25,840 5.000%, 1/15/50, (Pre-refunded 1/15/25) 1/25 at 100.00 A  (4) 26,821,403
San Jose, California, Airport Revenue Bonds, Refunding Series 2017A:
5,000 5.000%, 3/01/41, (AMT) 3/27 at 100.00 A   5,147,400
5,000 5.000%, 3/01/47, (AMT) 3/27 at 100.00 A   5,107,200
14,985 San Ysidro School District, San Diego County, California, General
Obligation Bonds, 1997 Election Series 2012G, 0.000%, 8/01/40 -
AGM Insured
No Opt. Call AA   6,955,288
6,660 San Ysidro School District, San Diego County, California, General
Obligation Bonds, Refunding Series 2015, 0.000%, 8/01/43
8/25 at 38.93 A3   2,338,526
2,460 Santee School District, San Diego County, California, General
Obligation Bonds, Capital Appreciation, Election 2006, Series 2008D,
0.000%, 8/01/33 - AGC Insured
No Opt. Call AA   1,758,408
5,000 Solano Community College District, Solano and Yolo Counties,
California, General Obligation Bonds, Election 2012 Series 2013A,
5.000%, 8/01/43, (Pre-refunded 8/01/23)
8/23 at 100.00 AA  (4) 5,022,300
1,145 Southern Kern Unified School District, Kern County, California, General
Obligation Bonds, Series 2006C, 0.000%, 11/01/30 - AGM Insured
No Opt. Call A1   900,760
1,175 Southern Kern Unified School District, Kern County, California, General
Obligation Bonds, Series 2010B, 0.000%, 11/01/35 - AGM Insured
No Opt. Call A1   738,605
Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 2,410 Victor Elementary School District, San Bernardino County, California,
General Obligation Bonds, Series 2002A, 0.000%, 8/01/26 - FGIC
Insured
No Opt. Call A+   $ 2,174,832
3,750 Wiseburn School District, Los Angeles County, California, General
Obligation Bonds, Series 2011B, 0.000%, 8/01/36 - AGM Insured (7)
8/31 at 100.00 AA   3,998,475
Total California 360,771,068
Colorado - 12.9% (7.9% of Total Investments)
4,350 Aerotropolis Regional Transportation Authority, Colorado, Special
Revenue Bonds, Series 2021, 4.375%, 12/01/52
12/26 at 103.00 N/R   3,293,950
3,000 Anthem West Metropolitan District, Colorado, General Obligation
Bonds, Refunding Series 2015, 5.000%, 12/01/35 - BAM Insured
12/25 at 100.00 A1   3,132,270
2,000 Arvada, Colorado, Water Enterprise Revenue Bonds, Series 2022,
4.000%, 12/01/48
12/32 at 100.00 AA+   1,981,880
4,195 Boulder Larimer & Weld Counties School District RE-1J Saint Vrain
Valley, Colorado, General Obligation Bonds, Series 2016C, 4.000%,
12/15/34
12/26 at 100.00 AA+   4,314,180
5,095 Brighton, Colorado, Water Activity Enterprise Revenue Bonds, Water
System Project, Series 2022, 5.000%, 6/01/52
6/32 at 100.00 AA   5,590,591
4,000 Centennial Water and Sanitation District, Douglas County, Colorado,
Water and Wastewater Revenue Bonds, Series 2019, 5.000%,
12/01/43
12/28 at 100.00 AA+   4,341,800
1,775 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/29,
144A
5/23 at 103.00 N/R   1,751,836
1,500 Cherokee Metropolitan District, Colorado, Water and Wastewater
Revenue Bonds, Series 2020, 4.000%, 8/01/50 - BAM Insured
8/30 at 100.00 AA   1,435,320
2,945 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Community Leadership Academy, Inc. Second
Campus Project, Series 2013, 7.350%, 8/01/43
8/23 at 100.00 BB+   2,964,172
1,715 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Flagstaff Academy Project, Refunding Series 2016,
3.625%, 8/01/46
8/26 at 100.00 A+   1,430,859
500 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Liberty Common Charter School, Series 2014A,
5.000%, 1/15/44
1/24 at 100.00 A+   502,780
1,000 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Peak-to-Peak Charter School, Refunding Series 2014,
5.000%, 8/15/30
8/24 at 100.00 A+   1,022,150
3,915 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Weld County School District 6 - Frontier Academy,
Refunding & Improvement Series 2016, 3.250%, 6/01/46
6/26 at 100.00 A+   3,145,585
545 Colorado Educational and Cultural Facilities Authority, Revenue Bonds,
University Corporation for Atmospheric Research Project, Refunding
Series 2017, 3.625%, 9/01/31
9/27 at 100.00 A2   553,219
Colorado Educational and Cultural Facilities Authority, Revenue Bonds,
University of Denver, Series 2017A:
1,200 4.000%, 3/01/36 3/27 at 100.00 A1   1,216,608
1,600 4.000%, 3/01/37 3/27 at 100.00 A1   1,615,520
5,460 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2019A, 4.000%, 11/15/43
11/29 at 100.00 AA   5,281,622
Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2021A:
17,905 4.000%, 11/15/46 11/31 at 100.00 AA   16,994,889

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 11,090 4.000%, 11/15/50 11/31 at 100.00 AA   $ 10,311,260
4,600 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Christian Living Neighborhoods Project, Refunding Series 2016,
5.000%, 1/01/37
1/24 at 102.00 N/R   4,068,654
Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2:
4,000 5.000%, 8/01/44 8/29 at 100.00 Baa1   4,132,000
15,395 4.000%, 8/01/49 8/29 at 100.00 Baa1   13,962,649
Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A:
2,725 5.500%, 11/01/47 11/32 at 100.00 Baa1   2,943,736
2,300 5.250%, 11/01/52 11/32 at 100.00 Baa1   2,419,945
270 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Evangelical Lutheran Good Samaritan Society Project, Series 2013,
5.625%, 6/01/43, (Pre-refunded 6/01/23)
6/23 at 100.00 N/R  (4) 270,497
Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Evangelical Lutheran Good Samaritan Society Project, Series 2013A:
2,670 5.000%, 6/01/28, (Pre-refunded 6/01/25) 6/25 at 100.00 N/R  (4) 2,788,441
6,425 5.000%, 6/01/40, (Pre-refunded 6/01/25) 6/25 at 100.00 N/R  (4) 6,710,013
1,390 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Frasier
Meadows Project, Refunding & Improvement Series 2017A, 5.250%,
5/15/47
5/27 at 100.00 BBB-   1,293,200
5,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Intermountain Healthcare, Series 2022A, 5.000%, 5/15/52
5/32 at 100.00 AA+   5,349,700
3,785 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Parkview Medical Center, Series 2020A, 4.000%, 9/01/50
9/30 at 100.00 Baa1   3,196,925
5,535 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sanford
Health, Series 2019A, 5.000%, 11/01/44
11/29 at 100.00 A+   5,727,507
3,300 Colorado Health Facilities Authority, Colorado, Revenue Bonds, SCL
Health System, Refunding Series 2019A, 4.000%, 1/01/37
1/30 at 100.00 AA+   3,367,617
1,100 Colorado High Performance Transportation Enterprise, C-470 Express
Lanes Revenue Bonds, Senior Lien Series 2017, 5.000%, 12/31/56
12/24 at 100.00 BBB   1,073,644
Colorado State Board of Governors, Colorado State University Auxiliary
Enterprise System Revenue Bonds, Refunding Series 2017C:
1,115 5.000%, 3/01/43, (Pre-refunded 3/01/28) 3/28 at 100.00 N/R  (4) 1,245,388
710 5.000%, 3/01/43 - BAM Insured 3/28 at 100.00 AA   759,210
950 5.000%, 3/01/43, (Pre-refunded 3/01/28) - BAM Insured 3/28 at 100.00 N/R  (4) 1,058,804
2,360 Colorado State Board of Governors, Colorado State University Auxiliary
Enterprise System Revenue Bonds, Refunding Series 2017E, 4.000%,
3/01/43
3/28 at 100.00 AA   2,321,060
3,420 Colorado State, Building Excellent Schools Today, Certificates of
Participation, Series 2020R, 4.000%, 3/15/45
3/30 at 100.00 AA-   3,353,447
4,000 Colorado State, Building Excellent Schools Today, Certificates of
Participation, Series 2021S, 4.000%, 3/15/41
3/31 at 100.00 AA-   4,021,160
3,000 Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Series
2014, 5.000%, 8/01/44, (Pre-refunded 8/01/24) - AGM Insured
8/24 at 100.00 A1  (4) 3,069,600
7,250 Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Series
2016, 5.000%, 8/01/46, (Pre-refunded 8/01/26)
8/26 at 100.00 A1  (4) 7,771,420
3,400 Denver City and County, Colorado, Airport System Revenue Bonds,
Series 2022B, 5.250%, 11/15/53
11/32 at 100.00 AA-   3,785,356
Denver City and County, Colorado, Airport System Revenue Bonds,
Series 2022D:
2,790 5.750%, 11/15/45, (AMT) 11/32 at 100.00 AA-   3,169,635
Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 5,000 5.000%, 11/15/53, (AMT) 11/32 at 100.00 AA-   $ 5,239,250
1,100 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2013A, 5.250%, 11/15/43, (AMT)
11/23 at 100.00 A+   1,101,694
4,515 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2013B, 5.000%, 11/15/43
11/23 at 100.00 A+   4,533,873
Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2018A:
11,000 5.000%, 12/01/43, (AMT) 12/28 at 100.00 A+   11,405,790
13,040 5.000%, 12/01/48, (AMT) 12/28 at 100.00 A   13,385,821
9,040 5.250%, 12/01/48, (AMT) 12/28 at 100.00 N/R   9,390,300
1,820 Denver City and County, Colorado, Dedicated Tax Revenue Bonds,
Refunding & Improvement Series 2016A, 4.000%, 8/01/46
8/26 at 100.00 AA-   1,769,040
11,000 Denver City and County, Colorado, Dedicated Tax Revenue Bonds,
Series 2021A, 4.000%, 8/01/51
8/31 at 100.00 AA-   10,703,000
2,005 Denver City and County, Colorado, Special Facilities Airport Revenue
Bonds, United Airlines, Inc. Project, Refunding Series 2017, 5.000%,
10/01/32, (AMT)
10/23 at 100.00 BB-   2,007,185
Denver Convention Center Hotel Authority, Colorado, Revenue Bonds,
Convention Center Hotel, Refunding Senior Lien Series 2016:
2,955 5.000%, 12/01/28 12/26 at 100.00 BBB-   3,062,444
2,000 5.000%, 12/01/29 12/26 at 100.00 BBB-   2,071,120
2,400 5.000%, 12/01/36 12/26 at 100.00 BBB-   2,424,984
1,605 5.000%, 12/01/40 12/26 at 100.00 BBB-   1,604,920
E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,
Capital Appreciation Series 2010A:
385 0.000%, 9/01/35 No Opt. Call A   240,386
150 0.000%, 9/01/37 No Opt. Call A   83,081
75 0.000%, 9/01/38 No Opt. Call A   39,340
20 0.000%, 9/01/39 No Opt. Call A   9,951
110 0.000%, 9/01/41 No Opt. Call A   49,023
E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,
Series 1997B:
1,520 0.000%, 9/01/23 - NPFG Insured No Opt. Call A   1,502,778
18,380 0.000%, 9/01/25 - NPFG Insured No Opt. Call A   17,060,500
E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,
Series 2000B:
1,045 0.000%, 9/01/29 - NPFG Insured No Opt. Call A   854,465
2,175 0.000%, 9/01/30 - NPFG Insured No Opt. Call A   1,712,987
25,050 0.000%, 9/01/31 - NPFG Insured No Opt. Call A   18,963,351
23,305 0.000%, 9/01/32 - NPFG Insured No Opt. Call A   16,915,934
100 0.000%, 9/01/33 - NPFG Insured No Opt. Call A   69,568
12,500 E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,
Series 2006A, 0.000%, 9/01/38 - NPFG Insured
9/26 at 54.77 A   5,962,625
E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series
2004A:
385 0.000%, 9/01/28 - NPFG Insured No Opt. Call A   325,129
60,000 0.000%, 3/01/36 - NPFG Insured No Opt. Call A   36,499,200
2,200 Eagle River Water and Sanitation District, Eagle County, Colorado,
Enterprise Wastewater Revenue Bonds, Improvement Series 2020A,
4.000%, 12/01/49 - AGM Insured
12/29 at 100.00 AA   2,153,690
8,000 Ebert Metropolitan District, Denver Colorado, Limited Tax General
Obligation Bonds, Refunding Series 2018A-1, 5.000%, 12/01/43 -
BAM Insured
12/28 at 100.00 A1   8,540,720

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 3,550 Falcon Area Water and Wastewater Authority (El Paso County,
Colorado), Tap Fee Revenue Bonds, Series 2022A, 6.750%, 12/01/34,
144A
9/27 at 103.00 N/R   $ 3,582,695
2,000 Firestone, Colorado, Water Enterprise Revenue Bones, Series 2020,
4.000%, 12/01/45 - BAM Insured
12/30 at 100.00 AA   1,949,200
3,935 Flying Horse Metropolitan District 2, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Refunding & Improvement Series
2020A, 4.000%, 12/01/50 - AGM Insured
12/30 at 100.00 A1   3,625,866
2,545 Future Legends Sports Park Business Improvement District, Colorado,
Limited Tax General Obligation Bonds, Series 2022A and Subordinate
Limited Tax General Obligation Bonds, Series 2022B, 6.000%,
12/01/52
9/27 at 103.00 N/R   2,479,593
3,305 Goldsmith Metropolitan District, Colorado, General Obligation Bonds,
Refunding Series 2021, 4.000%, 12/01/51 - AGM Insured
12/31 at 100.00 A1   3,033,230
1,860 Metropolitan State University of Denver, Colorado, Institutional
Enterprise Revenue Bonds, Aerospace and Engineering Sciences
Building Project, Series 2016, 4.000%, 12/01/40, (Pre-refunded
12/01/25)
12/25 at 100.00 Aa2  (4) 1,914,442
1,000 North Pine Vistas Metropolitan District 3, Castle Pines, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Senior Series 2021A, 4.000%, 12/01/51 - AGM Insured
12/31 at 100.00 A1   941,330
Northern Colorado Water Conservancy District Building Corporation,
Certificates of Participation, Refunding Series 2021:
9,520 4.000%, 7/01/46 7/31 at 100.00 AA+   9,368,251
3,250 4.000%, 7/01/51 7/31 at 100.00 AA+   3,162,413
Park 70 Metropolitan District, Aurora, Colorado, General Obligation
Bonds, Limited Tax Refunding & Improvement Series 2016:
1,565 5.000%, 12/01/36 12/26 at 100.00 Baa3   1,607,224
2,100 5.000%, 12/01/46 12/26 at 100.00 Baa3   2,123,415
8,000 Park Creek Metropolitan District, Colorado, Senior Limited Property
Tax Supported Revenue Bonds, Refunding Series 2015A, 5.000%,
12/01/45
12/25 at 100.00 A   8,132,160
2,235 Park Creek Metropolitan District, Colorado, Senior Limited Property Tax
Supported Revenue Bonds, Series 2019A, 4.000%, 12/01/38 - AGM
Insured
12/29 at 100.00 A   2,261,440
500 Peak Metropolitan District 1, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2021A,
5.000%, 12/01/51, 144A
3/26 at 103.00 N/R   435,110
700 Public Authority for Colorado Energy, Natural Gas Purchase Revenue
Bonds,  Colorado Springs Utilities, Series 2008, 6.500%, 11/15/38
No Opt. Call A-   839,237
750 Thompson Crossing Metropolitan District 2, Johnstown, Larimer
County, Colorado, General Obligation Bonds, Limited Tax Convertible
to Unlimited Tax, Series 2016B, 5.000%, 12/01/36 - AGM Insured
12/26 at 100.00 AA   795,600
Traditions Metropolitan District 2, Colorado, Limited Tax General
Obligation Bonds, Refunding Series 2016:
1,050 5.000%, 12/01/32 - BAM Insured 12/26 at 100.00 A3   1,120,812
1,000 4.125%, 12/01/37 - BAM Insured 12/26 at 100.00 A3   1,015,060
500 Transport Metropolitan District 3, In the City of Aurora, Adams County,
Colorado, General Obligation Limited Bonds, Series 2021A-1,
5.000%, 12/01/41
3/26 at 103.00 N/R   448,550
2,000 Vista Ridge Metropolitan District, In the Town of Erie, Weld County,
Colorado, General Obligation Refunding Bonds, Series 2016A,
4.000%, 12/01/36 - BAM Insured
12/26 at 100.00 A2   2,042,920
Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 6,225 West Globeville Metropolitan District 1, Denver, Colorado, General
Obligation Limited Tax Bonds, Series 2022, 6.750%, 12/01/52
12/29 at 103.00 N/R   $ 5,854,550
Total Colorado 395,155,346
Connecticut - 1.2% (0.7% of Total Investments)
2,135 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Hartford HealthCare Issue, Series 2021A, 4.000%, 7/01/51
7/31 at 100.00 A   1,983,735
850 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, McLean Affiliates, Series 2020A, 5.000%, 1/01/45, 144A
1/26 at 102.00 BB+   765,697
Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes Series 2018A:
14,775 5.000%, 1/01/34 1/28 at 100.00 AA-   16,239,942
6,410 5.000%, 1/01/37 1/28 at 100.00 AA-   6,931,902
6,000 5.000%, 1/01/38 1/28 at 100.00 AA-   6,457,920
4,000 University of Connecticut, General Obligation Bonds, Series 2020A,
5.000%, 2/15/39
2/30 at 100.00 A+   4,384,640
Total Connecticut 36,763,836
Delaware - 0.3% (0.2% of Total Investments)
800 Delaware Health Facilities Authority, Revenue Bonds, Beebe Medical
Center Project, Series 2018, 5.000%, 6/01/48
12/28 at 100.00 BBB   817,256
7,255 Delaware Transportation Authority, Revenue Bonds, US 301 Project,
Series 2015, 5.000%, 6/01/55
6/25 at 100.00 AA-   7,408,516
Total Delaware 8,225,772
District of Columbia - 2.8% (1.7% of Total Investments)
510 District of Columbia Housing Finance Agency, GNMA Collateralized
Single Family Mortgage Revenue Bonds, Series 1988E-4, 6.375%,
6/01/26, (AMT)
5/23 at 100.00 AA+   511,102
775 District of Columbia Tobacco Settlement Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2001, 6.500%, 5/15/33
No Opt. Call BBB   791,818
34,000 District of Columbia Tobacco Settlement Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2006A, 0.000%, 6/15/46
5/23 at 24.22 N/R   7,853,320
5,265 District of Columbia Water and Sewer Authority, Public Utility Revenue
Bonds, Series 1998, 5.500%, 10/01/23 - AGM Insured, (UB)
4/09 at 160.00 Aa1   5,316,228
Metropolitan Washington Airports Authority, Virginia, District of
Columbia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Refunding & Subordinate Lien Series 2019B:
2,000 4.000%, 10/01/44 10/29 at 100.00 Baa2   1,930,360
4,750 5.000%, 10/01/47 10/29 at 100.00 Baa2   4,974,010
7,500 4.000%, 10/01/49 10/29 at 100.00 Baa2   7,050,975
2,000 Metropolitan Washington Airports Authority, Virginia, District of
Columbia, Dulles Toll Road Revenue Bonds, Dulles Metrorail &
Capital improvement Projects, Second Senior Lien Series 2009B,
0.000%, 10/01/36 - AGC Insured
No Opt. Call A2   1,188,360
5,000 Metropolitan Washington Airports Authority, Virginia, District of
Columbia, Dulles Toll Road Revenue Bonds, Dulles Metrorail &
Capital improvement Projects, Second Senior Lien Series 2009C,
6.500%, 10/01/41, (Pre-refunded 10/01/26) - AGC Insured
10/26 at 100.00 A2  (4) 5,617,250
4,500 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2013A, 5.000%, 10/01/30, (AMT)
10/23 at 100.00 AA-   4,520,655
15,800 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2018A, 5.000%, 10/01/43, (AMT)
10/28 at 100.00 AA-   16,406,088

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
District of Columbia (continued)
$ 5,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2019A, 5.000%, 10/01/49, (AMT)
10/29 at 100.00 AA-   $ 5,173,000
21,495 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2021A, 5.000%, 10/01/46, (AMT)
10/31 at 100.00 AA-   22,629,291
1,000 Washington Metropolitan Area Transit Authority, District of Columbia,
Gross Revenue Bonds, Refunding Crossover Series 2017A-2, 5.000%,
7/01/33
7/27 at 100.00 AA-   1,083,620
1,000 Washington Metropolitan Area Transit Authority, District of Columbia,
Gross Revenue Bonds, Series 2018, 5.000%, 7/01/38
7/27 at 100.00 AA-   1,060,650
Total District of Columbia 86,106,727
Florida - 9.5% (5.8% of Total Investments)
1,480 Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds,
Fleet Landing Project, Series 2013A, 5.000%, 11/15/37
11/23 at 100.00 BBB   1,386,834
Bay County, Florida, Educational Facilities Revenue Refunding Bonds,
Bay Haven Charter Academy, Inc. Project, Series 2013A:
450 5.000%, 9/01/45 9/23 at 100.00 BBB   450,972
2,260 5.000%, 9/01/48 9/23 at 100.00 BBB   2,264,384
8,280 Broward County, Florida, Airport System Revenue Bonds, Series 2019A,
5.000%, 10/01/44, (AMT)
10/29 at 100.00 A+   8,606,729
175 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School, Inc. Projects, Series
2020C, 5.000%, 9/15/40, 144A
9/27 at 100.00 N/R   155,746
18,500 Florida Development Finance Corporation, Florida, Surface
Transportation Facility Revenue Bonds, Brightline Passenger Rail
Project, Green Series 2019B, 7.375%, 1/01/49, (AMT), 144A
1/24 at 107.00 N/R   17,587,395
Florida Development Finance Corporation, Florida, Surface
Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail
Project, Series 2019A:
12,000 6.375%, 1/01/49, (AMT), (Mandatory Put 1/01/26), 144A 5/23 at 102.00 N/R   11,411,400
15,985 6.500%, 1/01/49, (AMT), (Mandatory Put 1/01/29), 144A 5/23 at 102.00 N/R   15,085,844
5,000 Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023A, 7.500%,
7/01/57, (AMT), (Mandatory Put 8/15/24)
5/23 at 100.00 N/R   4,914,250
12,500 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2022A, 7.250%, 7/01/57,
(AMT), (Mandatory Put 10/03/23), 144A
5/23 at 103.00 N/R   12,659,625
Greater Orlando Aviation Authority, Florida, Orlando Airport Facilities
Revenue Bonds, Priority Subordinated Series 2017A:
31,985 5.000%, 10/01/42, (AMT) 10/27 at 100.00 A+   32,911,606
2,665 5.000%, 10/01/47, (AMT) 10/27 at 100.00 A+   2,724,749
6,020 Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Senior Lien Series 2015A, 5.000%, 10/01/44,
(Pre-refunded 10/01/24), (AMT)
10/24 at 100.00 A+  (4) 6,140,340
5,000 Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Series 2018E, 5.000%, 10/01/43, (AMT)
10/28 at 100.00 AA-   5,191,800
2,290 Hillsborough County Aviation Authority, Florida, Revenue Bonds,
Tampa International Airport, Subordinate Lien Series 2015B, 5.000%,
10/01/40, (Pre-refunded 10/01/24)
10/24 at 100.00 A+  (4) 2,354,944
10,305 Hillsborough County Aviation Authority, Florida, Tampa International
Airport Customer Facility Charge Revenue Bonds, Series 2015A,
5.000%, 10/01/44
10/24 at 100.00 A3   10,432,267
Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 10,000 Hillsborough County Industrial Development Authority, Florida,
Hospital Revenue Bonds, Florida Health Sciences Center Inc D/B/A
Tampa General Hospital, Series 2020A, 4.000%, 8/01/55
2/31 at 100.00 Baa1   $ 8,979,800
5,000 Hillsborough County Port District, Florida, Revenue Bonds, Tampa Port
Authority Project, Series 2018B, 5.000%, 6/01/46, (AMT)
6/28 at 100.00 A   5,119,750
5,075 Lakeland, Florida, Hospital System Revenue Bonds, Lakeland Regional
Health, Series 2015, 5.000%, 11/15/35, (Pre-refunded 11/15/24)
11/24 at 100.00 A2  (4) 5,229,229
9,820 Miami Beach Redevelopment Agency, Florida, Tax Increment Revenue
Bonds, City Center/Historic Convention Village, Series 2015A,
5.000%, 2/01/44 - AGM Insured
2/24 at 100.00 A1   9,782,782
2,000 Miami Health Facilities Authority, Florida, Health Facilities Revenue
Bonds, Miami Jewish Health System Inc. Project, Series 2017, 5.125%,
7/01/46
7/27 at 100.00 BB+   1,644,180
2,930 Miami-Dade County Educational Facilities Authority, Florida, Revenue
Bonds, University of Miami, Series 2012A, 5.000%, 4/01/42
5/23 at 100.00 A-   2,937,091
8,070 Miami-Dade County Educational Facilities Authority, Florida, Revenue
Bonds, University of Miami, Series 2015A, 5.000%, 4/01/45
4/25 at 100.00 A-   8,215,744
12,545 Miami-Dade County Educational Facilities Authority, Florida, Revenue
Bonds, University of Miami, Series 2018A, 5.000%, 4/01/53
4/28 at 100.00 A-   13,047,804
1,500 Miami-Dade County Health Facility Authority, Florida, Hospital Revenue
Bonds, Nicklaus Children's Hospital, Refunding Series 2017, 5.000%,
8/01/42
8/27 at 100.00 A   1,547,805
5,000 Miami-Dade County School District, Florida, General Obligation Bonds,
School Series 2022A, 5.000%, 3/15/52 - BAM Insured
3/32 at 100.00 Aa3   5,504,500
1,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Miami
International Airport, Refunding Series 2014B, 5.000%, 10/01/37
10/24 at 100.00 A   1,016,170
5,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series
2014A, 5.000%, 10/01/35, (AMT)
10/24 at 100.00 A   5,052,850
3,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series
2015A, 5.000%, 10/01/38, (AMT)
10/25 at 100.00 A   3,040,440
13,385 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series
2017B, 5.000%, 10/01/40, (AMT)
10/27 at 100.00 A   13,741,309
1,005 Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding Series
2022A, 5.250%, 10/01/52, (AMT), (UB) (8)
10/32 at 100.00 A3   1,074,456
3,000 Miami-Dade County, Florida, Transit System Sales Surtax Revenue
Bonds, Series 2022, 5.000%, 7/01/52
7/32 at 100.00 AA   3,233,610
6,035 Miami-Dade County, Florida, Water and Sewer System Revenue Bonds,
Series 2019B, 4.000%, 10/01/49
10/29 at 100.00 A+   5,853,769
3,500 Miami-Dade County, Florida, Water and Sewer System Revenue Bonds,
Series 2021, 4.000%, 10/01/46
4/31 at 100.00 A+   3,425,100
7,000 Orange County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Orlando Health Obligated Group, Inc., Series 2022, 4.000%,
10/01/52
4/32 at 100.00 A2   6,499,990
2,500 Orange County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Orlando Health Obligated Group, Inc., Series 2023, 5.000%,
10/01/53
4/33 at 100.00 A2   2,650,225
2,360 Osceola County, Florida, Transportation Revenue Bonds, Osceola
Parkway, Refunding & Improvement Series 2019A-1, 5.000%,
10/01/49
10/29 at 100.00 BBB-   2,395,235
2,255 Palm Beach County Health Facilities Authority, Florida, Retirement
Communities Revenue Bonds, ACTS Retirement - Life Communities,
Inc Obligated Group, Series 2016, 5.000%, 11/15/32
11/26 at 100.00 A-   2,281,135

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 4,635 Port Saint Lucie, Florida, Public Service Tax Revenue Bonds, Recovery
Zone Facility Bond Series 2014B, 5.000%, 9/01/43
9/24 at 100.00 AA-   $ 4,731,037
10,095 Putnam County Development Authority, Florida, Pollution Control
Revenue Bonds, Seminole Electric Cooperative, Inc. Project,
Refunding Series 2018B, 5.000%, 3/15/42
5/28 at 100.00 A-   10,575,219
South Miami Health Facilities Authority, Florida, Hospital Revenue
Bonds, Baptist Health Systems of South Florida Obligated Group,
Refunding Series 2017:
2,000 5.000%, 8/15/42 8/27 at 100.00 A1   2,058,740
9,770 5.000%, 8/15/47 8/27 at 100.00 A1   9,986,796
705 Southeast Overtown/Park West Community Redevelopement Agency,
Florida, Tax Increment Revenue Bonds, Series 2014A-1, 5.000%,
3/01/30, 144A
3/24 at 100.00 BBB+   714,623
1,500 Sumter County Industrial Development Authority, Florida, Hospital
Revenue Bonds, Central Florida Health Alliance Projects, Series
2014A, 5.250%, 7/01/44
1/24 at 100.00 A-   1,505,715
2,405 Tampa, Florida, Health System Revenue Bonds, Baycare Health System,
Series 2016A, 4.000%, 11/15/46
5/26 at 100.00 Aa2   2,212,023
5,545 Tampa, Florida, Hospital Revenue Bonds, H. Lee Moffitt Cancer Center
Project, Series 2020B, 5.000%, 7/01/50
7/30 at 100.00 A-   5,646,695
180 Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2015-2, 0.000%, 5/01/40 (7)
5/23 at 100.00 N/R   162,972
195 Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (5)
5/23 at 100.00 N/R   2
6,510 Volusia County Educational Facilities Authority, Florida, Revenue Bonds,
Stetson University Inc. Project, Series 2015, 5.000%, 6/01/45
6/25 at 100.00 A-   6,621,842
Total Florida 290,767,523
Georgia - 2.3% (1.4% of Total Investments)
1,820 Atlanta Development Authority, Georgia, Revenue Bonds, New
Downtown Atlanta Stadium Project, Senior Lien Series 2015A-1,
5.250%, 7/01/40
7/25 at 100.00 A   1,870,414
2,600 Cobb County Kennestone Hospital Authority, Georgia, Revenue
Anticipation Certificates, Wellstar Health System, Series 2017A,
5.000%, 4/01/47
4/27 at 100.00 A2   2,645,682
3,575 Crisp County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Crisp County Hospital Project, Series 2021, 4.000%,
7/01/51
7/31 at 100.00 A1   3,354,494
795 Dalton Development Authority, Georgia, Revenue Certificates, Hamilton
Health Care System Inc., Series 1996, 5.500%, 8/15/26 - NPFG
Insured
No Opt. Call Baa2   822,443
2,000 Fulton County Development Authority, Georgia, Revenue Bonds,
Piedmont Healthcare, Inc. Project, Series 2019A, 4.000%, 7/01/49
7/29 at 100.00 A1   1,886,780
3,500 Georgia Ports Authority, Revenue Bonds, Series 2021, 4.000%, 7/01/51 7/31 at 100.00 AA   3,405,675
Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds,
Series 2019A:
1,460 5.000%, 5/15/43 5/29 at 100.00 A3   1,466,775
23,000 5.000%, 5/15/49 No Opt. Call A3   23,271,170
3,265 Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax
Revenue Bonds, Third Indenture, Series 2015B, 5.000%, 7/01/41
7/26 at 100.00 Aa2   3,416,496
10,260 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project
J Bonds, Series 2015A, 5.000%, 7/01/60
7/25 at 100.00 BBB+   10,292,524
Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Georgia (continued)
$ 10,030 Paulding County Hospital Authority, Georgia, Revenue Anticipation
Certificates, WellStar Health System Inc., Series 2022A, 5.000%,
4/01/43
4/32 at 100.00 A2   $ 10,432,103
5,000 Private Colleges and Universities Authority, Georgia, Revenue Bonds,
Emory University, Refunding Series 2016A, 5.000%, 10/01/46
10/26 at 100.00 AA   5,165,950
1,000 Rockdale County Development Authority, Georgia, Revenue Bonds,
Piedmont Healthcare, Inc. Project, Series 2019A, 4.000%, 7/01/44
7/29 at 100.00 A1   968,140
Total Georgia 68,998,646
Guam - 0.7% (0.5% of Total Investments)
2,000 Government of Guam, Business Privilege Tax Bonds, Refunding Series
2015D, 5.000%, 11/15/34
11/25 at 100.00 BB   2,028,340
Guam A.B. Won Pat  International Airport Authority, Revenue Bonds,
Series 2013C:
60 6.375%, 10/01/43, (AMT) 10/23 at 100.00 Baa2   60,668
65 6.375%, 10/01/43, (Pre-refunded 10/01/23), (AMT) 10/23 at 100.00 Baa2  (4) 65,724
Guam Economic Development & Commerce Authority, Tobacco
Settlement Asset-Backed Bonds, Series 2007A:
1,815 5.250%, 6/01/32 5/23 at 100.00 N/R   1,746,302
2,915 5.625%, 6/01/47 5/23 at 100.00 N/R   2,693,110
1,300 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Refunding Series 2014A, 5.000%, 7/01/35
7/24 at 100.00 Baa2   1,314,248
3,250 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2013, 5.500%, 7/01/43, (Pre-refunded
7/01/23)
7/23 at 100.00 Baa2  (4) 3,261,083
Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2016:
245 5.000%, 7/01/27 7/26 at 100.00 Baa2   254,249
1,240 5.000%, 1/01/46 7/26 at 100.00 Baa2   1,257,397
1,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2020A, 5.000%, 1/01/50
7/30 at 100.00 Baa2   1,013,480
Guam Government, Limited Obligation Section 30 Revenue Bonds,
Series 2016A:
1,000 5.000%, 12/01/23 No Opt. Call BB   1,004,400
2,000 5.000%, 12/01/33 12/26 at 100.00 BB   2,071,660
2,260 5.000%, 12/01/34 12/26 at 100.00 BB   2,332,524
1,175 5.000%, 12/01/46 12/26 at 100.00 BB   1,157,833
Guam Port Authority, Port Revenue Bonds, Private Activity Series 2018B:
510 5.000%, 7/01/32, (AMT) 7/28 at 100.00 Baa2   547,062
355 5.000%, 7/01/33, (AMT) 7/28 at 100.00 Baa2   380,723
Guam Power Authority, Revenue Bonds, Series 2014A:
600 5.000%, 10/01/39 10/24 at 100.00 BBB   615,378
575 5.000%, 10/01/44 10/24 at 100.00 BBB   588,702
Total Guam 22,392,883
Hawaii - 1.6% (1.0% of Total Investments)
13,000 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaii Pacific Health Obligated Group, Series 2013A, 5.500%,
7/01/43
7/23 at 100.00 A1   13,019,500
6,000 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaiian Electric Company, Inc. and Subsidiary Projects,
Refunding Series 2017B, 4.000%, 3/01/37, (AMT)
3/27 at 100.00 Baa1   5,764,500
7,500 Hawaii State, Airport System Revenue Bonds, Series 2015A, 5.000%,
7/01/45, (AMT)
7/25 at 100.00 A1   7,571,700

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Hawaii (continued)
$ 10,000 Hawaii State, Airport System Revenue Bonds, Series 2018A, 5.000%,
7/01/43, (AMT)
7/28 at 100.00 A1   $ 10,348,700
6,000 Hawaii State, Airport System Revenue Bonds, Series 2022, 5.000%,
7/01/38, (AMT)
7/32 at 100.00 A1   6,502,500
5,000 Hawaii State, General Obligation Bonds, Series 2017FK, 4.000%,
5/01/35
5/27 at 100.00 Aa2   5,147,850
Total Hawaii 48,354,750
Idaho - 1.0% (0.6% of Total Investments)
9,495 Boise City Water Renewal System, Idaho, Revenue Bonds, Refunding
Series 2022, 5.000%, 9/01/47
9/32 at 100.00 Aa2   10,465,579
11,205 Idaho Health Facilities Authority, Hospital Revenue Bonds, CHE Trinity
Helath Group, Series 2017ID, 5.000%, 12/01/46
6/27 at 100.00 AA-   11,446,020
1,700 Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial
Hospital Project, Refunding Series 2016, 5.000%, 9/01/29
9/26 at 100.00 BB+   1,740,426
5,585 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health
System Project, Series 2021A, 4.000%, 3/01/46
3/32 at 100.00 A3   5,133,899
Idaho Water Resource Board, Water Resource Loan Program Revenue,
Ground Water Rights Mitigation Series 2012A:
1,155 4.750%, 9/01/26 5/23 at 100.00 A3   1,155,508
310 5.000%, 9/01/32 5/23 at 100.00 A3   310,180
Total Idaho 30,251,612
Illinois - 14.9% (9.1% of Total Investments)
6,000 Chicago Board of Education, Illinois, Dedicated Capital Improvement
Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46
4/27 at 100.00 A   6,308,400
9,250 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016A, 7.000%, 12/01/44
12/25 at 100.00 BB+   9,753,570
2,400 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016B, 6.500%, 12/01/46
12/26 at 100.00 BB+   2,522,616
11,295 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2017A, 7.000%, 12/01/46, 144A
12/27 at 100.00 BB+   12,250,218
Chicago Board of Education, Illinois, Unlimited Tax General Obligation
Bonds, Dedicated Tax Revenues, Series 1998B-1:
10,130 0.000%, 12/01/24 - FGIC Insured No Opt. Call BB+   9,521,896
7,140 0.000%, 12/01/25 - FGIC Insured No Opt. Call BB+   6,471,625
4,325 0.000%, 12/01/29 - FGIC Insured No Opt. Call BB+   3,351,140
4,235 0.000%, 12/01/31 - FGIC Insured No Opt. Call BB+   2,993,975
Chicago Board of Education, Illinois, Unlimited Tax General Obligation
Bonds, Dedicated Tax Revenues, Series 1999A:
10,000 0.000%, 12/01/23 - FGIC Insured No Opt. Call BB+   9,768,300
8,845 5.500%, 12/01/26 - NPFG Insured No Opt. Call BB+   9,250,543
15,735 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Refunding Senior Lien Series 2018A, 5.000%, 1/01/48
1/29 at 100.00 A+   16,157,485
6,745 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Senior Lien Series 2015C, 5.000%, 1/01/46
1/25 at 100.00 A+   6,770,429
3,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Senior Lien Series 2017D, 5.000%, 1/01/47
1/27 at 100.00 A+   3,042,450
Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Senior Lien Series 2022A:
5,000 5.500%, 1/01/53 - AGM Insured 1/31 at 100.00 A+   5,414,900
8,010 5.500%, 1/01/55 1/32 at 100.00 A+   8,644,232
Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999:
$ 4,115 0.000%, 1/01/33 - FGIC Insured No Opt. Call Baa2   $ 2,743,429
29,600 0.000%, 1/01/38 - FGIC Insured No Opt. Call Baa2   14,778,392
11,675 Chicago, Illinois, General Obligation Bonds, Project & Refunding Series
2017A, 6.000%, 1/01/38
1/27 at 100.00 BBB   12,433,992
Chicago, Illinois, General Obligation Bonds, Series 2019A:
4,000 5.000%, 1/01/40 1/29 at 100.00 BBB   4,082,440
7,445 5.500%, 1/01/49 1/29 at 100.00 BBB   7,760,072
6,290 Chicago, Illinois, Wastewater Transmission Revenue Bonds, Second Lien
Series 2001A, 5.500%, 1/01/30 - NPFG Insured
No Opt. Call Baa2   6,837,293
1,460 Chicago, Illinois, Water Revenue Bonds, Senior Lien Series 2001,
5.750%, 11/01/30 - AMBAC Insured
No Opt. Call Baa1   1,584,815
4,500 Cook County Community College District 508, Illinois, General
Obligation Bonds, Chicago City Colleges, Series 2017, 5.000%,
12/01/47
12/27 at 100.00 A+   4,685,670
3,000 Cook County, Illinois, General Obligation Bonds, Refunding Series
2016A, 5.000%, 11/15/31
11/26 at 100.00 A2   3,188,010
Cook County, Illinois, General Obligation Bonds, Refunding Series
2018:
500 5.000%, 11/15/34 11/26 at 100.00 A2   518,095
4,550 5.000%, 11/15/35 11/26 at 100.00 A2   4,707,066
Illinois Educational Facilities Authority, Revenue Bonds, Field Museum
of Natural History, Series 2002.RMKT:
5,000 4.450%, 11/01/36 11/25 at 102.00 A2   5,160,300
815 4.500%, 11/01/36 11/24 at 100.00 A   824,527
2,785 5.500%, 11/01/36 11/23 at 100.00 A   2,817,501
410 Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic
Charter Schools Belmont School Project, Series 2015A, 6.000%,
12/01/45, 144A
12/25 at 100.00 N/R   420,886
Illinois Finance Authority, Revenue Bonds, Advocate Health Care
Network, Refunding Series 2015:
12,025 5.000%, 5/01/45, (Pre-refunded 5/01/25), (UB) 5/25 at 100.00 Aa3  (4) 12,523,075
1,930 5.000%, 5/01/45, (UB) 5/25 at 100.00 N/R   2,004,228
2,000 Illinois Finance Authority, Revenue Bonds, Art Institute of Chicago,
Series 2016, 4.000%, 3/01/38
3/26 at 100.00 Aa3   2,001,260
2,500 Illinois Finance Authority, Revenue Bonds, Ascension Health/
fkaPresence Health Network, Series 2016C, 5.000%, 2/15/33
2/27 at 100.00 Aa2   2,683,875
3,300 Illinois Finance Authority, Revenue Bonds, Bradley University, Refunding
Series 2021A, 4.000%, 8/01/46
8/31 at 100.00 BBB+   2,838,198
Illinois Finance Authority, Revenue Bonds, Centegra Health System,
Series 2014A:
4,750 5.000%, 9/01/39, (Pre-refunded 9/01/24) 9/24 at 100.00 N/R  (4) 4,868,988
6,000 5.000%, 9/01/42, (Pre-refunded 9/01/24) 9/24 at 100.00 N/R  (4) 6,150,300
10,745 Illinois Finance Authority, Revenue Bonds, OSF Healthcare System,
Series 2015A, 5.000%, 11/15/45
11/25 at 100.00 A   10,854,706
Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of
Chicago, Series 2013A:
415 5.500%, 7/01/28 7/23 at 100.00 A   416,448
390 6.000%, 7/01/43 7/23 at 100.00 A   391,662
Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and
Medical Centers, Refunding Series 2015C:
560 5.000%, 8/15/35 8/25 at 100.00 A3   573,933
3,745 5.000%, 8/15/44 8/25 at 100.00 A3   3,752,003

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 10,000 Illinois Finance Authority, Revenue Bonds, University of Chicago
Medicine, Series 2022A, 5.000%, 8/15/47
8/32 at 100.00 AA-   $ 10,701,300
Illinois Finance Authority, Revenue Bonds, University of Chicago,
Refunding Series 2015A:
2,670 5.000%, 10/01/46, (Pre-refunded 10/01/25) 10/25 at 100.00 N/R  (4) 2,806,117
330 5.000%, 10/01/46 10/25 at 100.00 AA-   341,121
2,000 Illinois Health Facilities Authority, Revenue Bonds, Midwest Care Center
I Inc., Series 2001, 5.950%, 2/20/36
5/23 at 100.00 Aa3   2,001,880
1,830 Illinois Sports Facility Authority, State Tax Supported Bonds, Refunding
Series 2014, 5.250%, 6/15/32 - AGM Insured
6/24 at 100.00 BB+   1,859,060
450 Illinois State, General Obligation Bonds, December Series 2017A,
5.000%, 12/01/39
12/27 at 100.00 Baa1   466,403
Illinois State, General Obligation Bonds, February Series 2014:
5,705 5.250%, 2/01/33 2/24 at 100.00 Baa1   5,771,748
5,815 5.250%, 2/01/34 2/24 at 100.00 Baa1   5,880,012
2,000 5.000%, 2/01/39 2/24 at 100.00 Baa1   2,009,000
Illinois State, General Obligation Bonds, January Series 2016:
3,500 5.000%, 1/01/29 1/26 at 100.00 Baa1   3,642,135
8,250 5.000%, 1/01/32 1/26 at 100.00 Baa1   8,567,790
4,200 Illinois State, General Obligation Bonds, June Series 2016, 5.000%,
6/01/27
6/26 at 100.00 Baa1   4,405,128
Illinois State, General Obligation Bonds, June Series 2022A:
2,000 5.500%, 3/01/42 3/32 at 100.00 BBB+   2,213,720
785 5.500%, 3/01/47 3/32 at 100.00 Baa1   859,206
16,485 Illinois State, General Obligation Bonds, March Series 2021A, 5.000%,
3/01/46
3/31 at 100.00 BBB+   17,311,393
Illinois State, General Obligation Bonds, May Series 2020:
1,635 5.500%, 5/01/30 No Opt. Call Baa1   1,868,396
5,305 5.500%, 5/01/39 5/30 at 100.00 Baa1   5,810,673
3,000 5.750%, 5/01/45 5/30 at 100.00 BBB+   3,286,890
1,525 Illinois State, General Obligation Bonds, May Series 2023B, 5.500%,
5/01/47 (WI/DD, Settling 5/10/23)
5/32 at 100.00 BBB+   1,669,463
1,500 Illinois State, General Obligation Bonds, November Series 2016,
5.000%, 11/01/37
11/26 at 100.00 Baa1   1,540,275
3,510 Illinois State, General Obligation Bonds, October Series 2016, 5.000%,
2/01/27
No Opt. Call Baa1   3,719,442
8,865 Illinois State, General Obligation Bonds, October Series 2022C,
5.500%, 10/01/41
10/32 at 100.00 Baa1   9,875,521
Illinois State, General Obligation Bonds, Series 2013:
2,500 5.250%, 7/01/31 7/23 at 100.00 Baa1   2,508,925
1,520 5.500%, 7/01/38 7/23 at 100.00 BBB+   1,526,126
1,395 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2013A, 5.000%, 1/01/38
5/23 at 100.00 AA-   1,396,186
4,685 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2015A, 5.000%, 1/01/40
7/25 at 100.00 AA-   4,799,501
4,435 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2015B, 5.000%, 1/01/40
1/26 at 100.00 AA-   4,585,435
Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2021A:
7,770 4.000%, 1/01/42 1/32 at 100.00 AA-   7,714,911
10,000 5.000%, 1/01/46 1/32 at 100.00 AA-   10,788,600
Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 4,250 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior
Series 2023A, 5.000%, 1/01/44 (WI/DD, Settling 5/18/23)
7/33 at 100.00 Aa3   $ 4,679,080
Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender
Option Bond Trust 2015-XF0052:
1,815 5.791%, 1/01/38, 144A, (IF) 1/23 at 100.00 AA-   1,821,225
1,875 11.220%, 1/01/38, 144A, (IF) 1/23 at 100.00 AA-   1,881,413
4,100 Lake County School District 112 North Shore, Illinois, General
Obligation Bonds, Series 2022, 4.000%, 12/01/38
12/31 at 100.00 AAA   4,176,506
1,890 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2015B, 5.000%, 6/15/52
12/25 at 100.00 BBB   1,897,711
1,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2015A, 5.500%, 6/15/53
12/25 at 100.00 BBB   1,016,730
4,780 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2017A, 5.000%, 6/15/57
12/27 at 100.00 BBB   4,811,787
Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Refunding Series 1996A:
23,575 0.000%, 12/15/23 - NPFG Insured No Opt. Call Baa2   23,010,143
10,775 0.000%, 12/15/24 - NPFG Insured No Opt. Call Baa2   10,138,736
Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Series 2002A:
6,610 0.000%, 12/15/23 No Opt. Call Baa2   6,451,624
155 0.000%, 12/15/23, (ETM) No Opt. Call N/R  (4) 151,677
5,000 0.000%, 12/15/34 - NPFG Insured No Opt. Call Baa2   3,133,600
1,100 0.000%, 12/15/35 - NPFG Insured No Opt. Call Baa2   651,002
3,805 0.000%, 6/15/41 - NPFG Insured No Opt. Call Baa2   1,643,266
1,560 Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Hospitality Facility, Series 1996A, 7.000%, 7/01/26,
(ETM)
No Opt. Call AA+  (4) 1,653,600
1,350 Northern Illinois University, Auxiliary Facilities System Revenue Bonds,
Refunding Series 2020B, 4.000%, 4/01/41 - BAM Insured
4/30 at 100.00 Ba1   1,259,928
1,240 Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry
and Will Counties, Illinois, General Obligation Bonds, Series 1999,
5.750%, 6/01/23 - AGM Insured
No Opt. Call Aa3   1,242,046
2,500 Sangamon County Water Reclamation District, Illinois, General
Obligation Bonds Alternate Revenue Source, Project & Refunding
Series 2019A, 4.000%, 1/01/44 - BAM Insured
1/29 at 100.00 AA   2,474,200
Springfield, Illinois, Electric Revenue Bonds, Refunding Senior Lien
Series 2015:
2,250 5.000%, 3/01/29 3/25 at 100.00 A3   2,306,385
3,505 5.000%, 3/01/40 - AGM Insured 3/25 at 100.00 A1   3,592,835
University of Illinois, Health Services Facilities System Revenue Bonds,
Series 2013:
1,580 6.000%, 10/01/32 10/23 at 100.00 A-   1,601,677
9,625 6.250%, 10/01/38 10/23 at 100.00 A-   9,752,050
2,845 6.000%, 10/01/42 10/23 at 100.00 A-   2,878,372
Total Illinois 455,974,893
Indiana - 1.1% (0.7% of Total Investments)
1,480 Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Refunding Series 2020A, 5.875%, 6/01/55, 144A
6/30 at 100.00 N/R   1,279,075
7,480 Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity
Health Obligation Group, Refunding 2015A, 5.000%, 12/01/40
6/25 at 100.00 AA   7,647,178

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Indiana (continued)
Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges
East End Crossing Project, Series 2013A:
$ 3,015 5.000%, 7/01/44, (Pre-refunded 7/01/23), (AMT) 7/23 at 100.00 N/R  (4) $ 3,022,598
1,420 5.000%, 7/01/48, (Pre-refunded 7/01/23), (AMT) 7/23 at 100.00 N/R  (4) 1,423,578
1,500 Indiana Finance Authority, Provate Activity Bonds, Ohio River Bridges
East End Crossing Project, Series 2013B, 5.000%, 7/01/40, (Pre-
refunded 7/01/23), (AMT)
7/23 at 100.00 N/R  (4) 1,503,780
5,115 Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA
Authority Project, First Lien Green Series 2016A, 5.000%, 10/01/41
10/26 at 100.00 A+   5,349,625
4,500 Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA
Authority Project, Series 2012A, 4.000%, 10/01/42
5/23 at 100.00 Aa3   4,480,065
4,375 Indiana Municipal Power Agency Power Supply System Revenue Bonds,
Refunding Series 2016A, 5.000%, 1/01/42
7/26 at 100.00 A+   4,526,944
3,985 Valparaiso, Indiana, Exempt Facilitiies Revenue Bonds, Pratt Paper LLC
Project, Series 2013, 7.000%, 1/01/44, (AMT)
1/24 at 100.00 N/R   4,063,305
Total Indiana 33,296,148
Iowa - 0.7% (0.4% of Total Investments)
2,550 Iowa Finance Authority Senior Living Facilities Revenue Bonds, Sunrise
Retirement Community Project, Refunding Series 2021, 5.000%,
9/01/41
9/28 at 102.00 N/R   2,054,611
1,505 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42
5/23 at 100.00 BB+   1,451,512
9,535 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Iowa Fertilizer Company Project, Refunding Series 2022,
5.000%, 12/01/50
12/29 at 103.00 BBB-   9,478,076
6,235 Iowa State, Hospital Revenue Bonds, University of Iowa Hospitals and
Clinics, SUI Series 2022A, 4.000%, 9/01/36
9/32 at 100.00 AA   6,451,729
5,290 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed
Bonds, Class 2 Capital Appreciation Senior Lien Series 2021B-2,
0.000%, 6/01/65
6/31 at 25.58 N/R   617,449
Total Iowa 20,053,377
Kansas - 0.4% (0.2% of Total Investments)
6,770 Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial
Hospital, Series 2018A, 5.000%, 7/01/43
7/28 at 100.00 A-   6,930,381
3,625 Wyandotte County Unified School District 203, Piper, Kansas, General
Obligation Bonds, Improvement and Refunding Series 2022A,
5.250%, 9/01/52 - AGM Insured
9/32 at 100.00 AA   4,011,353
Total Kansas 10,941,734
Kentucky - 0.7% (0.4% of Total Investments)
2,730 Kentucky Economic Development Finance Authority, Revenue Bonds,
Next Generation Kentucky Information Highway Project, Senior Series
2015A, 5.000%, 1/01/45
7/25 at 100.00 Baa2   2,702,072
Kentucky Public Transportation Infrastructure Authority, Toll Revenue
Bonds, Downtown Crossing Project, Convertible Capital Appreciation
First Tier Series 2013C:
4,790 0.000%, 7/01/43 (7) 7/31 at 100.00 Baa2   5,431,238
3,655 0.000%, 7/01/46 (7) 7/31 at 100.00 Baa2   4,151,495
Kentucky Public Transportation Infrastructure Authority, Toll Revenue
Bonds, Downtown Crossing Project, First Tier Series 2013A:
8,360 5.750%, 7/01/49, (Pre-refunded 7/01/23) 7/23 at 100.00 Baa2  (4) 8,385,582
585 6.000%, 7/01/53, (Pre-refunded 7/01/23) 7/23 at 100.00 Baa2  (4) 587,006
Total Kentucky 21,257,393
Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Louisiana - 3.1% (1.9% of Total Investments)
$ 4,200 Ascension Parish Industrial development Board, Louisiana, Revenue
Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.000%,
7/01/36
7/23 at 100.00 N/R   $ 4,204,872
2,665 East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds,
Refunding Series 2014B, 5.000%, 2/01/39, (Pre-refunded 2/01/25)
2/25 at 100.00 AA-  (4) 2,762,992
3,130 Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special Sales Tax
Revenue Bonds, Series 2017B, 5.000%, 12/01/42 - AGM Insured
12/27 at 100.00 A1   3,278,174
Lafayette Parish School Board, Louisiana, Sales Tax Revenue Bonds,
Series 2018:
1,500 4.000%, 4/01/40 4/27 at 100.00 AA+   1,506,435
4,685 4.000%, 4/01/43 4/27 at 100.00 AA+   4,627,984
4,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Womans Hospital
Foundation Project, Refunding Series 2017A, 5.000%, 10/01/41
10/27 at 100.00 A   4,118,120
5,200 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, East Baton Rouge Sewerage
Commission Projects, Subordinate Lien Series 2014A, 5.000%,
2/01/44, (Pre-refunded 2/01/24)
2/24 at 100.00 A+  (4) 5,264,948
7,130 Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds,
Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36,
(AMT), 144A
7/23 at 100.00 N/R   7,145,116
1,265 Louisiana Public Facilities Authority, Hospital Revenue and Refunding
Bonds, Lafayette General Medical Center Project, Series 2016A,
5.000%, 11/01/45, (Pre-refunded 11/01/25)
11/25 at 100.00 N/R  (4) 1,330,805
8,090 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2017, 5.000%, 5/15/46
5/27 at 100.00 A3   8,247,431
10,800 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Ochsner
Clinic Foundation Project, Series 2020A, 4.000%, 5/15/49
5/30 at 100.00 A3   10,206,648
1,830 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic
Foundation Project, Refunding Series 2016, 4.000%, 5/15/35
5/26 at 100.00 A3   1,852,308
330 Louisiana Stadium and Exposition District, Revenue Refunding Bonds,
Senior Lien Series 2013A, 5.000%, 7/01/36
7/23 at 100.00 A2   330,165
14,000 Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Refunding
Series 2015A, 4.000%, 5/01/41, (Pre-refunded 5/01/25)
5/25 at 100.00 AA-  (4) 14,378,560
New Orleans Aviation Board, Louisiana, General Airport Revenue
Bonds, North Terminal Project, Series 2015B:
6,235 5.000%, 1/01/40, (AMT) 1/25 at 100.00 A   6,279,081
6,895 5.000%, 1/01/45, (AMT) 1/25 at 100.00 A   6,918,719
5,350 New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding
Series 2014, 5.000%, 6/01/44, (Pre-refunded 6/01/24)
6/24 at 100.00 A  (4) 5,455,021
1,200 New Orleans, Louisiana, Water Revenue Bonds, Refunding Series 2014,
5.000%, 12/01/44, (Pre-refunded 12/01/24)
12/24 at 100.00 A-  (4) 1,237,020
5,655 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Refunding
Series 2015, 5.000%, 12/01/40
12/25 at 100.00 Baa1   5,851,794
Total Louisiana 94,996,193
Maine - 0.5% (0.3% of Total Investments)
2,775 Maine Health and Higher Educational Facilities Authority Revenue
Bonds, Eastern Maine Medical Center Obligated Group Issue, Series
2013, 5.000%, 7/01/33, (Pre-refunded 7/01/23)
7/23 at 100.00 Ba1  (4) 2,782,215

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maine (continued)
Maine Health and Higher Educational Facilities Authority Revenue
Bonds, Eastern Maine Medical Center Obligated Group Issue, Series
2016A:
$ 3,820 4.000%, 7/01/41 7/26 at 100.00 Ba1   $ 3,439,108
2,800 4.000%, 7/01/46 7/26 at 100.00 Ba1   2,390,444
2,935 Maine Health and Higher Educational Facilities Authority Revenue
Bonds, MaineHealth Issue, Series 2018A, 5.000%, 7/01/48
7/28 at 100.00 A+   3,017,151
2,000 Maine Health and Higher Educational Facilities Authority, Revenue
Bonds, Bates College, Series 2013, 5.000%, 7/01/43
7/23 at 100.00 A+   2,005,380
Maine Turnpike Authority, Special Obligation Bonds, Series 2014:
1,290 5.000%, 7/01/33 7/24 at 100.00 A-   1,315,206
1,020 5.000%, 7/01/34 7/24 at 100.00 A-   1,040,400
Total Maine 15,989,904
Maryland - 9.5% (5.8% of Total Investments)
1,830 Anne Arundel County, Maryland, FNMA Multifamily Housing Revenue
Bonds, Glenview Gardens Apartments Project, Series 2009, 5.000%,
1/01/28, (Mandatory Put 1/01/27)
5/23 at 100.00 AA+   1,832,782
1,200 Anne Arundel County, Maryland, Special Tax District Revenue Bonds,
Villages of Dorchester & Farmington Village Projects, Series 2013,
5.000%, 7/01/32
7/23 at 100.00 AA   1,203,744
Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series
2016:
1,000 3.625%, 1/01/37 1/26 at 100.00 A   921,960
2,220 5.000%, 1/01/37 1/26 at 100.00 A   2,276,011
2,500 Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series
2020, 4.000%, 1/01/50
1/27 at 103.00 A   2,145,525
635 Baltimore County, Maryland, Revenue Bonds, Riderwood Village Inc
Facility, Series 2020, 4.000%, 1/01/50
1/27 at 103.00 A   544,963
9,215 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017, 5.000%, 9/01/42
9/27 at 100.00 CCC+   8,880,588
2,480 Baltimore, Maryland, Project and Revenue Refunding Bonds, Water
Projects, Series 2013B, 5.000%, 7/01/38, (Pre-refunded 1/01/24)
1/24 at 100.00 AA-  (4) 2,510,678
5,000 Baltimore, Maryland, Revenue Bonds, Wastewater Projects, Subordinate
Series 2014C, 5.000%, 7/01/44
1/25 at 100.00 A+   5,098,900
2,000 Baltimore, Maryland, Revenue Bonds, Wastewater Projects, Subordinate
Series 2017A, 5.000%, 7/01/46
1/27 at 100.00 A+   2,079,380
2,000 Baltimore, Maryland, Revenue Bonds, Wastewater Projects, Subordinate
Series 2017A, 5.000%, 7/01/46, (UB)
1/27 at 100.00 A+   2,079,380
1,220 Baltimore, Maryland, Revenue Bonds, Water Projects, Refunding Series
1994A, 5.000%, 7/01/24 - FGIC Insured, (ETM)
No Opt. Call AA-  (4) 1,228,869
2,050 Baltimore, Maryland, Revenue Bonds, Water Projects, Refunding Series
1998A, 5.000%, 7/01/28 - FGIC Insured, (ETM)
8/21 at 100.00 N/R  (4) 2,152,623
2,500 Baltimore, Maryland, Revenue Bonds, Water Projects, Subordinate
Series 2014A, 5.000%, 7/01/44
1/25 at 100.00 A+   2,549,450
6,000 Baltimore, Maryland, Revenue Bonds, Water Projects, Subordinate
Series 2017A, 5.000%, 7/01/41, (UB)
1/27 at 100.00 A+   6,286,080
1,450 Baltimore, Maryland, Special Obligation Bonds, Center/West
Development Project, Series 2017A, 5.500%, 6/01/43
6/26 at 100.00 N/R   1,464,529
Baltimore, Maryland, Special Obligation Bonds, Consolidated Tax
Increment Financing, Series 2015:
525 5.000%, 6/15/30 6/24 at 100.00 BBB+   535,794
425 5.000%, 6/15/33 6/24 at 100.00 BBB+   433,555
Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maryland (continued)
Baltimore, Maryland, Special Obligation Bonds, East Baltimore
Research Park Project, Series 2017A:
$ 1,270 4.500%, 9/01/33 9/27 at 100.00 N/R   $ 1,250,861
240 5.000%, 9/01/38 9/27 at 100.00 N/R   241,829
Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project,
Refunding Series 2016:
1,895 5.000%, 6/01/36 6/26 at 100.00 N/R   1,907,659
250 5.125%, 6/01/43 6/26 at 100.00 N/R   250,417
2,000 Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project,
Refunding Series 2019A, 3.625%, 6/01/46, 144A
6/29 at 100.00 N/R   1,568,560
350 Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project,
Refunding Series 2019B, 3.875%, 6/01/46, 144A
6/23 at 100.00 N/R   281,096
Brunswick, Frederick County, Maryland, Special Obligation Bonds,
Brunswick Crossing Special Taxing District, Refunding Series 2019:
450 4.000%, 7/01/29 1/29 at 100.00 N/R   440,114
739 5.000%, 7/01/36 1/29 at 100.00 N/R   748,422
Frederick County, Maryland, Educational Facilities Revenue Bonds,
Mount Saint Mary's University Inc., Series 2017A:
3,000 5.000%, 9/01/37, 144A 9/27 at 100.00 BB+   2,858,070
1,750 5.000%, 9/01/45, 144A 9/27 at 100.00 BB+   1,581,877
374 Frederick County, Maryland, Special Obligation Bonds, Lake Linganore
Village Community Development Series 2001A, 5.700%, 7/01/29 -
RAAI Insured
5/23 at 100.00 AA   374,759
1,250 Frederick County, Maryland, Special Obligation Bonds, Urbana
Community Development Authority, Refunding Series 2020A,
4.000%, 7/01/35
7/30 at 100.00 A-   1,286,737
370 Frederick County, Maryland, Tax Increment and Special Tax B Limited
Obligation Bonds, Oakdale-Lake Linganore Project, Series 2019,
3.750%, 7/01/39
7/29 at 100.00 N/R   324,849
120 Frederick County, Maryland, Tax Increment and Special Tax Limited
Obligation Bonds, Jefferson Technology Park Project, Refunding
Series 2020B, 4.625%, 7/01/43, 144A
7/30 at 102.00 N/R   116,983
3,000 Gaithersburg, Maryland, Economic Development Revenue Bonds,
Asbury Methodist Obligated Group Project, Refunding Series 2018A,
5.000%, 1/01/36
1/24 at 104.00 BBB   2,901,390
Howard County Housing Commission, Maryland, Revenue Bonds,
Columbia Commons Apartments, Series 2014A:
1,500 4.000%, 6/01/34 6/24 at 100.00 A+   1,513,425
1,550 5.000%, 6/01/44 6/24 at 100.00 A+   1,564,059
1,860 Howard County Housing Commission, Maryland, Revenue Bonds,
Gateway Village Apartments, Series 2016, 4.000%, 6/01/46
6/26 at 100.00 A+   1,756,138
Howard County Housing Commission, Maryland, Revenue Bonds, The
Verona at Oakland Mills Project, Series 2013:
2,000 4.625%, 10/01/28 10/23 at 100.00 A+   2,013,500
3,000 5.000%, 10/01/28 10/23 at 100.00 A+   3,025,470
1,000 Howard County Housing Commission, Maryland, Revenue Bonds,
Woodfield Oxford Square Apartments, Series 2017, 5.000%, 12/01/42
12/27 at 100.00 A+   1,049,050
1,290 Howard County, Maryland, Retirement Community Revenue Bonds,
Vantage House, Refunding Series 2016, 5.000%, 4/01/46
4/27 at 100.00 N/R   1,049,118
1,710 Howard County, Maryland, Retirement Community Revenue Bonds,
Vantage House, Refunding Series 2017, 5.000%, 4/01/36
4/27 at 100.00 N/R   1,532,177
1,420 Howard County, Maryland, Special Obligation Bonds, Annapolis
Junction Town Center Project, Series 2014, 6.100%, 2/15/44
2/24 at 100.00 N/R   1,375,980

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maryland (continued)
Howard County, Maryland, Special Obligation Bonds, Downtown
Columbia Project, Series 2017A:
$ 1,500 4.125%, 2/15/34, 144A 2/26 at 100.00 N/R   $ 1,428,795
1,550 4.375%, 2/15/39, 144A 2/26 at 100.00 N/R   1,462,921
850 4.500%, 2/15/47, 144A 2/26 at 100.00 N/R   772,497
Hyattsville, Maryland, Special Obligation Bonds, University Town Center
Project, Series 2016:
2,125 5.000%, 7/01/31 7/25 at 100.00 N/R   2,104,515
1,640 5.000%, 7/01/34 7/25 at 100.00 N/R   1,587,930
1,220 Maryland Community Development Administration Department of
Housing and Community Development, Housing Revenue Bonds,
Series 2000A, 2.800%, 7/01/45
7/29 at 100.00 Aa2   905,935
1,195 Maryland Community Development Administration Department of
Housing and Community Development, Housing Revenue Bonds,
Series 2014D, 3.900%, 7/01/40
1/24 at 100.00 Aa2   1,184,615
680 Maryland Community Development Administration Department of
Housing and Community Development, Housing Revenue Bonds,
Series 2017C, 3.550%, 7/01/42
1/27 at 100.00 Aa2   650,570
700 Maryland Community Development Administration Department of
Housing and Community Development, Housing Revenue Bonds,
Series 2020E, 2.350%, 7/01/45
1/30 at 100.00 Aa2   476,630
1,445 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2019C, 3.000%, 3/01/42
3/29 at 100.00 Aa1   1,237,512
2,000 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2020D, 2.100%, 9/01/40
9/29 at 100.00 Aa1   1,442,260
2,570 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021A, 2.000%, 9/01/43
3/30 at 100.00 Aa1   1,657,547
2,000 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Taxable Series 2019D, 3.350%, 7/01/49
7/29 at 100.00 Aa2   1,718,820
1,000 Maryland Community Development Administration, Department of
Housing and Community Development, Multifamily Development
Revenue Bonds, Marlborough Apartments, Series 2014I, 3.450%,
12/15/31
12/24 at 100.00 Aaa   1,003,520
720 Maryland Community Development Administration, Local Government
Infrastructure Bonds, Subordinate Obligation Series 2019B-2, 4.000%,
6/01/49
6/29 at 100.00 Aa3   692,352
600 Maryland Economic Development Corporation Economic Development
Revenue Bonds, Terminal Project,  Series 2019A, 5.000%, 6/01/49,
(AMT)
6/29 at 100.00 Baa2   614,028
Maryland Economic Development Corporation Economic Development
Revenue Bonds, Transportation Facilities Project, Refunding Series
2017A:
1,000 5.000%, 6/01/31 6/28 at 100.00 Baa2   1,067,000
1,125 5.000%, 6/01/32 6/28 at 100.00 Baa2   1,199,160
3,360 5.000%, 6/01/35 6/28 at 100.00 Baa2   3,546,346
1,600 Maryland Economic Development Corporation, Air Cargo Obligated
Group Revenue Bonds, AFCO Airport Real Estate Group, Series 2019,
4.000%, 7/01/39, (AMT)
7/29 at 100.00 BBB   1,472,304
Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maryland (continued)
Maryland Economic Development Corporation, Parking Facilities
Revenue Bonds Baltimore City Project, Subordinate Parking Facilities
Revenue Bonds, Series 2018C:
$ 1,250 4.000%, 6/01/48 6/28 at 100.00 BB+   $ 949,075
1,080 4.000%, 6/01/58 6/28 at 100.00 BB+   772,481
3,725 Maryland Economic Development Corporation, Parking Facilities
Revenue Bonds, Baltimore City Project, Senior Parking Facilities
Revenue Bonds, Series 2018A, 5.000%, 6/01/58
6/28 at 100.00 BBB-   3,469,353
5,810 Maryland Economic Development Corporation, Port Facilities Revenue
Bonds, CNX Marine Terminals Inc. Port of Baltimore Facility, Refunding
Series 2010, 5.750%, 9/01/25
5/23 at 100.00 BB   5,860,896
2,000 Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006A, 5.000%,
12/01/31 (5)
5/23 at 100.00 N/R   1,200,000
Maryland Economic Development Corporation, Senior Student
Housing Revenue Bonds, Towson University Project, Refunding Series
2017:
1,100 5.000%, 7/01/36 7/27 at 100.00 BB+   1,104,433
470 5.000%, 7/01/37 5/23 at 100.00 BB+   469,991
Maryland Economic Development Corporation, Special Obligation
Bonds, Metro Centre Owings Mills Project, Series 2017:
585 4.375%, 7/01/36 1/27 at 100.00 N/R   551,953
355 4.500%, 7/01/44 1/27 at 100.00 N/R   325,500
Maryland Economic Development Corporation, Student Housing
Revenue Bonds, Salisbury University Project, Refunding Series 2013:
500 5.000%, 6/01/27 6/23 at 100.00 Baa3   500,150
500 5.000%, 6/01/34 6/23 at 100.00 Baa3   499,955
1,510 Maryland Economic Development Corporation, Student Housing
Revenue Bonds, Sheppard Pratt University Village, Series 2012,
5.000%, 7/01/33
5/23 at 100.00 BBB-   1,510,060
495 Maryland Economic Development Corporation, Student Housing
Revenue Bonds, University of Maryland - Baltimore Project, Refunding
Senior Lien Series 2015, 5.000%, 7/01/39
7/25 at 100.00 BB+   495,366
1,110 Maryland Economic Development Corporation, Student Housing
Revenue Bonds, University of Maryland, Baltimore County Project,
Refunding Series 2016, 3.600%, 7/01/35 - AGM Insured
5/23 at 100.00 A1   1,110,089
Maryland Economic Development Corporation, Student Housing
Revenue Bonds, University of Maryland, College Park Project, Refunding
Series 2016:
875 5.000%, 6/01/30 - AGM Insured 6/26 at 100.00 A1   923,361
240 5.000%, 6/01/31 - AGM Insured 6/26 at 100.00 A1   253,246
2,405 5.000%, 6/01/35 - AGM Insured 6/26 at 100.00 A1   2,522,388
780 5.000%, 6/01/43 - AGM Insured 6/26 at 100.00 A1   801,239
Maryland Health and Higher Educational Facilities Authority, Maryland,
Revenue Bonds, Meritus Medical Center, Series 2015:
990 4.000%, 7/01/32 7/25 at 100.00 BBB+   995,247
2,470 4.250%, 7/01/35 7/25 at 100.00 BBB+   2,474,866
1,740 5.000%, 7/01/45 7/25 at 100.00 BBB+   1,760,219
Maryland Health and Higher Educational Facilities Authority, Parking
Facilities Revenue Bonds, Johns Hopkins Hospital, Series 2001:
1,300 5.000%, 7/01/27 - AMBAC Insured 5/23 at 100.00 N/R   1,308,918
1,000 5.000%, 7/01/34 - AMBAC Insured 5/23 at 100.00 N/R   1,006,920
270 Maryland Health and Higher Educational Facilities Authority, Parking
Facilities Revenue Bonds, Johns Hopkins Medical Institutions, Series
1996, 5.500%, 7/01/26 - AMBAC Insured
5/23 at 100.00 N/R   271,852

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maryland (continued)
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds Doctors Community Hospital, Series 2017B:
$ 250 5.000%, 7/01/34 7/27 at 100.00 A3   $ 261,453
4,820 5.000%, 7/01/38 7/27 at 100.00 A3   4,922,521
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds,  Mercy Medical Center, Series 2016A:
90 5.000%, 7/01/36 7/26 at 100.00 BBB+   92,759
1,450 5.000%, 7/01/38 7/26 at 100.00 BBB+   1,479,493
600 4.000%, 7/01/42 7/26 at 100.00 BBB+   543,870
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Adventist Healthcare, Series 2016A:
1,400 5.500%, 1/01/36 1/27 at 100.00 Baa3   1,449,252
4,020 5.500%, 1/01/46 1/27 at 100.00 Baa3   4,073,225
2,000 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Calvert Health System Issue, Refunding Series 2013, 5.000%,
7/01/38, (Pre-refunded 7/01/23)
7/23 at 100.00 N/R  (4) 2,004,540
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Charlestown Community Issue, Series 2016A:
2,125 5.000%, 1/01/36 7/26 at 100.00 A-   2,209,447
4,090 5.000%, 1/01/45 7/26 at 100.00 A-   4,172,618
Maryland Health and HIgher Educational Facilities Authority, Revenue
Bonds, Frederick Health System Issue; Series 2020:
1,000 3.250%, 7/01/39 7/30 at 100.00 Baa1   827,180
100 4.000%, 7/01/40 7/30 at 100.00 Baa1   94,864
280 4.000%, 7/01/45 7/30 at 100.00 Baa1   258,334
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Goucher College, Series 2017A:
1,100 5.000%, 7/01/37 7/27 at 100.00 BBB+   1,145,452
1,200 5.000%, 7/01/44 7/27 at 100.00 BBB+   1,236,300
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Green Street Academy, Series 2017A:
265 5.125%, 7/01/37, 144A 7/27 at 100.00 N/R   254,032
500 5.250%, 7/01/47, 144A 7/27 at 100.00 N/R   460,195
2,130 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Helix Health, Series 1997, 5.000%, 7/01/27 - AMBAC Insured,
(ETM)
8/21 at 100.00 N/R  (4) 2,226,191
2,500 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Johns Hopkins Health System Issue, Series 2015A, 4.000%,
5/15/40
5/25 at 100.00 AA-   2,506,275
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Johns Hopkins University, Series 2013B:
500 5.000%, 7/01/38 7/23 at 100.00 AA   500,345
4,375 4.250%, 7/01/41 7/23 at 100.00 AA   4,377,450
2,000 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, LifeBridge Health Issue, Series 2016, 5.000%, 7/01/47
7/26 at 100.00 A+   2,029,980
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, LifeBridge Health Issue, Series 2017:
1,000 5.000%, 7/01/33 7/27 at 100.00 A+   1,070,620
1,000 5.000%, 7/01/44 7/27 at 100.00 A+   1,026,790
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, LifeBridge Health System, Series 2015:
1,500 4.000%, 7/01/35, (Pre-refunded 7/01/25) 7/25 at 100.00 A+  (4) 1,539,810
1,125 5.000%, 7/01/40, (Pre-refunded 7/01/25) 7/25 at 100.00 A+  (4) 1,178,336
2,975 4.125%, 7/01/47 7/25 at 100.00 A+   2,839,310
Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maryland (continued)
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Loyola University Maryland, Series 2014:
$ 1,000 4.000%, 10/01/45 10/24 at 100.00 A   $ 962,940
1,250 5.000%, 10/01/45 10/24 at 100.00 A   1,268,900
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Maryland Institute College of Art, Series 2012:
1,500 5.000%, 6/01/34 5/23 at 100.00 Baa1   1,501,140
3,000 5.000%, 6/01/47 5/23 at 100.00 Baa1   3,000,930
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Maryland Institute College of Art, Series 2016:
175 5.000%, 6/01/36 6/26 at 100.00 Baa1   181,214
2,500 4.000%, 6/01/42 6/26 at 100.00 Baa1   2,368,075
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Maryland Institute College of Art, Series 2017:
525 5.000%, 6/01/35 6/26 at 100.00 Baa1   545,942
1,000 5.000%, 6/01/42 6/26 at 100.00 Baa1   1,024,550
2,500 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, MedStar Health Issue, Series 2015, 5.000%, 8/15/38
2/25 at 100.00 A   2,543,250
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Peninsula Regional Medical Center Issue, Refunding Series
2015:
2,790 5.000%, 7/01/39, (Pre-refunded 7/01/24) 7/24 at 100.00 Baa1  (4) 2,844,851
5,500 5.000%, 7/01/45, (Pre-refunded 7/01/24) 7/24 at 100.00 Baa1  (4) 5,608,130
865 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Stevenson University, Series 2021A, 4.000%, 6/01/41
6/31 at 100.00 BBB-   812,062
3,260 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Trinity Health Credit Group, Series 2017MD, 5.000%,
12/01/46, (UB) (8)
6/27 at 100.00 AA-   3,344,825
1,000 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Trinity Health Credit Group, Series 2017MD, 5.000%, 12/01/46
(8)
6/27 at 100.00 AA-   1,026,020
1,000 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, University of Maryland Medical System Issue, Series 2015,
5.000%, 7/01/35
7/25 at 100.00 A   1,036,630
5,500 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, University of Maryland Medical System Issue, Series 2017B,
5.000%, 7/01/39
7/27 at 100.00 A   5,732,210
2,000 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, University of Maryland Medical System Issue, Taxable Series
2017D, 4.000%, 7/01/48
1/28 at 100.00 A   1,912,040
12,250 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Western Maryland Health, Series 2014, 5.250%, 7/01/34, (Pre-
refunded 7/01/24)
7/24 at 100.00 N/R  (4) 12,546,695
Maryland Stadium Authority, Revenue Bonds, Baltimore City Public
Schools Construction & Revitalization Program, Series 2016:
4,395 5.000%, 5/01/33 5/26 at 100.00 AA-   4,679,444
3,650 5.000%, 5/01/35, (Pre-refunded 5/01/26) 5/26 at 100.00 AA-  (4) 3,895,171
5,100 5.000%, 5/01/46, (Pre-refunded 5/01/26), (UB) (8) 5/26 at 100.00 AA-  (4) 5,442,567
Maryland Stadium Authority, Revenue Bonds, Baltimore City Public
Schools Construction & Revitalization Program, Series 2018A:
2,000 5.000%, 5/01/35 5/28 at 100.00 AA-   2,198,340
2,000 5.000%, 5/01/36, (UB) (8) 5/28 at 100.00 AA-   2,178,860
6,250 5.000%, 5/01/42, (UB) (8) 5/28 at 100.00 AA-   6,637,563
7,000 Maryland Transportation Authority, Revenue Bonds, Transportation
Facilities Projects, Series 2020, 4.000%, 7/01/50
7/30 at 100.00 AA-   6,835,710

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maryland (continued)
$ 1,250 Maryland Transportation Authority, Revenue Bonds, Transportation
Facilities Projects, Series 2021A, 5.000%, 7/01/46
7/31 at 100.00 Aa2   $ 1,367,500
1,500 Montgomery County Housing Opportunities Commission, Maryland,
Multifamily Housing Development Bonds, Series 2014A, 3.875%,
7/01/39
7/24 at 100.00 Aaa   1,501,875
Montgomery County, Maryland, Revenue Bonds, Trinity Health Credit
Group, Series 2015:
6,000 4.000%, 12/01/44 6/25 at 100.00 AA-   5,773,680
2,000 5.000%, 12/01/44, (UB) (8) 6/25 at 100.00 AA-   2,043,520
320 Prince George's County Revenue Authority, Maryland, Special
Obligation Bonds, Suitland-Naylor Road Project, Series 2016, 5.000%,
7/01/46, 144A
1/26 at 100.00 N/R   321,469
4,500 Prince George's County, Maryland, Certificates of Participation,
University of Maryland Capital Region Medical Center, Series 2018,
5.000%, 10/01/43, (UB) (8)
10/28 at 100.00 AA+   4,791,375
3,000 Prince George's County, Maryland, General Obligation Consolidated
Public Improvement Bonds, Series 2014A, 4.000%, 9/01/31
9/24 at 100.00 AAA   3,036,390
1,050 Prince George's County, Maryland, Revenue Bonds, Collington
Episcopal Life Care Community Inc., Series 2017, 5.250%, 4/01/37
4/27 at 100.00 N/R   950,565
Prince George's County, Maryland, Special Obligation Bonds,
Westphalia Town Center Project, Series 2018:
1,300 5.125%, 7/01/39, 144A 7/28 at 100.00 N/R   1,286,532
2,200 5.250%, 7/01/48, 144A 7/28 at 100.00 N/R   2,167,506
2,051 Prince George's County, Maryland, Special Tax District Bonds, Victoria
Falls Project, Series 2005, 5.250%, 7/01/35
5/23 at 100.00 N/R   2,053,523
1,340 Rockville Mayor and Council, Maryland, Economic Development
Revenue Bonds, Ingleside King Farm Project, Refunding Series 2017,
5.000%, 11/01/35
11/24 at 103.00 B   1,229,973
795 Rockville Mayor and Council, Maryland, Economic Development
Revenue Bonds, Ingleside King Farm Project, Refunding Series
2017A-2, 5.000%, 11/01/31
11/24 at 103.00 B   754,328
Rockville Mayor and Council, Maryland, Economic Development
Revenue Bonds, Ingleside King Farm Project, Series 2017A-1:
1,070 5.000%, 11/01/28 11/24 at 103.00 B   1,038,991
1,000 5.000%, 11/01/37 11/24 at 103.00 B   904,060
Rockville Mayor and Council, Maryland, Economic Development
Revenue Bonds, Series 2017B:
500 5.000%, 11/01/42 11/24 at 103.00 B   434,180
1,000 5.000%, 11/01/47 11/24 at 103.00 B   842,080
Washington County County Commissioners, Maryland, Revenue Bonds,
Diakon Lutheran Social Ministries Project, Series 2019B:
1,000 5.000%, 1/01/29, (ETM) No Opt. Call BBB+  (4) 1,126,960
500 5.000%, 1/01/32, (Pre-refunded 1/01/29) 1/29 at 100.00 BBB+  (4) 563,480
Total Maryland 289,696,854
Massachusetts - 0.5% (0.3% of Total Investments)
586 Massachusetts Development Finance Agency, Health Care Facility
Revenue Bonds, Adventcare Project, Series 2007A, 0.000%, 10/15/37,
144A (5)
5/23 at 100.00 N/R   58,580
734 Massachusetts Development Finance Agency, Health Care Facility
Revenue Bonds, Adventcare Project, Series 2010, 0.000%, 10/15/37
(5)
5/23 at 100.00 N/R   110,175
Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Massachusetts (continued)
Massachusetts Development Finance Agency, Revenue Bonds, Atrius
Health Issue, Series 2019A:
$ 275 5.000%, 6/01/39, (Pre-refunded 6/01/29) 6/29 at 100.00 N/R  (4) $ 316,635
270 4.000%, 6/01/49, (Pre-refunded 6/01/29) 6/29 at 100.00 N/R  (4) 295,647
825 Massachusetts Development Finance Agency, Revenue Bonds, Boston
Medical Center Issue, Green Bonds, Series 2015D, 5.000%, 7/01/44
7/25 at 100.00 BBB   834,224
3,500 Massachusetts Development Finance Agency, Revenue Bonds, Boston
University, Series 2016BB-1, 5.000%, 10/01/46
10/26 at 100.00 AA-   3,649,100
Massachusetts Development Finance Agency, Revenue Bonds, Boston
University, Tender Option Bond Trust 2016-XG0070:
930 11.718%, 10/01/48, 144A, (IF) (8) 10/23 at 100.00 Aa1   940,527
505 11.772%, 10/01/48, 144A, (IF) (8) 10/23 at 100.00 Aa1   510,727
3,200 Massachusetts Development Finance Agency, Revenue Bonds,
Emerson College, Series 2015, 4.500%, 1/01/45
1/25 at 100.00 Baa2   3,039,136
2,300 Massachusetts Development Finance Agency, Revenue Bonds, Olin
College, Series 2013E, 5.000%, 11/01/43
11/23 at 100.00 A   2,310,741
1,500 Massachusetts Development Finance Agency, Revenue Bonds, UMass
Memorial Health Care, Series 2016I, 4.000%, 7/01/41
7/26 at 100.00 BBB+   1,390,875
Massachusetts Development Finance Agency, Revenue Bonds, Western
New England University, Series 2015:
1,145 5.000%, 9/01/40 9/25 at 100.00 BBB-   1,115,150
1,280 5.000%, 9/01/45 9/25 at 100.00 BBB-   1,204,761
1,100 Massachusetts Turnpike Authority, Metropolitan Highway System
Revenue Bonds, Senior Series 1997A, 0.000%, 1/01/24 - NPFG
Insured
No Opt. Call A2   1,073,292
Total Massachusetts 16,849,570
Michigan - 3.7% (2.3% of Total Investments)
625 Bloomfield Hills Schools, Oakland County, Michigan, General
Obligation Bonds, School Building & Site Series 2023, 5.000%,
5/01/48 (WI/DD, Settling 5/02/23)
5/33 at 100.00 Aa1   680,544
6,525 Caledonia Community Schools, Kent, Allegan and Barry Counties,
Michigan, General Obligation Bonds, School Building & Site Series
2020I, 4.000%, 5/01/50
5/30 at 100.00 AA   6,349,999
1,000 Eastern Michigan University, General Revenue Bonds, Series 2018A,
4.000%, 3/01/44 - AGM Insured
3/28 at 100.00 A1   964,420
4,180 Hudsonville Public Schools, Ottawa and Allegan Counties, Michigan,
General Obligation Bonds, School Building & Site Refunding Series
2023, 5.000%, 5/01/53 (WI/DD, Settling 5/02/23)
5/33 at 100.00 AA   4,478,744
7,615 Hudsonville Public Schools, Ottawa and Allegan Counties, Michigan,
General Obligation Bonds, School Building & Site Series 2020-I,
4.000%, 5/01/49
5/30 at 100.00 AA   7,313,294
2,000 Lansing Board of Water and Light, Michigan, Utility System Revenue
Bonds, Series 2019A, 5.000%, 7/01/48
7/29 at 100.00 AA-   2,118,600
Michigan Finance Authority, Distributable State Aid Revenue Bonds,
Charter County of Wayne, Second Lien Refunding Series 2020:
10,000 4.000%, 11/01/55 11/30 at 100.00 Aa3   9,483,400
15,415 4.000%, 11/01/55 11/30 at 100.00 Aa3   14,644,558
5,000 Michigan Finance Authority, Hospital Revenue Bonds, McLaren Health
Care, Series 2019A, 4.000%, 2/15/47
8/29 at 100.00 A1   4,731,950
2,690 Michigan Finance Authority, Local Government Loan Program Revenue
Bonds, Detroit Water & Sewerage Department Water Supply System
Local Project, Insured Senior Lien Series 2014C-3, 5.000%, 7/01/32 -
AGM Insured
7/24 at 100.00 A1   2,737,936

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Michigan (continued)
$ 405 Michigan Finance Authority, Local Government Loan Program Revenue
Bonds, Detroit Water & Sewerage Department Water Supply System
Local Project, Refunding Senior Loan Series 2014D-1, 5.000%,
7/01/37 - AGM Insured
7/24 at 100.00 A1   $ 410,087
1,000 Michigan Finance Authority, Local Government Loan Program Revenue
Bonds, Detroit Water & Sewerage Department Water Supply System
Local Project, Series 2014D-6, 5.000%, 7/01/36 - NPFG Insured
7/24 at 100.00 A2   1,012,560
3,000 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Fixed Rate Series 2022A-MI, 4.000%, 12/01/47
12/31 at 100.00 AA-   2,818,950
4,500 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Refunding Series 2019A-MI, 4.000%, 12/01/49
12/29 at 100.00 AA-   4,189,590
4,435 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2006 Sold Tobacco Receipts Senior Current Interest Series 2020A-2,
5.000%, 6/01/40
12/30 at 100.00 BBB+   4,628,455
5,000 Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health
Senior Credit Group, Refunding & Project Series 2010F-6, 4.000%,
11/15/47
11/26 at 100.00 Aa2   4,684,400
10,000 Michigan State Building Authority, Revenue Bonds, Facilities Program,
Refunding Series 2015-I, 5.000%, 4/15/34
10/25 at 100.00 AA-   10,455,700
1,000 Michigan State University, General Revenue Bonds, Refunding Series
2019C, 4.000%, 2/15/44
8/29 at 100.00 AA   974,100
8,000 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan Program
Series 2020B, 4.000%, 11/15/45
11/30 at 100.00 Aa2   7,887,040
3,805 Rockford Public Schools, Kent County, Michigan, General Obligation
Bonds, School Building & Site Series 2023II, 5.000%, 5/01/46 (WI/DD,
Settling 5/18/23)
5/33 at 100.00 AA   4,125,533
11,225 Walled Lake Consolidated School District, Oakland County, Michigan,
General Obligation Bonds, School Building & Site Series 2020,
5.000%, 5/01/50
5/30 at 100.00 Aa1   12,028,373
3,000 Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Series 2012A, 5.000%, 12/01/37
5/23 at 100.00 A   3,002,430
1,200 Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Series 2015D, 5.000%, 12/01/45
12/25 at 100.00 A   1,228,860
2,500 Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Series 2017B, 5.000%, 12/01/47,
(AMT)
12/27 at 100.00 A   2,557,950
1,120 Wayne State University, Michigan, General Revenue Bonds, Series
2018A, 5.000%, 11/15/36
11/25 at 100.00 A+   1,160,925
Total Michigan 114,668,398
Minnesota - 3.0% (1.8% of Total Investments)
310 Baytown Township, Minnesota Charter School Lease Revenue Bonds,
Saint Croix Preparatory Academy, Refunding Series 2016A, 4.000%,
8/01/36
8/26 at 100.00 BB+   264,312
3,000 Brainerd Independent School District 181, Crow Wing County,
Minnesota, General Obligation Bonds, School Building Series 2018A,
4.000%, 2/01/42
2/27 at 100.00 AAA   3,055,110
750 City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds,
DaVinci Academy Project,Series 2016A, 5.000%, 7/01/47
7/24 at 102.00 N/R   676,972
500 Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle
Ridge Academy Project, Series 2016A, 4.000%, 7/01/37
7/25 at 100.00 BB+   435,335
Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Minnesota (continued)
Duluth Economic Development Authority, Minnesota, Health Care
Facilities Revenue Bonds, Essentia Health Obligated Group, Series
2018A:
$ 4,905 5.000%, 2/15/48 2/28 at 100.00 A-   $ 5,020,415
13,925 5.000%, 2/15/53 2/28 at 100.00 A-   14,184,562
1,925 5.250%, 2/15/53 2/28 at 100.00 A-   2,000,633
725 Hawley Independent School District 150, Clay County, Minnesota,
General Obligation Bonds, School Building Series 2023A, 4.000%,
2/01/43
2/30 at 100.00 Aa1   733,968
500 Independence, Minnesota, Charter School Lease Revenue Bonds,
Paladin Career & Technical High School Project, Series 2021A,
4.000%, 6/01/41
6/29 at 102.00 N/R   383,645
3,010 Independent School District 621, Mounds View, Minnesota, General
Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/42
2/27 at 100.00 AAA   3,051,538
Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Refunding Subordinate Lien Series 2019B:
1,000 5.000%, 1/01/31, (AMT) 7/29 at 100.00 A+   1,090,290
1,235 5.000%, 1/01/39, (AMT) 7/29 at 100.00 A+   1,303,160
7,500 5.000%, 1/01/49, (AMT) 7/29 at 100.00 A+   7,709,700
2,295 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Senior Lien Series 2016C, 5.000%, 1/01/41
1/27 at 100.00 AA-   2,395,590
Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Subordinate Lien Series 2016D:
470 5.000%, 1/01/32, (AMT) 1/27 at 100.00 A+   493,801
450 5.000%, 1/01/35, (AMT) 1/27 at 100.00 A+   470,367
580 5.000%, 1/01/37, (AMT) 1/27 at 100.00 A+   600,752
750 5.000%, 1/01/41, (AMT) 1/27 at 100.00 A+   768,653
2,745 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Subordinate Lien Series 2022B, 5.250%,
1/01/47, (AMT)
1/32 at 100.00 A+   2,914,613
Minnesota Higher Education Facilities Authority, Revenue Bonds,
Carleton College, Refunding Series 2017:
1,460 4.000%, 3/01/41 3/27 at 100.00 Aa2   1,471,476
1,700 4.000%, 3/01/47 3/27 at 100.00 Aa2   1,673,242
2,150 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Macalester College, Refunding Series 2017, 4.000%, 3/01/48
3/27 at 100.00 Aa3   2,074,943
270 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021A, 3.000%, 8/01/36
8/31 at 100.00 AA+   255,010
190 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021B, 3.000%, 8/01/36
8/31 at 100.00 AA+   180,033
2,910 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2022A, 5.000%, 8/01/41
8/32 at 100.00 AA+   3,209,119
910 Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo
Clinic, Series 2018A, 4.000%, 11/15/48
5/28 at 100.00 AA   910,109
5,000 Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo
Clinic, Series 2022, 5.000%, 11/15/57
11/32 at 100.00 AA   5,446,700
2,000 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare
Health System, Series 2016A, 5.000%, 5/01/46
5/26 at 100.00 A2   2,036,320
1,520 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Community of Peace Academy Project,
Refunding Series 2015A, 5.000%, 12/01/50
12/24 at 100.00 BBB-   1,468,214
4,280 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Hmong College Prep Academy Project,
Refunding Series 2020A, 5.000%, 9/01/55
9/30 at 100.00 BB+   3,794,819

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Minnesota (continued)
Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Hmong College Prep Academy Project,
Series 2016A:
$ 2,205 5.500%, 9/01/36 9/26 at 100.00 BB+   $ 2,215,518
2,500 5.750%, 9/01/46 9/26 at 100.00 BB+   2,507,425
2,500 6.000%, 9/01/51 9/26 at 100.00 BB+   2,521,450
500 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Twin Cities German Immersion School,
Series 2013A, 5.000%, 7/01/44
7/23 at 100.00 BB   470,710
Saint Paul Housing and Redevelopment Authority Minnesota, Senior
Housing and Health Care Revenue Bonds, Episcopal Homes Project,
Series 2013:
1,855 5.000%, 5/01/33 5/23 at 100.00 N/R   1,685,805
1,000 5.125%, 5/01/48 5/23 at 100.00 N/R   820,590
2,245 Saint Paul Housing and Redevelopment Authority, Minnesota, Health
Care Revenue Bonds, Fairview Health Services, Series 2017A, 5.000%,
11/15/47
11/27 at 100.00 BBB+   2,294,772
750 St. Paul Housing and Redevelopment Authority, Minnesota, Hospital
Revenue Bonds, HealthEast Inc., Series 2015A, 5.000%, 11/15/29,
(Pre-refunded 11/15/25)
11/25 at 100.00 N/R  (4) 789,592
2,000 Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone Senior
Living Community, Refunding Series 2019, 5.000%, 8/01/54
8/24 at 102.00 N/R   1,840,220
3,855 West Saint Paul-Mendota Heights-Eagan Independent School District
197, Dakota County, Minnesota, General Obligation Bonds, School
Buidling Series 2018A, 4.000%, 2/01/41
2/27 at 100.00 AAA   3,906,002
2,000 Western Minnesota Municipal Power Agency, Minnesota, Power Supply
Revenue Bonds, Series 2014A, 5.000%, 1/01/46, (Pre-refunded
1/01/24)
1/24 at 100.00 Aa2  (4) 2,024,080
Total Minnesota 91,149,565
Mississippi - 0.8% (0.5% of Total Investments)
Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds,
Baptist Memorial Healthcare, Series 2016A:
1,500 5.000%, 9/01/36 9/26 at 100.00 BBB+   1,539,270
6,000 5.000%, 9/01/41 9/26 at 100.00 BBB+   6,090,000
15,500 5.000%, 9/01/46 9/26 at 100.00 BBB+   15,575,795
Total Mississippi 23,205,065
Missouri - 5.4% (3.3% of Total Investments)
1,000 Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital
Center, Refunding Series 2016, 5.000%, 8/01/28
8/26 at 100.00 Ba3   934,890
2,010 Bridgeton Industrial Development Authority, Missouri, Senior Housing
Revenue Bonds, The Sarah Community Project, Refunding Series
2016, 3.625%, 5/01/30
5/25 at 100.00 N/R   2,016,593
500 Curators of the University of Missouri, System Facilities Revenue Bonds,
Series 2014A, 4.000%, 11/01/33
11/24 at 100.00 AA+   506,810
3,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport Terminal
Modernization Project, Series 2019A, 5.000%, 3/01/44, (AMT)
3/29 at 100.00 A-   3,105,690
Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport Terminal
Modernization Project, Series 2019B:
23,675 5.000%, 3/01/46, (AMT) 3/29 at 100.00 A-   24,425,261
4,525 5.000%, 3/01/54, (AMT) 3/29 at 100.00 A-   4,637,174
Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Missouri (continued)
$ 400 Kansas City Industrial Development Authority, Missouri, Sales Tax
Revenue Bonds, Ward Parkway Center Community Improvement
District, Senior Refunding & Improvement Series 2016, 5.000%,
4/01/46, 144A
4/26 at 100.00 N/R   $ 350,060
Kansas City Municipal Assistance Corporation, Missouri, Leasehold
Revenue Bonds, Improvement Series 2004B-1:
7,000 0.000%, 4/15/27 - AMBAC Insured No Opt. Call A2   6,234,620
5,000 0.000%, 4/15/28 - AMBAC Insured No Opt. Call A2   4,341,950
5,000 0.000%, 4/15/29 - AMBAC Insured No Opt. Call A2   4,235,150
4,470 Kansas City, Missouri, Sanitary Sewer System Revenue Bonds,
Improvement Series 2018A, 4.000%, 1/01/42
1/28 at 100.00 AA   4,495,479
6,185 Kansas City, Missouri, Sanitary Sewer System Revenue Bonds,
Improvement Series 2023A, 4.000%, 1/01/48
1/33 at 100.00 AA   6,046,023
1,000 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Series 1998C,
2.750%, 9/01/33
6/27 at 102.00 A   954,920
1,000 Missouri Health and Education Facilities Authority, Health Facilities
Revenue Bonds, Saint Luke's Health System, Inc., Series 2016, 5.000%,
11/15/34
5/26 at 100.00 A+   1,050,120
1,260 Missouri Health and Educational Facilities Authority, Educational
Facilities Revenue Bonds, University of Central Missouri, Series
2013C-2, 5.000%, 10/01/34
10/23 at 100.00 A+   1,264,145
11,010 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Series 2021A, 4.000%, 7/01/46
7/31 at 100.00 AA   10,378,356
Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, CoxHealth, Series 2013A:
1,045 5.000%, 11/15/44 11/23 at 100.00 A2   1,031,551
11,090 5.000%, 11/15/48 11/23 at 100.00 A2   10,859,439
Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2017C:
3,000 5.000%, 11/15/42 11/27 at 100.00 A+   3,102,930
10,000 4.000%, 11/15/47 11/27 at 100.00 A+   9,498,100
6,265 5.000%, 11/15/47 11/27 at 100.00 A+   6,437,601
10,650 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2020, 4.000%, 6/01/53
6/30 at 100.00 A+   9,925,374
Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mosaic Health System, Series 2019A:
1,800 4.000%, 2/15/44 2/29 at 100.00 A1   1,743,282
7,815 4.000%, 2/15/49 2/29 at 100.00 A1   7,261,620
Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, SSM Health Care, Series 2018A:
2,000 4.000%, 6/01/48 6/28 at 100.00 A+   1,880,000
3,500 5.000%, 6/01/48 6/28 at 100.00 A+   3,599,820
Missouri Health and Educational Facilities Authority, Revenue Bonds,
Children's Mercy Hospital, Series 2017A:
1,250 4.000%, 5/15/42 5/25 at 102.00 AA-   1,221,975
16,690 4.000%, 5/15/48 5/25 at 102.00 AA-   15,884,707
7,925 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Lutheran Senior Services Projects, Series 2016A, 5.000%, 2/01/46
2/26 at 100.00 BBB   7,212,622
3,370 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Lutheran Senior Services Projects, Series 2016B, 5.000%, 2/01/46
2/26 at 100.00 BBB   3,067,071
Missouri Health and Educational Facilities Authority, Revenue Bonds,
Saint Louis University, Series 2017A:
725 4.000%, 10/01/36 4/27 at 100.00 A1   732,199

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Missouri (continued)
$ 3,510 5.000%, 10/01/47 4/27 at 100.00 A1   $ 3,689,853
2,000 Missouri Joint Municipal Electric Utility Commission, Power Supply
System Revenue Bonds, MoPEP Facilities, Series 2018, 5.000%,
12/01/43
6/27 at 100.00 A2   2,071,520
1,000 North Central Missouri Regional Water Commission, Waterworks
System Revenue Bonds, Series 2006, 5.000%, 1/01/37
5/23 at 100.00 N/R   1,000,240
375 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Friendship Village of Sunset Hills, Series 2013A, 5.875%,
9/01/43
9/23 at 100.00 BB+   375,266
1,000 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Friendship Village Saint Louis Obligated Group, Series 2018A,
5.125%, 9/01/48
9/25 at 103.00 BB+   873,800
Total Missouri 166,446,211
Montana - 0.2% (0.1% of Total Investments)
2,090 Montana Facility Finance Authority, Healthcare Facility Revenue Bonds,
Kalispell Regional Medical Center, Series 2018B, 5.000%, 7/01/43
7/28 at 100.00 BBB   2,119,302
3,315 Montana Facility Finance Authority, Montana, Health Facilities Reveue
Bonds, Bozeman Deaconess Health Services Obligated Group, Series
2018, 5.000%, 6/01/48
6/28 at 100.00 A   3,367,277
Total Montana 5,486,579
Nebraska - 0.2% (0.1% of Total Investments)
Douglas County Hospital Authority 2, Nebraska, Health Facilities
Revenue Bonds, Children's Hospital Obligated Group, Refunding Series
2020A:
1,625 4.000%, 11/15/40 11/30 at 100.00 A1   1,614,844
1,000 4.000%, 11/15/50 11/30 at 100.00 A1   962,070
Douglas County Hospital Authority 3, Nebraska, Health Facilities
Revenue Bonds, Nebraska Methodist Health System, Refunding Series
2015:
1,635 4.125%, 11/01/36 11/25 at 100.00 A   1,647,573
1,000 5.000%, 11/01/45 11/25 at 100.00 A   1,012,430
Total Nebraska 5,236,917
Nevada - 0.9% (0.6% of Total Investments)
8,835 Las Vegas Convention and Visitors Authority, Nevada, Convention
Center Expansion Revenue Bonds, Series 2018B, 5.000%, 7/01/43
7/28 at 100.00 A   9,268,357
Las Vegas Valley Water District, Nevada, General Obligation Bonds,
Refunding Series 2015:
9,000 5.000%, 6/01/32 12/24 at 100.00 AA   9,255,150
5,000 5.000%, 6/01/39 12/24 at 100.00 AA   5,099,100
Nevada System of Higher Education, Community College Revenue
Bonds, Series 2017:
2,400 4.000%, 7/01/41 7/27 at 100.00 AA-   2,375,664
2,000 4.000%, 7/01/47 7/27 at 100.00 AA-   1,924,860
Total Nevada 27,923,131
New Hampshire - 0.4% (0.3% of Total Investments)
3,500 New Hampshire Health and Education Facilities Authority, Revenue
Bonds, Catholic Medical Center, Series 2012, 4.000%, 7/01/32
5/23 at 100.00 Baa3   3,500,560
4,000 New Hampshire Health and Education Facilities Authority, Revenue
Bonds, Dartmouth-Hitchcock Obligated Group, Series 2018A,
5.000%, 8/01/35
2/28 at 100.00 A   4,248,600
Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Hampshire (continued)
$ 5,000 New Hampshire Health and Education Facilities Authority, Revenue
Bonds, Dartmouth-Hitchcock Obligated Group, Series 2020A,
5.000%, 8/01/59
No Opt. Call A   $ 5,268,150
Total New Hampshire 13,017,310
New Jersey - 5.3% (3.2% of Total Investments)
905 Camden County Improvement Authority, New Jersey, Health Care
Redevelopment Revenue Bonds, Cooper Health System Obligated
Group Issue, Series 2013A, 5.750%, 2/15/42
5/23 at 100.00 A-   906,258
5,000 New Jersey Economic Development Authority, New Jersey, Transit
Transportation Project Revenue Bonds, Series 2020A, 5.000%,
11/01/40
11/29 at 100.00 A-   5,327,750
New Jersey Economic Development Authority, Private Activity Bonds,
The Goethals Bridge Replacement Project, Series 2013:
1,965 5.000%, 1/01/31 - AGM Insured, (AMT) 1/24 at 100.00 A-   1,981,526
1,865 5.125%, 1/01/39 - AGM Insured, (AMT) 1/24 at 100.00 A-   1,874,679
1,585 5.125%, 7/01/42 - AGM Insured, (AMT) 1/24 at 100.00 A-   1,591,102
6,030 New Jersey Economic Development Authority, Revenue Bonds, New
Jersey Transit Corporation Projects Sublease, Refunding Series
2017B, 5.000%, 11/01/25
No Opt. Call A-   6,284,466
2,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2016BBB, 5.500%, 6/15/31,
(Pre-refunded 12/15/26)
12/26 at 100.00 A-  (4) 2,200,600
6,770 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2005N-1, 5.500%, 9/01/27 - NPFG Insured
No Opt. Call A-   7,449,573
2,825 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2014UU, 5.000%, 6/15/30, (Pre-refunded
6/15/24)
6/24 at 100.00 A-  (4) 2,883,958
2,410 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Social Series 2021QQQ, 4.000%, 6/15/50
12/30 at 100.00 A-   2,278,366
8,415 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
RWJ Barnabas Health Obligated Group, Refunding Series 2016A,
5.000%, 7/01/43
7/26 at 100.00 AA-   8,679,988
5,275 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
RWJ Barnabas Health Obligated Group, Series 2021A, 4.000%,
7/01/51
7/31 at 100.00 AA-   5,015,206
1,235 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
University Hospital Issue, Refunding Series 2015A, 5.000%, 7/01/46 -
AGM Insured
7/25 at 100.00 BB-   1,248,350
New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2016A-1:
2,020 5.000%, 6/15/28 6/26 at 100.00 A2   2,135,140
3,340 5.000%, 6/15/29 6/26 at 100.00 A2   3,529,645
1,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/26
No Opt. Call A-   885,640
New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Refunding Series 2006C:
21,120 0.000%, 12/15/28 - AMBAC Insured No Opt. Call A-   17,515,027
10,000 0.000%, 12/15/32 - AGM Insured No Opt. Call A   7,176,500
20,000 0.000%, 12/15/33 - AGM Insured No Opt. Call A   13,765,600
25,000 0.000%, 12/15/35 - AMBAC Insured No Opt. Call A-   15,354,750
30,000 0.000%, 12/15/36 - AMBAC Insured No Opt. Call A-   17,067,000
2,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2009A, 0.000%, 12/15/32
No Opt. Call A-   1,417,780

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2015AA:
$ 1,690 5.250%, 6/15/33 6/25 at 100.00 A-   $ 1,762,417
2,840 5.000%, 6/15/45 6/25 at 100.00 A-   2,886,746
2,800 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2018A, 5.000%, 12/15/36
12/28 at 100.00 A-   3,001,432
665 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019A, 4.000%, 12/15/39
12/29 at 100.00 A-   666,496
8,375 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2020AA, 4.000%, 6/15/45
12/30 at 100.00 A-   8,078,693
2,460 New Jersey Turnpike Authority, Revenue Bonds, Series 2017B, 4.000%,
1/01/34
1/28 at 100.00 A1   2,557,293
5,250 New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2022B,
5.250%, 1/01/52, (UB) (8)
1/33 at 100.00 A1   5,880,000
3,905 South Jersey Transportation Authority, New Jersey, Transportation
System Revenue Bonds, Series 2020A, 5.000%, 11/01/45
11/30 at 100.00 Baa2   4,066,394
Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A:
3,215 5.000%, 6/01/36 6/28 at 100.00 A-   3,420,342
1,405 5.000%, 6/01/46 6/28 at 100.00 BBB+   1,447,445
1,380 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46
6/28 at 100.00 BBB-   1,374,314
Total New Jersey 161,710,476
New Mexico - 0.5% (0.3% of Total Investments)
3,370 New Mexico Hospital Equipment Loan Council, Hospital Revenue
Bonds, Presbyterian Healthcare Services, Series 2017A, 5.000%,
8/01/46
11/27 at 100.00 Aa3   3,519,156
New Mexico Hospital Equipment Loan Council, Hospital Revenue
Bonds, Presbyterian Healthcare Services, Series 2019A:
1,575 5.000%, 8/01/44 8/29 at 100.00 Aa3   1,656,853
7,000 4.000%, 8/01/48 8/29 at 100.00 Aa3   6,398,560
2,845 Santa Fe County, New Mexico, Correctional System Gross Receipts Tax
Revenue Bonds, Series 1997, 6.000%, 2/01/27 - AGM Insured
No Opt. Call A1   3,036,412
Total New Mexico 14,610,981
New York - 9.6% (5.9% of Total Investments)
6,600 Brooklyn Arena Local Development Corporation, New York, Payment
in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009,
0.000%, 7/15/44
No Opt. Call Ba1   2,259,510
490 Buffalo and Erie County Industrial Land Development Corporation,
New York, Revenue Bonds, Catholic Health System, Inc. Project, Series
2015, 5.250%, 7/01/35
7/25 at 100.00 Caa2   425,942
3,125 Dormitory Authority of the State of New York, General Revenue Bonds,
Saint Johns University, Series 2013A, 5.000%, 7/01/44
7/23 at 100.00 A-   3,130,625
Dormitory Authority of the State of New York, Revenue Bonds, North
Shore Long Island Jewish Obligated Group, Series 2015A:
1,680 4.125%, 5/01/42 5/25 at 100.00 A-   1,674,087
3,195 5.000%, 5/01/43 5/25 at 100.00 A-   3,258,836
600 Dormitory Authority of the State of New York, Revenue Bonds, Orange
Regional Medical Center Obligated Group, Series 2017, 5.000%,
12/01/34, 144A
6/27 at 100.00 BBB-   597,504
3,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose Series 2022A, 5.000%, 3/15/46
3/32 at 100.00 AA+   3,288,420
Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 4,000 Dormitory Authority of the State of New York, State Personal Income
Tax Revenue Bonds, General Purpose, Series 2019A. Bidding Group
1,2,3,4, 5.000%, 3/15/44
3/29 at 100.00 Aa1   $ 4,269,960
20,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2019D, 4.000%, 2/15/47
2/30 at 100.00 Aa1   19,654,800
5,000 Liberty Development Corporation, New York, Goldman Sachs
Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35
No Opt. Call BBB+   5,744,650
Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2014A:
1,155 4.000%, 9/01/39 - AGM Insured 9/24 at 100.00 A   1,149,410
3,000 5.000%, 9/01/39 9/24 at 100.00 A   3,039,840
860 5.000%, 9/01/44 9/24 at 100.00 A   869,202
5,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2018, 5.000%, 9/01/37
9/28 at 100.00 A   5,474,700
10,000 Metropolitan Transportation Authority, New York, Dedicated Tax Fund
Bonds, Refunding Series 2012A, 0.000%, 11/15/32
No Opt. Call AA   7,038,200
5,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Series 2013A, 5.000%, 11/15/38
5/23 at 100.00 BBB+   5,009,400
New York City Industrial Development Agency, New York, Civic Facility
Revenue Bonds, Bronx Parking Development Company, LLC Project,
Series 2007:
500 0.000%, 10/01/37 (5) 5/23 at 100.00 N/R   400,000
1,000 2.350%, 10/01/46 (5) 5/23 at 100.00 N/R   800,000
5,900 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal
2014 Series BB, 5.000%, 6/15/46
6/23 at 100.00 AA+   5,912,154
5,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal
2020 Series EE, 4.000%, 6/15/42
6/30 at 100.00 AA+   5,008,500
2,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2017 Series A-1, 5.000%, 5/01/40
5/26 at 100.00 Aa1   2,097,800
3,760 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2017 Series E-1, 5.000%, 2/01/43
2/27 at 100.00 Aa1   3,968,454
5,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2018 Series C-3, 5.000%, 5/01/41
5/28 at 100.00 Aa1   5,355,800
20,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2019 Subseries C-1, 4.000%,
11/01/42
5/29 at 100.00 Aa1   19,755,200
9,530 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2022 Subseries B-1, 4.000%,
8/01/45
8/31 at 100.00 Aa1   9,366,751
5,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2022 Subseries F-1, 5.000%,
2/01/47
2/32 at 100.00 Aa1   5,472,200
2,060 New York City, New York, General Obligation Bonds, Fiscal 2017 Series
B-1, 5.000%, 12/01/41
12/26 at 100.00 AA   2,182,385
11,000 New York City, New York, General Obligation Bonds, Fiscal 2020 Series
A-1, 4.000%, 8/01/42
8/29 at 100.00 AA   10,912,990
New York City, New York, General Obligation Bonds, Fiscal 2021 Series
F-1:
2,000 5.000%, 3/01/44 3/31 at 100.00 AA   2,192,480
3,000 5.000%, 3/01/50 3/31 at 100.00 AA   3,251,310

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 5 New York City, New York, General Obligation Bonds, Fiscal Series
2005M, 5.000%, 4/01/24
5/23 at 100.00 AA   $ 5,007
2,000 New York Convention Center Development Corporation, New York,
Revenue Bonds, Hotel Unit Fee Secured, Refunding Series 2015,
5.000%, 11/15/45
11/25 at 100.00 A2   2,043,480
240 New York Counties Tobacco Trust I, Tobacco Settlement Pass-Through
Bonds, Series 2000B, 6.500%, 6/01/35
5/23 at 100.00 Baa1   240,118
1,235 New York Counties Tobacco Trust VI, New York, Tobacco Settlement
Pass-Through Bonds, Series Series 2016A-1, 5.625%, 6/01/35
No Opt. Call A-   1,270,074
25,170 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44, 144A
11/24 at 100.00 N/R   24,458,192
New York State Urban Development Corporation, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2020C:
13,370 5.000%, 3/15/47 9/30 at 100.00 Aa1   14,504,712
4,120 5.000%, 3/15/50 9/30 at 100.00 Aa1   4,455,739
2,000 New York State Urban Development Corporation, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2022A, 5.000%,
3/15/46
9/32 at 100.00 Aa1   2,194,720
19,000 New York State Urban Development Corporation, State Sales Tax
Revenue Bonds, Empire Series 2021A, 4.000%, 3/15/47
9/31 at 100.00 AA+   18,785,490
New York Transportation Development Corporation, New York, Special
Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project,
Series 2016A:
2,000 4.000%, 7/01/35 - AGM Insured, (AMT) 7/24 at 100.00 BBB   2,000,320
19,700 5.000%, 7/01/46, (AMT) 7/24 at 100.00 Baa2   19,573,132
23,490 5.250%, 1/01/50, (AMT) 7/24 at 100.00 Baa2   23,518,423
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Refunding Series 2016:
145 5.000%, 8/01/26, (AMT) 5/23 at 100.00 B-   145,104
5,940 5.000%, 8/01/31, (AMT) 5/23 at 100.00 B-   5,947,247
3,805 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Series 2020, 5.250%, 8/01/31, (AMT)
8/30 at 100.00 B-   3,932,696
3,000 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International
Airport Project, Series 2022, 5.000%, 12/01/39, (AMT)
12/32 at 100.00 Baa1   3,156,060
3,050 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals
C&D Redevelopment Project, Series 2018, 5.000%, 1/01/33, (AMT)
1/28 at 100.00 BB+   3,195,546
1,310 Port Authority of New York and New Jersey, Consolidated Revenue
Bonds, One Hundred Seventy Eighth Series 2013, 5.000%, 12/01/43,
(AMT)
12/23 at 100.00 AA-   1,313,445
4,320 Port Authority of New York and New Jersey, Consolidated Revenue
Bonds, One Hundred Seventy Ninth Series 2013, 5.000%, 12/01/38
12/23 at 100.00 AA-   4,358,318
5,000 Port Authority of New York and New Jersey, Consolidated Revenue
Bonds, Two Hundred Eleventh Series 2018, 5.000%, 9/01/48
9/28 at 100.00 AA-   5,319,800
2,000 Port Authority of New York and New Jersey, Consolidated Revenue
Bonds, Two Hundred Twenty-One Series 2020, 4.000%, 7/15/50,
(AMT)
7/30 at 100.00 AA-   1,881,440
Syracuse Industrial Development Authority, New York, PILOT Revenue
Bonds, Carousel Center Project, Refunding Series 2016A:
2,835 5.000%, 1/01/29, (AMT) 1/26 at 100.00 C   2,174,218
Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 2,700 5.000%, 1/01/34, (AMT) 1/26 at 100.00 C   $ 2,028,348
TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
1,250 5.000%, 6/01/45 6/27 at 100.00 CCC+   1,175,150
2,850 5.000%, 6/01/48 6/27 at 100.00 N/R   2,642,606
Total New York 293,880,495
North Carolina - 1.4% (0.9% of Total Investments)
2,500 Greater Asheville Regional Airport Authority, North Carolina, Airport
System Revenue Bonds, Series 2022A, 5.500%, 7/01/47 - AGM
Insured, (AMT)
7/32 at 100.00 A1   2,732,175
5,730 North Carolina Department of Transportation, Private Activity Revenue
Bonds, I-77 Hot Lanes Project, Series 2015, 5.000%, 6/30/54, (AMT)
6/25 at 100.00 BBB   5,519,136
11,145 North Carolina Medial Care Commission, Health Care Facilities Revenue
Bonds, Rex Healthcare, Series 2020A, 4.000%, 7/01/49
1/30 at 100.00 A2   10,819,009
1,570 North Carolina Medical Care Commission,  Retirement Facilities First
Mortgage Revenue Bonds, Southminster Project, Refunding Series
2016, 5.000%, 10/01/31
10/24 at 102.00 N/R   1,524,799
9,245 North Carolina Medical Care Commission, Health Care Facilities
Revenue Bonds, Novant Health Obligated Group, Series 2019A,
4.000%, 11/01/49
11/29 at 100.00 AA-   9,163,274
500 North Carolina Municipal Power Agency 1, Catawba Electric Revenue
Bonds, Refunding Series 2015A, 5.000%, 1/01/32
1/26 at 100.00 A   525,875
11,480 North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Senior Lien Series 2019, 5.000%, 1/01/49
1/30 at 100.00 BBB   11,863,547
1,100 Union County, North Carolina, Enterprise System Revenue Bonds,
Series 2019A, 4.000%, 6/01/44
6/29 at 100.00 Aa2   1,093,917
Total North Carolina 43,241,732
North Dakota - 0.2% (0.1% of Total Investments)
5,000 Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru
Health System Obligated Group, Series 2017A, 4.000%, 12/01/47
12/27 at 100.00 BBB-   4,188,450
700 Grand Forks, North Dakota, Senior Housing & Nursing Facilities
Revenue Bonds, Valley Homes and Services Obligated Group, Series
2017, 5.000%, 12/01/36
12/26 at 100.00 N/R   631,946
2,000 University of North Dakota, Certificates of Participation, Housing
Infrastructure Project, Series 2021A, 4.000%, 6/01/46 - AGM Insured
6/30 at 100.00 A1   1,897,180
Total North Dakota 6,717,576
Ohio - 4.1% (2.6% of Total Investments)
6,250 Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital
Facilities Revenue Bonds, Summa Health System, Refunding &
Improvement Series 2016, 5.250%, 11/15/46
11/26 at 100.00 BBB+   6,353,125
6,000 Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy Health,
Series 2017A, 4.000%, 8/01/36
2/28 at 100.00 A+   6,080,580
1,340 Bowling Green State University, Ohio, General Receipts Bonds, Series
2017B, 5.000%, 6/01/45
6/27 at 100.00 A+   1,404,963
24,740 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Capital Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57
6/30 at 22.36 N/R   3,027,186
1,580 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1, 4.000%, 6/01/48
6/30 at 100.00 BBB+   1,398,853

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 38,970 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 N/R   $ 36,378,885
Butler County, Ohio,  Hospital Facilities Revenue Bonds, UC Health,
Refunding Series 2017:
3,960 4.000%, 11/15/34 11/27 at 100.00 Baa2   3,803,105
3,000 4.000%, 11/15/35 11/27 at 100.00 Baa2   2,808,720
Cleveland-Cuyahoga County Port Authroity, Ohio, Cultural Facility
Revenue Bonds, The Cleveland Museum of Natural History Project,
Series 2021:
205 4.000%, 7/01/40 7/31 at 100.00 A3   202,509
300 4.000%, 7/01/41 7/31 at 100.00 A3   293,556
2,000 Columbus-Franklin County Finance Authority, Ohio, Tax Increment
Financing Revenue Bonds, Bridge Park D Block Project, Series 2019A-
1, 5.000%, 12/01/51
6/29 at 100.00 N/R   1,964,000
4,795 Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield
Medical Center Project, Series 2013, 5.000%, 6/15/43
6/23 at 100.00 Ba3   4,285,244
5,000 Hamilton County, Ohio, Hospital Facilities Revenue Bonds, TriHealth,
Inc. Obligated Group Project, Series 2017A, 5.000%, 8/15/42
8/27 at 100.00 A+   5,129,100
8,360 Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital
System, Inc., Refunding Series 2015, 5.000%, 8/15/45, (Pre-refunded
8/15/25)
8/25 at 100.00 N/R  (4) 8,686,040
2,000 Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis
HealthCare System Obligated Group Project, Series 2013, 5.000%,
2/15/33
5/23 at 100.00 Ba2   2,000,760
3,000 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Corporation Project,
Refunding Series 2009D, 3.375%, 8/01/29, (Mandatory Put 9/15/21)
No Opt. Call BBB-   2,731,710
4,350 Ohio Higher Educational Facility Commission, Revenue Bonds,
University of Dayton, Series 2015A, 5.000%, 12/01/44
6/25 at 100.00 A2   4,475,367
3,710 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructure
Commission Infrastructure Projects, Junior Lien, Capital Appreciation
Series 2013A-3, 5.800%, 2/15/36
2/31 at 100.00 A+   4,419,055
Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructutre
Commission, Infrastructure Projects, Junior Lien Series 2018A:
3,375 4.000%, 2/15/38 2/28 at 100.00 A+   3,418,774
16,325 5.000%, 2/15/43 2/28 at 100.00 AA-   17,357,719
5,450 Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation
Project, Series 2009A, 4.750%, 6/01/33, (Mandatory Put 6/01/22)
No Opt. Call BBB-   5,280,614
4,250 Pickerington Local School District, Fairfield and Franklin Counties,
Ohio, General Obligation Bonds, School Facilities Construction &
Improvement, Series 2023, 5.250%, 12/01/59
12/32 at 100.00 Aa2   4,726,255
725 Warren County, Ohio, Healthcare Facilities Revenue Bonds, Otterbein
Homes Obligated Group, Refunding Series 2019A, 4.000%, 7/01/45
7/29 at 100.00 A   646,541
Total Ohio 126,872,661
Oklahoma - 0.4% (0.2% of Total Investments)
1,800 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Taxable Series 2022, 5.500%, 8/15/41
8/32 at 100.00 N/R   1,753,704
3,000 Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue
Bonds, Series 2013A, 5.625%, 6/01/43, (Pre-refunded 6/01/23), (AMT)
6/23 at 100.00 A3  (4) 3,004,650
Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oklahoma (continued)
$ 4,985 Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue
Bonds, Series 2015A, 5.000%, 6/01/45, (Pre-refunded 6/01/24) - BAM
Insured, (AMT)
6/24 at 100.00 A3  (4) $ 5,056,236
1,000 Tulsa County Industrial Authority, Oklahoma, Senior Living Community
Revenue Bonds, Montereau, Inc Project, Refunding Series 2017,
5.250%, 11/15/37
11/25 at 102.00 BBB-   1,018,120
Total Oklahoma 10,832,710
Oregon - 2.6% (1.6% of Total Investments)
2,435 Beaverton School District 48J, Washington and Multnomah Counties,
Oregon, General Obligation Bonds, Convertible Deferred Interest
Series 2017D, 5.000%, 6/15/36
6/27 at 100.00 AA+   2,598,389
725 Clackamas County Hospital Facility Authority, Oregon, Revenue Bonds,
Rose Villa Inc., Series 2020A, 5.250%, 11/15/50
11/25 at 102.00 N/R   641,509
4,875 Deschutes County Hospital Facility Authority, Oregon, Hospital Revenue
Bonds, Saint Charles Health System, Inc., Series 2016A, 5.000%,
1/01/48
1/26 at 100.00 A   4,928,284
2,410 Oregon Facilities Authority, Revenue Bonds, Legacy Health Project,
Series 2022A, 5.000%, 6/01/52
6/32 at 100.00 A+   2,510,401
3,085 Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services
Project, Refunding Series 2020A, 5.000%, 10/01/40
10/30 at 100.00 BBB+   3,177,272
1,500 Oregon Health and Science University, Revenue Bonds, Refunding
Series 2016B, 5.000%, 7/01/39
7/26 at 100.00 AA-   1,551,195
5,000 Port of Portland, Oregon, International Airport Revenue Bonds, Green
Series 2023-29, 5.500%, 7/01/48, (AMT)
7/33 at 100.00 AA-   5,516,800
Port of Portland, Oregon, International Airport Revenue Bonds, Series
2017-24B:
3,255 5.000%, 7/01/35, (AMT) 1/27 at 100.00 AA-   3,394,997
1,000 5.000%, 7/01/37, (AMT) 1/27 at 100.00 AA-   1,033,930
7,645 5.000%, 7/01/47, (AMT) 1/27 at 100.00 AA-   7,776,418
30,870 Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem
Health Projects, Series 2019A, 4.000%, 5/15/49
5/29 at 100.00 A+   29,498,446
15,440 Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem
Healthl Project, Refunding Series 2016A, 5.000%, 5/15/46
5/26 at 100.00 A+   15,802,994
2,000 University of Oregon, General Revenue Bonds, Series 2018A, 5.000%,
4/01/48
4/28 at 100.00 AA-   2,115,120
Total Oregon 80,545,755
Pennsylvania - 6.1% (3.7% of Total Investments)
7,500 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, Allegheny Health Network Obligated Group Issue,
Series 2018A, 5.000%, 4/01/47
4/28 at 100.00 A   7,662,000
Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue
Bonds, Series 2020B:
1,000 4.000%, 6/01/45 12/30 at 100.00 AA-   974,240
1,765 4.000%, 6/01/50 12/30 at 100.00 AA-   1,687,058
3,800 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, FirstEnergy Generation Project,
Refunding Series 2006A, 4.375%, 1/01/35, (Mandatory Put 7/01/33)
No Opt. Call BBB-   3,798,252
345 Commonwealth Financing Authority, Pennsylvania, State Appropriation
Lease Bonds, Master Settlement, Series 2018, 5.000%, 6/01/34
6/28 at 100.00 A   372,907
Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Series 2017:
3,500 5.000%, 7/01/37 7/27 at 100.00 A+   3,751,580

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 8,385 5.000%, 7/01/42 7/27 at 100.00 A+   $ 8,810,958
16,515 Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds,
Penn State Health, Series 2021, 5.000%, 11/01/51
11/29 at 100.00 A   17,066,601
Lehigh County Authority, Pennsylvania, Water and Sewer Revenue
Bonds, Allentown Concession, Capital Appreciation Series 2013B:
5,400 0.000%, 12/01/33 No Opt. Call A   3,668,868
11,000 0.000%, 12/01/38 No Opt. Call A   5,657,520
Lehigh County Authority, Pennsylvania, Water and Sewer Revenue
Bonds, Allentown Concession, Series 2013A:
2,875 5.125%, 12/01/47, (Pre-refunded 12/01/23) 12/23 at 100.00 N/R  (4) 2,907,833
2,500 5.125%, 12/01/47 12/23 at 100.00 A   2,445,475
Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series
2018A:
2,400 5.000%, 9/01/35 9/28 at 100.00 A3   2,548,776
5,410 5.000%, 9/01/48 9/28 at 100.00 A3   5,547,631
500 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series
2019, 4.000%, 9/01/44
9/29 at 100.00 A3   469,910
3,430 Montgomery County Industrial Development Authority, Pennsylvania,
Health System Revenue Bonds, Albert Einstein Healthcare Network
Issue, Series 2015A, 5.250%, 1/15/45, (Pre-refunded 1/15/25)
1/25 at 100.00 N/R  (4) 3,554,097
1,900 Montgomery County Industrial Development Authority, Pennsylvania,
Revenue Bonds, ACTS Retirement-Life Communities, Inc. Obligated
Group, Series 2020, 4.000%, 11/15/43
11/27 at 103.00 A-   1,555,891
5,155 Neshaminy School District, Bucks County, Pennsylvania, General
Obligation Bonds, Series 2022, 4.000%, 11/01/46
5/30 at 100.00 Aa1   5,234,593
235 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, National Gypsum Company, Refunding
Series 2014, 5.500%, 11/01/44, (AMT)
11/24 at 100.00 N/R   236,069
9,575 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
University of Pennsylvania Health System, Series 2019, 4.000%,
8/15/44
8/29 at 100.00 Aa3   9,400,735
16,750 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital
Appreciation Series 2009E, 6.375%, 12/01/38
12/27 at 100.00 A3   18,973,060
4,305 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2015A-1, 5.000%, 12/01/45
6/25 at 100.00 A1   4,403,111
6,935 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2021B, 5.000%, 12/01/51
6/31 at 100.00 A1   7,378,493
3,635 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2022B, 5.250%, 12/01/52
12/32 at 100.00 A1   3,985,341
2,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Lien Series 2014A-1, 5.000%, 12/01/38
12/24 at 100.00 A3   2,041,240
14,500 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2009C, 6.250%, 6/01/33 - AGM Insured
6/26 at 100.00 A1   16,002,200
6,890 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2015B-1, 5.000%, 12/01/45
12/25 at 100.00 A3   7,048,952
5,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2016A-1, 5.000%, 12/01/46
12/25 at 100.00 A3   5,111,750
9,240 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2021A, 4.000%, 12/01/50
12/30 at 100.00 A3   8,716,739
Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 7,500 Philadelphia School District, Pennsylvania, General Obligation Bonds,
Series 2021A, 4.000%, 9/01/46 - BAM Insured
9/31 at 100.00 A1   $ 7,243,950
7,400 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series
2017B, 5.000%, 7/01/47, (AMT)
7/27 at 100.00 A-   7,506,560
10,000 Westmoreland County Municipal Authority, Pennsylvania, Municipal
Service Revenue Bonds, Series 2016, 5.000%, 8/15/38 - BAM Insured
8/25 at 100.00 AA   10,331,000
Total Pennsylvania 186,093,390
Puerto Rico - 1.6% (1.0% of Total Investments)
3,270 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed
Bonds, Refunding Series 2002, 5.500%, 5/15/39
5/23 at 100.00 Ba1   3,270,327
155 Puerto Rico Public Finance Corporation, Commonwealth Appropriation
Bonds, Series 1998A, 5.125%, 6/01/24 - AMBAC Insured
No Opt. Call AA+   156,088
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1:
36 0.000%, 7/01/24 No Opt. Call N/R   34,241
90 0.000%, 7/01/27 No Opt. Call N/R   74,624
88 0.000%, 7/01/29 7/28 at 98.64 N/R   66,397
114 0.000%, 7/01/31 7/28 at 91.88 N/R   77,583
128 0.000%, 7/01/33 7/28 at 86.06 N/R   78,418
1,093 4.500%, 7/01/34 7/25 at 100.00 N/R   1,096,104
3,291 4.550%, 7/01/40 7/28 at 100.00 N/R   3,151,857
2,796 0.000%, 7/01/46 7/28 at 41.38 N/R   763,979
17,208 0.000%, 7/01/51 7/28 at 30.01 N/R   3,517,143
12,965 4.750%, 7/01/53 7/28 at 100.00 N/R   12,155,465
19,870 5.000%, 7/01/58 7/28 at 100.00 N/R   19,186,472
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2:
3,875 4.329%, 7/01/40 7/28 at 100.00 N/R   3,612,663
20 4.536%, 7/01/53 7/28 at 100.00 N/R   18,100
2,300 Puerto Rico, Highway and Transportation Authority, General Revenue
Bonds, Series 2022, 5.500%, 7/01/30
5/23 at 100.00 N/R   2,375,302
Total Puerto Rico 49,634,763
Rhode Island - 0.5% (0.3% of Total Investments)
7,230 Rhode Island Health and Educational Building Corporation, Higher
Education Facility Revenue Bonds, Brown University, Series 2013,
5.000%, 9/01/43
9/23 at 100.00 AA+   7,254,509
3,320 Rhode Island Health and Educational Building Corporation, Hospital
Financing Revenue Bonds, Lifespan Obligated Group, Refunding
Series 2016, 5.000%, 5/15/39
5/26 at 100.00 BBB+   3,345,896
30,175 Rhode Island Tobacco Settlement Financing Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2007A, 0.000%, 6/01/52
5/23 at 17.96 CCC-   4,982,798
Total Rhode Island 15,583,203
South Carolina - 4.2% (2.6% of Total Investments)
Lexington County Health Services District, Inc., South Carolina, Hospital
Revenue Bonds, Lexington Medical Center, Series 2016:
7,500 5.000%, 11/01/41 5/26 at 100.00 A   7,665,600
3,180 5.000%, 11/01/46 5/26 at 100.00 A   3,224,361
Piedmont Municipal Power Agency, South Carolina, Electric Revenue
Bonds, Series 2004A-2:
21,565 0.000%, 1/01/30 - AMBAC Insured No Opt. Call A-   17,390,879
1,250 0.000%, 1/01/31 - AGC Insured No Opt. Call A-   983,387
4,610 Rock Hill, South Carolina, Combined Utility System Revenue Bonds,
Series 2016, 5.000%, 1/01/47
1/26 at 100.00 A2   4,732,856

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
South Carolina (continued)
South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Bishop Gadsden Episcopal Retirement
Community, Series 2019A:
$ 645 5.000%, 4/01/44 4/26 at 103.00 BBB-   $ 582,906
625 5.000%, 4/01/49 4/26 at 103.00 BBB-   546,269
1,640 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Furman University, Refunding Series
2015, 5.000%, 10/01/45
10/25 at 100.00 A1   1,682,640
4,000 South Carolina Jobs-Economic Development Authority, Hospital
Revenue Bonds, Bon Secours Mercy Health, Inc, Series 2020A,
5.000%, 12/01/46
6/30 at 100.00 A+   4,222,440
1,000 South Carolina Jobs-Economic Development Authority, Hospital
Revenue Bonds, McLeod Health Projects, Refunding & Improvement
Series 2018, 5.000%, 11/01/43
5/28 at 100.00 AA-   1,039,390
8,150 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding & Improvement Series 2015A, 5.000%,
12/01/50
6/25 at 100.00 A-   8,188,794
12,760 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2014C, 5.000%, 12/01/46
12/24 at 100.00 A-   12,823,417
9,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2016B, 5.000%, 12/01/56
12/26 at 100.00 A-   9,046,260
2,500 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2022A, 4.000%, 12/01/52
6/32 at 100.00 A-   2,235,775
South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2022B:
8,855 4.000%, 12/01/39 6/32 at 100.00 A-   8,706,679
5,335 4.000%, 12/01/43 6/32 at 100.00 A-   5,068,890
South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Series 2014A:
6,615 5.000%, 12/01/49 6/24 at 100.00 A-   6,632,993
3,455 5.500%, 12/01/54 6/24 at 100.00 A-   3,480,705
South Carolina State Ports Authority, Revenue Bonds, Series 2015:
4,140 5.250%, 7/01/55, (Pre-refunded 7/01/25), (AMT) 7/25 at 100.00 A+  (4) 4,300,301
860 5.250%, 7/01/55, (Pre-refunded 7/01/25), (AMT) 7/25 at 100.00 A1  (4) 893,299
South Carolina State Ports Authority, Revenue Bonds, Series 2018:
5,350 5.000%, 7/01/48, (AMT) 7/28 at 100.00 A+   5,497,232
8,000 5.000%, 7/01/55, (AMT) 7/28 at 100.00 A+   8,178,080
10,000 South Carolina State Ports Authority, Revenue Bonds, Series 2019B,
5.000%, 7/01/44, (AMT)
7/29 at 100.00 A+   10,386,400
Total South Carolina 127,509,553
South Dakota - 0.9% (0.6% of Total Investments)
11,320 South Dakota Board of Regents, Housing and Auxiliary Facilities System
Revenue Bonds, Series 2017, 4.000%, 4/01/42
10/27 at 100.00 A1   11,061,225
South Dakota Health and Educational Facilities Authority, Revenue
Bonds, Regional Health, Refunding Series 2017:
2,685 4.000%, 9/01/36 9/27 at 100.00 A1   2,685,053
5,915 5.000%, 9/01/40 9/27 at 100.00 A1   6,123,918
1,000 South Dakota Health and Educational Facilities Authority, Revenue
Bonds, Sanford Health, Series 2014B, 5.000%, 11/01/44
11/24 at 100.00 A+   1,010,200
7,665 South Dakota Health and Educational Facilities Authority, Revenue
Bonds, Sanford Health, Series 2015, 5.000%, 11/01/45
11/25 at 100.00 A+   7,767,558
Total South Dakota 28,647,954
Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tennessee - 1.2% (0.8% of Total Investments)
$ 9,000 Greeneville Health and Educational Facilities Board, Tennessee,
Hospital Revenue Bonds, Ballad Health, Series 2018A, 5.000%,
7/01/36
7/28 at 100.00 A-   $ 9,546,030
17,000 Knox County Health, Educational and Housing Facility Board,
Tennessee, Hospital Revenue Bonds, Covenant Health, Refunding
Series 2016A, 5.000%, 1/01/42
1/27 at 100.00 A   17,391,510
Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2022B:
4,500 5.250%, 7/01/47, (AMT), (UB) (8) 7/32 at 100.00 A1   4,808,700
2,000 5.500%, 7/01/52, (AMT), (UB) (8) 7/32 at 100.00 A1   2,167,920
4,000 The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Series 2006A, 5.250%, 9/01/26
No Opt. Call BBB+   4,105,160
Total Tennessee 38,019,320
Texas - 17.8% (10.9% of Total Investments)
1,975 Allen Independent School District, Collin County, Texas, General
Obligation Bonds, School Building Series 2016, 5.000%, 2/15/39
2/26 at 100.00 AAA   2,056,410
3,000 Austin, Texas, Airport System Revenue Bonds, Series 2015, 5.000%,
11/15/39, (AMT)
11/24 at 100.00 A+   3,021,060
Austin, Texas, Airport System Revenue Bonds, Series 2019B:
16,615 5.000%, 11/15/44, (AMT) 11/29 at 100.00 A+   17,281,760
14,450 5.000%, 11/15/48, (AMT) 11/29 at 100.00 A+   14,915,145
Austin, Texas, Electric Utility System Revenue Bonds, Refunding Series
2015A:
3,000 5.000%, 11/15/38 11/25 at 100.00 AA-   3,096,210
13,705 5.000%, 11/15/45, (UB) (8) 11/25 at 100.00 AA-   14,019,530
1,450 Austin, Texas, Water and Wastewater System Revenue Bonds,
Refunding Series 2016, 5.000%, 11/15/41
11/26 at 100.00 AA-   1,514,960
Bell County Water Control Improvement District 1, Texas, Water
Revenue Bonds, Series 2014:
1,000 5.000%, 7/10/37, (Pre-refunded 7/10/23) - BAM Insured 7/23 at 100.00 A1  (4) 1,003,020
1,575 5.000%, 7/10/38, (Pre-refunded 7/10/23) - BAM Insured 7/23 at 100.00 A1  (4) 1,579,757
Bexar County, Texas, Venue Project Revenue Bonds, Refunding
Combined Venue Tax Series 2015:
1,060 5.000%, 8/15/34, (Pre-refunded 8/15/24) - AGM Insured 8/24 at 100.00 A1  (4) 1,085,472
1,160 5.000%, 8/15/35, (Pre-refunded 8/15/24) - AGM Insured 8/24 at 100.00 A1  (4) 1,187,875
2,000 Brownsville, Texas, Utility System Revenue Bonds, Refunding Series
2015, 5.000%, 9/01/31
9/25 at 100.00 A-   2,101,780
Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien
Series 2010:
2,945 0.000%, 1/01/36 No Opt. Call A-   1,766,558
2,205 0.000%, 1/01/37 No Opt. Call A-   1,234,579
2,160 0.000%, 1/01/38 No Opt. Call A-   1,135,534
1,000 0.000%, 1/01/40 No Opt. Call A-   465,630
Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien,
Series 2015A:
2,600 5.000%, 1/01/35, (Pre-refunded 7/01/25) 7/25 at 100.00 A-  (4) 2,712,684
3,035 5.000%, 1/01/45, (Pre-refunded 7/01/25) 7/25 at 100.00 A-  (4) 3,166,537
1,000 Clifton Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Idea Public Schools, Series 2013, 6.000%, 8/15/43
8/23 at 100.00 A-   1,006,230
Clifton Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Uplift Education Charter School, Series 2013A:
1,000 4.350%, 12/01/42 5/23 at 100.00 BBB-   928,630
1,000 4.400%, 12/01/47 5/23 at 100.00 BBB-   905,870

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 2,000 Corpus Christi, Texas, Utility System Revenue Bonds, Improvement
Junior Lien Series 2013, 5.000%, 7/15/43, (Pre-refunded 7/15/23)
7/23 at 100.00 AA-  (4) $ 2,006,920
1,175 Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding
Senior Lien Series 2014A, 5.000%, 12/01/36, (Pre-refunded 12/01/24)
12/24 at 100.00 Aa2  (4) 1,210,508
1,680 Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding
Series 2016A, 5.000%, 12/01/48, (Pre-refunded 12/01/25)
12/25 at 100.00 Aa2  (4) 1,768,990
1,230 Danbury Higher Education Authority, Texas, Charter School Revenue
Bonds, John H. Wood Jr. Public Charter District, Inspire Academies,
Series 2013A, 6.000%, 8/15/28, (Pre-refunded 8/15/23)
8/23 at 100.00 N/R  (4) 1,238,229
200 Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional
Health System, Series 2014A, 5.250%, 9/01/44
9/24 at 100.00 BB+   194,264
5,000 Deer Park Independent School District, Harris County, Texas, General
Obligation Bonds, School Building Series 2022, 5.000%, 8/15/47
8/32 at 100.00 AAA   5,554,700
1,000 El Paso County Hospital District, Texas, General Obligtion Bonds,
Refunding Series 2013, 5.000%, 8/15/33
8/23 at 100.00 BBB+   1,002,640
7,760 Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, First Tier Series 2013A, 5.125%, 10/01/43
10/23 at 100.00 BBB+   7,781,573
Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Refunding First Tier Series 2020C:
10,000 4.000%, 10/01/49 4/30 at 100.00 A2   9,263,600
1,000 4.000%, 10/01/49 - AGM Insured 4/30 at 100.00 A1   956,100
10,760 Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Subordinate Lien Series 2013B, 5.000%, 4/01/53, (Pre-
refunded 10/01/23)
10/23 at 100.00 N/R  (4) 10,838,763
5,295 Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Subordinate Lien Series 2018A. Tela Supported, 5.000%,
10/01/48
4/28 at 100.00 AA   5,548,842
4,105 Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Tender Option Bond Trust 2015-XF0228, 11.750%, 11/01/44,
(Pre-refunded 10/01/23), 144A, (IF) (8)
10/23 at 100.00 N/R  (4) 4,225,318
4,960 Gulf Coast Industrial Development Authority, Texas, Solid Waste
Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series
1995, 4.875%, 5/01/25, (AMT)
5/23 at 100.00 B3   4,931,629
Harris County Cultural Education Facilities Finance Corporation, Texas,
Revenue Bonds, Houston Methodist Hospital System, Series 2015:
1,895 4.000%, 12/01/45 6/25 at 100.00 AA   1,851,377
4,480 5.000%, 12/01/45 6/25 at 100.00 AA   4,568,614
Harris County Cultural Education Facilities Finance Corporation, Texas,
Revenue Refunding Bonds, Young Men's Christian Association of the
Greater Houston Area, Series 2013A:
1,615 5.000%, 6/01/28 6/23 at 100.00 Ba1   1,584,444
3,000 5.000%, 6/01/38 6/23 at 100.00 Ba1   2,637,000
5,150 Harris County, Texas, Toll Road Revenue Bonds, Refunding Senior Lien
Series 2016A, 5.000%, 8/15/41
8/26 at 100.00 AA   5,352,446
5,000 Harris County, Texas, Toll Road Revenue Bonds, Refunding Senior Lien
Series 2018A, 4.000%, 8/15/48
2/28 at 100.00 AA   4,806,450
Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital
Appreciation Refunding Senior Lien Series 2014A:
510 0.000%, 11/15/41 - AGM Insured 11/31 at 62.66 A1   215,337
1,020 0.000%, 11/15/42 - AGM Insured 11/31 at 59.73 A1   408,306
1,255 0.000%, 11/15/43 - AGM Insured 11/31 at 56.93 A1   476,687
3,305 0.000%, 11/15/44 - AGM Insured 11/31 at 54.25 A1   1,187,685
4,460 0.000%, 11/15/45 - AGM Insured 11/31 at 51.48 A1   1,515,329
Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 6,500 0.000%, 11/15/47 - AGM Insured 11/31 at 46.45 A1   $ 1,979,835
Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior
Lien Series 2001H:
105 0.000%, 11/15/24 - NPFG Insured, (ETM) No Opt. Call Baa2  (4) 99,895
495 0.000%, 11/15/24 - NPFG Insured No Opt. Call BB+   466,146
4,390 0.000%, 11/15/29 - NPFG Insured No Opt. Call BB+   3,433,639
50 0.000%, 11/15/29 - NPFG Insured, (ETM) No Opt. Call Baa2  (4) 41,651
105 0.000%, 11/15/30 - NPFG Insured, (ETM) No Opt. Call Baa2  (4) 84,742
625 0.000%, 11/15/30 - NPFG Insured No Opt. Call BB+   468,038
7,570 0.000%, 11/15/31 - NPFG Insured No Opt. Call BB+   5,415,654
210 0.000%, 11/15/32 - NPFG Insured 11/31 at 94.05 BB+   140,173
260 0.000%, 11/15/33 11/31 at 88.44 BB+   162,003
2,045 0.000%, 11/15/34 - NPFG Insured 11/31 at 83.17 BB+   1,186,529
1,130 0.000%, 11/15/36 - NPFG Insured 11/31 at 73.51 BB+   563,689
4,370 0.000%, 11/15/38 - NPFG Insured 11/31 at 64.91 BB+   1,894,745
2,260 0.000%, 11/15/39 - NPFG Insured 11/31 at 60.98 BB+   913,108
Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Refunding Second Lien Series 2014C:
600 5.000%, 11/15/33 11/24 at 100.00 BBB-   612,756
400 5.000%, 11/15/34 11/24 at 100.00 BBB-   407,972
Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Refunding Senior Lien Series 2014A:
1,000 5.000%, 11/15/28 11/24 at 100.00 BBB   1,024,740
1,000 5.000%, 11/15/30 11/24 at 100.00 BBB   1,025,170
3,440 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Senior
Lien Series 2001G, 0.000%, 11/15/41 - NPFG Insured
11/31 at 53.78 BBB   1,223,986
1,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third
Lien Series 2004A-3, 0.000%, 11/15/33 - NPFG Insured
11/24 at 59.10 BB   554,490
1,000 Hidalgo County Regional Mobility Authority, Texas, Toll and Vehicle
Registration Fee Revenue Bonds, Senior Lien Series 2022A, 4.000%,
12/01/39
12/31 at 100.00 BBB-   912,420
5,000 Houston, Texas, Airport System Special Facilities Revenue Bonds,
United Airlines, Inc. Technical Operations Center Project, Series 2018,
5.000%, 7/15/28, (AMT)
No Opt. Call BB-   5,075,900
380 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal E Project, Refunding Series 2014, 5.000%,
7/01/29, (AMT)
7/24 at 100.00 BB-   381,189
1,885 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal E Project, Refunding Series 2020A, 5.000%,
7/01/27, (AMT)
No Opt. Call B-   1,904,227
1,000 Houston, Texas, Airport System Special Facilities Revenue Bonds,
United Airlines, Inc. Terminal Improvements Project, Refunding Series
2020B-2, 5.000%, 7/15/27, (AMT)
No Opt. Call B-   1,010,380
1,015 Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,
Convention and Entertainment Facilities Department, Refunding
Series 2014, 5.000%, 9/01/34
9/24 at 100.00 A   1,025,982
Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,
Convention and Entertainment Project, Series 2001B:
3,250 0.000%, 9/01/25 - AMBAC Insured No Opt. Call A1   2,992,567
4,130 0.000%, 9/01/26 - AMBAC Insured No Opt. Call A1   3,681,565
3,130 0.000%, 9/01/30 - AMBAC Insured No Opt. Call A   2,417,612
12,030 0.000%, 9/01/31 - AMBAC Insured No Opt. Call A   8,929,749
1,470 0.000%, 9/01/32 - AMBAC Insured No Opt. Call A   1,046,669

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 1,360 Jacksonville Independent School District, Cherokee County, Texas,
General Obligation Bonds, School Building Series 2014, 5.000%,
2/15/39, (Pre-refunded 2/15/24)
2/24 at 100.00 Aaa  (4) $ 1,377,966
2,675 Laredo Community College District, Webb County, Texas, General
Obligation Bonds, Series 2014, 5.000%, 8/01/34, (Pre-refunded
8/01/24)
8/24 at 100.00 AA-  (4) 2,737,381
Leander Independent School District, Williamson and Travis Counties,
Texas, General Obligation Bonds, Refunding Series 2015A:
8,000 4.000%, 8/15/37 8/25 at 100.00 AAA   8,040,560
2,275 5.000%, 8/15/40 8/25 at 100.00 AAA   2,335,674
1,750 Love Field Airport Modernization Corporation, Texas, General Airport
Revenue Bonds Series 2015, 5.000%, 11/01/35, (AMT)
11/25 at 100.00 A   1,787,782
6,500 Lower Colorado River Authority, Texas, Transmission Contract Revenue
Bonds, LCRA Transmission Services Corporation Project, Refunding
Series 2016, 5.000%, 5/15/46
5/26 at 100.00 A   6,695,780
9,180 Matagorda County Navigation District 1, Texas, Collateralized Revenue
Refunding Bonds, Houston Light and Power Company, Series 1997,
5.125%, 11/01/28 - AMBAC Insured, (AMT)
No Opt. Call A   9,803,689
McCamey County Hospital District, Texas, General Obligation Bonds,
Series 2013:
1,000 5.750%, 12/01/33 12/25 at 100.00 B1   1,025,030
3,000 6.125%, 12/01/38 12/25 at 100.00 B1   3,058,560
3,470 Midland, Texas, General Obligation Bonds, Refunding Series 2022B,
5.000%, 3/01/47
3/32 at 100.00 Aa1   3,805,861
2,835 Mission Economic Development Corporation, Texas, Revenue Bonds,
Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31,
(AMT), 144A
5/23 at 104.00 BB-   2,770,192
4,735 New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing
Foundation - College Station I LLC - Texas A&M University Project,
Series 2014A, 5.000%, 4/01/46 - AGM Insured
4/24 at 100.00 A1   4,757,586
460 North Central Texas Health Facilities Development Corporation,
Hospital Revenue Bonds, Presbyterian Healthcare System, Series
1996A, 5.750%, 6/01/26 - NPFG Insured, (ETM)
7/21 at 100.00 N/R  (4) 478,989
3,860 North Harris County Regional Water Authority, Texas, Water Revenue
Bonds, Refunding Senior Lien Series 2013, 5.000%, 12/15/33
5/23 at 100.00 A1   3,861,505
North Texas Tollway Authority, Special Projects System Revenue Bonds,
Convertible Capital Appreciation Series 2011C:
4,030 0.000%, 9/01/43, (Pre-refunded 9/01/31) (7) 9/31 at 100.00 N/R  (4) 5,063,655
8,470 6.750%, 9/01/45, (Pre-refunded 9/01/31) 9/31 at 100.00 N/R  (4) 11,080,115
7,000 North Texas Tollway Authority, System Revenue Bonds, Refunding
First Tier Capital Appreciation Series 2008I, 6.500%, 1/01/43, (Pre-
refunded 1/01/25)
1/25 at 100.00 A1  (4) 7,386,120
2,500 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier, Series 2008D, 0.000%, 1/01/36 - AGC Insured
No Opt. Call A1   1,531,625
North Texas Tollway Authority, System Revenue Bonds, Refunding
Second Tier, Series 2015A:
13,355 5.000%, 1/01/33 1/25 at 100.00 A2   13,802,526
1,000 5.000%, 1/01/34 1/25 at 100.00 A2   1,032,330
1,425 Port of Houston Authority, Harris County, Texas, General Obligation
Bonds, Series 2010E, 0.000%, 10/01/35
No Opt. Call AA   953,952
205 Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue
Bonds, Series 2014A, 5.125%, 2/01/39
2/24 at 100.00 Ba1   207,089
Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 2,500 San Antonio, Texas, Airport System Revenue Bonds, Refunding Series
2012, 5.000%, 7/01/27, (AMT)
5/23 at 100.00 A+   $ 2,501,925
7,950 San Antonio, Texas, Water System Revenue Bonds, Junior Lien Series
2022B, 5.250%, 5/15/52
5/32 at 100.00 Aa2   8,705,489
1,000 San Antonio, Texas, Water System Revenue Bonds, Refunding Junior
Lien Series 2018A, 5.000%, 5/15/48
5/28 at 100.00 Aa2   1,047,650
1,925 Stephen F. Austin State University, Texas, Revenue Bonds, Refunding &
Improvement Series 2016, 5.000%, 10/15/42
10/28 at 100.00 A1   2,053,205
7,500 Tarrant County College District, Texas, General Obligation Bonds,
Series 2022, 5.000%, 8/15/40
8/32 at 100.00 AAA   8,435,625
515 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Hendrick Medical Center, Refunding Series
2013, 5.125%, 9/01/33, (Pre-refunded 9/01/23)
9/23 at 100.00 A3  (4) 518,183
5,675 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Methodist Hospital of Dallas, Series 2022,
4.000%, 10/01/47
4/32 at 100.00 N/R   5,448,795
2,185 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Scott & White Healthcare Project, Series
2022D, 5.500%, 11/15/47
11/32 at 100.00 AA-   2,409,137
3,195 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Revenue Bonds, Christus Health, Series 2022A, 4.000%, 7/01/53
7/32 at 100.00 A1   2,992,437
2,000 Tarrant County Cultural Education Facilities Finance Corporation,
Texas, Revenue Bonds, Texas Health Resources System, Series 2016A,
5.000%, 2/15/41
8/26 at 100.00 AA   2,063,500
2,015 Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply
Revenue Bonds, Senior Lien Series 2008D, 6.250%, 12/15/26
No Opt. Call A-   2,105,474
530 Texas Private Activity Bond Surface Transporation Corporation, Revenue
Bonds, NTE Mobility Partners LLC North Tarrant Express Managed
Lanes Project, Refunding Senior Lien Series 2019A, 4.000%, 12/31/39
12/29 at 100.00 Baa2   499,705
19,735 Texas Private Activity Bond Surface Transporation Corporation, Senior
Lien Revenue Bonds, Blueridge Transportation Group, LLC SH 288
Toll Lanes Project, Series 2016, 5.000%, 12/31/55, (AMT)
12/25 at 100.00 Baa2   19,637,706
4,040 Texas Private Activity Bond Surface Transporation Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC
Segments 3A & 3B Facility, Series 2013, 6.750%, 6/30/43, (AMT)
9/23 at 100.00 Baa2   4,073,209
1,335 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC
Segments 3A & 3B Facility, Series 2013, 7.000%, 12/31/38, (AMT)
9/23 at 100.00 Baa2   1,347,723
34,395 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC
Segments 3C Project, Series 2019, 5.000%, 6/30/58, (AMT)
6/29 at 100.00 Baa2   34,517,446
1,200 Texas State, General Obligation Bonds, Texas Transportation
Commission, Highway Improvement Series 2014, 5.000%, 4/01/44,
(Pre-refunded 4/01/24)
4/24 at 100.00 AAA  (4) 1,220,220
2,000 Texas State, General Obligation Bonds, Transportation Commission
Mobility Fund, Refunding Series 2014, 5.000%, 10/01/34, (Pre-
refunded 4/01/24)
4/24 at 100.00 AAA  (4) 2,034,080
Texas Transportation Commission, Central Texas Turnpike System
Revenue Bonds, Refunding First Tier Series 2015B:
8,335 0.000%, 8/15/36 8/24 at 59.60 A3   4,618,757
10,960 5.000%, 8/15/37 8/24 at 100.00 A3   11,158,486

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Texas Transportation Commission, Central Texas Turnpike System
Revenue Bonds, Refunding Second Tier Series 2015C:
$ 2,100 5.000%, 8/15/33 8/24 at 100.00 Baa1   $ 2,143,386
15,750 5.000%, 8/15/42 8/24 at 100.00 Baa1   15,920,573
1,875 Texas Transportation Commission, State Highway 249 System Revenue
Bonds, First Tier Toll Series 2019A, 5.000%, 8/01/57
2/29 at 100.00 Baa3   1,875,731
Texas Turnpike Authority, Central Texas Turnpike System Revenue
Bonds, First Tier Series 2002A:
9,980 0.000%, 8/15/23 - AMBAC Insured No Opt. Call A3   9,876,408
2,020 0.000%, 8/15/23 - AMBAC Insured, (ETM) No Opt. Call A3  (4) 2,000,648
3,830 0.000%, 8/15/24 - AMBAC Insured, (ETM) No Opt. Call A3  (4) 3,676,953
21,170 0.000%, 8/15/24 - AMBAC Insured No Opt. Call A3   20,232,381
Texas Water Development Board, State Water Implementation Revenue
Fund Bonds, Master Trust Series 2017A:
10,000 4.000%, 10/15/42, (UB) (8) 10/27 at 100.00 AAA   10,026,600
5,000 5.000%, 10/15/42 (8) 10/27 at 100.00 AAA   5,295,700
16,600 5.000%, 10/15/42, (UB) (8) 10/27 at 100.00 AAA   17,581,724
5,000 Texas Water Development Board, State Water Implementation Revenue
Fund Bonds, Master Trust Series 2018B, 5.000%, 4/15/49
10/28 at 100.00 AAA   5,309,400
2,500 Texas Water Development Board, State Water Implementation Revenue
Fund Bonds, Master Trust Series 2021, 4.000%, 10/15/51
10/31 at 100.00 AAA   2,435,250
17,220 University of Houston, Texas, Consolidated Revenue Bonds, Refunding
Series 2022A, 5.000%, 2/15/52
2/32 at 100.00 AA   18,593,984
2,490 Uptown Development Authority, Houston, Texas, Tax Increment
Contract Revenue Bonds, Infrastructure Improvement Facilities, Series
2018, 5.000%, 9/01/40
9/25 at 100.00 Baa2   2,510,518
1,735 Via Metropolitan Transit Advanced Transportation District, Texas, Sales
Tax Revenue Bonds, Refunding & Improvement Series 2014, 5.000%,
8/01/38, (Pre-refunded 8/01/24)
8/24 at 100.00 AA+  (4) 1,776,536
175 Winter Garden Housing Finance Corporation, Texas, GNMA/FNMA
Mortgage-Backed Securities Program Single Family Mortgage
Revenue Bonds, Series 1994, 6.950%, 10/01/27, (AMT)
5/23 at 100.00 CC   175,455
780 Wylie Independent School District, Collin County, Texas, General
Obligation Bonds, Capital Appreciation Series 2015, 0.000%,
8/15/50, (Pre-refunded 8/15/25)
8/25 at 35.55 Aaa  (4) 257,501
Wylie Independent School District, Collin County, Texas, General
Obligation Bonds, School Building Series 2015B:
8,000 0.000%, 8/15/45 8/25 at 44.15 Aaa   2,936,480
1,000 0.000%, 8/15/45, (Pre-refunded 8/15/25) 8/25 at 44.15 Aaa  (4) 409,990
1,850 0.000%, 8/15/50, (Pre-refunded 8/15/25) 8/25 at 35.55 Aaa  (4) 610,740
4,370 0.000%, 8/15/50 8/25 at 35.55 Aaa   1,241,867
Total Texas 544,258,747
Utah - 1.6% (1.0% of Total Investments)
15,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2017A, 5.000%, 7/01/42, (AMT)
7/27 at 100.00 A   15,417,600
Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2018A:
11,750 5.000%, 7/01/43, (AMT) 7/28 at 100.00 A   12,154,200
4,500 5.000%, 7/01/48, (AMT) 7/28 at 100.00 A   4,619,655
9,850 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2021A, 5.000%, 7/01/46, (AMT)
7/31 at 100.00 A   10,280,642
5,795 Utah Charter School Finance Authoirty, Charter School Revenue Bonds,
Hawthorn Academy Project, Series 2016, 5.000%, 10/15/46
4/26 at 100.00 AA   5,882,620
Total Utah 48,354,717
Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Virgin Islands - 0.4% (0.2% of Total Investments)
$ 3,825 Matching Fund Special Purpose Securitization Corporation, Virgin
Islands, Revenue Bonds, Series 2022A, 5.000%, 10/01/30
No Opt. Call N/R   $ 3,893,582
1,800 Virgin Islands Public Finance Authority, Federal Highway Grant
Anticipation Loan Note Revenue Bonds, Series 2015, 5.000%,
9/01/33, 144A
9/25 at 100.00 A   1,845,486
2,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2006, 5.000%, 10/01/27 - FGIC Insured
5/23 at 100.00 Baa2   2,021,720
2,240 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Working Capital Series 2014A, 5.000%, 10/01/34 - AGM Insured,
144A
10/24 at 100.00 A1   2,278,506
730 Virgin Islands Water and Power Authority, Electric System Revenue
Bonds, Refunding Series 2007A, 5.000%, 7/01/24
5/23 at 100.00 CC   711,348
Total Virgin Islands 10,750,642
Virginia - 1.9% (1.2% of Total Investments)
550 Amherst Industrial Development Authority, Virginia, Revenue Bonds,
Sweet Briar College, Series 2006, 5.000%, 9/01/26
5/23 at 100.00 BB   542,020
560 Arlington County Industrial Development Authority, Virginia, Hospital
Facility Revenue Bonds, Virginia Hospital Center, Series 2020, 4.000%,
7/01/45
7/30 at 100.00 A+   549,629
515 Chesapeake, Virginia, Transportation System Senior Toll Road Revenue
Bonds, Capital Appreciation Series 2012B, 0.000%, 7/15/40 (7)
7/28 at 100.00 BBB+   526,052
1,000 Fairfax County Industrial Development Authority, Virginia, Healthcare
Revenue Bonds, Inova Health System, Series 2018A, 4.000%, 5/15/48,
(UB) (8)
5/28 at 100.00 Aa2   963,620
1,000 Fairfax County Redevelopment and Housing Authority, Virginia,
Multifamily Housing Revenue Bonds, FHA-Insured Mortgage - Cedar
Ridge Project, Series 2007, 4.850%, 10/01/48, (AMT)
5/23 at 100.00 AA+   1,002,150
16,445 Hampton Roads Transportation Accountability Commission, Virginia,
Revenue Bonds, Hampton Roads Transportation Fund, Senior Lien
Series 2022A, 4.000%, 7/01/52
7/32 at 100.00 AA   15,906,097
2,300 Lynchburg Economic Development Authority, Virginia, Hospital
Revenue Bonds, Centra Health Obligated Group, Refunding Series
2021, 4.000%, 1/01/47
1/32 at 100.00 Baa1   2,177,065
6,250 Northern Virginia Transportation Commission, Transportation District
Special Obligation Revenue Bonds, Transforming Rail In Virginia
Program, Green Series 2022, 5.000%, 6/01/47
6/32 at 100.00 AA   6,940,750
6,115 Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47
5/23 at 100.00 B-   5,740,334
15,605 Virginia Small Business Financing Authority, Private Activity Revenue
Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%,
12/31/56, (AMT)
6/27 at 100.00 Baa3   15,403,539
9,625 Virginia Small Business Financing Authority, Revenue Bonds, 95 Express
Lanes LLC Project, Refunding Senior Lien Series 2022, 5.000%,
12/31/47, (AMT)
12/32 at 100.00 Baa1   9,709,411
Total Virginia 59,460,667
Washington - 3.9% (2.4% of Total Investments)
2,000 Energy Northwest, Washington, Electric Revenue Bonds, Columbia
Generating Station, Refunding Series 2014A, 5.000%, 7/01/40
7/24 at 100.00 AA-   2,026,940
2,375 Grant County Public Utility District 2, Washington, Revenue Bonds,
Priest Rapids Hydroelectric Project, Refunding Series 2015A, 5.000%,
1/01/41, (Pre-refunded 1/01/26)
1/26 at 100.00 Aa3  (4) 2,514,223

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Washington (continued)
$ 8,840 King County Public Hospital District 2, Washington, General Obligation
Bonds, EvergreenHealth, Limited Tax 2020A, 4.000%, 12/01/45
12/29 at 100.00 Aa3   $ 8,374,574
2,270 Port Everett, Washington, Revenue Bonds, Refunding Series 2016,
5.000%, 12/01/46
6/26 at 100.00 A2   2,356,237
Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2018A:
6,000 5.000%, 5/01/36, (AMT) 5/27 at 100.00 A1   6,218,340
19,735 5.000%, 5/01/43, (AMT) 5/27 at 100.00 A1   20,182,195
1,145 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2019, 5.000%, 4/01/44, (AMT)
4/29 at 100.00 A1   1,196,204
4,550 Port of Seattle, Washington, Revenue Bonds, Refunding Intermediate
Lien Private Activity Series 2022B, 5.000%, 8/01/47, (AMT)
8/32 at 100.00 A1   4,796,246
12,550 Port of Seattle, Washington, Revenue Bonds, Refunding Intermediate
Lien Series 2021C, 5.000%, 8/01/46, (AMT)
8/31 at 100.00 A1   13,236,611
15,000 Seattle, Washington, Municipal Light and Power Revenue Bonds,
Refunding & Improvement Series 2021A, 4.000%, 7/01/51
7/31 at 100.00 AA   14,477,850
4,290 Seattle, Washington, Municipal Light and Power Revenue Bonds,
Refunding & Improvement Series 2022, 5.000%, 7/01/52
7/32 at 100.00 AA   4,745,555
10,000 Spokane Public Facilities District, Washington, Hotel, Motel, and Sales
Use Tax Revenue Bonds, Series 2013A, 5.000%, 5/01/43, (Pre-
refunded 6/01/23)
6/23 at 100.00 BBB+  (4) 10,013,000
4,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Refunding Series 2012A, 5.000%,
10/01/32
5/23 at 100.00 A   4,000,560
11,500 Washington Health Care Facilities Authority, Revenue Bonds, Seattle
Children's Hospital, Series 2015A, 5.000%, 10/01/45, (UB)
4/25 at 100.00 Aa2   11,735,405
6,200 Washington State Convention Center Public Facilities District, Lodging
Tax Revenue Bonds, Refunding Series2021B. Exchange Purchase,
3.000%, 7/01/58
7/31 at 100.00 BBB-   4,179,172
2,410 Washington State Higher Education Facilities Authority, Revenue Bonds,
Seattle University, Series 2020, 4.000%, 5/01/50
5/30 at 100.00 A   2,249,711
320 Washington State Housing Finance Commission, Revenue Bonds,
Riverview Retirement Community, Refunding Series 2012, 5.000%,
1/01/48
5/23 at 100.00 BBB-   278,678
6,480 Washington State, Motor Vehicle Fuel Tax General Obligation Bonds,
Series 2002-03C, 0.000%, 6/01/24 - NPFG Insured
No Opt. Call AA+   6,253,783
Total Washington 118,835,284
West Virginia - 1.0% (0.6% of Total Investments)
7,000 West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
West Virginia United Health System Obligated Group, Refunding &
Improvement Series 2013A, 5.500%, 6/01/44, (Pre-refunded 6/01/23)
6/23 at 100.00 A  (4) 7,011,620
15,000 West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
West Virginia United Health System Obligated Group, Series 2018A,
5.000%, 6/01/52
6/28 at 100.00 A   15,121,800
2,000 West Virginia Hospital Finance Authority, Revenue Bonds, West Virginia
University Health System Obligated Group, Improvement Series
2017A, 5.000%, 6/01/47
6/27 at 100.00 A   2,023,140
6,750 West Virginia Parkways Authority, Turnpike Toll Revenue Bonds, Senior
Lien Series 2021, 4.000%, 6/01/43
6/31 at 100.00 AA-   6,769,102
Total West Virginia 30,925,662
Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin - 3.1% (1.9% of Total Investments)
$ 3,235 Milwaukee, Wisconsin, General Obligation Bonds, Promissory Note
Series 2022-B4, 5.000%, 4/01/36 - AGM Insured
4/32 at 100.00 A   $ 3,599,973
Public Finance Authority of Wisconsin, Conference Center and Hotel
Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series
2018A-1:
34 0.000%, 1/01/47, 144A (5) No Opt. Call N/R   749
30 0.000%, 1/01/48, 144A (5) No Opt. Call N/R   624
29 0.000%, 1/01/49, 144A (5) No Opt. Call N/R   581
29 0.000%, 1/01/50, 144A (5) No Opt. Call N/R   524
28 0.000%, 1/01/51, 144A (5) No Opt. Call N/R   490
36 0.000%, 1/01/52, 144A (5) No Opt. Call N/R   594
36 0.000%, 1/01/53, 144A (5) No Opt. Call N/R   558
35 0.000%, 1/01/54, 144A (5) No Opt. Call N/R   510
34 0.000%, 1/01/55, 144A (5) No Opt. Call N/R   474
33 0.000%, 1/01/56, 144A (5) No Opt. Call N/R   443
1,811 5.500%, 7/01/56, 144A (5) 3/28 at 100.00 N/R   1,015,789
37 0.000%, 1/01/57, 144A (5) No Opt. Call N/R   464
36 0.000%, 1/01/58, 144A (5) No Opt. Call N/R   429
35 0.000%, 1/01/59, 144A (5) No Opt. Call N/R   398
34 0.000%, 1/01/60, 144A (5) No Opt. Call N/R   367
34 0.000%, 1/01/61, 144A (5) No Opt. Call N/R   342
33 0.000%, 1/01/62, 144A (5) No Opt. Call N/R   315
32 0.000%, 1/01/63, 144A (5) No Opt. Call N/R   294
31 0.000%, 1/01/64, 144A (5) No Opt. Call N/R   274
31 0.000%, 1/01/65, 144A (5) No Opt. Call N/R   254
33 0.000%, 1/01/66, 144A (5) No Opt. Call N/R   254
401 0.000%, 1/01/67, 144A (5) No Opt. Call N/R   2,777
Public Finance Authority of Wisconsin, Conference Center and Hotel
Revenue Bonds, Lombard Public Facilities Corporation, Second Tier
Series 2018B:
59 0.000%, 1/01/46, 144A (5) No Opt. Call N/R   1,398
59 0.000%, 1/01/47, 144A (5) No Opt. Call N/R   1,283
58 0.000%, 1/01/48, 144A (5) No Opt. Call N/R   1,213
58 0.000%, 1/01/49, 144A (5) No Opt. Call N/R   1,141
57 0.000%, 1/01/50, 144A (5) No Opt. Call N/R   1,048
62 0.000%, 1/01/51, 144A (5) No Opt. Call N/R   1,093
1,607 1.000%, 7/01/51, 144A (5) 3/28 at 100.00 N/R   933,063
62 0.000%, 1/01/52, 144A (5) No Opt. Call N/R   1,013
61 0.000%, 1/01/53, 144A (5) No Opt. Call N/R   951
61 0.000%, 1/01/54, 144A (5) No Opt. Call N/R   892
60 0.000%, 1/01/55, 144A (5) No Opt. Call N/R   835
59 0.000%, 1/01/56, 144A (5) No Opt. Call N/R   786
59 0.000%, 1/01/57, 144A (5) No Opt. Call N/R   738
58 0.000%, 1/01/58, 144A (5) No Opt. Call N/R   690
57 0.000%, 1/01/59, 144A (5) No Opt. Call N/R   653
57 0.000%, 1/01/60, 144A (5) No Opt. Call N/R   611
56 0.000%, 1/01/61, 144A (5) No Opt. Call N/R   569
56 0.000%, 1/01/62, 144A (5) No Opt. Call N/R   536
55 0.000%, 1/01/63, 144A (5) No Opt. Call N/R   503
54 0.000%, 1/01/64, 144A (5) No Opt. Call N/R   476
54 0.000%, 1/01/65, 144A (5) No Opt. Call N/R   445
53 0.000%, 1/01/66, 144A (5) No Opt. Call N/R   406
693 0.000%, 1/01/67, 144A (5) No Opt. Call N/R   4,801
5,455 Public Finance Authority of Wisconsin, Health Care System Revenue
Bonds, Cone Health, Series 2022A, 4.000%, 10/01/52
10/32 at 100.00 AA-   5,175,377
5,000 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Agnesian HealthCare, Inc., Series 2013B, 5.000%, 7/01/36, (Pre-
refunded 7/01/23)
7/23 at 100.00 N/R  (4) 5,013,850

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
$ 2,545 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Ascension Health Alliance Senior Credit Group, Series 2013B-1,
4.000%, 11/15/43
5/28 at 100.00 Aa2   $ 2,438,263
10,715 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Aspirus, Inc. Obligated Group, Inc. Project, Series 2021, 4.000%,
8/15/46
8/31 at 100.00 A1   9,877,837
5,810 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Bellin Memorial Hospital Incorporated Series 2022B, 5.250%,
12/01/48
12/32 at 100.00 A2   6,217,281
Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
PHW Muskego, Inc. Project, Series 2021:
1,690 4.000%, 10/01/41 10/28 at 102.00 N/R   1,329,016
2,000 4.000%, 10/01/61 10/28 at 102.00 N/R   1,341,300
1,930 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Agnesian HealthCare, Inc., Series 2017, 4.000%,
7/01/47
7/27 at 100.00 A+   1,803,701
10,225 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Ascension Health Alliance Senior Credit Group,
Series 2016A, 4.500%, 11/15/39
5/26 at 100.00 Aa2   10,416,412
1,870 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Beloit Health System, Inc., Series 2016, 4.000%,
7/01/46
7/26 at 100.00 A   1,767,917
4,220 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Children's Hospital of Wisconsin, Inc., Series 2017,
4.000%, 8/15/42
8/27 at 100.00 Aa3   4,113,487
18,440 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Marshfield Clinic, Series 2016A, 5.000%, 2/15/42
2/26 at 100.00 BBB+   18,561,520
1,525 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Oakwood Lutheran Senior Ministries, Series 2021,
4.000%, 1/01/57
1/27 at 103.00 N/R   1,032,440
10,235 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Saint John's Communities Inc., Refunding Series
2022A, 5.000%, 4/01/52
4/32 at 100.00 AA   10,934,767
11,270 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, ThedaCare Inc, Series 2019, 4.000%, 12/15/49
12/29 at 100.00 A1   10,694,329
Total Wisconsin 96,300,118
Total Municipal Bonds (cost $4,939,577,190) 4,977,546,856
Shares Description (1) Value
X 421,179 INVESTMENT COMPANIES - 0.0% (0.0% of Total Investments)
X 421,179
8,812 BlackRock MuniHoldings Fund Inc $ 104,070
32,524 Invesco Quality Municipal Income Trust 317,109
Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NAD
Principal
Amount (000) Description (1) Coupon (9)
Reference
Rate (9) Spread (9) Maturity (10) Ratings (3) Value
X 31,350 VARIABLE RATE SENIOR LOAN INTERESTS - 0.0% (0.0% of Total Investments) (9)
X 31,350
Hotels, Restaurants & Leisure - 0.0% (0.0% of Total Investments)
$ 31 Lombard Starwood Westin
Hotel Conference Center
and Hotel Project Revenue
Bonds , (cash 7.500%, PIK
7.500%)(6),(11)
7.500% N/A N/A 12/31/23 N/R $ 31,350
Total Hotels, Restaurants & Leisure 31,350
Total Variable Rate Senior Loan Interests (cost $31,350) 31,350
Total Long-Term Investments (cost $4,940,139,151) 4,977,999,385
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
SHORT-TERM INVESTMENTS -  0.5% (0.3% of Total Investments)
X 16,400,000 MUNICIPAL BONDS - 0.5% (0.3% of Total Investments)
X 16,400,000
Minnesota - 0.1% (0.0% of Total Investments)
$ 2,400 Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview
Health Services, Series 2018A, 3.750%, 11/15/48, (Mandatory Put
4/28/2023) (12)
4/23 at 100.00 AA- $ 2,400,000
Total Minnesota 2,400,000
Missouri - 0.1% (0.1% of Total Investments)
4,000 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Washington University, Variable Rate Demand Obligations, Series
2000B, 3.800%, 3/01/40, (Mandatory Put 4/28/2023) (12)
5/23 at 100.00 AA+ 4,000,000
Total Missouri 4,000,000
New York - 0.3% (0.2% of Total Investments)
10,000 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development Series
2020I-3, 4.000%, 11/01/60, (Mandatory Put 5/5/2023) (12)
4/23 at 100.00 Aa2 10,000,000
Total New York 10,000,000
Total Short-Term Investments (cost $16,400,000) 16,400,000
Total Investments (cost $4,956,539,151 ) - 163.2% 4,994,399,385
Floating Rate Obligations - (2.9)% (90,020,000)
AMTP Shares, Net- (23.8)%(13) (727,239,131)
MFP Shares, Net - (22.2)%(14) (678,499,765)
VRDP Shares, Net- (16.5)%(15) (503,473,283)
Other Assets & Liabilities, Net -   2.2% 64,692,044
Net Assets Applicable to Common Shares - 100% $ 3,059,859,250
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch,
Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.
Holdings designated N/R are not rated by any of these national rating agencies.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6) For fair value measurement disclosure purposes, investment classified as Level 3.
(7) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(8) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(9) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(10) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(11) Senior loan received as part of the bondholder funding agreement during March 2022 for Public Finance Authority of Wisconsin, Conference
Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1, 0.000%, 7/01/56, 144A.
(12) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(13) AMTP Shares, Net as a percentage of Total Investments is 14.6%
(14) MFP Shares, Net as a percentage of Total Investments is 13.6%.
(15) VRDP Shares, Net as a percentage of Total Investments is 10.1%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
N/A Not Applicable.
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD Purchased on a when-issued or delayed delivery basis.
See Notes to Financial Statements

Nuveen AMT-Free Quality Municipal Income
Fund
Portfolio of Investments April 30, 2023
(Unaudited)
NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 162.1%   (100.0% of Total Investments)
X
6,170,811,121 MUNICIPAL BONDS - 162.1% (100.0% of Total Investments)
X 6,170,811,121
Alabama - 1.2% (0.7% of Total Investments)
$ 15,520 Alabama Special Care Facilities Financing Authority, Revenue Bonds,
Ascension Health, Series 2016B, 5.000%, 11/15/46
5/26 at 100.00 Aa2   $ 15,867,027
5,920 Autauga County Board of Education, Alabama, Special Tax Warrants,
Series 2021, 4.000%, 4/01/51
10/31 at 100.00 AA-   5,620,626
865 Birmingham Airport Authority, Alabama, Airport Revenue Bonds, Series
2020, 4.000%, 7/01/35 - BAM Insured
7/30 at 100.00 A3   893,190
4,250 Infirmary Health System Special Care Facilities Financing Authority
of Mobile, Alabama, Revenue Bonds, Infirmary Health System, Inc.,
Series 2016A, 5.000%, 2/01/41
2/26 at 100.00 A-   4,317,448
4,900 Mobile Spring Hill College Educational Building Authority, Alabama,
Revenue Bonds, Spring Hill College Project, Series 2015, 5.875%,
4/15/45
4/25 at 100.00 N/R   4,878,881
1,000 Southeast Energy Authority, Alabama, Commodity Supply Revenue
Bonds, Project 3, Fixed Rate Series 2022A-1, 5.500%, 1/01/53,
(Mandatory Put 12/01/29)
9/29 at 100.10 A1   1,080,950
7,270 Southeast Energy Authority, Alabama, Commodity Supply Revenue
Bonds, Project 4, Series 2022B-1, 5.000%, 5/01/53, (Mandatory Put
8/01/28)
5/28 at 100.34 A2   7,578,975
5,310 Tuscaloosa County Industrial Development Authority, Alabama, Gulf
Opportunity Zone Bonds, Hunt Refining Project, Refunding Series
2019A, 5.250%, 5/01/44, 144A
5/29 at 100.00 N/R   4,699,350
Total Alabama 44,936,447
Alaska - 0.0% (0.0% of Total Investments)
495 Northern Tobacco Securitization Corporation, Alaska, Tobacco
Settlement Asset-Backed Bonds, Senior Series 2021A Class 1,
4.000%, 6/01/50
6/31 at 100.00 BBB+   438,055
Total Alaska 438,055
Arizona - 1.9% (1.2% of Total Investments)
1,025 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2017A, 5.000%,
7/01/51
7/27 at 100.00 AA-   1,034,389
7,115 Lake Havasu City, Arizona, Wastewater System Revenue Bonds,
Refunding Senior Lien Series 2015B, 5.000%, 7/01/43 - AGM Insured
7/25 at 100.00 A1   7,292,306
1,315 Maricopa County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, HonorHealth, Series 2019A, 5.000%, 9/01/42
9/28 at 100.00 A2   1,353,819
8,895 Maricopa County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, HonorHealth, Series 2021A, 4.000%, 9/01/51
3/31 at 100.00 A2   8,290,051
5,135 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Refunding Series 2016A, 4.000%, 1/01/36
1/27 at 100.00 AA-   5,187,685
3,130 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Series 2017D, 4.000%, 1/01/48
7/30 at 100.00 AA-   2,939,383
Phoenix Civic Improvement Corporation, Arizona, Airport Revenue
Bonds, Junior Lien Series 2019A:
6,550 4.000%, 7/01/49 7/29 at 100.00 A+   6,338,173
1,500 5.000%, 7/01/49 7/29 at 100.00 A+   1,574,895

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
Phoenix Civic Improvement Corporation, Arizona, Revenue Bonds, Civic
Plaza Expansion Project, Series 2005B:
$ 6,545 5.500%, 7/01/37 - FGIC Insured No Opt. Call AA   $ 8,126,796
10,000 5.500%, 7/01/40 - FGIC Insured No Opt. Call AA   12,271,400
3,035 Pima County Industrial Development Authority, Arizona, Revenue
Bonds, Tucson Medical Center, Series 2021A, 4.000%, 4/01/46
4/31 at 100.00 A   2,796,054
3,000 Queen Creek, Arizona, Excise Tax & State Shared Revenue Obligation
Bonds, Series 2018A, 5.000%, 8/01/47
8/28 at 100.00 AA+   3,213,210
11,080 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
Citigroup Energy Inc Prepay Contract Obligations, Series 2007,
5.000%, 12/01/37
No Opt. Call BBB+   11,494,392
Total Arizona 71,912,553
California - 6.8% (4.2% of Total Investments)
3,335 Alameda Corridor Transportation Authority, California, Revenue Bonds,
Refunding Second Subordinate Lien Series 2022C, 5.000%, 10/01/52
- AGM Insured
10/32 at 100.00 BBB   3,627,913
22,880 Alameda Corridor Transportation Authority, California, Revenue Bonds,
Senior Lien Series 1999A, 0.000%, 10/01/32 - NPFG Insured
No Opt. Call A-   16,652,750
4,225 Alameda Unified School District, Alameda County, California, General
Obligation Bonds, Series 2005B, 0.000%, 8/01/28 - AGM Insured
No Opt. Call AA   3,634,979
3,450 Antelope Valley Joint Union High School District, Los Angeles and
Kern Counties, California, General Obligation Bonds, Series 2004B,
0.000%, 8/01/29 - NPFG Insured
No Opt. Call Aa3   2,858,256
10,000 Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay
Area Toll Bridge, Series 2014F-1, 5.000%, 4/01/54, (Pre-refunded
4/01/24)
4/24 at 100.00 Aa3  (4) 10,178,500
8,000 Beverly Hills Unified School District, Los Angeles County, California,
General Obligation Bonds, 2008 Election Series 2009, 0.000%,
8/01/33
No Opt. Call AA+   5,840,800
Burbank Unified School District, Los Angeles County, California,
General Obligation Bonds, Election 2013, Series 2015A:
2,250 0.000%, 8/01/32, (Pre-refunded 2/01/25) (5) 2/25 at 100.00 A+  (4) 2,302,538
1,350 0.000%, 8/01/33, (Pre-refunded 2/01/25) (5) 2/25 at 100.00 A+  (4) 1,381,522
125 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020B-1, 5.000%, 6/01/49
6/30 at 100.00 BBB+   126,268
California Educational Facilities Authority, Revenue Refunding Bonds,
Loyola Marymount University, Series 2001A:
3,255 0.000%, 10/01/23 - NPFG Insured No Opt. Call A2   3,208,063
5,890 0.000%, 10/01/24 - NPFG Insured No Opt. Call A2   5,610,755
7,615 0.000%, 10/01/25 - NPFG Insured No Opt. Call A2   7,031,158
1,350 0.000%, 10/01/39 - NPFG Insured No Opt. Call A2   663,957
530 California Health Facilities Financing Authority, Revenue Bonds, Saint
Joseph Health System, Series 2013A, 5.000%, 7/01/37, (Pre-refunded
7/01/23)
7/23 at 100.00 A  (4) 531,458
1,500 California Municipal Finance Authority, Revenue Bonds, Eisenhower
Medical Center, Refunding Series 2017A, 5.000%, 7/01/42
7/27 at 100.00 BBB-   1,537,155
965 California Public Finance Authority, Revenue Bonds, Henry Mayo
Newhall Hospital, Series 2017, 5.000%, 10/15/47
10/26 at 100.00 BBB-   968,484
2,930 California State Public Works Board, Lease Revenue Bonds, Various
Capital Projects, Series 2013I, 5.000%, 11/01/38
11/23 at 100.00 A+   2,952,092
5,000 California State, General Obligation Bonds, Refunding Various Purpose
Series 2017, 4.000%, 8/01/36
8/26 at 100.00 AA-   5,109,800
Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 5 California State, General Obligation Bonds, Series 2004, 5.000%,
4/01/31 - AMBAC Insured
5/23 at 100.00 AA-   $ 5,010
9,130 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.250%, 12/01/56, 144A
6/26 at 100.00 BB   8,754,118
California Statewide Community Development Authority, Revenue
Bonds, Daughters of Charity Health System, Series 2005A:
63 5.750%, 7/01/30 (6),(7) 1/22 at 100.00 N/R   62,744
80 5.750%, 7/01/35 (6),(7) 1/22 at 100.00 N/R   80,544
97 5.500%, 7/01/39 (6),(7) 1/22 at 100.00 N/R   96,653
10,445 Castaic Lake Water Agency, California, Certificates of Participation,
Water System Improvement Project, Series 1999a, 0.000%, 8/01/29 -
AMBAC Insured
No Opt. Call AA+   8,595,086
4,775 Clovis Unified School District, Fresno County, California, General
Obligation Bonds, Series 2001A, 0.000%, 8/01/25 - FGIC Insured,
(ETM)
No Opt. Call Baa2  (4) 4,478,329
3,330 Contra Costa Community College District, Contra Costa County,
California, General Obligation Bonds, Election of 2006, Series 2013,
5.000%, 8/01/38, (Pre-refunded 8/01/23)
8/23 at 100.00 AA+  (4) 3,344,852
7,775 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Senior Lien Series 2015A, 0.000%,
1/15/34 - AGM Insured
No Opt. Call BBB+   5,496,847
Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Series 2013A:
910 0.000%, 1/15/42 (5) 1/31 at 100.00 Baa2   1,062,380
3,350 5.750%, 1/15/46, (Pre-refunded 1/15/24) 1/24 at 100.00 Baa2  (4) 3,415,157
8,350 6.000%, 1/15/49, (Pre-refunded 1/15/24) 1/24 at 100.00 Baa2  (4) 8,525,016
118,565 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-
2, 0.000%, 6/01/66
12/31 at 27.75 N/R   13,150,044
5,000 Huntington Beach Union High School District, Orange County,
California, General Obligation Bonds, Series 2007, 0.000%, 8/01/32 -
FGIC Insured
No Opt. Call AA-   3,772,400
3,040 Kern Community College District, California, General Obligation Bonds,
Safety, Repair & Improvement, Election 2002 Series 2006, 0.000%,
11/01/23 - AGM Insured
No Opt. Call AA   2,990,418
1,500 Lincoln Unified School District, Placer County, California, Special Tax
Bonds, Community Facilities District 1, Series 2005, 0.000%, 9/01/26
- AMBAC Insured
No Opt. Call N/R   1,323,210
995 Los Angeles Department of Water and Power, California, Electric Plant
Revenue Bonds, Series 1994, 5.375%, 2/15/34, (ETM)
5/23 at 100.00 N/R  (4) 996,562
2,490 Madera Unified School District, Madera County, California, General
Obligation Bonds, Election 2002 Series 2005, 0.000%, 8/01/27 -
NPFG Insured
No Opt. Call Baa2   2,181,937
10,335 Mount San Antonio Community College District, Los Angeles County,
California, General Obligation Bonds, Election of 2008, Series 2013A,
0.000%, 8/01/43 (5)
8/35 at 100.00 AA   9,518,638
5,500 M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup
Prepay Contracts, Series 2009B, 6.500%, 11/01/39
No Opt. Call BBB+   6,453,205
120 Mt. Diablo Hospital District, California, Insured Hospital Revenue Bonds,
Series 1993A, 5.125%, 12/01/23 - AMBAC Insured, (ETM)
10/21 at 100.00 N/R  (4) 121,260
14,100 New Haven Unified School District, California, General Obligation
Bonds, Refunding Series 2009, 0.000%, 8/01/34 - AGC Insured
No Opt. Call Aa3   9,429,939

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 2,500 Norwalk La Mirada Unified School District, Los Angeles County,
California, General Obligation Bonds, Election 2002 Series 2005B,
0.000%, 8/01/29
No Opt. Call Aa3   $ 2,073,750
1,865 Ontario Redevelopment Financing Authority, San Bernardino County,
California, Revenue Bonds, Redevelopment Project 1, Refunding
Series 1995, 7.400%, 8/01/25 - NPFG Insured
No Opt. Call Baa2   1,931,058
Orange County Water District, California, Revenue Certificates of
Participation, Series 2003B:
1,745 5.000%, 8/15/34, (Pre-refunded 8/15/32) - NPFG Insured 8/32 at 100.00 N/R  (4) 2,120,262
1,490 5.000%, 8/15/34 - NPFG Insured, (ETM) 5/21 at 100.00 Aa1  (4) 1,751,823
1,000 Pajaro Valley Unified School District, Santa Cruz County, California,
General Obligation Bonds, Series 2005B, 0.000%, 8/01/29 - AGM
Insured
No Opt. Call Aa3   821,370
2,000 Palomar Pomerado Health, California, General Obligation Bonds,
Capital Appreciation, Election of 2004, Series 2007A, 0.000%,
8/01/24 - NPFG Insured
No Opt. Call BBB-   1,911,040
9,320 Palomar Pomerado Health, California, General Obligation Bonds, Series
2009A, 0.000%, 8/01/33 - AGC Insured
No Opt. Call BBB-   6,470,130
520 Pomona, California, GNMA/FHLMC Collateralized Single Family
Mortgage Revenue Refunding Bonds, Series 1990B, 7.500%, 8/01/23,
(ETM)
No Opt. Call AA+  (4) 525,221
1,800 Rialto Unified School District, San Bernardino County, California,
General Obligation Bonds, 2010 Election Series 2011A, 0.000%,
8/01/28
No Opt. Call Aa3   1,529,532
760 Riverside County Transportation Commission, California, Toll Revenue
Senior Lien Bonds, Series 2013A, 5.750%, 6/01/44, (Pre-refunded
6/01/23)
6/23 at 100.00 A  (4) 761,528
515 San Bernardino, California, GNMA Mortgage-Backed Securities
Program Single Family Mortgage Revenue Refunding Bonds, Series
1990A, 7.500%, 5/01/23, (ETM)
No Opt. Call AA+  (4) 515,000
4,080 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Subordinate Series 2017A, 5.000%, 7/01/47
7/27 at 100.00 A   4,269,230
San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Senior Lien Series
2014A:
10,595 5.000%, 1/15/44, (Pre-refunded 1/15/25) 1/25 at 100.00 A  (4) 10,997,398
32,725 5.000%, 1/15/50, (Pre-refunded 1/15/25) 1/25 at 100.00 A  (4) 33,967,896
2,965 San Juan Unified School District, Sacramento County, California,
General Obligation Bonds, Series 2004A, 0.000%, 8/01/28 - NPFG
Insured
No Opt. Call A+   2,518,204
4,005 San Mateo Union High School District, San Mateo County, California,
General Obligation Bonds, Election of 2000, Series 2002B, 0.000%,
9/01/26 - FGIC Insured
No Opt. Call AA+   3,643,188
15,750 San Ysidro School District, San Diego County, California, General
Obligation Bonds, 1997 Election Series 2012G, 0.000%, 8/01/39 -
AGM Insured
No Opt. Call AA   7,762,230
San Ysidro School District, San Diego County, California, General
Obligation Bonds, Refunding Series 2015:
5,000 0.000%, 8/01/46 8/25 at 32.80 A3   1,475,150
6,570 0.000%, 8/01/47 8/25 at 30.90 A3   1,825,343
2,630 Union Elementary School District, Santa Clara County, California,
General Obligation Bonds, Series 2001B, 0.000%, 9/01/25 - FGIC
Insured
No Opt. Call Baa2   2,454,263
Total California 257,394,413
Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado - 14.2% (8.7% of Total Investments)
$ 1,345 Aerotropolis Regional Transportation Authority, Colorado, Special
Revenue Bonds, Series 2019, 5.000%, 12/01/51
12/24 at 102.00 N/R   $ 1,181,448
6,600 Aerotropolis Regional Transportation Authority, Colorado, Special
Revenue Bonds, Series 2021, 4.375%, 12/01/52
12/26 at 103.00 N/R   4,997,718
2,500 Arapahoe County Water and Wastewater Authority, Colorado, Revenue
Bonds, Refunding Series 2019, 4.000%, 12/01/38
12/29 at 100.00 AA   2,542,675
Arvada, Colorado, Water Enterprise Revenue Bonds, Series 2022:
1,610 4.000%, 12/01/48 12/32 at 100.00 AA+   1,595,413
2,220 4.000%, 12/01/52 12/32 at 100.00 AA+   2,172,026
Aurora, Colorado, Sewer Improvement Revenue Bonds, Seam Facility
and Other System Improvements Project, First Lien Series 2021:
3,315 4.000%, 8/01/46 8/31 at 100.00 AA+   3,324,779
2,000 4.000%, 8/01/51 8/31 at 100.00 AA+   1,946,000
9,000 Boulder Valley School District RE2, Boulder County, Colorado, General
Obligation Bonds, Series 2019A, 4.000%, 12/01/48
6/29 at 100.00 AA+   8,848,080
500 Brighton Crossing Metropolitan District 6, Brighton, Colorado, Limited
Tax General Obligation Bonds, Series 2020A-3, 5.000%, 12/01/50
12/25 at 103.00 N/R   428,150
1,150 Castle Oaks Metropolitan District 3, Castle Rock, Douglas County,
Colorado, General Obligation Limited Tax Bonds, Refunding &
Improvement Series 2020, 4.000%, 12/01/50 - AGM Insured
12/30 at 100.00 A1   1,059,656
1,060 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Improvement Series 2018, 5.250%, 12/01/48
12/23 at 103.00 N/R   994,821
Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2017:
1,575 5.000%, 12/01/37, 144A 5/23 at 103.00 N/R   1,497,526
3,620 5.000%, 12/01/47, 144A 5/23 at 103.00 N/R   3,285,258
1,250 Central Platte Valley Metropolitan District, Colorado, General
Obligation Bonds, Refunding Series 2013A, 5.375%, 12/01/33, (Pre-
refunded 12/01/23)
12/23 at 100.00 BBB  (4) 1,264,612
115 Central Platte Valley Metropolitan District, Colorado, General
Obligation Bonds, Refunding Series 2014, 5.000%, 12/01/43, (Pre-
refunded 12/01/23)
12/23 at 100.00 BB+  (4) 115,967
1,700 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Skyview Academy Project, Series 2014, 5.375%,
7/01/44, 144A
7/24 at 100.00 BB   1,690,293
Colorado Health Facilities Authority, Colorado, Health Facilities
Revenue Bonds, The Evangelical Lutheran Good Samaritan Society
Project, Refunding Series 2017:
2,005 5.000%, 6/01/34, (Pre-refunded 6/01/27) 6/27 at 100.00 N/R  (4) 2,192,628
4,615 5.000%, 6/01/35, (Pre-refunded 6/01/27) 6/27 at 100.00 N/R  (4) 5,046,871
7,205 5.000%, 6/01/36, (Pre-refunded 6/01/27) 6/27 at 100.00 N/R  (4) 7,879,244
8,715 5.000%, 6/01/37, (Pre-refunded 6/01/27) 6/27 at 100.00 N/R  (4) 9,530,550
4,105 5.000%, 6/01/42, (Pre-refunded 6/01/27) 6/27 at 100.00 N/R  (4) 4,489,146
8,545 5.000%, 6/01/47, (Pre-refunded 6/01/27) 6/27 at 100.00 N/R  (4) 9,344,641
Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2021A:
9,750 4.000%, 11/15/46 11/31 at 100.00 AA   9,254,407
31,605 4.000%, 11/15/50 11/31 at 100.00 AA   29,385,697
3,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Adventist Health System/Sunbelt Obligated Group, Series 2018A,
5.000%, 11/15/48
5/28 at 100.00 AA   3,134,580
5,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Children's Hospital Colorado Project, Series 2013A, 5.000%, 12/01/36
12/23 at 100.00 A+   4,985,300

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Christian Living Neighborhoods Project, Refunding Series 2016:
$ 1,000 5.000%, 1/01/31 1/24 at 102.00 N/R   $ 945,650
4,290 5.000%, 1/01/37 1/24 at 102.00 N/R   3,794,462
Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2:
21,140 5.000%, 8/01/44 8/29 at 100.00 Baa1   21,837,620
28,740 4.000%, 8/01/49 8/29 at 100.00 Baa1   26,066,030
3,410 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A, 5.500%, 11/01/47
11/32 at 100.00 Baa1   3,683,721
4,600 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Covenant Living Communities & Services, Series 2020A, 4.000%,
12/01/50
12/27 at 103.00 A-   3,770,068
1,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Evangelical Lutheran Good Samaritan Society Project, Series 2013,
5.625%, 6/01/43, (Pre-refunded 6/01/23)
6/23 at 100.00 N/R  (4) 1,001,840
750 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Frasier
Meadows Project, Refunding & Improvement Series 2017A, 5.250%,
5/15/37
5/27 at 100.00 BBB-   745,568
1,500 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Parkview Medical Center, Refunding Series 2015B, 4.000%, 9/01/34
9/25 at 100.00 Baa1   1,506,285
Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Parkview Medical Center, Series 2020A:
7,080 4.000%, 9/01/45 9/30 at 100.00 Baa1   6,364,424
3,000 4.000%, 9/01/50 9/30 at 100.00 Baa1   2,533,890
4,275 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sanford
Health, Series 2019A, 4.000%, 11/01/39
11/29 at 100.00 A+   4,028,931
3,300 Colorado Health Facilities Authority, Colorado, Revenue Bonds, SCL
Health System, Refunding Series 2019A, 4.000%, 1/01/38
1/30 at 100.00 AA+   3,341,613
10,265 Colorado Health Facilities Authority, Colorado, Revenue Bonds, SCL
Health System, Refunding Series 2019B, 4.000%, 1/01/40
1/30 at 100.00 AA+   10,288,404
4,150 Colorado High Performance Transportation Enterprise, C-470 Express
Lanes Revenue Bonds, Senior Lien Series 2017, 5.000%, 12/31/56
12/24 at 100.00 BBB   4,050,566
Colorado International Center Metropolitan District 14, Denver,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2018:
1,895 5.625%, 12/01/32 12/23 at 103.00 N/R   1,889,865
2,660 5.875%, 12/01/46 12/23 at 103.00 N/R   2,606,667
Colorado School of Mines Board of Trustees, Golden, Colorado,
Institutional Enterprise Revenue Bonds, Series 2017B:
2,000 5.000%, 12/01/42 12/27 at 100.00 A+   2,129,220
1,225 5.000%, 12/01/47 12/27 at 100.00 A+   1,296,038
1,500 Colorado State Board of Governors, Colorado State University Auxiliary
Enterprise System Revenue Bonds, Refunding Series 2016B, 5.000%,
3/01/41, (Pre-refunded 3/01/27)
3/27 at 100.00 A+  (4) 1,633,440
2,000 Colorado State Board of Governors, Colorado State University Auxiliary
Enterprise System Revenue Bonds, Refunding Series 2017A, 4.000%,
3/01/40
9/27 at 100.00 AA   1,990,480
6,500 Colorado State Board of Governors, Colorado State University Auxiliary
Enterprise System Revenue Bonds, Refunding Series 2017E, 4.000%,
3/01/43
3/28 at 100.00 AA   6,392,750
7,000 Colorado State, Building Excellent Schools Today, Certificates of
Participation, Series 2019O, 4.000%, 3/15/44
3/29 at 100.00 AA-   6,941,340
Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 2,550 Colorado State, Certificates of Participation, Lease Purchase Agreement
Department of Transportation Second Amended & Restated
Headquaters Facilities, Refunding Series 2020, 4.000%, 6/15/41
6/30 at 100.00 AA-   $ 2,556,885
5,000 Colorado State, Certificates of Participation, Rural Series 2018A,
4.000%, 12/15/35
12/28 at 100.00 AA-   5,153,100
Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Series
2016:
7,115 5.000%, 8/01/41, (Pre-refunded 8/01/26) 8/26 at 100.00 A1  (4) 7,626,711
1,000 5.000%, 8/01/46, (Pre-refunded 8/01/26) 8/26 at 100.00 A1  (4) 1,071,920
1,250 Copper Ridge Metropolitan District, Colorado Springs, Colorado, Tax
Increment and Sales Tax Supported Revenue Bonds, Series 2019,
5.000%, 12/01/39
12/24 at 103.00 N/R   1,163,225
Denver City and County, Colorado, Airport System Revenue Bonds,
Series 2022B:
2,930 5.000%, 11/15/47 11/32 at 100.00 AA-   3,217,814
1,700 5.250%, 11/15/53 11/32 at 100.00 AA-   1,892,678
12,900 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2013B, 5.000%, 11/15/43
11/23 at 100.00 A+   12,953,922
2,500 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2018B, 5.000%, 12/01/48
12/28 at 100.00 A+   2,616,575
5,000 Denver City and County, Colorado, Dedicated Tax Revenue Bonds,
Series 2021A, 4.000%, 8/01/51
8/31 at 100.00 AA-   4,865,000
Denver Convention Center Hotel Authority, Colorado, Revenue Bonds,
Convention Center Hotel, Refunding Senior Lien Series 2016:
5,120 5.000%, 12/01/32 12/26 at 100.00 BBB-   5,275,597
2,935 5.000%, 12/01/35 12/26 at 100.00 BBB-   2,982,517
1,800 5.000%, 12/01/40 12/26 at 100.00 BBB-   1,799,910
345 Denver Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, 9th and Colorado Urban Redevelopement Area, Series
2018A, 5.250%, 12/01/39, 144A
12/23 at 103.00 N/R   348,567
1,500 DIATC Metropolitan District, Commerce City, Adams County, Colorado,
General Obligation Limited Tax Bonds, Refunding & Improvement
Series 2019, 5.000%, 12/01/49, 144A
9/24 at 103.00 N/R   1,399,755
E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,
Series 2000B:
45,540 0.000%, 9/01/30 - NPFG Insured No Opt. Call A   35,866,393
16,635 0.000%, 9/01/32 - NPFG Insured No Opt. Call A   12,074,515
49,250 0.000%, 9/01/33 - NPFG Insured No Opt. Call A   34,262,240
E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series
2004A:
9,310 0.000%, 9/01/28 - NPFG Insured No Opt. Call A   7,862,202
2,900 0.000%, 9/01/34 - NPFG Insured No Opt. Call A   1,925,281
18,500 0.000%, 3/01/36 - NPFG Insured No Opt. Call A   11,253,920
5,950 Falcon Area Water and Wastewater Authority (El Paso County,
Colorado), Tap Fee Revenue Bonds, Series 2022A, 6.750%, 12/01/34,
144A
9/27 at 103.00 N/R   6,004,800
3,850 Firestone, Colorado, Water Enterprise Revenue Bones, Series 2020,
4.000%, 12/01/49 - BAM Insured
12/30 at 100.00 AA   3,641,099
10,650 Gunnison Watershed School District RE1J, Gunnison and Saguache
Counties, Colorado, General Obligation Bonds, Series 2023, 5.000%,
12/01/47
12/32 at 100.00 Aa2   11,863,248
Johnstown, Colorado, Wastewater Revenue Bonds, Series 2021:
5,700 4.000%, 12/01/46 - AGM Insured 12/31 at 100.00 AA   5,547,468
1,440 4.000%, 12/01/51 - AGM Insured 12/31 at 100.00 AA   1,371,341

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 2,000 Leyden Rock Metropolitan District, Arvada, Jefferson County, Colorado,
General Obligation Limited Tax Bonds, Convertible to Unlimited Tax,
Refunding & Improvement Series 2021, 4.000%, 12/01/51 - AGM
Insured
12/31 at 100.00 A3   $ 1,873,340
1,000 Lorson Ranch Metropolitan District 2, El Paso County, Colorado, Limited
Tax General Obligation Bonds, Series 2016, 5.000%, 12/01/36
12/26 at 100.00 BBB+   1,034,380
1,000 Louisville, Boulder County, Colorado, General Obligation Bonds,
Limited Tax, Series 2017, 4.000%, 12/01/36
12/26 at 100.00 AA+   1,029,240
1,730 Meridian Ranch Metropolitan District 2018, Subdistrict, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2022,
6.750%, 12/01/52
12/27 at 103.00 N/R   1,710,209
1,250 North Pine Vistas Metropolitan District 3, Castle Pines, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Senior Series 2021A, 4.000%, 12/01/51 - AGM Insured
12/31 at 100.00 A1   1,176,663
1,085 North Range Metropolitan District 2, Adams County, Colorado ,
Limited Tax General Obligation Bonds, Refunding Special Revenue &
Improvement Series 2017A, 5.750%, 12/01/47
5/23 at 103.00 N/R   1,093,062
5,000 Northern Colorado Water Conservancy District Building Corporation,
Certificates of Participation, Refunding Series 2021, 4.000%, 7/01/51
7/31 at 100.00 AA+   4,865,250
6,115 Northern Colorado Water Conservancy District, Certificates of
Participation, Series 2022, 5.250%, 7/01/52
7/31 at 100.00 AA+   6,679,537
1,220 Overlook Metropolitan District, Parker, Douglas County, Colorado,
General Obligation Limited Tax Bonds, Convertible to Unlimted Tax
Refunding Series 2021A, 4.000%, 12/01/51 - BAM Insured
12/31 at 100.00 Baa3   1,248,182
20,000 Park Creek Metropolitan District, Colorado, Senior Limited Property
Tax Supported Revenue Bonds, Refunding Series 2015A, 5.000%,
12/01/45
12/25 at 100.00 A   20,330,400
4,055 Park Creek Metropolitan District, Colorado, Senior Limited Property Tax
Supported Revenue Bonds, Series 2019A, 4.000%, 12/01/39 - AGM
Insured
12/29 at 100.00 A   4,083,466
3,000 Parker Water and Sanitation District, Douglas County, Colorado, Water
and Sewer Enterprise Revenue Bonds, Refunding & Improvement
Series 2022, 4.000%, 11/01/47
11/32 at 100.00 AA+   2,961,150
600 Pueblo Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, EVRAZ Project, Series 2021A, 4.750%, 12/01/45, 144A
12/30 at 100.00 N/R   342,000
Rampart Range Metropolitan District 1, Lone Tree, Colorado, Limited
Tax Supported and Special Revenue Bonds, Refunding & Improvement
Series 2017:
8,765 5.000%, 12/01/42 12/27 at 100.00 A1   9,180,812
3,600 5.000%, 12/01/47 12/27 at 100.00 A1   3,727,944
2,350 Roaring Fork Transporation Authority, Colorado, Property Tax Revenue
Bonds, Series 2021A, 4.000%, 12/01/46
12/31 at 100.00 AA-   2,301,543
850 Sierra Ridge Metropolitan District 2, Douglas County, Colorado, Limited
Tax General Obligation Bonds, Refunding Bonds, Series 2022,
5.000%, 12/01/52 - AGM Insured
12/32 at 100.00 A1   872,950
1,000 Sky Ranch Community Authority Board (Arapahoe County, Colorado),
Limited Tax Supported District No. 3 Senior Bonds (Tax-Exempt Fixed
Rate), Series 2022A and Subordinate Bonds (Tax-Exempt Fixed Rate),
Series 2022B(3), 5.750%, 12/01/52, 144A
9/27 at 103.00 N/R   940,560
1,625 South Maryland Creek Ranch Metropolitan District, Summitt County,
Colorado, Limited Tax General Obligation Bonds, Limited Tax
Convertible to Unlimited Tax Series 2018A, 5.625%, 12/01/47
12/23 at 103.00 N/R   1,586,244
Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 1,000 STC Metropolitan District 2, Superior, Boulder County, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Refunding & improvement Series 2019A, 5.000%, 12/01/49
12/24 at 103.00 N/R   $ 904,710
3,250 Thompson Crossing Metropolitan District 2, Johnstown, Larimer
County, Colorado, General Obligation Bonds, Limited Tax Convertible
to Unlimited Tax, Series 2016B, 5.000%, 12/01/46 - AGM Insured
12/26 at 100.00 AA   3,401,612
Thompson Crossing Metropolitan District 6, Larimer County, Colorado,
General Obligation Limited Tax Bonds, Refunding & Improvement
Convertible to Unlimited Tax Series 2020:
760 3.000%, 12/01/30, 144A No Opt. Call Ba2   643,842
1,300 5.000%, 12/01/44, 144A 12/30 at 100.00 Ba2   1,225,250
995 Transport Metropolitan District 3, In the City of Aurora, Adams County,
Colorado, General Obligation Limited Bonds, Series 2021A-1,
5.000%, 12/01/51
3/26 at 103.00 N/R   801,134
1,000 Triview Metropolitan District, El Paso County, Colorado, Water and
Wastewater Enterprise Revenue Bonds, Green Series 2020, 3.250%,
12/01/45 - BAM Insured
12/28 at 100.00 A3   832,840
2,500 University of Colorado, Enterprise System Revenue Bonds, Refunding
Green Series 2021A, 4.000%, 6/01/46
6/31 at 100.00 Aa1   2,493,575
14,500 University of Colorado, Enterprise System Revenue Bonds, Series
2014A, 5.000%, 6/01/46, (Pre-refunded 6/01/24)
6/24 at 100.00 Aa1  (4) 14,784,635
2,500 Vista Ridge Metropolitan District, In the Town of Erie, Weld County,
Colorado, General Obligation Refunding Bonds, Series 2016A,
4.000%, 12/01/36 - BAM Insured
12/26 at 100.00 A2   2,553,650
5,000 Weld County School District 6, Greeley, Colorado, General Obligation
Bonds, Series 2020, 5.000%, 12/01/44
12/29 at 100.00 AA   5,437,600
2,175 Weld County School District RE1, Colorado, General Obligation Bonds,
Series 2017, 5.000%, 12/15/30
12/26 at 100.00 AA   2,336,711
7,810 West Globeville Metropolitan District 1, Denver, Colorado, General
Obligation Limited Tax Bonds, Series 2022, 6.750%, 12/01/52
12/29 at 103.00 N/R   7,345,227
1,785 West Meadow Metropolitan District, Town of Fraser, Grand County,
Colorado, Limited Tax General Obligation Bonds, Senior Series
2023A, 6.500%, 12/01/50, 144A
12/28 at 103.00 N/R   1,782,590
500 Westerly Metropolitan District 4, Weld County, Colorado, General
Obligation Limited Tax Bonds, Series 2021A-1, 5.000%, 12/01/50
3/26 at 103.00 N/R   435,640
Total Colorado 539,638,989
Connecticut - 0.7% (0.5% of Total Investments)
1,650 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Fairfield University, Series 2016Q-1, 5.000%, 7/01/46
7/26 at 100.00 A   1,689,765
6,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Hartford HealthCare Issue, Series 2021A, 4.000%, 7/01/51
7/31 at 100.00 A   5,574,900
2,800 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, McLean Affiliates, Series 2020A, 5.000%, 1/01/55, 144A
1/26 at 102.00 BB+   2,401,364
7,165 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Quinnipiac University, Refunding Series 2015L, 5.000%,
7/01/45
7/25 at 100.00 A-   7,300,060
Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Sacred Heart University, Series 2017I-1:
500 5.000%, 7/01/34 7/27 at 100.00 A3   535,635
2,425 5.000%, 7/01/42 7/27 at 100.00 A3   2,514,992

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Connecticut (continued)
$ 7,500 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Series 2020A, 5.000%, 5/01/37
5/30 at 100.00 AA-   $ 8,389,500
Total Connecticut 28,406,216
Delaware - 0.4% (0.2% of Total Investments)
1,000 Delaware Health Facilities Authority, Revenue Bonds, Beebe Medical
Center Project, Series 2018, 5.000%, 6/01/48
12/28 at 100.00 BBB   1,021,570
3,350 Delaware Health Facilities Authority, Revenue Bonds, Nanticoke
Memorial Hospital, Series 2013, 5.000%, 7/01/32, (Pre-refunded
7/01/23)
7/23 at 100.00 AA-  (4) 3,359,280
9,070 Delaware Transportation Authority, Revenue Bonds, US 301 Project,
Series 2015, 5.000%, 6/01/55
6/25 at 100.00 AA-   9,261,921
Total Delaware 13,642,771
District of Columbia - 3.6% (2.2% of Total Investments)
1,250 District of Columbia Student Dormitory Revenue Bonds, Provident
Group - Howard Properties LLC Issue, Series 2013, 5.000%, 10/01/45
5/23 at 100.00 BB-   1,199,500
107,000 District of Columbia Tobacco Settlement Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2006A, 0.000%, 6/15/46
5/23 at 24.22 N/R   24,714,860
9,500 District of Columbia, General Obligation Bonds, Series 2021D, 4.000%,
2/01/46
2/31 at 100.00 AA+   9,405,665
District of Columbia, Revenue Bonds, Georgetown University,
Refunding Series 2017:
3,500 5.000%, 4/01/35 4/27 at 100.00 A-   3,735,725
3,440 5.000%, 4/01/36 4/27 at 100.00 A-   3,651,113
60 5.000%, 4/01/36, (Pre-refunded 4/01/27) 4/27 at 100.00 N/R  (4) 65,474
Metropolitan Washington Airports Authority, Virginia, District of
Columbia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Refunding & Subordinate Lien Series 2019B:
12,455 4.000%, 10/01/44 10/29 at 100.00 Baa2   12,021,317
5,000 5.000%, 10/01/47 10/29 at 100.00 Baa2   5,235,800
13,710 4.000%, 10/01/49 10/29 at 100.00 Baa2   12,889,182
7,000 Metropolitan Washington Airports Authority, Virginia, District of
Columbia, Dulles Toll Road Revenue Bonds, Dulles Metrorail &
Capital improvement Projects, Second Senior Lien Series 2009B,
0.000%, 10/01/36 - AGC Insured
No Opt. Call A2   4,159,260
32,000 Metropolitan Washington Airports Authority, Virginia, District of
Columbia, Dulles Toll Road Revenue Bonds, Dulles Metrorail &
Capital improvement Projects, Second Senior Lien Series 2009C,
6.500%, 10/01/41, (Pre-refunded 10/01/26) - AGC Insured
10/26 at 100.00 A2  (4) 35,950,400
18,000 Metropolitan Washington Airports Authority, Virginia, District of
Columbia, Dulles Toll Road Revenue Bonds, Dulles Metrorail Capital
Appreciation, Second Senior Lien Series 2010B, 6.500%, 10/01/44
10/28 at 100.00 Baa1   20,471,220
3,000 Washington Metropolitan Area Transit Authority, District of Columbia,
Gross Revenue Bonds, Series 2017B, 5.000%, 7/01/42
7/27 at 100.00 AA-   3,158,340
Total District of Columbia 136,657,856
Florida - 7.0% (4.3% of Total Investments)
2,800 Bay County, Florida, Educational Facilities Revenue Refunding Bonds,
Bay Haven Charter Academy, Inc. Project, Series 2016, 5.000%,
9/01/46
9/23 at 100.00 BBB   2,805,712
2,830 City of Miami Beach, Florida, Stormwater Revenue Bonds, Series 2015,
5.000%, 9/01/41
9/25 at 100.00 AA-   2,891,439
810 Cocoa, Florida, Water and Sewer System Revenue Bonds, Refunding
Series 2003, 5.500%, 10/01/23 - AMBAC Insured
No Opt. Call AA+   816,707
Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 3,570 Collier County Educational Facilities Authority, Florida, Revenue Bonds,
Hodges University, Refunding Series 2013, 6.125%, 11/01/43, (Pre-
refunded 11/01/23)
11/23 at 100.00 N/R  (4) $ 3,619,230
5,810 Collier County, Florida, Tourist Development Tax Revenue Bonds, Series
2018, 4.000%, 10/01/43
10/28 at 100.00 Aa3   5,787,864
530 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School, Inc. Projects, Series
2020C, 5.000%, 9/15/50, 144A
9/27 at 100.00 N/R   437,642
Florida Municipal Loan Council, Revenue Bonds, Series 2000B:
1,040 0.000%, 11/01/25 - NPFG Insured No Opt. Call Baa2   942,583
1,590 0.000%, 11/01/26 - NPFG Insured No Opt. Call Baa2   1,389,597
2,000 Fort Myers, Florida, Utility System Revenue Bonds, Refunding Series
2019A, 4.000%, 10/01/49
10/28 at 100.00 A+   1,912,200
15,000 Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Series 2018F, 5.000%, 10/01/48, (UB) (8)
10/28 at 100.00 AA-   15,829,950
Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Subordinate Lien Series 2015B:
5,730 5.000%, 10/01/40, (Pre-refunded 10/01/24) 10/24 at 100.00 A+  (4) 5,892,503
12,885 5.000%, 10/01/44, (Pre-refunded 10/01/24) 10/24 at 100.00 A+  (4) 13,250,418
13,480 Hillsborough County Industrial Development Authority, Florida,
Hospital Revenue Bonds, Florida Health Sciences Center Inc D/B/A
Tampa General Hospital, Series 2020A, 4.000%, 8/01/50
2/31 at 100.00 Baa1   12,378,280
2,500 Lakeland, Florida, Hospital System Revenue Bonds, Lakeland Regional
Health, Series 2015, 5.000%, 11/15/45
11/24 at 100.00 A2   2,502,925
Miami Beach Redevelopment Agency, Florida, Tax Increment Revenue
Bonds, City Center/Historic Convention Village, Series 2015A:
3,810 5.000%, 2/01/40 - AGM Insured 2/24 at 100.00 A1   3,792,588
19,145 5.000%, 2/01/44 - AGM Insured 2/24 at 100.00 A1   19,072,441
Miami Health Facilities Authority, Florida, Health Facilities Revenue
Bonds, Miami Jewish Health System Inc. Project, Series 2017:
205 5.000%, 7/01/32 7/27 at 100.00 BB+   185,476
5,035 5.125%, 7/01/46 7/27 at 100.00 BB+   4,139,223
7,390 Miami-Dade County Educational Facilities Authority, Florida, Revenue
Bonds, University of Miami, Series 2015A, 5.000%, 4/01/45
4/25 at 100.00 A-   7,523,463
17,925 Miami-Dade County Educational Facilities Authority, Florida, Revenue
Bonds, University of Miami, Series 2018A, 5.000%, 4/01/53
4/28 at 100.00 A-   18,643,434
10,000 Miami-Dade County Expressway Authority, Florida, Toll System Revenue
Bonds, Series 2010A, 5.000%, 7/01/35
5/23 at 100.00 BBB+   10,096,600
5,560 Miami-Dade County Health Facility Authority, Florida, Hospital Revenue
Bonds, Nicklaus Children's Hospital Project, Refunding Series 2021A,
4.000%, 8/01/51
8/31 at 100.00 A   5,011,728
3,000 Miami-Dade County Industrual Development Authority, Florida,
Revenue Bonds, Doral Academy, Seres 2018, 5.000%, 1/15/48
1/28 at 100.00 BBB-   2,897,790
7,000 Miami-Dade County School District, Florida, General Obligation Bonds,
School Series 2022A, 5.000%, 3/15/52 - BAM Insured
3/32 at 100.00 Aa3   7,706,300
1,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Miami
International Airport, Refunding Series 2014B, 5.000%, 10/01/37
10/24 at 100.00 A   1,016,170
14,015 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series
2016A, 5.000%, 10/01/41
10/26 at 100.00 A   14,535,517
4,715 Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson
Health System, Series 2017, 5.000%, 6/01/38
6/27 at 100.00 AA-   4,946,224

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 7,000 Miami-Dade County, Florida, Transit System Sales Surtax Revenue
Bonds, Series 2018, 4.000%, 7/01/48
7/28 at 100.00 AA   $ 6,730,150
2,620 Miami-Dade County, Florida, Transit System Sales Surtax Revenue
Bonds, Series 2022, 5.000%, 7/01/52
7/32 at 100.00 AA   2,824,019
Miami-Dade County, Florida, Water and Sewer System Revenue Bonds,
Series 2019B:
6,000 4.000%, 10/01/44 10/29 at 100.00 A+   5,937,480
3,965 4.000%, 10/01/49 10/29 at 100.00 A+   3,845,931
11,240 Orange County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Orlando Health Obligated Group, Inc., Series 2022, 4.000%,
10/01/52
4/32 at 100.00 A2   10,437,127
2,500 Orange County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Orlando Health Obligated Group, Inc., Series 2023, 5.000%,
10/01/53
4/33 at 100.00 A2   2,650,225
1,095 Osceola County, Florida, Transportation Revenue Bonds, Osceola
Parkway, Refunding & Improvement Capital Appreciation Series
2019A-2, 0.000%, 10/01/32
10/29 at 91.18 BBB-   722,065
4,250 Osceola County, Florida, Transportation Revenue Bonds, Osceola
Parkway, Refunding & Improvement Series 2019A-1, 5.000%,
10/01/49
10/29 at 100.00 BBB-   4,313,453
2,000 Palm Beach County Health Facilities Authority, Florida  Retirement
Communities Revenue Bonds, ACTS Retirement - Life Communities,
Inc Obligated Group, Series 2018A, 5.000%, 11/15/45
11/25 at 103.00 A-   1,901,380
5,680 Palm Beach County Health Facilities Authority, Florida, Retirement
Communities Revenue Bonds, ACTS Retirement - Life Communities,
Inc Obligated Group, Series 2016, 5.000%, 11/15/32
11/26 at 100.00 A-   5,745,831
12,170 Sarasota County Public Hospital District, Florida, Hospital Revenue
Bonds, Sarasota Memorial Hospital Project, Series 2018, 4.000%,
7/01/48
7/28 at 100.00 A1   11,403,047
6,625 South Broward Hospital District, Florida, Hospital Revenue Bonds,
Refunding Series 2015, 4.000%, 5/01/33
5/25 at 100.00 Aa3   6,728,549
South Miami Health Facilities Authority, Florida, Hospital Revenue
Bonds, Baptist Health Systems of South Florida Obligated Group,
Refunding Series 2017:
8,000 5.000%, 8/15/42 8/27 at 100.00 A1   8,234,960
8,595 5.000%, 8/15/47 8/27 at 100.00 A1   8,785,723
1,490 Tampa Sports Authority, Hillsborough County, Florida, Sales Tax
Payments Special Purpose Bonds, Stadium Project, Series 1995,
5.750%, 10/01/25 - NPFG Insured
No Opt. Call Baa2   1,550,479
4,000 Tampa, Florida, Health System Revenue Bonds, Baycare Health System,
Series 2016A, 4.000%, 11/15/46
5/26 at 100.00 Aa2   3,679,040
235 Tampa, Florida, Hospital Revenue Bonds, H. Lee Moffitt Cancer Center
Project, Series 2020B, 4.000%, 7/01/39
7/30 at 100.00 A-   232,495
2,000 Volusia County Educational Facilities Authority, Florida, Revenue
Bonds, Embry-Riddle Aeronautical University, Series 2015B, 5.000%,
10/15/45, (Pre-refunded 4/15/25)
4/25 at 100.00 A2  (4) 2,078,160
7,400 Volusia County Educational Facilities Authority, Florida, Revenue Bonds,
Stetson University Inc. Project, Series 2015, 5.000%, 6/01/45
6/25 at 100.00 A-   7,527,132
Total Florida 265,351,250
Georgia - 3.9% (2.4% of Total Investments)
Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding
Series 2015:
3,400 5.000%, 11/01/33, (Pre-refunded 5/01/25) 5/25 at 100.00 AA-  (4) 3,550,246
Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Georgia (continued)
$ 2,040 5.000%, 11/01/35, (Pre-refunded 5/01/25) 5/25 at 100.00 AA-  (4) $ 2,130,147
10,235 Clarke County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Piedmont Healthcare, Inc. Project, Series 2016A, 5.000%,
7/01/46
7/26 at 100.00 A1   10,457,304
Cobb County Kennestone Hospital Authority, Georgia, Revenue
Anticipation Certificates, Wellstar Health System, Series 2017A:
2,000 5.000%, 4/01/42 4/27 at 100.00 A2   2,048,280
10,000 5.000%, 4/01/47 4/27 at 100.00 A2   10,175,700
5,300 Crisp County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Crisp County Hospital Project, Series 2021, 4.000%,
7/01/46
7/31 at 100.00 A1   5,085,297
5,725 Fayette County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Piedmont Healthcare, Inc. Project, Series 2016A, 5.000%,
7/01/46
7/26 at 100.00 A1   5,849,347
Fulton County Development Authority, Georgia, Hospital Revenue
Bonds, Wellstar Health System, Inc Project, Series 2017A:
4,330 5.000%, 4/01/42 4/27 at 100.00 A2   4,434,526
10,000 5.000%, 4/01/47 4/27 at 100.00 A2   10,175,700
6,370 4.000%, 4/01/50 4/30 at 100.00 A2   5,890,212
5,000 Fulton County Development Authority, Georgia, Revenue Bonds,
Piedmont Healthcare, Inc. Project, Series 2019A, 4.000%, 7/01/49
7/29 at 100.00 A1   4,716,950
12,590 Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc.,
Series 2014A, 5.500%, 8/15/54, (Pre-refunded 2/15/25)
2/25 at 100.00 AA  (4) 13,160,705
7,500 Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc.,
Series 2017B, 5.500%, 2/15/42
2/27 at 100.00 AA   7,999,200
2,000 Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc.,
Series 2021A, 4.000%, 2/15/40
2/31 at 100.00 A   1,935,660
9,935 Georgia Ports Authority, Revenue Bonds, Series 2021, 4.000%, 7/01/51 7/31 at 100.00 AA   9,667,252
11,000 Griffin-Spalding County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Wellstar Health System Inc., Series 2017A,
4.000%, 4/01/42
4/27 at 100.00 A2   10,670,110
1,350 Henry County Water and Sewerage Authority, Georgia, Revenue Bonds,
Refunding Series 2005, 5.250%, 2/01/27
No Opt. Call AA+   1,478,034
Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds,
Series 2019A:
1,860 5.000%, 5/15/43 5/29 at 100.00 A3   1,868,630
14,100 5.000%, 5/15/49 No Opt. Call A3   14,266,239
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project
J Bonds, Series 2015A:
4,305 5.000%, 7/01/60 7/25 at 100.00 BBB+   4,318,647
3,300 5.500%, 7/01/60 7/25 at 100.00 BBB+   3,346,662
8,230 Private Colleges and Universities Authority, Georgia, Revenue Bonds,
Mercer University, Series 2015, 5.000%, 10/01/40
10/25 at 100.00 A3   8,371,721
5,000 Rockdale County Development Authority, Georgia, Revenue Bonds,
Piedmont Healthcare, Inc. Project, Series 2019A, 4.000%, 7/01/44
7/29 at 100.00 A1   4,840,700
675 Valdosta and Lowndes County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Refunding Series 2019A, 4.000%, 10/01/38
10/29 at 100.00 AA-   692,138
Total Georgia 147,129,407

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Guam - 0.1% (0.1% of Total Investments)
$ 4,060 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2013, 5.500%, 7/01/43, (Pre-refunded
7/01/23)
7/23 at 100.00 Baa2  (4) $ 4,073,845
Total Guam 4,073,845
Hawaii - 0.0% (0.0% of Total Investments)
275 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaii Pacific University, Series 2013A, 6.875%, 7/01/43, 144A
7/23 at 100.00 BB   275,396
Total Hawaii 275,396
Idaho - 0.6% (0.4% of Total Investments)
7,885 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health
System Project, Series 2021A, 4.000%, 3/01/51
3/32 at 100.00 A3   7,124,255
11,130 Idaho Housing & Finance Association, Idaho, Sales Tax Revenue Bonds,
Transportation Expansion & Congestion Mitigation Fund, Series
2023A, 5.250%, 8/15/48
8/33 at 100.00 Aa1   12,607,285
2,285 Idaho Housing and Finance Association, GNMA Housing Revenue
Refunding Bonds, Wedgewood Terrace Project, Series 2002A-1,
7.250%, 3/20/37
5/23 at 101.00 Aaa   2,310,341
Total Idaho 22,041,881
Illinois - 15.9% (9.8% of Total Investments)
Board of Regents of Illinois State University, Auxiliary Facilities System
Revenue Bonds, Series 2018A:
1,000 5.000%, 4/01/34 - AGM Insured 4/28 at 100.00 A1   1,093,860
285 5.000%, 4/01/37 - AGM Insured 4/28 at 100.00 A1   306,518
1,370 5.000%, 4/01/38 - AGM Insured 4/28 at 100.00 A1   1,468,160
Bolingbrook, Will and DuPage Counties, Illinois, General Obligation
Bonds, Refunding Series 2002B:
4,595 0.000%, 1/01/32 - FGIC Insured No Opt. Call A2   3,337,854
4,000 0.000%, 1/01/34 - FGIC Insured No Opt. Call A2   2,665,960
11,000 Chicago Board of Education, Illinois, Dedicated Capital Improvement
Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46
4/27 at 100.00 A   11,565,400
3,155 Chicago Board of Education, Illinois, Dedicated Capital Improvement
Tax Revenue Bonds, Series 2023, 5.750%, 4/01/48
4/33 at 100.00 A   3,480,754
5,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017G, 5.000%, 12/01/34
12/27 at 100.00 BB+   5,143,050
6,920 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2018D, 5.000%, 12/01/46
12/28 at 100.00 BB+   6,862,841
11,450 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016A, 7.000%, 12/01/44
12/25 at 100.00 BB+   12,073,338
1,785 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016B, 6.500%, 12/01/46
12/26 at 100.00 BB+   1,876,196
23,535 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2017A, 7.000%, 12/01/46, 144A
12/27 at 100.00 BB+   25,525,355
Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2021A:
1,500 5.000%, 12/01/38 12/30 at 100.00 BB+   1,528,995
1,750 5.000%, 12/01/40 12/30 at 100.00 BB+   1,768,445
1,000 Chicago Board of Education, Illinois, Unlimited Tax General Obligation
Bonds, Dedicated Tax Revenues, Series 1999A, 5.500%, 12/01/26 -
NPFG Insured
No Opt. Call BB+   1,045,850
Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Second Lien Series 2020A:
$ 4,000 4.000%, 12/01/50 12/29 at 100.00 A+   $ 3,718,480
14,765 4.000%, 12/01/50 - BAM Insured 12/29 at 100.00 AA   14,312,453
9,285 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Series 2014, 5.250%, 12/01/49
12/24 at 100.00 AA   9,422,975
4,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Senior Lien Series 2018B, 5.000%, 1/01/53
1/29 at 100.00 A+   4,171,760
1,000 Chicago, Illinois, General Obligation Bonds, Chicago Works Series
2023A, 5.500%, 1/01/40, (UB) (8)
1/32 at 100.00 Baa3   1,084,180
22,670 Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999,
0.000%, 1/01/25 - FGIC Insured
No Opt. Call Baa2   21,172,193
10,565 Chicago, Illinois, General Obligation Bonds, Project & Refunding Series
2017A, 6.000%, 1/01/38
1/27 at 100.00 BBB   11,251,831
4,000 Chicago, Illinois, General Obligation Bonds, Series 2019A, 5.000%,
1/01/40
1/29 at 100.00 BBB   4,082,440
5,000 Cook County Community College District 508, Illinois, General
Obligation Bonds, Chicago City Colleges, Series 2013, 5.250%,
12/01/43
12/23 at 100.00 BBB   5,007,850
4,500 Cook County Community College District 508, Illinois, General
Obligation Bonds, Chicago City Colleges, Series 2017, 5.000%,
12/01/47
12/27 at 100.00 A+   4,685,670
3,500 Evanston, Cook County, Illinois, General Obligation Bonds, Corporate
Purpose Series 2018A, 4.000%, 12/01/43
6/28 at 100.00 Aa2   3,489,290
Illinois Educational Facilities Authority, Revenue Bonds, Field Museum
of Natural History, Series 2002.RMKT:
2,750 3.900%, 11/01/36 11/27 at 102.00 A   2,772,000
5,265 5.500%, 11/01/36 11/23 at 100.00 A   5,326,443
3,215 Illinois Finance Authority, Health Services Facility Lease Revenue Bonds,
Provident Group - UIC Surgery Center, LLC - University of Illinois
Health Services Facility Project, Series 2020, 4.000%, 10/01/50
10/30 at 100.00 BBB+   2,683,914
Illinois Finance Authority, Revenue Bonds, Ascension Health/
fkaPresence Health Network, Series 2016C:
3,500 5.000%, 2/15/32 2/27 at 100.00 Aa2   3,763,550
25,880 4.000%, 2/15/41 2/27 at 100.00 Aa2   25,592,991
55 4.000%, 2/15/41, (Pre-refunded 2/15/27) 2/27 at 100.00 N/R  (4) 57,439
1,200 4.000%, 2/15/41, (Pre-refunded 2/15/27) 2/27 at 100.00 N/R  (4) 1,253,220
3,000 5.000%, 2/15/41 2/27 at 100.00 Aa2   3,119,430
2,500 Illinois Finance Authority, Revenue Bonds, Bradley University, Refunding
Series 2021A, 4.000%, 8/01/51
8/31 at 100.00 BBB+   2,083,075
Illinois Finance Authority, Revenue Bonds, Centegra Health System,
Series 2014A:
8,750 5.000%, 9/01/39, (Pre-refunded 9/01/24) 9/24 at 100.00 N/R  (4) 8,969,188
11,030 5.000%, 9/01/42, (Pre-refunded 9/01/24) 9/24 at 100.00 N/R  (4) 11,306,301
1,000 Illinois Finance Authority, Revenue Bonds, DePaul College Prep
Foundation, Series 2023A, 5.625%, 8/01/53, 144A
8/33 at 100.00 BB+   993,420
16,165 Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation,
Series 2016, 5.000%, 12/01/40
6/26 at 100.00 A3   16,482,966
Illinois Finance Authority, Revenue Bonds, Northshore - Edward-
Elmhurst Health Credit Group, Series 2022A:
10,945 4.000%, 8/15/42 8/32 at 100.00 AA-   10,598,262
4,155 5.000%, 8/15/51 8/32 at 100.00 AA-   4,397,278

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 22,590 Illinois Finance Authority, Revenue Bonds, OSF Healthcare System,
Series 2015A, 5.000%, 11/15/45
11/25 at 100.00 A   $ 22,820,644
2,215 Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of
Chicago, Series 2013A, 6.000%, 7/01/43
7/23 at 100.00 A   2,224,436
4,135 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and
Medical Centers, Refunding Series 2015C, 5.000%, 8/15/44
8/25 at 100.00 A3   4,142,732
5,410 Illinois FInance Authority, Revenue Bonds, Southern Illinois Healthcare
Enterprises, Inc., Series 2017A, 5.000%, 3/01/47
3/27 at 100.00 A   5,506,893
14,200 Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Fixed
Period Series 2021A, 4.000%, 8/15/41
8/31 at 100.00 AA-   13,843,012
Illinois State, General Obligation Bonds, April Series 2014:
2,500 5.000%, 4/01/31 4/24 at 100.00 Baa1   2,531,875
3,000 5.000%, 4/01/38 4/24 at 100.00 Baa1   3,019,590
Illinois State, General Obligation Bonds, December Series 2017A:
5,000 5.000%, 12/01/34 12/27 at 100.00 Baa1   5,298,450
2,000 5.000%, 12/01/35 12/27 at 100.00 Baa1   2,108,940
5,420 5.000%, 12/01/39 12/27 at 100.00 Baa1   5,617,559
2,300 Illinois State, General Obligation Bonds, February Series 2014, 5.250%,
2/01/32
2/24 at 100.00 Baa1   2,327,692
1,750 Illinois State, General Obligation Bonds, January Series 2016, 5.000%,
1/01/32
1/26 at 100.00 Baa1   1,817,410
3,565 Illinois State, General Obligation Bonds, June Series 2016, 5.000%,
6/01/26
No Opt. Call Baa1   3,735,443
4,170 Illinois State, General Obligation Bonds, June Series 2022A, 5.500%,
3/01/47
3/32 at 100.00 Baa1   4,564,190
Illinois State, General Obligation Bonds, May Series 2018A:
17,000 6.000%, 5/01/26 No Opt. Call Baa1   18,269,560
4,485 6.000%, 5/01/27 No Opt. Call Baa1   4,940,138
Illinois State, General Obligation Bonds, May Series 2020:
1,115 5.500%, 5/01/30 No Opt. Call Baa1   1,274,166
5,305 5.500%, 5/01/39 5/30 at 100.00 Baa1   5,810,673
2,360 5.750%, 5/01/45 5/30 at 100.00 BBB+   2,585,687
1,825 Illinois State, General Obligation Bonds, May Series 2023B, 5.500%,
5/01/47 (WI/DD, Settling 5/10/23)
5/32 at 100.00 BBB+   1,997,882
2,515 Illinois State, General Obligation Bonds, November Series 2016,
5.000%, 11/01/23
No Opt. Call Baa1   2,532,253
9,710 Illinois State, General Obligation Bonds, October Series 2016, 5.000%,
2/01/27
No Opt. Call Baa1   10,289,396
5,000 Illinois State, General Obligation Bonds, October Series 2022C,
5.500%, 10/01/41
10/32 at 100.00 Baa1   5,569,950
2,035 Illinois State, General Obligation Bonds, Series 2013, 5.500%, 7/01/38 7/23 at 100.00 BBB+   2,043,201
5,030 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2013A, 5.000%, 1/01/38
5/23 at 100.00 AA-   5,034,276
Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2014B:
8,000 5.000%, 1/01/38 1/24 at 100.00 AA-   8,075,360
6,500 5.000%, 1/01/39 1/24 at 100.00 AA-   6,557,525
10,040 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2015A, 5.000%, 1/01/40
7/25 at 100.00 AA-   10,285,378
8,890 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2015B, 5.000%, 1/01/40
1/26 at 100.00 AA-   9,191,549
Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 10,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2019A, 5.000%, 1/01/44
7/29 at 100.00 AA-   $ 10,739,200
12,010 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2020A, 5.000%, 1/01/45
1/31 at 100.00 AA-   13,078,169
Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2021A:
9,640 4.000%, 1/01/42 1/32 at 100.00 AA-   9,571,653
10,455 5.000%, 1/01/46 1/32 at 100.00 AA-   11,279,481
5,410 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior
Series 2023A, 5.250%, 1/01/45 (WI/DD, Settling 5/18/23)
7/33 at 100.00 Aa3   6,093,716
1,115 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender
Option Bond Trust 2015-XF0052, 5.791%, 1/01/38, 144A, (IF)
1/23 at 100.00 AA-   1,118,824
11,050 Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2001,
6.000%, 11/01/26 - FGIC Insured
No Opt. Call BBB+   11,639,075
1,175 Macon and DeWitt Counties Community Unit School District 2 Maroa-
Forsyth, Illinois, General Obligation Bonds, Series 2021, 4.000%,
12/01/41 - AGM Insured
12/30 at 100.00 N/R   1,178,266
2,350 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2020A, 5.000%, 6/15/50
12/29 at 100.00 BBB   2,376,249
8,800 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2015A, 5.500%, 6/15/53
12/25 at 100.00 BBB   8,947,224
4,750 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2017A, 5.000%, 6/15/57
12/27 at 100.00 BBB   4,781,587
Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Capital Appreciation Refunding
Series 2010B-1:
33,000 0.000%, 6/15/45 - AGM Insured No Opt. Call BBB   11,789,250
5,355 0.000%, 6/15/46 - AGM Insured No Opt. Call BBB   1,814,167
13,350 Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Refunding Series 1996A,
0.000%, 12/15/24 - NPFG Insured
No Opt. Call Baa2   12,561,682
Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Refunding Series 1998A:
990 5.500%, 12/15/23, (Pre-refunded 6/15/23) - FGIC Insured, (ETM) No Opt. Call Baa2  (4) 992,257
1,755 5.500%, 12/15/23 - NPFG Insured No Opt. Call BBB   1,765,390
Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Series 2002A:
3,505 0.000%, 6/15/30 No Opt. Call A   2,712,309
195 0.000%, 6/15/30, (ETM) No Opt. Call N/R  (4) 159,153
28,000 0.000%, 12/15/35 - AGM Insured No Opt. Call BBB   16,881,200
3,280 0.000%, 6/15/37 - NPFG Insured No Opt. Call Baa2   1,776,481
11,715 0.000%, 12/15/38 - NPFG Insured No Opt. Call Baa2   5,887,959
5,535 Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Hospitality Facility, Series 1996A, 7.000%, 7/01/26,
(ETM)
No Opt. Call AA+  (4) 5,867,100
6,335 Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry
and Will Counties, Illinois, General Obligation Bonds, Series 1999,
5.750%, 6/01/23 - AGM Insured
No Opt. Call Aa3   6,345,453
2,300 Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry
and Will Counties, Illinois, General Obligation Bonds, Series 2000A,
6.500%, 7/01/30 - NPFG Insured
No Opt. Call Aa3   2,757,263
2,500 Sangamon County Water Reclamation District, Illinois, General
Obligation Bonds Alternate Revenue Source, Project & Refunding
Series 2019A, 4.000%, 1/01/44 - BAM Insured
1/29 at 100.00 AA   2,474,200

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 4,125 Southwestern Illinois Development Authority, Health Facility Revenue
Bonds, Memorial Group, Inc., Series 2013, 7.625%, 11/01/48, (Pre-
refunded 11/01/23)
11/23 at 100.00 N/R  (4) $ 4,207,417
Springfield, Illinois, Electric Revenue Bonds, Refunding Senior Lien
Series 2015:
2,250 5.000%, 3/01/29 3/25 at 100.00 A3   2,306,385
7,000 5.000%, 3/01/31 3/25 at 100.00 A3   7,166,670
2,000 University of Illinois, Health Services Facilities System Revenue Bonds,
Series 2013, 6.250%, 10/01/38
10/23 at 100.00 A-   2,026,400
Total Illinois 605,851,215
Indiana - 2.8% (1.7% of Total Investments)
6,000 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Valparaiso University Project, Series 2014, 5.000%, 10/01/44
10/24 at 100.00 Baa2   6,025,800
1,875 Indiana Finance Authority, Hospital Revenue Bonds, Indiana University
Health Obligation Group, Refunding 2015A, 4.000%, 12/01/40
6/25 at 100.00 AA   1,853,944
7,000 Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity
Health Obligation Group, Fixed Rate Series 2019A, 4.000%, 12/01/49
12/29 at 100.00 AA   6,685,420
3,400 Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity
Health Obligation Group, Refunding 2015A, 5.000%, 12/01/40
6/25 at 100.00 AA   3,475,990
13,415 Indiana Finance Authority, Hospital Revenue Bonds, Reid Health Series
2022, 5.000%, 1/01/52 - AGM Insured
1/32 at 100.00 A   14,040,944
11,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA
Authority Project, First Lien Green Series 2016A, 5.000%, 10/01/46
10/26 at 100.00 A+   11,468,600
10,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA
Authority Project, First Lien Green Series 2022B, 5.250%, 10/01/47
10/30 at 100.00 Aa3   10,980,200
13,215 Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA
Authority Project, Series 2014A, 5.000%, 10/01/44
10/24 at 100.00 A+   13,428,026
5,130 Indiana Finance Authority, Water Utility Revenue Bonds, Citizens Energy
Group Project, First Lien Series 2016A, 5.000%, 10/01/46
10/26 at 100.00 AA-   5,348,538
14,100 Indiana Municipal Power Agency Power Supply System Revenue Bonds,
Refunding Series 2016A, 5.000%, 1/01/42
7/26 at 100.00 A+   14,589,693
Indianapolis Local Public Improvement Bond Bank, Indiana, Series
1999E:
9,255 0.000%, 2/01/25 - AMBAC Insured No Opt. Call AA-   8,745,697
9,560 0.000%, 2/01/26 - AMBAC Insured No Opt. Call AA-   8,770,918
1,580 Zionsville Community Schools Building Corporation, Boone County,
Indiana, First Mortgage Bonds, Series 2005Z, 0.000%, 1/15/28 - AGM
Insured
No Opt. Call A1   1,368,485
Total Indiana 106,782,255
Iowa - 0.7% (0.5% of Total Investments)
5,775 Iowa Finance Authority Senior Living Facilities Revenue Bonds, Sunrise
Retirement Community Project, Refunding Series 2021, 5.000%,
9/01/51
9/28 at 102.00 N/R   4,336,679
8,250 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Iowa Fertilizer Company Project, Refunding Series 2022,
5.000%, 12/01/50
12/29 at 103.00 BBB-   8,200,748
3,085 Iowa Finance Authority, Senior Housing Revenue Bonds, Northcrest Inc.
Project, Series 2018A, 5.000%, 3/01/48
3/24 at 103.00 BB+   2,625,643
8,265 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed
Bonds, Class 2 Capital Appreciation Senior Lien Series 2021B-2,
0.000%, 6/01/65
6/31 at 25.58 N/R   964,691
Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Iowa (continued)
Xenia Rural Water District, Iowa, Water Revenue Bonds, Refunding
Capital Loan Note Series 2016:
$ 4,700 5.000%, 12/01/36, (Pre-refunded 12/01/26) 12/26 at 100.00 A-  (4) $ 5,095,129
5,990 5.000%, 12/01/41, (Pre-refunded 12/01/26) 12/26 at 100.00 A-  (4) 6,493,579
Total Iowa 27,716,469
Kansas - 0.6% (0.4% of Total Investments)
Ellis County Unified School District 489 Hays, Kansas, General
Obligation Bonds, Refunding & Improvement Series 2022B:
5,000 5.000%, 9/01/42 - AGM Insured 9/31 at 100.00 AA   5,480,200
3,550 5.000%, 9/01/47 - AGM Insured 9/31 at 100.00 AA   3,832,048
3,700 Kansas Municipal Energy Agency, Power Project Revenue Bonds,
Dogwood Project, Series 2018A, 5.000%, 4/01/38 - BAM Insured
4/26 at 100.00 AA   3,905,350
Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial
Hospital, Series 2018A:
6,000 5.000%, 7/01/43 7/28 at 100.00 A-   6,142,140
3,965 5.000%, 7/01/48 7/28 at 100.00 A-   4,024,673
Total Kansas 23,384,411
Kentucky - 0.7% (0.4% of Total Investments)
6,010 Kentucky Economic Development Finance Authority, Health System
Revenue Bonds, Norton Healthcare Inc., Series 2000B, 0.000%,
10/01/28 - NPFG Insured
No Opt. Call Baa2   4,977,783
1,300 Kentucky Economic Development Finance Authority, Hospital Revenue
Bonds, Owensboro Health, Refunding Series 2017A, 5.000%, 6/01/37
6/27 at 100.00 BBB-   1,317,771
Kentucky Public Transportation Infrastructure Authority, Toll Revenue
Bonds, Downtown Crossing Project, Convertible Capital Appreciation
First Tier Series 2013C:
5,000 0.000%, 7/01/43 (5) 7/31 at 100.00 Baa2   5,669,350
8,610 0.000%, 7/01/46 (5) 7/31 at 100.00 Baa2   9,779,582
Kentucky Public Transportation Infrastructure Authority, Toll Revenue
Bonds, Downtown Crossing Project, First Tier Series 2013A:
2,655 5.750%, 7/01/49, (Pre-refunded 7/01/23) 7/23 at 100.00 Baa2  (4) 2,663,124
430 6.000%, 7/01/53, (Pre-refunded 7/01/23) 7/23 at 100.00 Baa2  (4) 431,475
1,380 University of Kentucky, General Receipts Bonds, University of Kentucky
Mixed-Use Parking Project, Series 2019A, 4.000%, 5/01/44
5/29 at 100.00 Aa3   1,346,742
Total Kentucky 26,185,827
Louisiana - 1.8% (1.1% of Total Investments)
6,535 Ascension Parish Industrial development Board, Louisiana, Revenue
Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.000%,
7/01/36
7/23 at 100.00 N/R   6,542,580
4,000 East Baton Rouge Parish Capital Improvement District, Louisiana,
MOVEBR Sales Tax Revenue Bonds, Series 2019, 5.000%, 8/01/48
8/29 at 100.00 Aa3   4,228,640
1,870 Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special Sales Tax
Revenue Bonds, Series 2017B, 5.000%, 12/01/42 - AGM Insured
12/27 at 100.00 A1   1,958,526
1,695 Louisiana Public Facilities Authority, Lease Revenue Bonds, Provident
Group-Flagship Properties LLC - Louisiana State University Nicolson
Gateway Project, Series 2016A, 5.000%, 7/01/46
7/26 at 100.00 A3   1,721,781
Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2017:
2,000 5.000%, 5/15/42 5/27 at 100.00 A3   2,048,960
12,500 5.000%, 5/15/46 5/27 at 100.00 A3   12,743,250

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Louisiana (continued)
Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic
Foundation Project, Refunding Series 2016:
$ 20 4.000%, 5/15/35, (Pre-refunded 5/15/26) 5/26 at 100.00 N/R  (4) $ 20,662
2,345 4.000%, 5/15/36 5/26 at 100.00 A3   2,362,189
20 5.000%, 5/15/47, (Pre-refunded 5/15/26) 5/26 at 100.00 N/R  (4) 21,240
1,975 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic
Foundation Project, Series 2015, 5.000%, 5/15/47
5/25 at 100.00 A3   2,002,235
13,590 Louisiana Stadium and Exposition District, Revenue Refunding Bonds,
Senior Lien Series 2013A, 5.000%, 7/01/36
7/23 at 100.00 A2   13,596,795
1,015 Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Refunding
Second Lien Series 2017C, 5.000%, 5/01/45
11/27 at 100.00 AA-   1,064,573
5,000 New Orleans Aviation Board, Louisiana, General Airport Revenue
Bonds, North Terminal Project, Series 2017A, 5.000%, 1/01/48
1/27 at 100.00 A   5,155,300
6,280 New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding
Series 2014, 5.000%, 6/01/44, (Pre-refunded 6/01/24)
6/24 at 100.00 A  (4) 6,403,276
4,000 Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds,
Port Facilities, Refunding Series 2018A, 5.000%, 4/01/48 - AGM
Insured
4/28 at 100.00 A1   4,153,720
5,000 Saint Tammany Parish Hospital Service District 1, Louisiana, Hospital
Revenue Bonds, St. Tammany Parish Hospital Project, Refunding
Series 2018A, 5.000%, 7/01/48
7/28 at 100.00 AA-   5,061,550
1,355 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Refunding
Series 2015, 5.000%, 12/01/40
12/25 at 100.00 Baa1   1,402,154
Total Louisiana 70,487,431
Maine - 0.9% (0.5% of Total Investments)
7,000 Maine Health and Higher Educational Facilities Authority Revenue
Bonds, Eastern Maine Medical Center Obligated Group Issue, Series
2013, 5.000%, 7/01/43, (Pre-refunded 7/01/23)
7/23 at 100.00 Ba1  (4) 7,018,200
6,300 Maine Health and Higher Educational Facilities Authority Revenue
Bonds, Eastern Maine Medical Center Obligated Group Issue, Series
2016A, 5.000%, 7/01/41
7/26 at 100.00 Ba1   6,256,530
8,675 Maine Health and Higher Educational Facilities Authority Revenue
Bonds, MaineHealth Issue, Series 2018A, 5.000%, 7/01/43
7/28 at 100.00 A+   9,022,347
11,150 Maine Health and Higher Educational Facilities Authority, Revenue
Bonds, MaineHealth Issue, Series 2020A, 4.000%, 7/01/50
7/30 at 100.00 A+   10,472,637
Total Maine 32,769,714
Maryland - 1.6% (1.0% of Total Investments)
5,905 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017, 5.000%, 9/01/46
9/27 at 100.00 CCC+   5,565,699
8,610 Baltimore, Maryland, Revenue Bonds, Water Projects, Subordinate
Series 2017A, 5.000%, 7/01/41
1/27 at 100.00 A+   9,020,525
4,000 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, University of Maryland Medical System Issue, Taxable Series
2017D, 4.000%, 7/01/48
1/28 at 100.00 A   3,824,080
4,125 Maryland Stadium Authority, Lease Revenue Bonds, Built To Learn,
Series 2022A, 4.000%, 6/01/47
6/32 at 100.00 A1   4,041,015
17,000 Maryland Stadium Authority, Revenue Bonds, Baltimore City Public
Schools Construction & Revitalization Program, Series 2018A, 5.000%,
5/01/42
5/28 at 100.00 AA-   18,054,170
Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maryland (continued)
Maryland Transportation Authority, Revenue Bonds, Transportation
Facilities Projects, Series 2020:
$ 3,000 4.000%, 7/01/39 7/30 at 100.00 AA-   $ 3,071,160
3,000 4.000%, 7/01/50 7/30 at 100.00 AA-   2,929,590
9,095 Maryland Transportation Authority, Revenue Bonds, Transportation
Facilities Projects, Series 2021A, 5.000%, 7/01/51
7/31 at 100.00 Aa2   9,852,340
2,000 Montgomery County, Maryland, Revenue Bonds, Trinity Health Credit
Group, Series 2015, 5.000%, 12/01/44
6/25 at 100.00 AA-   2,043,520
1,150 Rockville Mayor and Council, Maryland, Economic Development
Revenue Bonds, Ingleside King Farm Project, Series 2017A-1, 5.000%,
11/01/37
11/24 at 103.00 B   1,039,669
2,250 Rockville Mayor and Council, Maryland, Economic Development
Revenue Bonds, Series 2017B, 5.000%, 11/01/47
11/24 at 103.00 B   1,894,680
Total Maryland 61,336,448
Massachusetts - 1.8% (1.1% of Total Investments)
5,000 Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds,
Subordinated Series 2021A-1, 4.000%, 7/01/51
7/31 at 100.00 Aa3   4,881,450
1,250 Massachusetts Development Finance Agency, Hospital Revenue
Bonds, Cape Cod Healthcare Obligated Group, Series 2013, 5.250%,
11/15/41, (Pre-refunded 11/15/23)
11/23 at 100.00 N/R  (4) 1,263,588
435 Massachusetts Development Finance Agency, Revenue Bonds, Atrius
Health Issue, Series 2019A, 5.000%, 6/01/39, (Pre-refunded 6/01/29)
6/29 at 100.00 N/R  (4) 500,859
930 Massachusetts Development Finance Agency, Revenue Bonds, Boston
Medical Center Issue, Green Bonds, Series 2015D, 5.000%, 7/01/44
7/25 at 100.00 BBB   940,397
11,370 Massachusetts Development Finance Agency, Revenue Bonds, Boston
University, Series 2016BB-1, 5.000%, 10/01/46
10/26 at 100.00 AA-   11,854,362
3,630 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2, 5.000%, 7/01/53
7/28 at 100.00 A3   3,732,693
1,100 Massachusetts Development Finance Agency, Revenue Bonds, Dana-
Farber Cancer Institute Issue, Series 2016N, 5.000%, 12/01/46
12/26 at 100.00 A   1,128,303
Massachusetts Development Finance Agency, Revenue Bonds,
Emerson College, Series 2015:
2,070 4.500%, 1/01/45 1/25 at 100.00 Baa2   1,965,941
8,800 5.000%, 1/01/45 1/25 at 100.00 Baa2   8,830,272
2,700 Massachusetts Development Finance Agency, Revenue Bonds, Olin
College, Series 2013E, 5.000%, 11/01/43
11/23 at 100.00 A   2,712,609
4,100 Massachusetts Development Finance Agency, Revenue Bonds, Partners
HealthCare System Issue, Series 2017S-1, 4.000%, 7/01/36
1/28 at 100.00 AA-   4,161,295
Massachusetts Development Finance Agency, Revenue Bonds, Western
New England University, Series 2015:
1,380 5.000%, 9/01/40 9/25 at 100.00 BBB-   1,344,023
1,545 5.000%, 9/01/45 9/25 at 100.00 BBB-   1,454,185
3,000 Massachusetts Development Finance Authority, Revenue Bonds, WGBH
Educational Foundation, Series 2002A, 5.750%, 1/01/42 - AMBAC
Insured
No Opt. Call AA-   3,787,080
5,000 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2022C, 5.250%, 10/01/52
10/32 at 100.00 AA+   5,633,600
12,000 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement Program, Sustainability  Green Series 2022A, 5.000%,
6/01/50
6/31 at 100.00 Aa1   13,129,320
Total Massachusetts 67,319,977

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Michigan - 12.8% (7.9% of Total Investments)
$ 315 Advanced Technology Academy, Michigan, Public School Academy
Revenue Bonds, Refunding Series 2019, 5.000%, 11/01/34
11/27 at 102.00 BB+   $ 308,265
840 Ann Arbor Public School District, Washtenaw County, Michigan,
General Obligation Bonds, School Building & Site Series 2015,
5.000%, 5/01/24
No Opt. Call Aa3   854,960
895 Bloomfield Township, Michigan, General Obligation Bonds, Refunding
Series 2016, 5.000%, 5/01/28
5/26 at 100.00 AAA   952,459
4,445 Byron Center Public Schools, Kent County, Michigan, General
Obligation Bonds, School Building & Site Series 2017I, 5.000%,
5/01/47
5/27 at 100.00 AA   4,618,622
1,135 Caledonia Community Schools, Kent, Allegan and Barry Counties,
Michigan, General Obligation Bonds, School Building & Site Series
2014, 5.000%, 5/01/39
5/24 at 100.00 AA   1,151,412
1,220 Central Michigan University Board of Trustees, General Revenue Bonds,
Refunding Series 2014, 5.000%, 10/01/39
10/24 at 100.00 A+   1,238,312
1,000 Conner Creek Academy East, Michigan, Public School Revenue Bonds,
Series 2007, 5.250%, 11/01/36
5/23 at 100.00 B   759,140
2,000 County of Calhoun Hospital Finance Authority, Michigan, Hospital
Revenue Bonds, Oaklawn Hospital, Refunding Series 2016, 5.000%,
2/15/47
2/27 at 100.00 Ba1   1,949,820
4,400 Detroit Downtown Development Authority, Michigan, Tax Increment
Revenue Bonds, Catalyst Development Project, Series 2018A, 5.000%,
7/01/48 - AGM Insured
7/24 at 100.00 AA   4,382,796
2,830 Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue
Bonds, Series 2001B, 5.500%, 7/01/29 - NPFG Insured
No Opt. Call A2   3,061,664
15 Detroit, Michigan, Water Supply System Revenue Bonds, Refunding
Second Lien Series 2004A, 5.000%, 7/01/34 - AGM Insured
5/23 at 100.00 A+   15,022
1,700 Downriver Utility Wastewater Authority, Michigan, Sewer System
Revenue Bonds, Series 2018, 5.000%, 4/01/43 - AGM Insured
4/28 at 100.00 AA   1,795,302
Eastern Michigan University, General Revenue Bonds, Refunding Series
2017A:
1,100 5.000%, 3/01/33 - BAM Insured 3/27 at 100.00 A3   1,177,660
2,270 5.000%, 3/01/36 - BAM Insured 3/27 at 100.00 A3   2,415,961
11,165 Eastern Michigan University, General Revenue Bonds, Series 2018A,
4.000%, 3/01/44 - AGM Insured
3/28 at 100.00 A1   10,767,749
Ferris State University, Michigan, General Revenue Bonds, Series
2020A:
1,000 4.000%, 10/01/39 10/29 at 100.00 A+   984,010
350 4.000%, 10/01/40 10/29 at 100.00 A+   342,538
Genesee County, Michigan, Sewage Disposal System Revenue Bonds,
Interceptors & Treatment Facilties, Series 2020A:
200 4.000%, 6/01/36 - BAM Insured 6/29 at 100.00 AA   208,704
200 4.000%, 6/01/37 - BAM Insured 6/29 at 100.00 AA   206,812
200 4.000%, 6/01/38 - BAM Insured 6/29 at 100.00 AA   204,996
200 4.000%, 6/01/39 - BAM Insured 6/29 at 100.00 AA   202,742
220 4.000%, 6/01/40 - BAM Insured 6/29 at 100.00 AA   223,021
Grand Rapids and Kent County Joint Building Authority, Michigan,
Limited Tax General Obligation Bonds, Devos Place Project, Series
2001:
8,260 0.000%, 12/01/23 No Opt. Call AAA   8,103,638
8,575 0.000%, 12/01/24 No Opt. Call AAA   8,162,199
8,900 0.000%, 12/01/25 No Opt. Call AAA   8,244,782
3,000 0.000%, 12/01/26 No Opt. Call AAA   2,706,240
100 0.000%, 12/01/27 No Opt. Call AAA   87,885
Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Michigan (continued)
$ 4,305 0.000%, 12/01/29 No Opt. Call AAA   $ 3,593,384
1,000 Grand Rapids Public Schools, Kent County, Michigan, General
Obligation Bonds, Refunding School Building & Site Series 2016,
5.000%, 5/01/38 - AGM Insured
5/26 at 100.00 A3   1,046,280
Grand Rapids Public Schools, Kent County, Michigan, General
Obligation Bonds, School Building & Site Series 2019:
1,000 5.000%, 11/01/36 - AGM Insured 5/29 at 100.00 A3   1,094,700
1,250 5.000%, 11/01/42 - AGM Insured 5/29 at 100.00 A3   1,331,713
1,850 5.000%, 11/01/43 - AGM Insured 5/29 at 100.00 A3   1,972,174
Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds,
Improvement & Refunding Series 2014:
1,000 5.000%, 1/01/32, (Pre-refunded 1/01/24) 1/24 at 100.00 AA  (4) 1,011,710
1,000 5.000%, 1/01/33, (Pre-refunded 1/01/24) 1/24 at 100.00 AA  (4) 1,011,710
1,000 5.000%, 1/01/34, (Pre-refunded 1/01/24) 1/24 at 100.00 AA  (4) 1,011,710
1,855 5.000%, 1/01/44, (Pre-refunded 1/01/24) 1/24 at 100.00 AA  (4) 1,876,722
Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Series
2018:
2,500 5.000%, 1/01/43 1/28 at 100.00 AA   2,635,750
6,055 5.000%, 1/01/48 1/28 at 100.00 AA   6,344,853
4,295 Grand Rapids, Michigan, Water Supply System Revenue Bonds, Series
2020, 5.000%, 1/01/45
1/30 at 100.00 AA   4,669,996
Grand Traverse County Hospital Finance Authority, Michigan, Revenue
Bonds, Munson Healthcare, Series 2019A:
1,720 5.000%, 7/01/36 7/28 at 100.00 A1   1,851,150
1,995 5.000%, 7/01/39 7/28 at 100.00 A1   2,107,099
500 Grand Valley State University, Michigan, General Revenue Bonds,
Refunding Series 2014B, 5.000%, 12/01/28
12/24 at 100.00 A+   513,160
1,005 Great Lakes Water Authority, Michigan, Sewer Disposal System Revenue
Bonds, Refunding Second Lien Series 2016C, 5.000%, 7/01/32
7/26 at 100.00 A2   1,067,360
Great Lakes Water Authority, Michigan, Water Supply Revenue Bonds,
Refunding Senior Lien Series 2016C:
6,245 5.000%, 7/01/32 7/26 at 100.00 A1   6,653,985
10,000 5.000%, 7/01/35 7/26 at 100.00 A1   10,576,800
27,960 Great Lakes Water Authority, Michigan, Water Supply Revenue Bonds,
Senior Lien Series 2016A, 5.000%, 7/01/46
7/26 at 100.00 A1   28,826,201
6,910 Hudsonville Public Schools, Ottawa and Allegan Counties, Michigan,
General Obligation Bonds, School Building & Site Series 2020-I,
4.000%, 5/01/47
5/30 at 100.00 AA   6,663,866
1,265 Jenison Public Schools, Ottawa County, Michigan, General Obligation
Bonds, Series 2017, 5.000%, 5/01/30
5/27 at 100.00 Aa3   1,377,876
1,675 Kalamazoo County, Michigan, General Obligation Bonds, Juvenile
Home Facilities Series 2017, 5.000%, 4/01/30
4/27 at 100.00 AA+   1,833,204
Kent County, Michigan, General Obligation Bonds, Limited Tax Capital
Improvement Series 2016:
1,000 5.000%, 6/01/31 6/26 at 100.00 AAA   1,063,780
1,445 5.000%, 6/01/34 6/26 at 100.00 AAA   1,529,272
Kent County, Michigan, General Obligation Bonds, Limited Tax Capital
Improvement Series 2017A:
1,570 5.000%, 6/01/36 6/27 at 100.00 AAA   1,710,688
1,650 5.000%, 6/01/37 6/27 at 100.00 AAA   1,787,857
1,025 Kent County, Michigan, General Obligation Bonds, Limited Tax Series
2015, 5.000%, 1/01/34
1/25 at 100.00 AAA   1,061,008

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Michigan (continued)
$ 3,440 Kent County, Michigan, General Obligation Bonds, Refunding Limited
Tax Series 2015, 5.000%, 1/01/31
1/25 at 100.00 AAA   $ 3,567,486
Lake Saint Claire Clean Water Drain Drainage District, Macomb County,
Michigan, General Obligation Bonds, Series 2013:
1,000 5.000%, 10/01/25, (Pre-refunded 10/01/23) 10/23 at 100.00 AA+  (4) 1,007,490
1,020 5.000%, 10/01/26, (Pre-refunded 10/01/23) 10/23 at 100.00 AA+  (4) 1,027,640
Lake Superior State University Board of Trustees, Michigan, General
Revenue Bonds, Series 2018:
2,395 5.000%, 1/15/38 - AGM Insured 1/28 at 100.00 AA   2,538,389
4,000 5.000%, 1/15/43 - AGM Insured 1/28 at 100.00 AA   4,213,560
10,900 Lansing Board of Water and Light, Michigan, Utility System Revenue
Bonds, Series 2019A, 5.000%, 7/01/44
7/29 at 100.00 AA-   11,582,013
13,000 Lansing Board of Water and Light, Michigan, Utility System Revenue
Bonds, Series 2021A, 5.000%, 7/01/51
7/31 at 100.00 AA-   13,829,010
Lansing School District, Ingham County, Michigan, General Obligation
Bonds, School Building and Site Series 2019II:
1,325 5.000%, 5/01/40 5/29 at 100.00 AA   1,451,180
1,000 5.000%, 5/01/41 5/29 at 100.00 AA   1,095,350
Lansing School District, Ingham County, Michigan, General Obligation
Bonds, Series 2016I:
2,085 5.000%, 5/01/38 5/26 at 100.00 AA   2,171,236
2,200 5.000%, 5/01/41 5/26 at 100.00 AA   2,283,996
2,200 Lansing Township Downtown Development Authority, Ingham County,
Michigan, Tax Increment Bonds, Series 2013A, 5.950%, 2/01/42
2/24 at 103.00 N/R   2,132,174
Marquettte, Michigan, Electric Utility System Revenue Bonds, Refunding
Series 2016A:
75 5.000%, 7/01/32 7/26 at 100.00 AA-   79,093
500 5.000%, 7/01/33 7/26 at 100.00 AA-   526,360
1,500 Michigan Finance Authority, Distributable State Aid Revenue Bonds,
Charter County of Wayne Criminal Justice Center Project, Senior Lien
Series 2018, 5.000%, 11/01/43
11/28 at 100.00 Aa3   1,587,030
Michigan Finance Authority, Distributable State Aid Revenue Bonds,
Charter County of Wayne, Second Lien Refunding Series 2020:
17,500 4.000%, 11/01/50 11/30 at 100.00 Aa3   16,745,050
10,005 4.000%, 11/01/55 11/30 at 100.00 Aa3   9,488,142
3,500 Michigan Finance Authority, Higher Education Limited Obligation
Revenue Bonds, Kalamazoo College Project, Refunding Series 2018,
5.000%, 12/01/43
12/28 at 100.00 A3   3,639,685
1,780 Michigan Finance Authority, Hospital Revenue Bonds, Beaumont Health
Credit Group, Refunding Series 2015A, 5.000%, 8/01/32, (Pre-
refunded 8/01/24)
8/24 at 100.00 Aa3  (4) 1,817,985
4,850 Michigan Finance Authority, Hospital Revenue Bonds, MidMichigan
Health Credit Group, Refunding Series 2014, 5.000%, 6/01/39, (Pre-
refunded 6/01/24)
6/24 at 100.00 A+  (4) 4,950,395
3,930 Michigan Finance Authority, Hospital Revenue Bonds, Oakwood
Obligated Group, Refunding Series 2013, 5.000%, 8/15/31, (Pre-
refunded 8/15/23)
8/23 at 100.00 Aa3  (4) 3,949,296
Michigan Finance Authority, Hospital Revenue Bonds, Sparrow
Obligated Group, Refunding Series 2015:
3,330 5.000%, 11/15/45, (Pre-refunded 5/15/25) 5/25 at 100.00 N/R  (4) 3,470,493
2,730 5.000%, 11/15/45 5/25 at 100.00 A-   2,778,648
Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Michigan (continued)
Michigan Finance Authority, Local Government Loan Program Revenue
Bonds, Detroit Regional Convention Facility Authority Local Project,
Series 2014H-1:
$ 2,000 5.000%, 10/01/24 10/23 at 100.00 AA-   $ 2,015,440
2,000 5.000%, 10/01/25 10/24 at 100.00 AA-   2,045,260
11,025 5.000%, 10/01/39 10/24 at 100.00 AA-   11,176,814
Michigan Finance Authority, Local Government Loan Program Revenue
Bonds, Detroit Water & Sewerage Department Sewage Disposal System
Local Project, Second Lien Series 2015C:
4,665 5.000%, 7/01/34 7/25 at 100.00 A2   4,801,825
1,070 5.000%, 7/01/35 7/25 at 100.00 A2   1,098,911
Michigan Finance Authority, Local Government Loan Program Revenue
Bonds, Detroit Water & Sewerage Department Water Supply System
Local Project, Refunding Senior Loan Series 2014D-1:
1,500 5.000%, 7/01/35 - AGM Insured 7/24 at 100.00 A1   1,522,785
1,625 5.000%, 7/01/37 - AGM Insured 7/24 at 100.00 A1   1,645,410
Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Refunding Series 2016MI:
5,340 5.000%, 12/01/45 6/26 at 100.00 AA-   5,454,596
175 5.000%, 12/01/45, (Pre-refunded 6/01/26) 6/26 at 100.00 N/R  (4) 186,855
9,000 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Refunding Series 2016MI-2, 4.000%, 3/01/51
3/32 at 100.00 AA-   8,325,540
12,520 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Refunding Series 2017A-MI, 4.000%, 12/01/36
12/27 at 100.00 AA-   12,634,683
1,900 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Refunding Series 2017MI, 5.000%, 12/01/30
6/27 at 100.00 AA-   2,059,714
2,000 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Refunding Series 2019A-MI, 4.000%, 12/01/49
12/29 at 100.00 AA-   1,862,040
11,730 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2006 Sold Tobacco Receipts Senior Current Interest Series 2020A-2,
5.000%, 6/01/40
12/30 at 100.00 BBB+   12,241,663
10,330 Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health
Senior Credit Group, Refunding & Project Series 2010F-6, 4.000%,
11/15/47
11/26 at 100.00 Aa2   9,677,970
200 Michigan Public Educational Facilities Authority, Charter School
Revenue Bonds, American Montessori Academy, Series 2007,
6.500%, 12/01/37
5/23 at 100.00 N/R   199,798
Michigan State Building Authority, Revenue Bonds, Facilities Program,
Refunding Series 2015-I:
14,915 5.000%, 4/15/31 10/25 at 100.00 AA-   15,761,725
2,085 5.000%, 4/15/31, (Pre-refunded 10/15/25) 10/25 at 100.00 N/R  (4) 2,196,026
5,615 5.000%, 4/15/38 10/25 at 100.00 AA-   5,834,883
2,500 Michigan State Building Authority, Revenue Bonds, Facilities Program,
Refunding Series 2016-I, 5.000%, 10/15/46
10/26 at 100.00 AA-   2,598,875
960 Michigan State Hospital Finance Authority, Hospital Revenue Refunding
Bonds, St. John's Health System, Series 1998A, 5.000%, 5/15/28 -
AMBAC Insured, (ETM)
5/23 at 100.00 N/R  (4) 1,034,150
8,300 Michigan State University, General Revenue Bonds, Refunding Series
2019C, 4.000%, 2/15/44
8/29 at 100.00 AA   8,085,030
7,790 Michigan State University, General Revenue Bonds, Series 2013A,
5.000%, 8/15/41
8/23 at 100.00 AA   7,801,140
3,000 Michigan State University, General Revenue Bonds, Taxable Series
2019A, 5.000%, 2/15/48
2/29 at 100.00 AA   3,195,330

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Michigan (continued)
$ 1,950 Michigan State, Comprehensive Transportation Revenue Bonds,
Refunding Series 2015, 5.000%, 11/15/29
11/24 at 100.00 Aa2   $ 2,009,046
4,790 Mona Shores Public Schools, Muskegon County, Michigan, General
Obligation Bonds, School Building & Site Series 2019I, 5.000%,
5/01/48
5/29 at 100.00 Aa1   5,189,917
7,500 Monroe Public Schools, Monroe County, Michigan, General Obligation
Bonds, School Building & Site Series 2020I, 5.000%, 5/01/50
5/30 at 100.00 AA   8,027,250
2,945 Muskegon Community College District, Michigan, General Obligation
Bonds, Community Facility Series 2013I, 5.000%, 5/01/38
5/24 at 100.00 AA   2,977,778
Muskegon County, Michigan, General Obligation Wastewater Bonds,
Management System 1, Refunding Series 2015:
1,350 5.000%, 11/01/33 11/25 at 100.00 AA   1,410,926
1,730 5.000%, 11/01/36 11/25 at 100.00 AA   1,803,421
Northern Michigan University, General Revenue Bonds, Series 2018A:
400 5.000%, 12/01/33 6/28 at 100.00 A   441,660
650 5.000%, 12/01/35 6/28 at 100.00 A   710,365
1,200 Novi Community School District, Oakland County, Michigan, General
Obligation Bonds, School Building & Site Series 2022-II, 4.000%,
5/01/47
5/32 at 100.00 Aa2   1,160,760
5,400 Oakland University, Michigan, General Revenue Bonds, Series 2016,
5.000%, 3/01/47
3/26 at 100.00 A1   5,515,560
3,805 Rockford Public Schools, Kent County, Michigan, General Obligation
Bonds, School Building & Site Series 2023II, 5.000%, 5/01/44 (WI/DD,
Settling 5/18/23)
5/33 at 100.00 AA   4,141,210
5,380 Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue
Bonds, William Beaumont Hospital Obligated Group, Refunding
Series 2014D, 5.000%, 9/01/39, (Pre-refunded 3/01/24)
3/24 at 100.00 Aa3  (4) 5,450,639
1,510 Royal Oak, Oakland County, Michigan, General Obligation Bonds,
Taxable Limited Tax Series 2018, 5.000%, 4/01/43
4/28 at 100.00 AA   1,633,367
810 Saginaw Valley State University, Michigan, General Revenue Bonds,
Refunding Series 2016A, 5.000%, 7/01/35
7/26 at 100.00 A   851,950
1,435 South Haven Public Schools, Van Buren Couty, Michigan, General
Obligation Bonds, School Building & Site, Series 2014A, 5.000%,
5/01/41 - BAM Insured
5/24 at 100.00 AA   1,456,468
550 Troy School District, Oakland County, Michigan, General Obligation
Bonds, Refunding Series 2015, 5.000%, 5/01/26
5/25 at 100.00 AA   573,650
4,000 University of Michigan, General Revenue Bonds, Series 2014A, 5.000%,
4/01/44, (Pre-refunded 4/01/24)
4/24 at 100.00 AAA  (4) 4,071,040
University of Michigan, Michigan, General Revenue Bonds, Series
2017A:
2,000 5.000%, 4/01/34 4/27 at 100.00 AAA   2,187,280
2,000 5.000%, 4/01/35 4/27 at 100.00 AAA   2,178,540
1,065 5.000%, 4/01/36, (Pre-refunded 4/01/27) 4/27 at 100.00 AAA  (4) 1,164,247
2,000 5.000%, 4/01/42, (Pre-refunded 4/01/27) 4/27 at 100.00 AAA  (4) 2,186,380
5,000 5.000%, 4/01/47, (Pre-refunded 4/01/27) 4/27 at 100.00 AAA  (4) 5,465,950
7,200 5.000%, 4/01/47, (Pre-refunded 4/01/27), (UB) 4/27 at 100.00 AAA  (4) 7,870,968
1,600 Walled Lake Consolidated School District, Oakland County, Michigan,
General Obligation Bonds, School Building & Site Series 2014,
5.000%, 5/01/40, (Pre-refunded 11/01/23)
11/23 at 100.00 Aa1  (4) 1,614,208
2,000 Walled Lake Consolidated School District, Oakland County, Michigan,
General Obligation Bonds, School Building & Site Series 2019,
5.000%, 5/01/49
5/29 at 100.00 Aa1   2,154,880
Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Michigan (continued)
$ 1,000 Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Senior Series 2017A, 5.000%,
12/01/42
12/27 at 100.00 A   $ 1,046,050
4,000 Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Series 2012A, 5.000%, 12/01/42
- AGM Insured
5/23 at 100.00 A   4,003,600
2,200 Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Series 2015D, 5.000%, 12/01/45
12/25 at 100.00 A   2,252,910
3,700 Wayne State University, Michigan, General Revenue Bonds, Series
2013A, 5.000%, 11/15/40
11/23 at 100.00 A+   3,712,580
5,000 Wayne State University, Michigan, General Revenue Bonds, Series
2018A, 5.000%, 11/15/43
11/28 at 100.00 A+   5,279,100
2,590 West Bloomfield School District, Oakland County, Michigan, General
Obligation Bonds, School Building & Site Series 2017, 5.000%,
5/01/36 - AGM Insured
5/27 at 100.00 A1   2,818,723
Western Michigan University, General Revenue Bonds, Refunding
Series 2013:
750 5.250%, 11/15/33, (Pre-refunded 11/15/23) - AGM Insured 11/23 at 100.00 Aa3  (4) 758,355
4,250 5.000%, 11/15/39, (Pre-refunded 11/15/23) - AGM Insured 11/23 at 100.00 Aa3  (4) 4,291,735
Western Michigan University, General Revenue Bonds, Refunding
Series 2015A:
1,500 5.000%, 11/15/40 5/25 at 100.00 A   1,535,355
850 5.000%, 11/15/45 5/25 at 100.00 A   869,193
3,335 Western Michigan University, General Revenue Bonds, Refunding
Series 2019A, 5.000%, 11/15/44
11/29 at 100.00 A   3,527,263
350 Williamston Community School District, Michigan, Unlimited Tax
General Obligation QSBLF Bonds, Series 1996, 5.500%, 5/01/25 -
NPFG Insured
No Opt. Call Aa2   358,876
2,700 Wyandotte, Michigan, Electric Revenue Bonds, Refunding Series 2015A,
5.000%, 10/01/44 - BAM Insured
10/25 at 100.00 AA   2,802,411
Total Michigan 486,242,494
Minnesota - 4.5% (2.8% of Total Investments)
285 Baytown Township, Minnesota Charter School Lease Revenue Bonds,
Saint Croix Preparatory Academy, Refunding Series 2016A, 4.000%,
8/01/36
8/26 at 100.00 BB+   242,997
3,565 Brooklyn Center, Minnesota, Charter School Lease Revenue Bonds,
Tesfa International dba Twin Lakes STEM Academy Project, Series
2021A, 5.250%, 6/15/56
6/29 at 100.00 N/R   2,562,059
730 Brooklyn Center, Minnesota, Charter School Lease Revenue Bonds,
Tesfa International dba Twin Lakes STEM Academy Project, Taxable
Series 2021B, 6.000%, 6/15/31
6/29 at 100.00 N/R   669,928
2,000 Carlton County, Minnesota, General Obligation Bonds, Minnesota State
Credit Enhancement Program Series 2022A, 4.000%, 2/01/47
2/32 at 100.00 Aa1   2,024,360
350 Chatfield, Minnesota, Healthcare and Housing Facilities Revenue Bonds,
Chosen Valley Care Center Project, Refunding Series 2019, 4.000%,
9/01/39
9/26 at 102.00 N/R   261,566
4,005 City of Milaca, Minnesota Refunding Revenue Bonds, Grandview
Christian Home Project, Series 2016, 5.000%, 10/01/41
10/24 at 102.00 N/R   3,517,391
Dakota County Community Development Agency, Minnesota, Senior
Housing Revenue Bonds, Walker Highview Hills LLC Project, Refunding
Series 2016A:
1,375 3.500%, 8/01/25, 144A 5/23 at 100.00 N/R   1,336,981
1,000 5.000%, 8/01/46, 144A 5/23 at 100.00 N/R   902,020

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Minnesota (continued)
Duluth Economic Development Authority, Minnesota, Health Care
Facilities Revenue Bonds, Essentia Health Obligated Group, Series
2018A:
$ 2,000 4.250%, 2/15/43 2/28 at 100.00 A-   $ 1,994,660
1,300 5.000%, 2/15/43 2/28 at 100.00 A-   1,342,315
10,700 5.000%, 2/15/53 2/28 at 100.00 A-   10,899,448
3,000 5.250%, 2/15/53 2/28 at 100.00 A-   3,117,870
7,240 5.250%, 2/15/58 2/28 at 100.00 A-   7,508,676
3,600 Duluth Economic Development Authority, Minnesota, Health Care
Facilities Revenue Bonds, Saint Luke's Hospital of Duluth Obligated
Group, Series 2022B, 5.250%, 6/15/47
6/32 at 100.00 BBB-   3,701,124
535 Independence, Minnesota, Charter School Lease Revenue Bonds,
Paladin Career & Technical High School Project, Series 2021A,
4.000%, 6/01/41
6/29 at 102.00 N/R   410,500
9,840 Independent School District 621, Mounds View, Minnesota, General
Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/41
2/27 at 100.00 AAA   9,973,627
2,800 Itasca County Independent School District 318, Minnesota, General
Obligation Bonds, Series 2018A, 4.000%, 2/01/37
2/27 at 100.00 AAA   2,879,324
405 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Cyber
Village Academy Project, Series 2022A, 5.500%, 6/01/57
6/32 at 100.00 N/R   387,593
2,250 Minneapolis, Minnesota, Health Care System Revenue Bonds, Allina
Health System, Series 2021, 4.000%, 11/15/40
11/31 at 100.00 A1   2,216,497
Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview
Health Services, Series 2018A:
2,530 4.000%, 11/15/48 11/28 at 100.00 BBB+   2,209,778
3,395 5.000%, 11/15/49 11/28 at 100.00 BBB+   3,468,162
Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Refunding Subordinate Lien Series 2019A:
1,000 5.000%, 1/01/33 7/29 at 100.00 A+   1,121,940
1,245 5.000%, 1/01/44 7/29 at 100.00 A+   1,323,597
3,500 5.000%, 1/01/49 7/29 at 100.00 A+   3,674,755
Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Senior Lien Series 2016C:
1,630 5.000%, 1/01/37 1/27 at 100.00 AA-   1,728,273
7,000 5.000%, 1/01/41 1/27 at 100.00 AA-   7,306,810
Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Subordinate Lien Series 2022A:
2,000 4.125%, 1/01/47 1/32 at 100.00 A+   1,952,860
2,000 4.250%, 1/01/52 1/32 at 100.00 A+   1,958,640
10,385 5.000%, 1/01/52 1/32 at 100.00 A+   11,085,988
Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2022B:
610 4.125%, 10/01/42 10/30 at 100.00 A2   606,212
1,000 4.125%, 10/01/42 10/30 at 100.00 A2   993,790
2,140 5.000%, 10/01/47 10/30 at 100.00 A2   2,258,599
1,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2020D, 4.000%, 8/01/42
8/30 at 100.00 AA+   994,400
280 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021A, 3.000%, 8/01/37
8/31 at 100.00 AA+   259,924
650 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021B, 3.000%, 8/01/35
8/31 at 100.00 AA+   624,494
3,165 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021C, 4.000%, 8/01/43
8/31 at 100.00 AA+   3,130,280
Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Minnesota (continued)
$ 4,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2022C, 5.000%, 8/01/42
8/32 at 100.00 AA+   $ 4,433,040
2,855 Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series
2017A, 5.000%, 12/01/47
12/26 at 100.00 Aa3   2,970,656
10,000 Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo
Clinic, Series 2022, 5.000%, 11/15/57
11/32 at 100.00 AA   10,893,400
Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare
Health System, Series 2019:
10,325 5.000%, 5/01/48 5/29 at 100.00 A2   10,650,031
6,000 4.000%, 5/01/49 5/29 at 100.00 A2   5,644,020
4,825 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Community School of Excellence,
Series 2023, 5.500%, 3/01/53, 144A
3/33 at 100.00 N/R   4,510,362
1,000 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Hmong College Prep Academy Project,
Refunding Series 2020A, 5.000%, 9/01/40
9/30 at 100.00 BB+   947,720
Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Hmong College Prep Academy Project,
Series 2016A:
2,000 5.750%, 9/01/46 9/26 at 100.00 BB+   2,005,940
3,850 6.000%, 9/01/51 9/26 at 100.00 BB+   3,883,033
530 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Hope Community Academy Project,
Series 2020A, 3.875%, 12/01/30
12/28 at 102.00 BB-   474,435
4,170 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Nova Classical Academy, Series 2016A,
4.125%, 9/01/47
9/24 at 102.00 BB+   3,343,714
3,000 Saint Paul Housing and Redevelopment Authority, Minnesota, Health
Care Facility Revenue Bonds, HealthPartners Obligated Group,
Refunding Series 2015A, 5.000%, 7/01/30
7/25 at 100.00 A   3,114,840
Saint Paul Housing and Redevelopment Authority, Minnesota, Health
Care Revenue Bonds, Fairview Health Services, Series 2017A:
595 4.000%, 11/15/35 11/27 at 100.00 BBB+   592,793
1,470 4.000%, 11/15/43 11/27 at 100.00 BBB+   1,335,083
Saint Paul, Minnesota, Housing and Redevelopment Authority,
Minnesota Charter School Lease Revenue Bonds, Series 2022A:
210 6.500%, 6/01/29 No Opt. Call N/R   209,462
1,070 6.375%, 6/01/42 6/29 at 103.00 N/R   1,055,994
3,055 6.500%, 6/01/57 6/29 at 103.00 N/R   3,009,481
850 Sartell, Minnesota, Health Care Facilities Revenue Bonds, Country
Manor Campus LLC Project, Refunding Series 2017, 5.000%, 9/01/42
9/27 at 100.00 N/R   720,672
St. Paul Housing and Redevelopment Authority, Minnesota, Hospital
Revenue Bonds, HealthEast Inc., Series 2015A:
3,595 5.000%, 11/15/40, (Pre-refunded 11/15/25) 11/25 at 100.00 N/R  (4) 3,784,780
5,315 5.000%, 11/15/44, (Pre-refunded 11/15/25) 11/25 at 100.00 N/R  (4) 5,595,579
Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone Senior
Living Community, Refunding Series 2019:
300 5.000%, 8/01/32 8/24 at 102.00 N/R   302,748
150 5.000%, 8/01/33 8/24 at 102.00 N/R   151,149
250 5.000%, 8/01/35 8/24 at 102.00 N/R   250,797
600 4.000%, 8/01/39 8/24 at 102.00 N/R   522,228
2,000 5.000%, 8/01/49 8/24 at 102.00 N/R   1,872,300
Total Minnesota 172,921,695

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Mississippi - 0.2% (0.1% of Total Investments)
$ 8,000 Medical Center Educational Building Corporation, Mississippi, Revenue
Bonds, University of Mississippi Medical Center New Facilities &
Refinancing Project, Series 2017A, 4.000%, 6/01/47
6/27 at 100.00 Aa2   $ 7,625,600
Total Mississippi 7,625,600
Missouri - 5.4% (3.3% of Total Investments)
Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital
Center, Refunding Series 2016:
2,470 4.000%, 8/01/33 8/26 at 100.00 Ba3   2,001,910
4,590 5.000%, 8/01/35 8/26 at 100.00 Ba3   3,970,809
640 4.000%, 8/01/38 8/26 at 100.00 Ba3   478,298
Hannibal Industrial Development Authority, Missouri, Health Facilities
Revenue Bonds, Hannibal Regional Healthcare System, Series 2017:
2,860 5.000%, 10/01/42 10/27 at 100.00 BBB+   2,928,983
1,000 5.000%, 10/01/47 10/27 at 100.00 BBB+   1,019,200
Kansas City Municipal Assistance Corporation, Missouri, Leasehold
Revenue Bonds, Improvement Series 2004B-1:
8,150 0.000%, 4/15/27 - AMBAC Insured No Opt. Call A2   7,258,879
5,000 0.000%, 4/15/31 - AMBAC Insured No Opt. Call A2   3,975,050
Kansas City, Missouri, Sanitary Sewer System Revenue Bonds,
Improvement Series 2018A:
2,475 4.000%, 1/01/38 1/28 at 100.00 AA   2,522,495
4,470 4.000%, 1/01/42 1/28 at 100.00 AA   4,495,479
1,475 Kansas City, Missouri, Special Obligation Bonds, Kansas City Missouri
Projects, Series 2021A, 5.000%, 4/01/40
4/31 at 100.00 A1   1,605,464
1,750 Kansas City, Missouri, Water Revenue Bonds, Series 2023A, 4.000%,
12/01/47
12/33 at 100.00 Aa2   1,737,995
2,700 Maryland Heights, Missouri, Tax Increment and Special District Revenue
Bonds, Westport Plaza Redevelopment Area, Series 2020, 4.125%,
11/01/38
11/29 at 100.00 N/R   2,278,098
2,675 Metropolitan St. Louis Sewerage District, Missouri, Wastewater System
Revenue Bonds, Series 2019B, 5.000%, 5/01/49
5/29 at 100.00 AA+   2,868,724
5,385 Metropolitan St. Louis Sewerage District, Missouri, Wastewater System
Revenue Bonds, Series 2020B, 5.000%, 5/01/49
5/30 at 100.00 AA+   5,863,403
2,160 Missouri Development Finance Board, Infrastructure Facilities Revenue
Bonds, City of  Independence Annual Appropriation Electric System,
Refunding Series 2022, 5.000%, 6/01/34 - AGM Insured
6/32 at 100.00 AA   2,523,744
3,000 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Refunding Series
1998A, 2.900%, 9/01/33
7/27 at 102.00 A   2,871,810
1,350 Missouri Health and Education Facilities Authority, Health Facilities
Revenue Bonds, Saint Luke's Health System, Inc., Series 2016, 5.000%,
11/15/35
5/26 at 100.00 A+   1,412,276
1,400 Missouri Health and Educational Facilities Authority, Educational
Facilities Revenue Bonds, Kansas City University of Medicine and
Biosciences, Series 2017A, 5.000%, 6/01/42
6/27 at 100.00 A1   1,499,974
3,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Series 2015A, 4.000%, 1/01/45
1/25 at 100.00 AA   2,850,270
Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Series 2021A:
1,830 4.000%, 7/01/40 7/31 at 100.00 AA   1,809,742
1,510 4.000%, 7/01/46 7/31 at 100.00 AA   1,423,371
Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Missouri (continued)
$ 1,500 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Variable Rate Demand
Obligation Series 2013C, 4.000%, 1/01/50, (Mandatory Put 1/01/46)
7/26 at 100.00 AA   $ 1,432,140
14,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Variable Rate Demand
Obligation Series 2017D, 4.000%, 1/01/58, (Mandatory Put 1/01/48),
(UB) (8)
1/28 at 100.00 AA   12,864,040
Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, CoxHealth, Fixed Series 2019A:
4,165 4.000%, 11/15/44 5/29 at 100.00 A2   3,968,620
4,220 4.000%, 11/15/49 5/29 at 100.00 A2   3,907,425
17,300 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, CoxHealth, Series 2013A, 5.000%, 11/15/48
11/23 at 100.00 A2   16,940,333
5,110 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, CoxHealth, Series 2015A, 5.000%, 11/15/39
11/25 at 100.00 A2   5,220,785
Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2017C:
1,050 4.000%, 11/15/36 11/27 at 100.00 A+   1,059,775
2,980 4.000%, 11/15/37 11/27 at 100.00 A+   2,995,854
2,620 5.000%, 11/15/42 11/27 at 100.00 A+   2,709,892
2,500 5.000%, 11/15/47 11/27 at 100.00 A+   2,568,875
28,565 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2020, 4.000%, 6/01/53
6/30 at 100.00 A+   26,621,437
Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mosaic Health System, Series 2019A:
1,500 4.000%, 2/15/44 2/29 at 100.00 A1   1,452,735
2,000 4.000%, 2/15/49 2/29 at 100.00 A1   1,858,380
9,425 4.000%, 2/15/54 2/29 at 100.00 A1   8,598,805
3,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, SSM Health Care, Series 2014A, 4.000%, 6/01/33,
(Pre-refunded 6/01/24)
6/24 at 100.00 A+  (4) 3,019,320
3,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, SSM Health Care, Series 2022A, 4.000%, 6/01/52
6/32 at 100.00 A+   2,786,910
10,000 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Children's Mercy Hospital, Series 2017A, 4.000%, 5/15/42
5/25 at 102.00 AA-   9,775,800
Missouri Health and Educational Facilities Authority, Revenue Bonds,
Lutheran Senior Services Projects, Series 2014A:
1,540 5.000%, 2/01/35 2/24 at 100.00 BBB   1,499,852
2,000 5.000%, 2/01/44 2/24 at 100.00 BBB   1,839,860
1,150 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Lutheran Senior Services Projects, Series 2016A, 5.000%, 2/01/46
2/26 at 100.00 BBB   1,046,627
700 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Lutheran Senior Services Projects, Series 2016B, 5.000%, 2/01/34
2/26 at 100.00 BBB   685,706
1,950 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Lutheran Senior Services Projects, Series 2019A, 5.000%, 2/01/42
2/24 at 104.00 BBB   1,808,664
Missouri Health and Educational Facilities Authority, Revenue Bonds,
Lutheran Senior Services Projects, Series 2019C:
1,500 5.000%, 2/01/42 2/29 at 102.00 BBB   1,391,280
1,000 4.000%, 2/01/48 2/29 at 100.00 BBB   759,590
7,085 Missouri Joint Municipal Electric Utility Commission, Power Project
Revenue Bonds, Pairie State Power Project, Refunding Series 2016A,
5.000%, 12/01/34
6/26 at 100.00 A2   7,400,424

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Missouri (continued)
$ 2,415 Saint Charles County Public Water Supply District 2, Missouri,
Certificates of Participation, Missouri Project Series 2019, 4.000%,
12/01/41
12/25 at 100.00 AA+   $ 2,412,440
4,450 Saint Charles County Public Water Supply District 2, Missouri,
Certificates of Participation, Missouri Project, Series 2022, 5.000%,
12/01/44
12/30 at 100.00 AA+   4,817,303
Saint Charles County Public Water Supply District 2, Missouri,
Certificates of Participation, Refudning Series 2016C:
1,675 4.000%, 12/01/31 12/25 at 100.00 AA+   1,724,144
2,535 5.000%, 12/01/32 12/25 at 100.00 AA+   2,650,596
3,500 Saint Louis County Industrial Development Authority, Missouri, Health
Facilities Revenue Bonds, Ranken-Jordan Project, Refunding &
Improvement Series 2016, 5.000%, 11/15/41
11/25 at 100.00 N/R   3,496,605
220 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Friendship Village of Sunset Hills, Series 2013A, 5.875%,
9/01/43
9/23 at 100.00 BB+   220,156
7,250 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Friendship Village Saint Louis Obligated Group, Series 2018A,
5.250%, 9/01/53
9/25 at 103.00 BB+   6,321,638
2,300 Taney County Industrial Development Authority, Missouri, Sales Tax
Revenue Improvement Bonds, Big Cedar Infrastructure Project Series
2023, 6.000%, 10/01/49, 144A
10/30 at 100.00 N/R   2,269,847
675 The Industrial Development Authority of the City of Saint Louis,
Missouri, Development Financing Revenue Bonds, Ballpark Village
Development Project, Series 2017A, 3.875%, 11/15/29
11/26 at 100.00 N/R   586,116
Total Missouri 206,107,948
Montana - 0.6% (0.4% of Total Investments)
2,975 Kalispell, Montana, Housing and Healthcare Facilities Revenue Bonds,
Immanuel Lutheran Corporation, Series 2017A, 5.250%, 5/15/47
5/25 at 102.00 N/R   2,426,678
4,965 Montana Facility Finance Authority, Healthcare Facility Revenue Bonds,
Kalispell Regional Medical Center, Series 2018B, 5.000%, 7/01/48
7/28 at 100.00 BBB   4,998,961
2,580 Montana Facility Finance Authority, Hospital Revenue Bonds, Benefis
Health System Obligated Group, Refunding Series 2016, 5.000%,
2/15/41
2/27 at 100.00 A+   2,626,259
3,310 Montana Facility Finance Authority, Montana, Health Facilities Reveue
Bonds, Bozeman Deaconess Health Services Obligated Group, Series
2018, 5.000%, 6/01/48
6/28 at 100.00 A   3,362,199
1,825 Montana Facility Finance Authority, Revenue Bonds, Billings Clinic
Obligated Group, Series 2018A, 5.000%, 8/15/48
8/28 at 100.00 AA-   1,880,608
6,530 Montana State University, General Revenue Bonds, Series 2022,
5.250%, 11/15/52 - AGM Insured
11/32 at 100.00 Aa3   7,249,932
Total Montana 22,544,637
Nebraska - 1.1% (0.7% of Total Investments)
14,165 Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds,
Refunding Crossover Series 2017A, 5.000%, 9/01/42
No Opt. Call BBB+   14,770,129
3,000 Douglas County Hospital Authority 2, Nebraska, Health Facilities
Revenue Bonds, Children's Hospital Obligated Group, Series 2017,
5.000%, 11/15/47
5/27 at 100.00 A1   3,072,060
Douglas County Hospital Authority 3, Nebraska, Health Facilities
Revenue Bonds, Nebraska Methodist Health System, Refunding Series
2015:
3,500 5.000%, 11/01/45 11/25 at 100.00 A   3,543,505
1,400 5.000%, 11/01/48 11/25 at 100.00 A   1,415,134
Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Nebraska (continued)
Madison County Hospital Authority 1, Nebraska, Hospital Revenue
Bonds, Faith Regional Health Services Project, Refunding Series 2017A:
$ 2,150 5.000%, 7/01/29 7/27 at 100.00 BBB   $ 2,260,596
2,000 5.000%, 7/01/30 7/27 at 100.00 BBB   2,103,020
Madison County Hospital Authority 1, Nebraska, Hospital Revenue
Bonds, Faith Regional Health Services Project, Series 2018:
1,000 5.000%, 7/01/32 7/25 at 100.00 BBB   1,029,250
820 5.000%, 7/01/33 7/25 at 100.00 BBB   843,567
2,000 5.000%, 7/01/34 7/25 at 100.00 BBB   2,056,900
5,110 Municipal Energy Agency of Nebraska, Power Supply System Revenue
Bonds, Refunding Series 2016A, 5.000%, 4/01/38
10/26 at 100.00 A   5,427,177
4,000 Omaha Public Power District, Nebraska, Electric System Revenue
Bonds, Series 2022B, 5.250%, 2/01/52
2/32 at 100.00 AA   4,489,040
Total Nebraska 41,010,378
Nevada - 2.0% (1.3% of Total Investments)
6,480 Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe Regional
Healthcare Project, Series 2017A, 5.000%, 9/01/47
9/27 at 100.00 BBB+   6,622,625
7,525 Clark County, Nevada, General Obligation Bonds, Stadium
Improvement, Limited Tax Additionally Secured by Pledged
Revenues, Series 2018A, 5.000%, 5/01/48
6/28 at 100.00 AA+   7,971,533
365 Director of the State of Nevada Department of Business and Industry,
Charter School Lease Revenue Bonds, Somerset Academy, Series
2018A, 5.000%, 12/15/38, 144A
12/25 at 100.00 BB   348,590
Henderson, Nevada, Limited Obligation Bonds, Local Improvement
District T-18 Inspirada, Refunding Series 2016:
2,295 4.000%, 9/01/26 No Opt. Call N/R   2,271,981
1,520 4.000%, 9/01/27 9/26 at 100.00 N/R   1,494,023
2,650 4.000%, 9/01/29 9/26 at 100.00 N/R   2,564,405
2,905 4.000%, 9/01/30 9/26 at 100.00 N/R   2,791,066
18,000 Las Vegas Convention and Visitors Authority, Nevada, Convention
Center Expansion Revenue Bonds, Series 2018B, 5.000%, 7/01/43
7/28 at 100.00 A   18,882,900
Las Vegas Valley Water District, Nevada, General Obligation Bonds,
Refunding Series 2015:
5,000 5.000%, 6/01/32 12/24 at 100.00 AA   5,141,750
6,620 5.000%, 6/01/39 (8) 12/24 at 100.00 AA   6,751,209
11,915 5.000%, 6/01/39, (UB) 12/24 at 100.00 AA   12,151,155
Las Vegas Valley Water District, Nevada, General Obligation Bonds,
Tender Option Bond Trust 2015-XF0233:
3,995 12.035%, 6/01/24, 144A, (IF) (8) No Opt. Call AA   4,311,524
1,000 12.144%, 6/01/24, 144A, (IF) (8) No Opt. Call AA   1,079,280
2,500 12.041%, 6/01/39, 144A, (IF) (8) 12/24 at 100.00 AA   2,698,200
1,250 12.041%, 6/01/39, 144A, (IF) (8) 12/24 at 100.00 AA   1,349,100
1,250 12.041%, 6/01/39, 144A, (IF) (8) 12/24 at 100.00 AA   1,349,100
Total Nevada 77,778,441
New Hampshire - 0.1% (0.1% of Total Investments)
1,500 New Hampshire Health and Education Facilities Authority, Revenue
Bonds, Concord Hospital, Series 2017, 5.000%, 10/01/47
10/27 at 100.00 A2   1,545,135
New Hampshire Health and Education Facilities Authority, Revenue
Bonds, Dartmouth-Hitchcock Obligated Group, Series 2018A:
1,115 5.000%, 8/01/36 2/28 at 100.00 A   1,177,117
2,935 5.000%, 8/01/37 2/28 at 100.00 A   3,083,951
Total New Hampshire 5,806,203

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey - 7.2% (4.5% of Total Investments)
$ 10,600 New Jersey Economic Development Authority, Revenue Bonds, New
Jersey Transit Corporation Projects Sublease, Refunding Series
2017B, 5.000%, 11/01/25
No Opt. Call A-   $ 11,047,320
6,000 New Jersey Economic Development Authority, Revenue Bonds,
Provident Group - Montclair Properties LLC, Montclair State University
Student Housing Project, Refunding Series 2017, 5.000%, 6/01/42 -
AGM Insured
6/27 at 100.00 A1   6,166,320
20,890 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2016BBB, 5.500%, 6/15/30,
(Pre-refunded 12/15/26)
12/26 at 100.00 A-  (4) 22,985,267
New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2014UU:
5,515 5.000%, 6/15/30, (Pre-refunded 6/15/24) 6/24 at 100.00 A-  (4) 5,630,098
4,065 5.000%, 6/15/40 6/24 at 100.00 A-   4,149,837
935 5.000%, 6/15/40, (Pre-refunded 6/15/24) 6/24 at 100.00 N/R  (4) 954,513
New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2018EEE:
630 5.000%, 6/15/43 12/28 at 100.00 A-   662,376
370 5.000%, 6/15/43, (Pre-refunded 12/15/28) 12/28 at 100.00 N/R  (4) 420,886
2,415 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Social Series 2021QQQ, 4.000%, 6/15/50
12/30 at 100.00 A-   2,283,093
2,500 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Hackensack Meridian Health Obligated Group, Refunding Series
2017A, 5.000%, 7/01/37
7/27 at 100.00 AA-   2,657,600
720 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Robert Wood Johnson University Hospital, Series 2013A, 5.500%,
7/01/43
7/23 at 100.00 AA-   721,325
10,970 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
RWJ Barnabas Health Obligated Group, Refunding Series 2016A,
5.000%, 7/01/43
7/26 at 100.00 AA-   11,315,445
12,775 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
RWJ Barnabas Health Obligated Group, Series 2021A, 4.000%,
7/01/51
7/31 at 100.00 AA-   12,145,831
695 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
University Hospital Issue, Refunding Series 2015A, 5.000%, 7/01/46 -
AGM Insured
7/25 at 100.00 BB-   702,513
New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2016A-1:
3,050 5.000%, 6/15/28 6/26 at 100.00 A2   3,223,850
7,795 5.000%, 6/15/29 6/26 at 100.00 A2   8,237,600
5,450 New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Series 2022BB, 4.000%, 6/15/46
12/31 at 100.00 A-   5,229,493
4,390 New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Series 2022CC, 5.500%, 6/15/50
12/32 at 100.00 A-   4,868,949
New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Capital Appreciation Series 2010A:
5,000 0.000%, 12/15/26 No Opt. Call A-   4,428,200
16,495 0.000%, 12/15/33 No Opt. Call A-   11,200,270
New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Refunding Series 2006C:
1,815 0.000%, 12/15/26 No Opt. Call AA+   1,643,355
10,000 0.000%, 12/15/30 - FGIC Insured No Opt. Call A-   7,737,600
38,000 0.000%, 12/15/33 - AGM Insured No Opt. Call A   26,154,640
45,000 0.000%, 12/15/35 - AMBAC Insured No Opt. Call A-   27,638,550
Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
$ 10,000 0.000%, 12/15/36 - AMBAC Insured No Opt. Call A-   $ 5,689,000
5,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2010D, 5.000%, 12/15/23
No Opt. Call A-   5,043,450
7,500 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2013AA, 5.500%, 6/15/39
6/23 at 100.00 A-   7,513,350
5,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019A, 5.000%, 12/15/32
12/29 at 100.00 A-   5,552,150
5,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019BB, 4.000%, 6/15/44
12/28 at 100.00 A-   4,854,550
10,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2020AA, 4.000%, 6/15/50
12/30 at 100.00 A-   9,453,800
14,000 New Jersey Turnpike Authority, Revenue Bonds, Refunding Series
2005D-1, 5.250%, 1/01/26 - AGM Insured
No Opt. Call A1   14,790,440
1,160 New Jersey Turnpike Authority, Revenue Bonds, Series 2017B, 4.000%,
1/01/34
1/28 at 100.00 A1   1,205,878
1,500 New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2017G,
4.000%, 1/01/33
1/28 at 100.00 A1   1,566,405
5,500 New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2022B,
5.000%, 1/01/46, (UB) (8)
1/33 at 100.00 A1   6,101,260
3,000 Rahway Valley Sewerage Authority, New Jersey, Sewer Revenue Bonds,
Series 2005A, 0.000%, 9/01/25 - NPFG Insured
No Opt. Call Aa3   2,788,470
3,905 South Jersey Transportation Authority, New Jersey, Transportation
System Revenue Bonds, Series 2020A, 5.000%, 11/01/45
11/30 at 100.00 Baa2   4,066,394
5,000 South Jersey Transportation Authority, New Jersey, Transportation
System Revenue Bonds, Series 2022A, 5.250%, 11/01/52
11/32 at 100.00 Baa2   5,312,250
Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A:
10,355 5.000%, 6/01/46 6/28 at 100.00 BBB+   10,667,825
4,710 5.250%, 6/01/46 6/28 at 100.00 BBB+   4,927,366
2,615 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46
6/28 at 100.00 BBB-   2,604,226
Total New Jersey 274,341,745
New Mexico - 0.2% (0.1% of Total Investments)
3,955 New Mexico Hospital Equipment Loan Council, Hospital Revenue
Bonds, Presbyterian Healthcare Services, Series 2019A, 4.000%,
8/01/48
8/29 at 100.00 Aa3   3,615,186
2,500 University of New Mexico, Revenue Bonds, System Improvement Series
2023, 5.500%, 6/01/53 - AGM Insured
6/33 at 100.00 Aa3   2,841,750
Total New Mexico 6,456,936
New York - 10.1% (6.2% of Total Investments)
7,000 Brooklyn Arena Local Development Corporation, New York, Payment
in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009,
0.000%, 7/15/45
No Opt. Call Ba1   2,258,620
Dormitory Authority of the State of New York, Revenue Bonds, New
School University, Series 2015A:
11,930 5.000%, 7/01/50 7/25 at 100.00 BBB+   12,066,956
900 5.000%, 7/01/50, (Pre-refunded 7/01/25) 7/25 at 100.00 N/R  (4) 940,734
4,000 Dormitory Authority of the State of New York, Revenue Bonds, New York
University, Series 2013A, 5.000%, 7/01/43, (Pre-refunded 7/01/23)
7/23 at 100.00 Aa2  (4) 4,011,920

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 1,000 Dormitory Authority of the State of New York, Revenue Bonds, Orange
Regional Medical Center Obligated Group, Series 2017, 5.000%,
12/01/33, 144A
6/27 at 100.00 BBB-   $ 1,005,200
Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose Series 2015B Group C:
14,070 5.000%, 2/15/36 2/25 at 100.00 AA+   14,509,969
5 5.000%, 2/15/36, (Pre-refunded 2/15/25) 2/25 at 100.00 N/R  (4) 5,191
Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose Series 2022A:
10,000 4.000%, 3/15/39 3/32 at 100.00 AA+   10,133,700
19,335 5.000%, 3/15/46 3/32 at 100.00 AA+   21,193,867
4,115 4.000%, 3/15/49 3/32 at 100.00 AA+   4,020,890
14,800 Dormitory Authority of the State of New York, State Personal Income
Tax Revenue Bonds, General Purpose, Series 2019A. Bidding Group
1,2,3,4, 4.000%, 3/15/48
3/29 at 100.00 Aa1   14,486,092
41,175 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2019D, 4.000%, 2/15/47
2/30 at 100.00 Aa1   40,464,320
10,000 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2018E Group 2, 5.000%, 3/15/40
9/28 at 100.00 AA+   10,829,800
1,645 Genesee County Funding Corporation, New York, Revenue Bonds,
Rochester Regional Health Project, Series 2022A, 5.250%, 12/01/52
12/32 at 100.00 BBB+   1,687,638
10,000 Liberty Development Corporation, New York, Goldman Sachs
Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35
No Opt. Call BBB+   11,489,300
Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2014A:
1,045 4.000%, 9/01/39 - AGM Insured 9/24 at 100.00 A   1,039,942
780 5.000%, 9/01/44 9/24 at 100.00 A   788,346
5,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2018, 5.000%, 9/01/37
9/28 at 100.00 A   5,474,700
1,000 Monroe County Industrial Development Corporation, New York,
Revenue Bonds,  University of Rochester Project, Series 2013A,
5.000%, 7/01/43, (Pre-refunded 7/01/23)
7/23 at 100.00 AA-  (4) 1,002,850
7,225 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal
2014 Series BB, 5.000%, 6/15/46
6/23 at 100.00 AA+   7,239,884
5,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal
2020 Series EE, 4.000%, 6/15/42
6/30 at 100.00 AA+   5,008,500
5,500 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal
2020 Series GG-1, 4.000%, 6/15/50
6/30 at 100.00 AA+   5,406,280
5,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2018 Series C-3, 5.000%, 5/01/41
5/28 at 100.00 Aa1   5,355,800
7,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2021 Subseries C-1, 4.000%,
5/01/46
11/30 at 100.00 Aa1   6,868,820
9,500 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2021 Subseries E-1, 4.000%,
2/01/42
2/31 at 100.00 Aa1   9,386,190
1,500 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2022 Subseries F-1, 5.000%,
2/01/51
2/32 at 100.00 Aa1   1,633,605
Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 2,060 New York City, New York, General Obligation Bonds, Fiscal 2017 Series
B-1, 5.000%, 12/01/41
12/26 at 100.00 AA   $ 2,182,385
10,370 New York City, New York, General Obligation Bonds, Fiscal 2020 Series
A-1, 4.000%, 8/01/42
8/29 at 100.00 AA   10,287,973
3,500 New York City, New York, General Obligation Bonds, Fiscal 2020
SeriesD-1, 4.000%, 3/01/50
3/30 at 100.00 AA   3,407,460
New York City, New York, General Obligation Bonds, Fiscal 2021 Series
F-1:
12,000 4.000%, 3/01/47 3/31 at 100.00 AA   11,739,600
12,000 5.000%, 3/01/50 3/31 at 100.00 AA   13,005,240
10 New York City, New York, General Obligation Bonds, Fiscal Series
1996J, 5.500%, 2/15/26
5/23 at 100.00 AA   10,018
5 New York City, New York, General Obligation Bonds, Fiscal Series
1997H, 6.125%, 8/01/25
5/23 at 100.00 AA   5,011
23,920 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44, 144A
11/24 at 100.00 N/R   23,243,543
1,590 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, Secured by Port Authority Consolidated Bonds, Refunding
Series 1WTC-2021, 4.000%, 2/15/43 - BAM Insured
2/30 at 100.00 AA   1,574,593
10,000 New York State Thruway Authority, General Revenue Junior
Indebtedness Obligations, Series 2016A, 5.250%, 1/01/56
1/26 at 100.00 A-   10,355,100
5,900 New York State Thruway Authority, State Personal Income Tax Revenue
Bonds, Bidding Group 1 Series 2022A, 4.000%, 3/15/50
9/32 at 100.00 AA+   5,743,709
4,000 New York State Thruway Authority, State Personal Income Tax Revenue
Bonds, Transportation Series 2021A-1, 4.000%, 3/15/44
3/31 at 100.00 AA+   3,944,640
New York State Urban Development Corporation, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2022A:
25,035 5.000%, 3/15/45 9/32 at 100.00 Aa1   27,532,742
5,500 5.000%, 3/15/46 9/32 at 100.00 Aa1   6,035,480
7,500 New York State Urban Development Corporation, State Sales Tax
Revenue Bonds, Series 2019A, 5.000%, 3/15/40
9/29 at 100.00 Aa1   8,159,325
3,925 Port Authority of New York and New Jersey, Consolidated Revenue
Bonds, One Hundred Seventy Ninth Series 2013, 5.000%, 12/01/38
12/23 at 100.00 AA-   3,959,815
5,000 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, Refunding Series 2015A, 5.000%, 11/15/50
5/25 at 100.00 AA-   5,107,000
Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, Refunding Subordinate Lien Series 2013A:
10,725 0.000%, 11/15/31 No Opt. Call A+   8,021,335
1,105 0.000%, 11/15/32 No Opt. Call A+   791,677
1,300 Triborough Bridge and Tunnel Authority, New York, General Revenue
Bonds, MTA Bridges & Tunnels, Series 2020A, 5.000%, 11/15/54
11/30 at 100.00 AA-   1,384,669
3,500 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Green Bonds, Series 2022D-2, 5.250%, 5/15/47
11/32 at 100.00 AA+   3,946,285
9,695 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Series 2022 A, 5.000%, 5/15/57
5/32 at 100.00 AA+   10,438,897
5,500 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Subseries 2021A-1, 5.000%, 5/15/51
5/31 at 100.00 AA+   5,956,005
2,000 Triborough Bridge and Tunnel Authority, New York, Sales Tax Revenue
Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-City Sales Tax
Series 2023A, 5.000%, 5/15/48
5/33 at 100.00 AA+   2,202,700

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 10,000 Triborough Bridge and Tunnel Authority, New York, Sales Tax Revenue
Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-City Sales Tax,
Series 2022A, 5.250%, 5/15/57
11/32 at 100.00 AA+   $ 11,057,600
5,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006,
5.000%, 6/01/45
6/27 at 100.00 CCC+   4,700,600
Total New York 383,102,516
North Carolina - 4.4% (2.7% of Total Investments)
Buncombe County, North Carolina, Limited Obligation Bonds,
Refunding Series 2014A:
1,085 5.000%, 6/01/33, (Pre-refunded 6/01/24) 6/24 at 100.00 AA+  (4) 1,107,459
1,600 5.000%, 6/01/34, (Pre-refunded 6/01/24) 6/24 at 100.00 AA+  (4) 1,633,120
Catawba County, North Carolina, General Obligation Bonds, Limited
Obligation Series 2014A:
1,000 5.000%, 6/01/30 6/24 at 100.00 AA   1,021,040
730 5.000%, 6/01/31 6/24 at 100.00 AA   745,257
Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas
International, Refunding Series 2017A:
1,365 5.000%, 7/01/42, (UB) (8) 7/27 at 100.00 Aa3   1,434,342
5,390 5.000%, 7/01/47, (UB) (8) 7/27 at 100.00 Aa3   5,629,424
2,045 Charlotte, North Carolina, Storm Water Fee Revenue Bonds, Refunding
Series 2014, 5.000%, 12/01/39
12/24 at 100.00 AAA   2,087,884
Charlotte, North Carolina, Water and Sewer System Revenue Bonds,
Refunding Series 2015:
940 5.000%, 7/01/32 7/25 at 100.00 AAA   986,718
2,325 5.000%, 7/01/40 7/25 at 100.00 AAA   2,406,770
16,865 Charlotte, North Carolina, Water and Sewer System Revenue Bonds,
Refunding Series 2018, 5.000%, 7/01/44, (UB) (8)
7/28 at 100.00 AAA   18,265,975
2,055 Charlotte, North Carolina, Water and Sewer System Revenue Bonds,
Refunding Series 2018, 5.000%, 7/01/44 (8)
7/28 at 100.00 AAA   2,225,709
4,000 Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care
Revenue Bonds, Doing Business as Atrium Health, Refunding Series
2018A, 5.000%, 1/15/36
1/29 at 100.00 AA-   4,347,880
5,000 East Carolina University, North Carolina, General Revenue Bonds, Series
2014A, 5.000%, 10/01/41, (Pre-refunded 10/01/23)
10/23 at 100.00 Aa3  (4) 5,037,450
4,750 Greensboro, North Carolina, Combined Enterprise System Revenue
Bonds, Series 2017A, 4.000%, 6/01/47
6/27 at 100.00 Aa1   4,688,963
2,000 Greensboro, North Carolina, Limited Obligation Bonds, Coliseum
Complex Project, Series 2018A, 5.000%, 4/01/42, (Pre-refunded
4/01/28)
4/28 at 100.00 Aa2  (4) 2,238,360
500 Henderson County, North Carolina, Limited Obligation Bonds, Series
2015, 5.000%, 10/01/31
10/25 at 100.00 AA   526,560
84 Hillsborough, North Carolina, Special Assessement Revenue Bonds,
Series 2013, 7.750%, 2/01/24
5/23 at 100.00 N/R   83,987
500 New Hanover County, North Carolina, Hospital Revenue Bonds, New
Hanover Regional Medical Center, Refunding Series 2013, 5.000%,
10/01/26, (Pre-refunded 10/01/23)
10/23 at 100.00 N/R  (4) 503,640
6,140 New Hanover County, North Carolina, Hospital Revenue Bonds, New
Hanover Regional Medical Center, Series 2017, 5.000%, 10/01/47,
(Pre-refunded 10/01/27)
10/27 at 100.00 N/R  (4) 6,779,604
1,800 North Carolina Agricultural & Technical State University, General
Revenue Bonds, Refunding Series 2015A, 5.000%, 10/01/40
10/25 at 100.00 A1   1,859,814
3,900 North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke
University Project, Refunding Series 2016B, 5.000%, 7/01/42
10/26 at 100.00 AA+   4,152,486
Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
North Carolina (continued)
$ 9,485 North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke
University Project, Series 2015 A, 5.000%, 10/01/55, (Pre-refunded
10/01/25), (UB) (8)
10/25 at 100.00 Aa1  (4) $ 9,982,204
1,605 North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke
University Project, Series 2015 A, 5.000%, 10/01/55, (Pre-refunded
10/01/25) (8)
10/25 at 100.00 Aa1  (4) 1,689,134
5,000 North Carolina Capital Facilities Financing Agency, Educational Facility
Revenue Bonds, Wake Forest University, Refunding Series 2016,
4.000%, 1/01/37
7/26 at 100.00 Aa3   5,063,550
2,500 North Carolina Capital Facilities Financing Agency, Educational Facility
Revenue Bonds, Wake Forest University, Series 2018, 5.000%, 1/01/48
1/28 at 100.00 Aa3   2,656,950
2,720 North Carolina Medical Care Commission,  Retirement Facilities First
Mortgage Revenue Bonds, Southminster Project, Refunding Series
2016, 5.000%, 10/01/37
10/24 at 102.00 N/R   2,519,264
1,945 North Carolina Medical Care Commission, Health Care Facilities
Revenue Bonds, Deerfield Episcopal Retirement Community,
Refunding First Mortgage Series 2016, 5.000%, 11/01/37
11/26 at 100.00 A   1,999,090
3,000 North Carolina Medical Care Commission, Health Care Facilities
Revenue Bonds, Wake Forest Baptist Obligated Group, Series 2012A,
5.000%, 12/01/45
5/23 at 100.00 A2   2,913,690
450 North Carolina Medical Care Commission, Retirement Facilities First
Mortgage Revenue Bonds, United Methodist Retirement Homes,
Refunding Series 2013A, 5.000%, 10/01/33, (Pre-refunded 10/01/23)
10/23 at 100.00 N/R  (4) 453,092
500 North Carolina Medical Care Commission, Revenue Bonds, First
Mortgage Galloway Ridge Project, Refunding Series 2019A, 5.000%,
1/01/39
1/27 at 103.00 N/R   464,015
North Carolina Municipal Power Agency 1, Catawba Electric Revenue
Bonds, Refunding Series 2015A:
1,545 5.000%, 1/01/28 1/26 at 100.00 A   1,631,906
1,500 5.000%, 1/01/32 1/26 at 100.00 A   1,577,625
2,020 North Carolina State University at Raleigh, General Revenue Bonds,
Series 2013A, 5.000%, 10/01/42, (Pre-refunded 10/01/23)
10/23 at 100.00 AA  (4) 2,034,706
North Carolina Turnpike Authority, Monroe Expressway Toll  Revenue
Bonds, Capital Appreciation Series 2017C:
835 0.000%, 7/01/28 7/26 at 91.99 Baa3   676,024
800 0.000%, 7/01/30 7/26 at 83.69 Baa3   589,888
850 0.000%, 7/01/31 7/26 at 79.58 Baa3   595,714
2,400 0.000%, 7/01/33 7/26 at 71.99 Baa3   1,519,368
3,160 0.000%, 7/01/36 7/26 at 61.63 Baa3   1,694,361
3,100 0.000%, 7/01/37 7/26 at 58.52 Baa3   1,571,421
1,900 0.000%, 7/01/40 7/26 at 50.36 Baa3   821,237
400 North Carolina Turnpike Authority, Monroe Expressway Toll  Revenue
Bonds, Series 2017A, 5.000%, 7/01/47
7/26 at 100.00 Baa3   404,940
2,200 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Refunding Senior Lien Series 2017, 5.000%, 1/01/39
- AGM Insured
1/27 at 100.00 BBB   2,287,824
1,000 North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Refunding Series 2018, 5.000%, 1/01/40
1/29 at 100.00 BBB   1,046,570
North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Senior Lien Series 2009B:
150 0.000%, 1/01/31 - AGC Insured No Opt. Call BBB   114,847
4,375 0.000%, 1/01/33 - AGC Insured No Opt. Call BBB   3,078,644
2,300 0.000%, 1/01/34 - AGC Insured No Opt. Call BBB   1,549,050
2,380 0.000%, 1/01/35 - AGC Insured No Opt. Call BBB   1,522,486
7,575 0.000%, 1/01/37 - AGC Insured No Opt. Call BBB   4,292,601

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
North Carolina (continued)
$ 1,470 0.000%, 1/01/38 - AGC Insured No Opt. Call BBB   $ 782,834
10,000 North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Senior Lien Series 2019, 5.000%, 1/01/49
1/30 at 100.00 BBB   10,334,100
3,040 Oak Island, North Carolina, Enterprise System Revenue Bonds,
Refunding Series 2015, 5.000%, 6/01/33
6/25 at 100.00 A2   3,177,925
5,000 Raleigh, North Carolina, Combined Enterprise System Revenue Bonds,
Refunding Series 2016A, 4.000%, 3/01/46
3/27 at 100.00 AAA   4,957,600
1,000 Raleigh, North Carolina, General Obligation Bonds, Refunding Series
2016A, 5.000%, 9/01/26
No Opt. Call AAA   1,078,360
1,000 Raleigh, North Carolina, Limited Obligation Bonds, Series 2013,
5.000%, 10/01/33, (Pre-refunded 10/01/23)
10/23 at 100.00 AA+  (4) 1,007,490
Sampson County, North Carolina, Limited Obligaiton Bonds, Refunding
Series 2017:
300 5.000%, 9/01/32 9/27 at 100.00 A   326,427
1,250 4.000%, 9/01/35 9/27 at 100.00 A   1,267,000
1,265 4.000%, 9/01/36 9/27 at 100.00 A   1,270,022
1,000 4.000%, 9/01/37 9/27 at 100.00 A   1,003,290
800 University of North Carolina, Charlotte, General Revenue Bonds,
Refunding Series 2015, 5.000%, 4/01/45, (Pre-refunded 4/01/25)
4/25 at 100.00 Aa3  (4) 833,840
170 University of North Carolina, Charlotte, General Revenue Bonds,
Refunding Series 2017A, 5.000%, 10/01/31
10/27 at 100.00 A+   186,084
University of North Carolina, Charlotte, General Revenue Bonds, Series
2014:
2,070 5.000%, 4/01/32, (Pre-refunded 4/01/24) 4/24 at 100.00 Aa3  (4) 2,103,762
1,175 5.000%, 4/01/33, (Pre-refunded 4/01/24) 4/24 at 100.00 Aa3  (4) 1,194,164
1,385 5.000%, 4/01/35, (Pre-refunded 4/01/24) 4/24 at 100.00 Aa3  (4) 1,407,589
4,735 University of North Carolina, Charlotte, General Revenue Bonds, Series
2017, 5.000%, 10/01/42
10/27 at 100.00 A+   5,018,674
University of North Carolina, Greensboro, General Revenue Bonds,
Series 2014:
1,000 5.000%, 4/01/32 4/24 at 100.00 A+   1,013,150
3,065 5.000%, 4/01/39 4/24 at 100.00 A+   3,105,305
4,765 University of North Carolina, Greensboro, General Revenue Bonds,
Series 2018, 5.000%, 4/01/43
4/28 at 100.00 A+   5,116,180
1,250 Western Carolina University, North Carolina, General Revenue Bonds,
Refunding Series 2015A, 5.000%, 10/01/45
10/25 at 100.00 Aa3   1,285,125
Total North Carolina 168,981,564
North Dakota - 0.9% (0.5% of Total Investments)
Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru
Health System Obligated Group, Series 2017A:
1,000 5.000%, 12/01/37 12/27 at 100.00 BBB-   1,024,870
8,525 5.000%, 12/01/42 12/27 at 100.00 BBB-   8,631,818
7,070 4.000%, 12/01/47 12/27 at 100.00 BBB-   5,922,468
1,800 Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru
Health System Obligated Group, Series 2021, 4.000%, 12/01/51
12/31 at 100.00 BBB-   1,477,296
900 Grand Forks, North Dakota, Senior Housing & Nursing Facilities
Revenue Bonds, Valley Homes and Services Obligated Group, Series
2017, 5.000%, 12/01/36
12/26 at 100.00 N/R   812,502
500 Grand Forks, North Dakota, Senior Housing and Nursing Facilities
Revenue Bonds, Valley Homes Obligated Group, Series 2016A,
5.125%, 12/01/24
No Opt. Call N/R   500,015
Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
North Dakota (continued)
$ 2,700 University of North Dakota, Certificates of Participation, Housing
Infrastructure Project, Series 2021A, 4.000%, 6/01/51 - AGM Insured
6/30 at 100.00 A1   $ 2,522,313
Ward County Health Care, North Dakota, Revenue Bonds, Trinity
Obligated Group, Series 2017C:
11,065 5.000%, 6/01/43 6/28 at 100.00 BB+   9,472,193
2,610 5.000%, 6/01/48 6/28 at 100.00 BB+   2,146,125
1,420 Williston, North Dakota, Multifamily Housing Revenue Bonds, Eagle
Crest Apartments LLC Project, Series 2013, 7.750%, 9/01/38 (6)
9/23 at 100.00 N/R   639,000
Total North Dakota 33,148,600
Ohio - 5.5% (3.4% of Total Investments)
Akron, Bath and Copley Joint Township Hospital District, Ohio,
Hospital Facilities Revenue Bonds, Summa Health System, Refunding &
Improvement Series 2016:
3,020 5.250%, 11/15/41 11/26 at 100.00 BBB+   3,084,507
8,255 5.250%, 11/15/46 11/26 at 100.00 BBB+   8,391,208
10,940 Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy Health,
Refunding & Improvement Series 2015A, 5.000%, 11/01/43
11/24 at 100.00 A+   11,130,903
8,655 Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy Health,
Series 2017A, 4.000%, 8/01/38
2/28 at 100.00 A+   8,709,094
2,750 Bowling Green State University, Ohio, General Receipts Bonds, Series
2017B, 5.000%, 6/01/42
6/27 at 100.00 A+   2,894,622
25,315 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Capital Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57
6/30 at 22.36 N/R   3,097,543
2,085 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1, 4.000%, 6/01/48
6/30 at 100.00 BBB+   1,845,955
41,185 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 N/R   38,446,609
5,000 Cleveland Clinic Health System Obligated Group, Ohio, Martin County
Health Facilities Authority, Hospital Revenue Bonds, Series 2019B,
4.000%, 1/01/43
1/29 at 100.00 AA   4,986,450
Cleveland Heights-University Heights City School District, Ohio,
General Obligation Bonds, School Improvement Series 2014:
7,060 5.000%, 12/01/51, (Pre-refunded 6/01/23) 6/23 at 100.00 A1  (4) 7,069,743
10,480 5.000%, 12/01/51, (Pre-refunded 6/01/23) 6/23 at 100.00 N/R  (4) 10,494,462
1,000 Cleveland-Cuyahoga County Port Authority, Ohio, Cultural Facility
Revenue Bonds, The Cleveland Museum of Natural History Project,
Series 2021, 4.000%, 7/01/51
7/31 at 100.00 A3   866,890
Cleveland-Cuyahoga County Port Authroity, Ohio, Cultural Facility
Revenue Bonds, The Cleveland Museum of Natural History Project,
Series 2021:
300 4.000%, 7/01/37 7/31 at 100.00 A3   306,018
300 4.000%, 7/01/38 7/31 at 100.00 A3   303,924
350 4.000%, 7/01/39 7/31 at 100.00 A3   351,162
5,165 Cuyahoga Community College District, Ohio, General Obligation
Bonds, Facilities Construction & Improvement Series 2018, 4.000%,
12/01/38
6/26 at 100.00 AA   5,224,088
5,975 Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield
Medical Center Project, Series 2013, 5.000%, 6/15/43
6/23 at 100.00 Ba3   5,339,798

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
Hamilton County, Ohio, Healthcare Revenue Bonds, Life Enriching
Communities Project, Series 2017A:
$ 1,500 5.000%, 1/01/47 1/27 at 100.00 BBB-   $ 1,313,295
1,120 5.000%, 1/01/52 1/27 at 100.00 BBB-   956,693
Hamilton County, Ohio, Healthcare Revenue Bonds, Life Enriching
Communities, Refunding & Improvement Series 2016:
3,425 5.000%, 1/01/46 1/26 at 100.00 BBB-   3,014,925
6,000 5.000%, 1/01/51 1/26 at 100.00 BBB-   5,144,100
3,000 Hamilton County, Ohio, Hospital Facilities Revenue Bonds, TriHealth,
Inc. Obligated Group Project, Series 2017A, 5.000%, 8/15/42
8/27 at 100.00 A+   3,077,460
5,000 Miami County, Ohio, Hospital Facilities Revenue Bonds, Kettering
Health Network Obligated Group Project, Refunding Improvement
Series 2019, 5.000%, 8/01/49
8/28 at 100.00 A2   5,133,050
6,000 Middletown City School District, Butler County, Ohio, General
Obligation Bonds, Refunding Series 2007, 5.250%, 12/01/31 - AGM
Insured
No Opt. Call A1   7,021,620
21,000 Northeast Ohio Regional Sewer District, Wastewater Improvement
Revenue Bonds, Refunding & Improvement Series 2014, 5.000%,
11/15/49, (Pre-refunded 11/15/24)
11/24 at 100.00 AA+  (4) 21,638,190
9,365 Ohio Higher Educational Facility Commission, Revenue Bonds,
University of Dayton, Series 2018A, 5.000%, 12/01/48
6/28 at 100.00 A2   9,709,819
3,195 Ohio State, Hospital Revenue Bonds, University Hospitals Health
System, Inc., Fixed Interest Rate Series 2020A, 5.000%, 1/15/50
1/30 at 100.00 A   3,302,288
7,065 Ohio State, Hospital Revenue Bonds, University Hospitals Health
System, Inc., Series 2021A, 4.000%, 1/15/46
7/31 at 100.00 A   6,577,798
7,550 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructure
Commission Infrastructure Projects, Junior Lien, Capital Appreciation
Series 2013A-3, 5.800%, 2/15/36
2/31 at 100.00 A+   8,992,956
9,000 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructutre
Commission, Infrastructure Projects, Junior Lien Series 2018A,
4.000%, 2/15/46
2/28 at 100.00 A+   8,737,740
4,250 Pickerington Local School District, Fairfield and Franklin Counties,
Ohio, General Obligation Bonds, School Facilities Construction &
Improvement, Series 2023, 5.250%, 12/01/59
12/32 at 100.00 Aa2   4,726,255
4,190 Springboro Community City School District, Warren County, Ohio,
General Obligation Bonds, Refunding Series 2007, 5.250%, 12/01/26
- AGM Insured
No Opt. Call Aa3   4,530,060
3,670 Tuscarawas County Economic Development and Finance Alliance,
Ohio, Higher Education Facilities Revenue Bonds, Ashland University,
Refunding & Improvement Series 2015, 6.000%, 3/01/45
3/25 at 100.00 N/R   3,665,192
Total Ohio 210,084,417
Oklahoma - 0.3% (0.2% of Total Investments)
1,165 Norman Regional Hospital Authority, Oklahoma, Hospital Revenue
Bonds, Series 2019, 5.000%, 9/01/45
9/29 at 100.00 Baa2   1,162,123
Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Series 2018B:
2,205 5.500%, 8/15/52 8/28 at 100.00 BB-   2,074,640
7,270 5.500%, 8/15/57 8/28 at 100.00 BB-   6,713,191
1,125 Tulsa County Industrial Authority, Oklahoma, Senior Living Community
Revenue Bonds, Montereau, Inc Project, Refunding Series 2017,
5.250%, 11/15/37
11/25 at 102.00 BBB-   1,145,385
Total Oklahoma 11,095,339
Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oregon - 2.9% (1.8% of Total Investments)
$ 17,645 Beaverton School District 48J, Washington and Multnomah Counties,
Oregon, General Obligation Bonds, Current Interest Series 2022B,
5.000%, 6/15/52
6/32 at 100.00 AA+   $ 19,467,905
Clackamas Community College District, Oregon, General Obligation
Bonds, Deferred Interest Series 2017A:
760 5.000%, 6/15/38 6/27 at 100.00 Aa1   813,717
2,750 5.000%, 6/15/39 6/27 at 100.00 Aa1   2,937,797
1,185 Clackamas County Hospital Facility Authority, Oregon, Revenue Bonds,
Rose Villa Inc., Series 2020A, 5.375%, 11/15/55
11/25 at 102.00 N/R   1,051,912
Columbia County School District 502 Saint Helens, Oregon, General
Obligation Bonds, Series 2017:
1,310 5.000%, 6/15/38 6/27 at 100.00 Aa1   1,398,936
1,705 5.000%, 6/15/39 6/27 at 100.00 Aa1   1,816,012
4,170 Eugene, Oregon, Electric Utility Revenue Bonds, Series 2020A, 4.000%,
8/01/45
8/30 at 100.00 AA-   4,145,856
7,895 Oregon Facilities Authority, Revenue Bonds, Legacy Health Project,
Series 2022A, 5.000%, 6/01/52
6/32 at 100.00 A+   8,223,906
Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services,
Refunding Series 2016A:
6,275 5.000%, 10/01/35 10/26 at 100.00 BBB+   6,493,621
2,120 5.000%, 10/01/46 10/26 at 100.00 BBB+   2,145,292
140 5.000%, 10/01/46, (Pre-refunded 10/01/26) 10/26 at 100.00 N/R  (4) 150,193
23,400 Oregon Health and Science University, Revenue Bonds, Green Series
2021A, 4.000%, 7/01/51
1/32 at 100.00 AA-   22,811,724
8,890 Oregon State Department of Transportation, Highway User Tax Revenue
Bonds, Senior Lien Series 2013A, 5.000%, 11/15/38, (Pre-refunded
11/15/23)
11/23 at 100.00 Aa1  (4) 8,977,300
4,100 Port of Portland, Oregon, Portland International Airport, Revenue Bonds,
Series 2019 25A, 5.000%, 7/01/49
7/29 at 100.00 AA-   4,327,591
8,005 Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem
Health Projects, Series 2019A, 5.000%, 5/15/44
5/29 at 100.00 A+   8,283,174
Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem
Healthl Project, Refunding Series 2016A:
4,000 4.000%, 5/15/41 5/26 at 100.00 A+   3,950,360
13,220 5.000%, 5/15/46 5/26 at 100.00 A+   13,530,802
500 Warm Springs Reservation Confederated Tribes, Oregon, Hydroelectric
Revenue Bonds, Tribal Economic Development Bond Pelton Round
Butte Project, Taxable Refunding Green Series 2019B, 5.000%,
11/01/36, 144A
5/29 at 100.00 A3   548,780
Total Oregon 111,074,878
Pennsylvania - 5.9% (3.6% of Total Investments)
13,000 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, Allegheny Health Network Obligated Group Issue,
Series 2018A, 5.000%, 4/01/47
4/28 at 100.00 A   13,280,800
Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue
Bonds, Series 2020B:
1,670 4.000%, 6/01/45 12/30 at 100.00 AA-   1,626,981
2,000 4.000%, 6/01/50 12/30 at 100.00 AA-   1,911,680
Bethlehem Authority, Northampton and Lehigh Counties, Pennsylvania,
Guaranteed Water Revenue Bonds, Series 1998:
3,125 0.000%, 5/15/23 - AGM Insured No Opt. Call A1   3,120,625
3,135 0.000%, 5/15/24 - AGM Insured No Opt. Call A1   3,015,118
3,155 0.000%, 5/15/26 - AGM Insured No Opt. Call A1   2,843,065

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 4,145 0.000%, 11/15/26 - AGM Insured No Opt. Call A1   $ 3,674,791
2,800 0.000%, 5/15/28 - AGM Insured No Opt. Call A1   2,368,156
3,000 0.000%, 11/15/28 - AGM Insured No Opt. Call A1   2,496,870
1,200 Centre County Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Mount Nittany Medical Center Project, Series 2018A, 5.000%,
11/15/42
11/27 at 100.00 A+   1,231,692
895 Commonwealth Financing Authority, Pennsylvania, State Appropriation
Lease Bonds, Master Settlement, Series 2018, 5.000%, 6/01/34
6/28 at 100.00 A   967,396
Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Series 2017:
21,595 5.000%, 7/01/42 7/27 at 100.00 A+   22,692,026
5,000 5.000%, 7/01/47 7/27 at 100.00 A+   5,222,100
1,050 Delaware Valley Regional Finance Authority, Pennsylvania, Local
Government Revenue Bonds, Series 1997B, 5.700%, 7/01/27 -
AMBAC Insured
No Opt. Call A1   1,163,515
5,000 Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds,
Penn State Health, Series 2021, 5.000%, 11/01/51
11/29 at 100.00 A   5,167,000
4,915 Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds,
United Zion Retirement Community, Series 2017A, 5.000%, 12/01/47
6/27 at 100.00 N/R   3,894,597
Lehigh County Authority, Pennsylvania, Water and Sewer Revenue
Bonds, Allentown Concession, Capital Appreciation Series 2013B:
4,480 0.000%, 12/01/31 No Opt. Call A   3,306,150
5,180 0.000%, 12/01/32 No Opt. Call A   3,673,967
Lehigh County Authority, Pennsylvania, Water and Sewer Revenue
Bonds, Allentown Concession, Series 2013A:
4,960 5.125%, 12/01/47, (Pre-refunded 12/01/23) 12/23 at 100.00 N/R  (4) 5,016,643
4,310 5.125%, 12/01/47 12/23 at 100.00 A   4,215,999
5,210 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series
2018A, 5.000%, 9/01/43
9/28 at 100.00 A3   5,381,826
1,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series
2019, 4.000%, 9/01/44
9/29 at 100.00 A3   939,820
5,000 Montgomery County Industrial Development Authority, Pennsylvania,
Health System Revenue Bonds, Albert Einstein Healthcare Network
Issue, Series 2015A, 5.250%, 1/15/45, (Pre-refunded 1/15/25)
1/25 at 100.00 N/R  (4) 5,180,900
5,005 Neshaminy School District, Bucks County, Pennsylvania, General
Obligation Bonds, Series 2022, 4.000%, 11/01/43
5/30 at 100.00 Aa1   5,059,905
630 Northampton County Industrial Development Authority, Pennsylvania,
Recovery Revenue Bonds, Northampton Generating Project, Senior
Lien Series 2013A0 & AE2, 0.900%, 12/31/23
5/23 at 100.00 N/R   113,437
293 Northampton County Industrial Development Authority, Pennsylvania,
Recovery Revenue Bonds, Northampton Generating Project, Senior
Lien Taxable Series 2013B, 0.900%, 12/31/23 , (cash 5.000%, PIK
5.000%)
No Opt. Call N/R   52,759
5,910 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
University of Pennsylvania Health System, Series 2019, 4.000%,
8/15/44
8/29 at 100.00 Aa3   5,802,438
16,000 Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds,
Senior Lien Series 2021A, 4.000%, 12/01/51
12/31 at 100.00 Aa3   15,475,840
16,805 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital
Appreciation Series 2009E, 6.375%, 12/01/38
12/27 at 100.00 A3   19,035,360
Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 3,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2015A-1, 5.000%, 12/01/45
6/25 at 100.00 A1   $ 3,068,370
5,575 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2015B, 5.000%, 12/01/45
12/25 at 100.00 A1   5,731,156
6,340 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2016A-1, 5.000%, 12/01/41
6/26 at 100.00 A1   6,598,672
5,800 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2019A, 5.000%, 12/01/49
12/29 at 100.00 A1   6,117,086
6,500 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2021B, 5.000%, 12/01/46
6/31 at 100.00 A1   6,974,045
19,250 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2009C, 6.250%, 6/01/33 - AGM Insured
6/26 at 100.00 A1   21,244,300
7,475 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2021A, 4.000%, 12/01/45
12/30 at 100.00 A3   7,217,860
1,445 Philadelphia Authority for Industrial Development Senior Living
Facilities, Philadelphia, Pennsylvania, Revenue Bonds, Wesley
Enhanced Living Obligated Group, Series 2017A, 5.000%, 7/01/37
7/27 at 100.00 BB   1,261,080
7,500 Philadelphia School District, Pennsylvania, General Obligation Bonds,
Series 2021A, 4.000%, 9/01/46 - BAM Insured
9/31 at 100.00 A1   7,243,950
3,410 Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds,
Series 1997A, 5.125%, 8/01/27 - AMBAC Insured, (ETM)
10/21 at 100.00 A1  (4) 3,745,919
8,135 Southcentral Pennsylvania General Authority, Revenue Bonds, Wellspan
Health Obligated Group, Series 2019A, 4.000%, 6/01/49
6/29 at 100.00 Aa3   7,639,253
Total Pennsylvania 224,773,147
Puerto Rico - 1.9% (1.2% of Total Investments)
3,997 Cofina Class 2 Trust Tax-Exempt Class 2054, Puerto Rico. Unit
Exchanged From Cusip 74529JAP0, 0.000%, 8/01/54
No Opt. Call N/R   816,769
625 Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding
Series 2005SS, 5.000%, 7/01/25 - NPFG Insured
5/23 at 100.00 D   625,544
1,000 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2007VV, 5.250%, 7/01/24
No Opt. Call D   1,001,690
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1:
5,281 4.500%, 7/01/34 7/25 at 100.00 N/R   5,295,998
9,399 4.550%, 7/01/40 7/28 at 100.00 N/R   9,001,610
20,000 0.000%, 7/01/46 7/28 at 41.38 N/R   5,464,800
22,531 4.750%, 7/01/53 7/28 at 100.00 N/R   21,124,165
19,492 5.000%, 7/01/58 7/28 at 100.00 N/R   18,821,475
1,370 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40
7/28 at 100.00 N/R   1,312,076
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2:
5,580 4.329%, 7/01/40 7/28 at 100.00 N/R   5,202,234
5,399 4.329%, 7/01/40 7/28 at 100.00 N/R   5,033,487
Total Puerto Rico 73,699,848
Rhode Island - 0.8% (0.5% of Total Investments)
1,315 Rhode Island Health and Educational Building Corporation, Hospital
Financing Revenue Bonds, Lifespan Obligated Group, Refunding
Series 2016, 5.000%, 5/15/39
5/26 at 100.00 BBB+   1,325,257
174,390 Rhode Island Tobacco Settlement Financing Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2007A, 0.000%, 6/01/52
5/23 at 17.96 CCC-   28,797,021

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Rhode Island (continued)
$ 2,235 Rhode Island Turnpike and Bridge Authority, Motor Fuel Tax Revenue
Bonds, Series 2016A, 5.000%, 10/01/40
4/26 at 100.00 A   $ 2,312,867
Total Rhode Island 32,435,145
South Carolina - 4.0% (2.5% of Total Investments)
3,050 Charleston County Airport District, South Carolina, Airport Revenue
Bonds, Series 2019, 5.000%, 7/01/43
7/29 at 100.00 A+   3,254,502
Lexington County Health Services District, Inc., South Carolina, Hospital
Revenue Bonds, Lexington Medical Center, Series 2016:
1,290 5.000%, 11/01/41 5/26 at 100.00 A   1,318,483
6,820 5.000%, 11/01/46 5/26 at 100.00 A   6,915,139
Piedmont Municipal Power Agency, South Carolina, Electric Revenue
Bonds, Series 2004A-2:
26,955 0.000%, 1/01/31 - AMBAC Insured No Opt. Call A-   20,967,216
15,420 0.000%, 1/01/32 - AMBAC Insured No Opt. Call A-   11,549,889
1,370 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Bishop Gadsden Episcopal Retirement
Community, Series 2019A, 5.000%, 4/01/54
4/26 at 103.00 BBB-   1,168,144
13,475 South Carolina Jobs-Economic Development Authority, Hospital
Revenue Bonds, Bon Secours Mercy Health, Inc, Series 2020A,
4.000%, 12/01/44
6/30 at 100.00 A+   13,303,733
South Carolina Jobs-Economic Development Authority, Hospital
Revenue Bonds, McLeod Health Projects, Refunding & Improvement
Series 2018:
9,030 5.000%, 11/01/43 5/28 at 100.00 AA-   9,385,692
17,680 5.000%, 11/01/48 5/28 at 100.00 AA-   18,265,561
20,035 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding & Improvement Series 2015A, 5.000%,
12/01/50
6/25 at 100.00 A-   20,130,367
4,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2014C, 5.000%, 12/01/46
12/24 at 100.00 A-   4,019,880
10,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2016B, 5.000%, 12/01/56
12/26 at 100.00 A-   10,051,400
5,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2022A, 4.000%, 12/01/52
6/32 at 100.00 A-   4,471,550
South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2022B:
3,831 4.000%, 12/01/39 6/32 at 100.00 A-   3,766,831
6,587 4.000%, 12/01/43 6/32 at 100.00 A-   6,258,440
South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Series 2014A:
2,000 5.000%, 12/01/49 6/24 at 100.00 A-   2,005,440
17,240 5.500%, 12/01/54 6/24 at 100.00 A-   17,368,266
Total South Carolina 154,200,533
South Dakota - 1.4% (0.9% of Total Investments)
Sioux Falls, South Dakota, Health Facilities Revenue Bonds, Dow
Rummel Village Project, Series 2017:
3,000 5.000%, 11/01/42 11/26 at 100.00 BB   2,577,690
3,150 5.125%, 11/01/47 11/26 at 100.00 BB   2,656,521
10,500 South Dakota Health and Educational Facilities Authority, Revenue
Bonds, Avera Health System, Series 2014, 5.000%, 7/01/44
7/24 at 100.00 A1   10,604,685
5,205 South Dakota Health and Educational Facilities Authority, Revenue
Bonds, Avera Health, Refunding Series 2017, 5.000%, 7/01/46
7/27 at 100.00 A1   5,320,915
Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
South Dakota (continued)
$ 22,800 South Dakota Health and Educational Facilities Authority, Revenue
Bonds, Monument Health, Inc., Series 2020A, 4.000%, 9/01/50
9/30 at 100.00 A1   $ 21,001,080
11,825 South Dakota Health and Educational Facilities Authority, Revenue
Bonds, Sanford Health, Series 2015, 5.000%, 11/01/45
11/25 at 100.00 A+   11,983,219
Total South Dakota 54,144,110
Tennessee - 0.7% (0.4% of Total Investments)
2,180 Greeneville Health and Educational Facilities Board, Tennessee,
Hospital Revenue Bonds, Ballad Health, Series 2018A, 5.000%,
7/01/35
7/28 at 100.00 A-   2,330,878
Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc., Series 2016:
5,000 5.000%, 9/01/36 9/26 at 100.00 BBB   5,162,300
1,000 5.000%, 9/01/47 9/26 at 100.00 BBB   984,140
Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc., Series 2017:
445 5.000%, 4/01/31 4/27 at 100.00 BBB   467,948
1,755 5.000%, 4/01/36 4/27 at 100.00 BBB   1,820,883
Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Lipscomb
University, Refunding & Improvement Series 2016A:
2,225 5.000%, 10/01/41 10/26 at 100.00 BBB-   2,186,040
2,910 5.000%, 10/01/45 10/26 at 100.00 BBB-   2,785,860
11,000 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt
University Medical Center, Series 2016A, 5.000%, 7/01/46
7/26 at 100.00 A   11,183,480
Total Tennessee 26,921,529
Texas - 11.9% (7.3% of Total Investments)
2,260 Austin, Texas, Electric Utility System Revenue Bonds, Refunding &
Improvement Series 2023, 5.000%, 11/15/48 (WI/DD, Settling
5/17/23)
11/33 at 100.00 AA-   2,499,696
14,615 Austin, Texas, Electric Utility System Revenue Bonds, Refunding Series
2015A, 5.000%, 11/15/45, (UB) (8)
11/25 at 100.00 AA-   14,950,414
1,000 Cedar Hill Independent School District, Dallas County, Texas, General
Obligation Bonds, Refunding Series 2002, 0.000%, 8/15/32 - FGIC
Insured
No Opt. Call Baa2   740,420
7,750 Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien,
Series 2015A, 5.000%, 1/01/45, (Pre-refunded 7/01/25)
7/25 at 100.00 A-  (4) 8,085,885
Clifton Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Uplift Education Charter School, Series 2013A:
1,925 4.350%, 12/01/42 5/23 at 100.00 BBB-   1,787,613
1,000 4.400%, 12/01/47 5/23 at 100.00 BBB-   905,870
5,000 Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding &
Improvement Senior Lien Series 2021B, 5.000%, 12/01/47
12/30 at 100.00 Aa2   5,428,100
6,125 Dallas Fort Worth International Airport, Texas, Joint Revenue Bonds,
Refunding Series 2021B, 4.000%, 11/01/45
11/30 at 100.00 A1   6,019,650
14,450 Dallas Fort Worth International Airport, Texas, Joint Revenue Bonds,
Refunding Series 2022B, 5.000%, 11/01/50
11/32 at 100.00 A+   15,708,017
9,000 Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds,
Refunding Series 2021A, 4.000%, 11/01/46
11/30 at 100.00 A1   8,815,860
160 Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional
Health System, Series 2014A, 5.250%, 9/01/44
9/24 at 100.00 BB+   155,411

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 3,700 El Paso Independent School District, El Paso County, Texas, General
Obligation Bonds, School Building Series 2017, 5.000%, 8/15/42
8/26 at 100.00 Aaa   $ 3,895,804
Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Refunding First Tier Series 2020C:
3,500 4.000%, 10/01/40 4/30 at 100.00 A2   3,463,845
27,280 4.000%, 10/01/45 4/30 at 100.00 A2   26,182,798
12,695 4.000%, 10/01/49 - AGM Insured 4/30 at 100.00 A1   12,137,690
15,000 Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Subordinate Lien Series 2013B, 5.000%, 4/01/53, (Pre-
refunded 10/01/23), (UB)
10/23 at 100.00 N/R  (4) 15,109,800
16,920 Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Subordinate Lien Series 2013B, 5.000%, 4/01/53, (Pre-
refunded 10/01/23) (8)
10/23 at 100.00 N/R  (4) 17,043,854
5,295 Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Subordinate Lien Series 2018A. Tela Supported, 5.000%,
10/01/48
4/28 at 100.00 AA   5,548,842
Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Tender Option Bond Trust 2015-XF0228:
6,610 11.750%, 11/01/44, (Pre-refunded 10/01/23), 144A, (IF) (8) 10/23 at 100.00 N/R  (4) 6,803,739
9,275 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Series
2022A, 4.125%, 7/01/52
7/32 at 100.00 A+   9,040,899
Harris County Cultural Education Facilities Finance Corporation, Texas,
Revenue Bonds, Houston Methodist Hospital System, Series 2015:
2,845 4.000%, 12/01/45 6/25 at 100.00 AA   2,779,508
2,320 5.000%, 12/01/45 6/25 at 100.00 AA   2,365,890
Harris County, Texas, Toll Road Revenue Bonds, Refunding Senior Lien
Series 2018A:
13,890 5.000%, 8/15/43 2/28 at 100.00 AA   14,687,286
5,000 4.000%, 8/15/48 2/28 at 100.00 AA   4,806,450
4,040 Harris County, Texas, Toll Road Revenue Bonds, Tender Options Bond
Trust 2015-XF2184. Formerly Tender Options Bond Trust 3028,
9.981%, 8/15/28 - AGM Insured, 144A, (IF) (8)
No Opt. Call AAA   5,724,882
Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital
Appreciation Refunding Senior Lien Series 2014A:
1,195 0.000%, 11/15/41 - AGM Insured 11/31 at 62.66 A1   504,565
2,390 0.000%, 11/15/42 - AGM Insured 11/31 at 59.73 A1   956,717
2,660 0.000%, 11/15/43 - AGM Insured 11/31 at 56.93 A1   1,010,348
7,260 0.000%, 11/15/44 - AGM Insured 11/31 at 54.25 A1   2,608,954
10,440 0.000%, 11/15/45 - AGM Insured 11/31 at 51.48 A1   3,547,094
7,165 0.000%, 11/15/49 - AGM Insured 11/31 at 41.91 A1   1,960,129
3,000 0.000%, 11/15/52 - AGM Insured 11/31 at 35.81 A1   698,250
1,000 Hidalgo County Regional Mobility Authority, Texas, Toll and Vehicle
Registration Fee Revenue Bonds, Senior Lien Series 2022A, 4.000%,
12/01/40
12/31 at 100.00 BBB-   903,180
Houston, Texas, Airport System Revenue Bonds, Refunding &
Subordinate Lien Series 2018B:
2,000 5.000%, 7/01/43 7/28 at 100.00 A1   2,115,340
2,710 5.000%, 7/01/48 7/28 at 100.00 A1   2,840,676
710 Houston, Texas, Airport System Revenue Bonds, Subordinate Lien
Series 2000B, 5.450%, 7/01/24 - AGM Insured
No Opt. Call A+   720,870
Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,
Convention and Entertainment Project, Series 2001B:
1,495 0.000%, 9/01/23 - AGM Insured No Opt. Call A1   1,476,178
10,850 0.000%, 9/01/25 - AMBAC Insured No Opt. Call A   9,967,787
Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 1,715 0.000%, 9/01/32 - AMBAC Insured No Opt. Call A   $ 1,221,114
Leander Independent School District, Williamson and Travis Counties,
Texas, General Obligation Bonds, Refunding Series 2015A:
2,725 5.000%, 8/15/40 8/25 at 100.00 AAA   2,797,676
4,000 4.000%, 8/15/41 8/25 at 100.00 AAA   3,963,760
8,305 Lower Colorado River Authority, Texas, Transmission Contract Revenue
Bonds, LCRA Transmission Services Corporation Project, Refunding
Series 2015, 5.000%, 5/15/45
5/25 at 100.00 A   8,472,512
McCamey County Hospital District, Texas, General Obligation Bonds,
Series 2013:
1,780 5.750%, 12/01/33 12/25 at 100.00 B1   1,824,553
1,800 6.125%, 12/01/38 12/25 at 100.00 B1   1,835,136
Midtown Redevelopment Authority, Texas, Tax Increment Contract
Revenue, Refunding Series 2017:
16,285 5.000%, 1/01/36 1/27 at 100.00 A3   17,326,914
10,040 5.000%, 1/01/38 - AGM Insured 1/27 at 100.00 A1   10,626,336
Montgomery County Toll Road Authority, Texas, Toll Road Revenue
Bonds, Senior Lien Series 2018:
2,100 5.000%, 9/15/43 9/25 at 100.00 BBB-   2,106,384
1,815 5.000%, 9/15/48 9/25 at 100.00 BBB-   1,807,885
4,240 New Braunfels, Comal County, Texas, Utility System Revenue Bonds,
Refunding Series 2022, 5.000%, 7/01/47
7/32 at 100.00 AA   4,677,314
850 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Methodist Retirement
Communites Crestview Project, Series 2016, 5.000%, 11/15/31, (Pre-
refunded 11/15/24)
11/24 at 102.00 N/R  (4) 889,585
North Texas Tollway Authority, Special Projects System Revenue Bonds,
Convertible Capital Appreciation Series 2011C:
1,880 0.000%, 9/01/43, (Pre-refunded 9/01/31) (5) 9/31 at 100.00 N/R  (4) 2,362,201
7,990 6.750%, 9/01/45, (Pre-refunded 9/01/31) 9/31 at 100.00 N/R  (4) 10,452,199
4,000 North Texas Tollway Authority, System Revenue Bonds, Refunding
First Tier Capital Appreciation Series 2008I, 6.500%, 1/01/43, (Pre-
refunded 1/01/25)
1/25 at 100.00 A1  (4) 4,220,640
2,125 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier, Series 2008D, 0.000%, 1/01/28 - AGC Insured
No Opt. Call A1   1,833,153
12,205 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier, Series 2015B, 5.000%, 1/01/45
1/25 at 100.00 A1   12,428,840
5,000 North Texas Tollway Authority, System Revenue Bonds, Refunding
Second Tier Series 2018, 5.000%, 1/01/48
1/28 at 100.00 A2   5,226,300
North Texas Tollway Authority, System Revenue Bonds, Refunding
Second Tier, Series 2015A:
6,285 5.000%, 1/01/33 1/25 at 100.00 A2   6,495,610
4,000 5.000%, 1/01/34 1/25 at 100.00 A2   4,129,320
4,000 5.000%, 1/01/35 1/25 at 100.00 A2   4,123,000
2,250 Red River Education Finance Corporation, Texas, Higher Education
Revenue Bonds, Saint Edward?s University Project, Series 2016,
4.000%, 6/01/36
6/26 at 100.00 BBB   2,112,637
2,000 San Antonio, Texas, General Obligation Bonds, General Improvement
Series 2021, 4.000%, 8/01/41
8/31 at 100.00 AA+   2,053,980
7,975 Tarrant County College District, Texas, General Obligation Bonds,
Series 2022, 5.000%, 8/15/39
8/32 at 100.00 AAA   9,023,792
3,480 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Hendrick Medical Center, Refunding Series
2013, 5.500%, 9/01/43, (Pre-refunded 9/01/23)
9/23 at 100.00 A3  (4) 3,505,752

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 2,500 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Methodist Hospital of Dallas, Series 2022,
4.000%, 10/01/47
4/32 at 100.00 N/R   $ 2,400,350
4,000 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Scott & White Healthcare Project, Series
2013A, 5.000%, 8/15/43, (Pre-refunded 8/15/23)
8/23 at 100.00 Aa3  (4) 4,019,760
1,500 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Revenue Bonds, Christus Health, Series 2022A, 4.000%, 7/01/53
7/32 at 100.00 A1   1,404,900
2,500 Tarrant County Cultural Education Facilities Finance Corporation,
Texas, Revenue Bonds, Texas Health Resources System, Series 2016A,
5.000%, 2/15/41
8/26 at 100.00 AA   2,579,375
Texas Private Activity Bond Surface Transportation Corporation, Senior
Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed
Lanes Project, Refunding  Series 2020A:
1,805 4.000%, 12/31/37 12/30 at 100.00 Baa2   1,742,691
1,200 4.000%, 6/30/38 12/30 at 100.00 Baa2   1,157,112
1,300 4.000%, 6/30/39 12/30 at 100.00 Baa2   1,244,542
7,345 Texas Transportation Commission, Central Texas Turnpike System
Revenue Bonds, Refunding First Tier Series 2015B, 5.000%, 8/15/37
8/24 at 100.00 A3   7,478,018
Texas Transportation Commission, Central Texas Turnpike System
Revenue Bonds, Refunding Second Tier Series 2015C:
3,650 5.000%, 8/15/33 8/24 at 100.00 Baa1   3,725,409
6,385 5.000%, 8/15/37 8/24 at 100.00 Baa1   6,478,923
44,120 5.000%, 8/15/42 8/24 at 100.00 Baa1   44,597,820
4,000 Texas Turnpike Authority, Central Texas Turnpike System Revenue
Bonds, First Tier Series 2002A, 0.000%, 8/15/25 - AMBAC Insured
No Opt. Call A3   3,705,040
5,000 Texas Water Development Board, State Water Implementation Revenue
Fund Bonds, Master Trust Series 2019A, 4.000%, 10/15/49
10/29 at 100.00 AAA   4,904,300
10,500 Texas Water Development Board, State Water Implementation Revenue
Fund Bonds, Master Trust Series 2021, 4.000%, 10/15/51
10/31 at 100.00 AAA   10,228,050
7,000 West Harris County Regional Water Authority, Texas, Water System
Revenue Bonds, Series 2022, 5.000%, 12/15/57 - AGM Insured
12/32 at 100.00 A1   7,676,900
Total Texas 452,858,094
Utah - 0.4% (0.3% of Total Investments)
Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2017B:
3,560 5.000%, 7/01/42 7/27 at 100.00 A   3,710,125
1,975 5.000%, 7/01/47 7/27 at 100.00 A   2,045,804
4,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2018B, 5.000%, 7/01/48
7/28 at 100.00 A   4,173,920
Utah Charter School Finance Authority, Charter School Revenue Bonds,
Utah Charter Academies Project, Series 2018:
1,000 5.000%, 10/15/38 10/27 at 100.00 AA   1,037,360
2,320 5.000%, 10/15/43 10/27 at 100.00 AA   2,380,413
2,040 5.000%, 10/15/48 10/27 at 100.00 AA   2,081,759
Total Utah 15,429,381
Vermont - 0.3% (0.2% of Total Investments)
University of Vermont and State Agricultural College, General
Obligation Bonds, Series 2015:
1,000 4.000%, 10/01/40 10/25 at 100.00 A+   991,160
10,000 5.000%, 10/01/45 10/25 at 100.00 A+   10,220,700
Total Vermont 11,211,860
Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Virgin Islands - 0.1% (0.0% of Total Investments)
$ 2,645 Matching Fund Special Purpose Securitization Corporation, Virgin
Islands, Revenue Bonds, Series 2022A, 5.000%, 10/01/32
No Opt. Call N/R   $ 2,684,516
Total Virgin Islands 2,684,516
Virginia - 0.4% (0.2% of Total Investments)
Arlington County Industrial Development Authority, Virginia, Hospital
Facility Revenue Bonds, Virginia Hospital Center, Series 2020:
1,385 4.000%, 7/01/39 7/30 at 100.00 A+   1,396,080
1,610 4.000%, 7/01/40 7/30 at 100.00 A+   1,617,905
430 Chesapeake, Virginia, Transportation System Senior Toll Road Revenue
Bonds, Capital Appreciation Series 2012B, 0.000%, 7/15/40 (5)
7/28 at 100.00 BBB+   439,228
4,000 Fairfax County Industrial Development Authority, Virginia, Healthcare
Revenue Bonds, Inova Health System, Series 2018A, 4.000%, 5/15/48,
(UB) (8)
5/28 at 100.00 Aa2   3,854,480
8,075 Hampton Roads Transportation Accountability Commission, Virginia,
Revenue Bonds, Hampton Roads Transportation Fund, Senior Lien
Series 2022A, 4.000%, 7/01/52
7/32 at 100.00 AA   7,810,382
Total Virginia 15,118,075
Washington - 3.7% (2.3% of Total Investments)
7,000 Central Puget Sound Regional Transit Authority, Washington, Sales Tax
and Motor Vehicle Excise Tax Bonds, Green Series 2016S-1, 5.000%,
11/01/41
11/26 at 100.00 Aa1   7,347,620
12,235 Chelan County Public Utility District 1, Washington, Columbia River-
Rock Island Hydro-Electric System Revenue Refunding Bonds, Series
1997A, 0.000%, 6/01/26 - NPFG Insured
No Opt. Call AA   11,084,054
4,200 King County Public Hospital District 1, Washington, Limited Tax General
Obligation Bonds, Valley Medical Center, Refunding Series 2016,
5.000%, 12/01/36
12/26 at 100.00 BBB+   4,370,142
8,075 King County Public Hospital District 1, Washington, Limited Tax General
Obligation Bonds, Valley Medical Center, Refunding Series 2018,
5.000%, 12/01/43
12/28 at 100.00 A2   8,434,095
10,630 King County Public Hospital District 2, Washington, General Obligation
Bonds, EvergreenHealth, Limited Tax 2020A, 4.000%, 12/01/45
12/29 at 100.00 Aa3   10,070,330
3,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2015A, 5.000%, 4/01/40
10/24 at 100.00 A1   3,037,200
1,250 Seattle Housing Authority, Washington, Pooled Housing Revenue
Bonds, Refunding Series 2014, 5.000%, 12/01/44, (Pre-refunded
12/01/23)
12/23 at 100.00 AA  (4) 1,261,950
15,000 Seattle, Washington, Municipal Light and Power Revenue Bonds,
Refunding & Improvement Series 2021A, 4.000%, 7/01/47
7/31 at 100.00 AA   14,591,250
10,000 Seattle, Washington, Municipal Light and Power Revenue Bonds,
Refunding & Improvement Series 2022, 5.000%, 7/01/52
7/32 at 100.00 AA   11,061,900
10,520 Snohomish County Public Utility District 1, Washington, Electric System
Revenue Bonds, Series 2021A, 5.000%, 12/01/51
12/31 at 100.00 AA-   11,426,088
12,515 Spokane Public Facilities District, Washington, Hotel, Motel, and Sales
Use Tax Revenue Bonds, Series 2013A, 5.000%, 12/01/38, (Pre-
refunded 6/01/23)
6/23 at 100.00 BBB+  (4) 12,531,269
5,250 Tacoma, Washington, Sewer Revenue Bonds, Series 2018, 4.000%,
12/01/48
12/28 at 100.00 Aa2   5,100,690
555 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44
8/29 at 100.00 Baa1   522,405

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Washington (continued)
$ 5,180 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/44
8/29 at 100.00 Baa1   $ 5,350,940
Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Refunding Series 2012A:
4,000 5.000%, 10/01/32 5/23 at 100.00 A   4,000,560
10,000 4.250%, 10/01/40 5/23 at 100.00 A   9,747,200
3,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Series 2014D, 5.000%, 10/01/41
10/24 at 100.00 A   2,997,030
5,160 Washington Health Care Facilities Authority, Revenue Bonds, Seattle
Children's Hospital, Series 2015A, 4.000%, 10/01/45
4/30 at 100.00 Aa2   4,954,374
2,600 Washington State Convention Center Public Facilities District, Lodging
Tax Revenue Bonds, Refunding Subordinate Series 2021B.  Exchange
Purchase, 3.000%, 7/01/58
7/31 at 100.00 BB+   1,656,668
2,525 Washington State Higher Education Facilities Authority, Revenue Bonds,
Seattle University, Series 2020, 4.000%, 5/01/45
5/30 at 100.00 A   2,391,074
500 Washington State Housing Finance Commission, Non-profit Housing
Revenue Bonds, Presbyterian Retirement Communities Northwest
Project, Refunding Series 2016A, 5.000%, 1/01/46, 144A
1/25 at 102.00 BB   376,115
9,000 Washington State, Motor Vehicle Fuel Tax General Obligation Bonds,
Series 2003C, 0.000%, 6/01/28 - FGIC Insured
No Opt. Call AA+   7,724,250
Total Washington 140,037,204
West Virginia - 1.0% (0.6% of Total Investments)
West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
West Virginia United Health System Obligated Group, Refunding &
Improvement Series 2013A:
3,000 5.375%, 6/01/38, (Pre-refunded 6/01/23) 6/23 at 100.00 A  (4) 3,004,680
16,845 5.500%, 6/01/44, (Pre-refunded 6/01/23) 6/23 at 100.00 A  (4) 16,872,963
9,000 West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
West Virginia United Health System Obligated Group, Series 2018A,
5.000%, 6/01/52
6/28 at 100.00 A   9,073,080
3,500 West Virginia Hospital Finance Authority, Revenue Bonds, West Virginia
University Health System Obligated Group, Improvement Series
2017A, 5.000%, 6/01/47
6/27 at 100.00 A   3,540,495
5,750 West Virginia State, General Obligation Bonds, State Road Competitive
Series 2018B, 4.000%, 6/01/42
6/28 at 100.00 AA-   5,758,912
Total West Virginia 38,250,130
Wisconsin - 3.9% (2.4% of Total Investments)
Public Finance Authority of Wisconsin, Conference Center and Hotel
Revenue Bonds, Lombard Public Facilities Corporation, Second Tier
Series 2018B:
43 0.000%, 1/01/46, 144A (6) No Opt. Call N/R   1,012
42 0.000%, 1/01/47, 144A (6) No Opt. Call N/R   929
42 0.000%, 1/01/48, 144A (6) No Opt. Call N/R   878
42 0.000%, 1/01/49, 144A (6) No Opt. Call N/R   825
41 0.000%, 1/01/50, 144A (6) No Opt. Call N/R   758
45 0.000%, 1/01/51, 144A (6) No Opt. Call N/R   791
1,163 1.000%, 7/01/51, 144A (6) 3/28 at 100.00 N/R   675,175
45 0.000%, 1/01/52, 144A (6) No Opt. Call N/R   733
44 0.000%, 1/01/53, 144A (6) No Opt. Call N/R   688
44 0.000%, 1/01/54, 144A (6) No Opt. Call N/R   645
43 0.000%, 1/01/55, 144A (6) No Opt. Call N/R   604
43 0.000%, 1/01/56, 144A (6) No Opt. Call N/R   569
42 0.000%, 1/01/57, 144A (6) No Opt. Call N/R   534
42 0.000%, 1/01/58, 144A (6) No Opt. Call N/R   499
Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
$ 42 0.000%, 1/01/59, 144A (6) No Opt. Call N/R   $ 473
41 0.000%, 1/01/60, 144A (6) No Opt. Call N/R   442
41 0.000%, 1/01/61, 144A (6) No Opt. Call N/R   412
40 0.000%, 1/01/62, 144A (6) No Opt. Call N/R   388
40 0.000%, 1/01/63, 144A (6) No Opt. Call N/R   363
39 0.000%, 1/01/64, 144A (6) No Opt. Call N/R   345
39 0.000%, 1/01/65, 144A (6) No Opt. Call N/R   322
39 0.000%, 1/01/66, 144A (6) No Opt. Call N/R   294
501 0.000%, 1/01/67, 144A (6) No Opt. Call N/R   3,474
2,250 Public Finance Authority of Wisconsin, Health Care Facilities Revenue
Bonds, Appalachian Regional Healthcare System Obligated Group,
Series 2021A, 4.000%, 7/01/56
1/31 at 100.00 BBB   1,789,335
Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake
Norman Charter School, Series 2018A:
6,000 5.000%, 6/15/38, 144A 6/26 at 100.00 BBB-   6,030,000
2,335 5.000%, 6/15/48, 144A 6/26 at 100.00 BBB-   2,302,964
10,000 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Ascension Health Alliance Senior Credit Group, Series 2013B-1,
4.000%, 11/15/43
5/28 at 100.00 Aa2   9,580,600
Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Aspirus, Inc. Obligated Group, Inc. Project, Series 2021:
9,830 4.000%, 8/15/46 8/31 at 100.00 A1   9,061,982
8,000 4.000%, 8/15/51 8/31 at 100.00 A1   7,182,320
10,000 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Marshfield Clinic Health System, Inc., Series 2017C, 5.000%, 2/15/47
2/27 at 100.00 BBB+   9,952,200
2,000 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Marshfield Clinic, Series 2016B, 5.000%, 2/15/35
2/26 at 100.00 BBB+   2,055,720
7,625 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Mercy Alliance, Inc., Series 2012, 5.000%, 6/01/39
5/23 at 100.00 A3   7,483,937
Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
PHW Muskego, Inc. Project, Series 2021:
2,415 4.000%, 10/01/51 10/28 at 102.00 N/R   1,726,653
2,470 4.000%, 10/01/61 10/28 at 102.00 N/R   1,656,505
5,155 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Ascension Health Alliance Senior Credit Group,
Series 2016A, 4.000%, 11/15/34
5/26 at 100.00 Aa2   5,260,987
Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Benevolent Corporation Cedar Community, Series
2017:
1,110 5.000%, 6/01/37 6/25 at 103.00 N/R   1,012,298
955 5.000%, 6/01/41 6/25 at 103.00 N/R   841,794
Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Franciscan Sisters of Christian Charity Sponsored
Ministry, Series 2017A:
1,000 5.000%, 9/01/30, (Pre-refunded 9/01/27) 9/27 at 100.00 N/R  (4) 1,093,400
1,110 5.000%, 9/01/31, (Pre-refunded 9/01/27) 9/27 at 100.00 N/R  (4) 1,213,674
1,100 5.000%, 9/01/32, (Pre-refunded 9/01/27) 9/27 at 100.00 N/R  (4) 1,202,740
1,725 5.000%, 9/01/33, (Pre-refunded 9/01/27) 9/27 at 100.00 N/R  (4) 1,886,115
1,775 5.000%, 9/01/34, (Pre-refunded 9/01/27) 9/27 at 100.00 N/R  (4) 1,940,785
1,910 5.000%, 9/01/35, (Pre-refunded 9/01/27) 9/27 at 100.00 N/R  (4) 2,088,394
2,065 5.000%, 9/01/36, (Pre-refunded 9/01/27) 9/27 at 100.00 N/R  (4) 2,257,871
15,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Froedtert Health, Inc. Obligated Group, Series
2022A, 4.000%, 4/01/41
10/32 at 100.00 AA   14,463,300

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Marshfield Clinic, Series 2016A:
$ 1,215 5.000%, 2/15/42 2/26 at 100.00 BBB+   $ 1,223,007
7,000 5.000%, 2/15/46 2/26 at 100.00 BBB+   6,992,860
5,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Medical College of Wisconsin, Inc., Series 2016,
5.000%, 12/01/41
11/26 at 100.00 AA-   5,210,050
Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Medical College of Wisconsin, Inc., Series 2022:
10,000 4.000%, 12/01/46 12/31 at 100.00 AA-   9,476,000
10,000 4.000%, 12/01/51 12/31 at 100.00 AA-   9,371,700
2,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Oakwood Lutheran Senior Ministries, Series 2021,
4.000%, 1/01/47
1/27 at 103.00 N/R   1,449,640
Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Saint John's Communities Inc., Series 2018A:
1,240 5.000%, 9/15/31, (Pre-refunded 9/15/23) 9/23 at 100.00 BBB-  (4) 1,247,291
7,955 5.000%, 9/15/50, (Pre-refunded 9/15/23) 9/23 at 100.00 BBB-  (4) 8,001,776
11,480 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, ThedaCare Inc, Series 2015, 5.000%, 12/15/44
12/24 at 100.00 A1   11,573,562
Total Wisconsin 147,320,613
Wyoming - 0.3% (0.2% of Total Investments)
9,625 Sweetwater County, Wyoming, Hospital Revenue Bonds, Memorial
Hospital Project, Refunding Series 2013A, 5.000%, 9/01/37, (Pre-
refunded 9/01/23)
9/23 at 100.00 N/R  (4) 9,670,719
Total Wyoming 9,670,719
Total Municipal Bonds (cost $6,110,480,529) 6,170,811,121
Total Long-Term Investments (cost $6,110,480,529) 6,170,811,121
Floating Rate Obligations - (2.4)% (89,875,000)
AMTP Shares, Net- (4.5)%(9) (172,919,222)
MFP Shares, Net - (27.2)%(10) (1,036,831,144)
VRDP Shares, Net- (30.3)%(11) (1,154,496,882)
Other Assets & Liabilities, Net -   2.3% 90,316,129
Net Assets Applicable to Common Shares - 100% $ 3,807,005,002
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch,
Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.
Holdings designated N/R are not rated by any of these national rating agencies.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(6) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7) For fair value measurement disclosure purposes, investment classified as Level 3.
(8) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(9) AMTP Shares, Net as a percentage of Total Investments is 2.8%
(10) MFP Shares, Net as a percentage of Total Investments is 16.8%.
(11) VRDP Shares, Net as a percentage of Total Investments is 18.7%.
Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NEA
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD Purchased on a when-issued or delayed delivery basis.
See Notes to Financial Statements
Statement of Assets and Liabilities
See Notes to Financial Statements

e
April 30, 2023 (Unaudited) NAD NEA
ASSETS
Long-term investments, at value
†
$ 4,977,999,385 $ 6,170,811,121
Short-term investments, at value
◊
16,400,000 –
Cash 5,155,657 390,934
Receivables:
Dividends 313 –
Interest 68,644,853 83,433,302
Investments sold 25,973,867 41,848,289
Other assets 1,446,570 2,436,126
Total assets 5,095,620,645 6,298,919,772
LIABILITIES
Floating rate obligations 90,020,000 89,875,000
AMTP Shares, Net
*
727,239,131 172,919,222
MFP Shares, Net
**
678,499,765 1,036,831,144
VRDP Shares, Net
***
503,473,283 1,154,496,882
Payables:
Dividends 8,375,387 10,005,020
Interest 1,712,646 1,913,767
Investments purchased - regular settlement 6,811,627 6,250,420
Investments purchased - when-issued/delayed-delivery settlement 15,710,729 14,728,647
Accrued expenses:
Custodian fees 346,674 369,416
Investor relations 85,432 106,875
Management fees 2,302,144 2,837,565
Trustees fees 1,058,040 1,431,184
Professional fees 7,073 –
Shareholder reporting expenses 83,967 101,511
Shareholder servicing agent fees 17,248 17,631
Other 18,249 30,486
Total liabilities 2,035,761,395 2,491,914,770
Commitments and contingencies
(1)
Net assets applicable to common shares $ 3,059,859,250 $ 3,807,005,002
Common shares outstanding 233,404,656 299,037,392
Net asset value ("NAV") per common share outstanding $ 13 .11 $ 12 .73
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
Common shares, $0.01 par value per share $ 2,334,047 $ 2,990,374
Paid-in capital 3,239,992,728 4,013,797,096
Total distributable earnings (loss) (182,467,525) (209,782,468)
Net assets applicable to common shares $ 3,059,859,250 $ 3,807,005,002
Authorized shares:
Common Unlimited Unlimited
Preferred Unlimited Unlimited
†
Long-term investments, cost $ 4,940,139,151 $ 6,110,480,529
◊
Short-term investments, cost $ 16,400,000 $ —
*
AMTP Shares, liquidation preference 727,500,000 173,000,000
**
MFP Shares, liquidation preference 679,000,000 1,038,900,000
***
VRDP Shares, liquidation preference 504,300,000 1,159,400,000
(1) As disclosed in Notes to Financial Statements.
Statement of Operations
See Notes to Financial Statements

Six Months Ended April 30, 2023 (Unaudited) NAD NEA
INVESTMENT INCOME
Interest $ 111,492,208 $ 133,867,777
Total investment income 111,492,208 133,867,777
EXPENSES
– –
Management fees 13,767,089 16,981,885
Shareholder servicing agent fees 52,709 57,475
Interest expense and amortization of offering costs 35,893,382 39,959,652
Trustees fees 69,495 86,769
Custodian expenses, net 190,458 194,354
Investor relations expenses 67,850 73,889
Liquidity fees 1,955,779 5,331,301
Professional fees 164,194 191,235
Remarketing fees 256,033 1,113,477
Shareholder reporting expenses 105,508 129,974
Stock exchange listing fees 34,099 79,075
Other 72,679 104,087
Total expenses 52,629,275 64,303,173
Net investment income (loss) 58,862,933 69,564,604
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments (31,076,993) (42,813,972)
Net realized gain (loss) (31,076,993) (42,813,972)
Change in unrealized appreciation (depreciation) on:
Investments 324,675,388 411,990,441
Change in net unrealized appreciation (depreciation) 324,675,388 411,990,441
Net realized and unrealized gain (loss) 293,598,395 369,176,469
Net increase (decrease) in net assets applicable to common shares from operations $ 352,461,328 $ 438,741,073
Statement of Changes in Net Assets
See Notes to Financial Statements

NAD NEA
Unaudited
Six Months Ended
4/30/23
Year Ended
10/31/22
Unaudited
Six Months Ended
4/30/23
Year Ended
10/31/22
OPERATIONS
Net investment income (loss) $ 58,862,933 $ 148,191,328 $ 69,564,604 $ 179,487,588
Net realized gain (loss) (31,076,993) (127,718,956) (42,813,972) (178,698,633)
Change in net unrealized appreciation (depreciation) 324,675,388 (854,448,481) 411,990,441 (1,066,387,164)
Net increase (decrease) in net assets applicable to common shares from operations 352,461,328 (833,976,109) 438,741,073 (1,065,598,209)
DISTRIBUTIONS TO COMMON SHAREHOLDERS
Dividends (58,234,461) (159,765,489) (68,479,563) (194,972,381)
Decrease in net assets applicable to common shares from
distributions to common shareholders (58,234,461) (159,765,489) (68,479,563) (194,972,381)
Net increase (decrease) in net assets applicable to common shares 294,226,867 (993,741,598) 370,261,510 (1,260,570,590)
Net assets applicable to common shares at the beginning of the period 2,765,632,383 3,759,373,981 3,436,743,492 4,697,314,082
Net assets applicable to common shares at the end of the
period $ 3,059,859,250 $ 2,765,632,383 $ 3,807,005,002 $ 3,436,743,492
Statement of Cash Flows
See Notes to Financial Statements

The following table provides a reconciliation of cash and cash collateral at brokers to the Statement of Assets and Liabilities:
April 30, 2023 (Unaudited)
NAD NEA
CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase (Decrease) in Net Assets Applicable to Common Shares from Operations $ 352,461,328 $ 438,741,073
Adjustments to reconcile the net increase (decrease) in net assets applicable to common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments (535,608,036) (505,144,355)
Proceeds from sale and maturities of investments 568,411,409 595,390,164
Proceeds from (Purchase of) short-term investments, net (16,400,000) —
Taxes paid (14,217) (8,183)
Amortization (Accretion) of premiums and discounts, net (3,178,506) (2,404,248)
Amortization of deferred offering costs 424,747 527,271
(Increase) Decrease in:
Receivable for dividends 106 —
Receivable for interest 605,364 (1,668,895)
Receivable for investments sold 37,891,134 7,527,156
Other assets (41,752) (170,512)
Increase (Decrease) in:
Payable for interest 1,084,999 1,044,486
Payable for investments purchased - regular settlement 6,811,627 36,834
Payable for investments purchased - when-issued/delayed-delivery settlement 7,328,826 6,181,694
Accrued custodian fees (65,437) (70,334)
Accrued investor relations fees (39,365) (59,612)
Accrued management fees (36,641) (60,678)
Accrued Trustees fees 64,409 89,062
Accrued professional fees (73,448) (90,691)
Accrued shareholder reporting expenses 494 973
Accrued shareholder servicing agent fees (616) (2,756)
Accrued other expenses (50,187) (7,159)
Net realized (gain) loss from investments 31,076,993 42,813,972
Net realized (gain) loss from paydowns (60,673) (16,174)
Change in net unrealized (appreciation) depreciation of investments (324,675,388) (411,990,441)
Net cash provided by operating activities 125,917,170 170,658,647
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from borrowings 23,209,620 36,452,584
(Repayments) of borrowings (75,609,620) (65,952,584)
Proceeds from floating rate obligations 5,950,000 750,000
(Repayments of) floating rate obligations (12,615,000) (22,440,000)
(Repayments for) AMTP Shares redeemed, at liquidation preference — (143,500,000)
(Repayments for) MFP Shares redeemed, at liquidation preference — (50,000,000)
(Rep ayments for) VRDP Shares redeemed, at liquidation preference (127,700,000) —
Increase (Decrease) in cash overdraft (1,608,731) —
Cash distributions paid to common shareholders (60,087,782) (71,166,515)
Net cash provided by (used in) financing activities (248,461,513) (315,856,515)
Net increase (decrease) in cash and cash collateral at brokers (122,544,343) (145,197,868)
Cash and Cash Collateral at Brokers at the beginning of period 127,700,000 145,588,802
Cash at the end of period $ 5,155,657 $ 390,934
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION NAD NEA
Cash paid for interest
$ 34,359,270 $ 38,330,216
NAD NEA
Cash $ 5,155,657 $ 390,934
Total cash and cash collateral at brokers $ 5,155,657 $ 390,934
Financial Highlights

Ratios of Interest Expense to
Average Net Assets Applicable
to Common Shares
NAD
NEA
4/30/23(c)
2.54%
2.48%
10/31/22
1.06
1.06
10/31/21
0.53
0.53
10/31/20
0.94
0.94
10/31/19
1.50
1.47
10/31/18
1.39
1.35
The following data is for a common share outstanding for each fiscal year end unless otherwise noted:
Investment Operations
Less Distributions to
Common Shareholders Common Share
Beginning
Common
Share
Net Asset
Value
Net
Investment
Income (NII)
(Loss)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Discount
Per
Share
Repurchased
and Retired
Ending
Net Asset
Value
Ending
Share
Price
NAD
4/30/23(c) $ 11.85 $ 0.25 $ 1.26 $ 1.51 $ (0.25) $ — $ (0.25) $ — $ 13.11 $ 11.47
10/31/22 16.11 0.63 (4.21) (3.58) (0.68) — (0.68) — 11.85 10.63
10/31/21 15.75 0.72 0.35 1.07 (0.71) — (0.71) — 16.11 15.63
10/31/20 15.91 0.70 (0.19) 0.51 (0.67) — (0.67) — 15.75 14.44
10/31/19 14.42 0.67 1.46 2.13 (0.64) — (0.64) — 15.91 14.42
10/31/18 15.41 0.69 (0.99) (0.30) (0.69) — (0.69) —(e) 14.42 12.41
NEA
4/30/23(c) 11.49 0.23 1.24 1.47 (0.23) — (0.23) — 12.73 11.11
10/31/22 15.71 0.60 (4.17) (3.57) (0.65) — (0.65) — 11.49 10.32
10/31/21 15.50 0.69 0.22 0.91 (0.70) — (0.70) — 15.71 15.18
10/31/20 15.58 0.69 (0.11) 0.58 (0.66) — (0.66) — 15.50 14.33
10/31/19 14.16 0.66 1.40 2.06 (0.64) — (0.64) — 15.58 14.20
10/31/18 15.07 0.68 (0.91) (0.23) (0.68) — (0.68) —(e) 14.16 12.13
(a) Percentage is not annualized.
(b) • Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to borrowings and/or reverse repurchase agreements (as described in Notes to Financial Statements), where applicable.
• The expense ratios reflect, among other things, all interest expense and other costs related to borrowings and/or reverse repurchase agreements (as described in Notes to Financial Statements) and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund (as described in Notes to Financial Statements), where applicable, as follows:
See notes to financial statements

Common Share Supplemental Data/
Ratios Applicable to Common Shares
Common Share
Total Returns
Ratios to Average
Net Assets
Based
on
Net Asset
Value(a)
Based
on
Share
Price(a)
Ending
Net
Assets
(000) Expenses(b)
Net
Investment
Income
(Loss)
Portfolio
Turnover
Rate
12.77% 10.25% $ 3,059,859 3.51% (d) 3.92% (d) 11%
(22.79) (28.38) 2,765,632 2.02 4.44 37
6.85 13.31 3,759,374 1.44 4.43 10
3.27 4.89 3,334,252 1.87 4.47 15
15.03 21.78 3,211,273 2.45 4.35 8
(2.03) (5.69) 2,910,735 2.34 4.57 20
12.81 9.87 3,807,005 3.44 (d) 3.72 (d) 8
(23.31) (28.47) 3,436,743 2.01 4.31 36
5.91 10.92 4,697,314 1.44 4.31 12
3.84 5.74 4,318,384 1.85 4.46 16
14.81 22.78 4,093,389 2.40 4.41 8
(1.62) (5.84) 3,719,774 2.29 4.63 11
(c) Unaudited.
(d) Annualized.
(e) Value rounded to zero.

Financial Highlights (continued)
Asset
Coverage
Per
$1,000
Share(c)
NEA
4/30/23
2,605
10/31/22
2,402
10/31/21
2,831
10/31/20
2,805
10/31/19
2,800
10/31/18
—
The following table sets forth information regarding each Fund's outstanding senior securities as of the end of each of the Fund's last five fiscal periods, as applicable.
AMTP Shares MFP Shares VMTP Shares VRDP Shares
Aggregate
Amount
Outstanding
(000)(a)
Asset
Coverage
Per
$100,000
Share(b)
Aggregate
Amount
Outstanding
(000)(a)
Asset
Coverage
Per
$100,000
Share(b),(d)
Aggregate
Amount
Outstanding
(000)(a)
Asset
Coverage
Per
$100,000
Share(b)
Aggregate
Amount
Outstanding
(000)(a)
Asset
Coverage
Per
$100,000
Share(b)
Asset
Coverage
Per $1
Liquidation
Preference(e)
NAD
4/30/23(f) $ 727,500 $ 260,135 $ 679,000 $ 260,135 $ — $ — $ 504,300 $ 260,135 $ 2.60
10/31/22 727,500 240,874 679,000 240,874 — — 504,300 240,874 2.41
10/31/21 727,500 284,419 679,000 284,419 — — 632,000 284,419 2.84
10/31/20 545,500 279,599 679,000 279,599 — — 632,000 279,599 2.80
10/31/19 545,500 279,954 607,000 279,954 — — 632,000 279,954 2.80
10/31/18 — — 607,000 263,112 545,500 263,112 632,000 263,112 2.63
NEA
4/30/23(f) 173,000 260,545 1,038,900 260,545 — — 1,159,400 260,545 2.61
10/31/22 173,000 240,229 1,088,900 240,229 — — 1,159,400 240,229 2.40
10/31/21 316,500 283,145 1,088,900 283,145 — — 1,159,400 283,145 2.83
10/31/20 143,500 280,550 958,000 280,550 — — 1,290,300 280,550 2.81
10/31/19 — — 958,000 282,066 — — 1,290,300 282,066 2.82
10/31/18 — — 958,000 265,448 — — 1,290,300 265,448 2.65
(a) Aggregate Amount Outstanding: Aggregate amount outstanding represents the liquidation preference as of the end of the relevant fiscal year and does not included any preferred shares noticed for redemption as noted on the Statement of Assets and Liabilities, where applicable.
(b) Asset Coverage Per $100,000: Asset coverage per $100,000 is calculated by subtracting the Fund’s liabilities and indebtedness not represented by senior securities from the Fund’s total assets, dividing the result by the aggregate amount of the Fund’s senior securities representing indebtedness then outstanding
(if applicable,) plus the aggregate of the involuntary liquidation preference of the outstanding preferred shares, if applicable, and multiplying the result by
100,000.
(c) Asset Coverage Per $1,000: Asset coverage per $1,000 is calculated by subtracting the Fund’s liabilities and indebtedness not represented by senior securities from the Fund’s total assets, dividing the result by the aggregate amount of the Fund’s senior securities representing indebtedness then outstanding (if applicable,) plus the aggregate of the involuntary liquidation preference of the outstanding preferred shares, if applicable, and multiplying the result by 1,000.
(d) NEA’s Series D MFP Shares have a $1,000 liquidation preference per share, while all other MFP Shares have a $100,000 liquidation preference per share.  The asset coverage per $1,000 share for NEA’s Series D MFP Shares were as follows:
(e) Includes all preferred shares presented for the Fund.
(f) Unaudited.
Notes to Financial Statements
(Unaudited)

1. General Information
Fund Information:
The funds covered in this report and their corresponding New York Stock Exchange (“NYSE”) symbols are as follows (each a
“Fund” and collectively, the “Funds”):
Nuveen Quality Municipal Income Fund (NAD)
Nuveen AMT-Free Quality Municipal Income Fund (NEA)
The Funds are registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as diversified closed-end management investment companies. NAD and NEA were organized as Massachusetts business trusts on January 15, 1999 and July 29, 2002, respectively.
Current Fiscal Period:
The end of the reporting period for the Funds is April 30, 2023, and the period covered by these Notes to Financial
Statements is the six months ended April 30, 2023 (the “current fiscal period”).
Investment Adviser and Sub-Adviser:
The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-
advisory agreements with Nuveen Asset Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Developments Regarding the Funds’ Control Share By-Law:
On October 5, 2020, the Funds and certain other closed-end funds in the Nuveen fund complex amended their by-laws. Among other things, the amended by-laws included provisions pursuant to which, in summary, a shareholder who obtains beneficial ownership of common shares in a Control Share Acquisition (as defined in the by-laws) shall have the same voting rights as other common shareholders only to the extent authorized by the other disinterested shareholders (the “Control Share By-Law”). On January 14, 2021, a
shareholder of certain Nuveen closed-end funds filed a civil complaint in the U.S. District Court for the Southern District of New York (the “District
Court”) against certain Nuveen funds and their trustees, seeking a declaration that such funds’ Control Share By-Laws violate the 1940 Act, rescission of such fund’s Control Share By-Laws and a permanent injunction against such funds applying the Control Share By-Laws. On February 18, 2022, the District Court granted judgment in favor of the plaintiff’s claim for rescission of such funds’ Control Share By-Laws and the plaintiff’s declaratory judgment claim, and declared that such funds’ Control Share By-Laws violate Section 18(i) of the 1940 Act. Following review of the judgment of the District Court, on February 22, 2022, the Board of Trustees (the “Board”) amended the Funds’ by-laws to provide that the Funds’ Control Share
By-Law shall be of no force and effect for so long as the judgment of the District Court is effective and that if the judgment of the District Court is reversed, overturned, vacated, stayed, or otherwise nullified, the Funds’ Control Share By-Law will be automatically reinstated and apply to any beneficial owner of common shares acquired in a Control Share Acquisition, regardless of whether such Control Share Acquisition occurs before or after such reinstatement, for the duration of the stay or upon issuance of the mandate reversing, overturning, vacating or otherwise nullifying the judgment of the District Court. On February 25, 2022, the Board and the Funds appealed the District Court’s decision to the U.S. Court of Appeals for the Second Circuit.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services – Investment Companies. The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing security and shareholder transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation:
The Funds pay no compensation directly to those of its trustees or to its officers, all of whom receive remuneration for their services to each Fund from the Adviser or its affiliates. The Board has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Custodian Fee Credit:
As an alternative to overnight investments, each Fund has an arrangement with its custodian bank, State Street Bank and
Trust Company, (the “Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the Custodian. The amount of custodian fee credit earned by a Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net.” During the current reporting period, the custodian fee credit earned by each Fund was as follows:

Notes to Financial Statements
(Unaudited) (continued)
Distributions to Common Shareholders:
Distributions to common shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications:
Under the Funds' organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income:
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Investment income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash. Investment income also reflects dividend income, which is recorded on the ex-dividend date.
Netting Agreements:
In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and
Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged , are presented in the Funds’ Portfolio of Investments or Statements of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 4 - Portfolio
Securities and Investments in Derivatives.
New Accounting Pronouncement:
In March 2020, FASB issued Accounting Standards Update ("ASU") 2020-04, Reference Rate Reform: Facilitation
of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank
Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31,
2022. In December 2022, FASB deferred ASU 2022-04 and issued ASU 2022-06, Reference Rate Reform: Deferral of the Sunset Date of Topic 848,
which extends the application of the amendments through December 31, 2024. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds’ financial statements and various filings.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Fund
Gross
Custodian Fee
Credits
NAD
$ 10,663
NEA
18,981

Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:
The Funds hold liabilities in floating rate obligations and preferred shares, where applicable, which are not reflected in the tables above. The fair values of the Funds’ liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as
Level 2 and further described in Note 4 - Portfolio Securities and Investments in Derivatives. The fair values of the Funds’ liabilities for preferred shares approximate their liquidation preference. Preferred shares are generally classified as Level 2 and further described in Note 5 - Fund Shares.
4. Portfolio Securities and Investments in Derivatives
Portfolio Securities
Inverse Floating Rate Securities:
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b)
an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity
Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse
Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
NAD
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 4,977,387,862 $ 158,994* $ 4,977,546,856
Investment Companies 421,179 – – 421,179
Variable Rate Senior Loan Interests – – 31,350* 31,350
Short-Term Investments:
Municipal Bonds – 16,400,000 – 16,400,000
Total $ 421,179 $ 4,993,787,862 $ 190,344 $ 4,994,399,385
1
NEA
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 6,170,571,180 $ 239,941* $ 6,170,811,121
Total $ – $ 6,170,571,180 $ 239,941 $ 6,170,811,121
1
* Refer to the Fund's Portfolio of Investments for securities classified as Level 3.

Notes to Financial Statements
(Unaudited) (continued)
The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
A Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse
Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse
Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited
Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the
Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB
Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in
“Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB
Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the
Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the
Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
As of the end of the reporting period, the aggregate value of Floaters issued by each Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rates and fees related to self-deposited Inverse Floaters, were as follows:
TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that
Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of
Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond are not sufficient to pay the purchase price of the Floaters.
The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.
Fund
Floating Rate
Obligations: Self-
Deposited
Inverse Floaters
Floating Rate
Obligations:
Externally-Deposited
Inverse Floaters Total
NAD
$ 90,020,000 $ 27,695,000 $ 117,715,000
NEA
89,875,000 61,240,000 151,115,000
Fund
Average Floating
Rate Obligations
Outstanding
Average Annual
Interest Rate
And Fees
NAD
$ 94,818,740 3.41%
NEA
105,903,822 3.16

As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the
Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the reporting period, there were no loans outstanding under any such facility.
Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity
Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and
Liabilities.
As of the end of the reporting period, each Fund's maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
Zero Coupon Securities:
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Purchases and sales:
Long-term purchases and sales during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/
delayed delivery purchase commitments. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
Investments in Derivatives
In addition to the inverse floating rate securities in which each Fund may invest, which are considered portfolio securities for financial reporting purposes, each Fund is authorized to invest in certain other derivative instruments such as futures, options and swap contracts.  Each Fund limits its investments in futures, options on futures and swap contracts to the extent necessary for the Adviser to claim the exclusion from registration by the
Commodity Futures Trading Commission as a commodity pool operator with respect to the Fund.  The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, where applicable.  Even though the Funds' investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
Although the Funds are authorized to invest in derivative instruments and may do so in the future, they did not make any such investments during the current fiscal period.
Market and Counterparty Credit Risk:
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have
Fund
Maximum Exposure
to Recourse Trusts:
Self-Deposited
Inverse Floaters
Maximum Exposure
to Recourse Trusts:
Externally-Deposited
Inverse Floaters Total
NAD
$ 77,455,000 $ 22,070,000 $ 99,525,000
NEA
89,875,000 61,240,000 151,115,000
Fund
Purchases
Sales and
Maturities
NAD
$ 535,608,036 $ 568,411,409
NEA
505,144,355 595,390,164

Notes to Financial Statements
(Unaudited) (continued)
instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the predetermined threshold amount.
5. Fund Shares
Common Share Transactions:
The Funds did not have any transactions in common shares during the Funds' current and prior fiscal period.
Preferred Shares
Adjustable Rate MuniFund Term Preferred Shares:
The Funds have issued and have outstanding Adjustable Rate MuniFund Term Preferred
(“AMTP”) Shares, with a $100,000 liquidation preference per share. AMTP Shares are issued via private placement and are not publicly available.
As of the end of the reporting period, NAD and NEA had $727,239,131 and $172,919,222 of AMTP Shares at liquidation preference, net of deferred offering costs, respectively. Further details of each Fund’s AMTP Shares outstanding as of the end of the reporting period, were as follows, were as follows:
\
Each Fund is obligated to redeem its AMTP Shares by the date as specified in its offering document (“Term Redemption Date”), unless earlier redeemed by the Fund. AMTP Shares are subject to optional and mandatory redemption in certain circumstances. The AMTP Shares may be redeemed at the option of the Fund, subject to payment of premium for approximately six months following the date of issuance (“Premium
Expiration Date”), and at the redemption price per share thereafter. The redemption price per share is equal to the sum of the liquidation preference per share plus any accumulated but unpaid dividends.
AMTP Shares are short-term or short/intermediate-term instruments that pay a variable dividend rate tied to a short-term index, plus an additional fixed “spread” amount which is initially established at the time of issuance and may be adjusted in the future based upon a mutual agreement between the majority owner and the Fund. From time-to-time the majority owner may propose to the Fund an adjustment to the dividend rate.
Should the majority owner and the Fund fails to agree upon an adjusted dividend rate, and such proposed dividend rate adjustment is not withdrawn, the Fund will be required to redeem all outstanding shares upon the end of a notice period.
In addition, the Fund may be obligated to redeem a certain amount of the AMTP Shares if the Fund fails to maintain certain asset coverage and leverage ratio requirements and such failures are not cured by the applicable cure date. The Term Redemption Date and Premium Expiration Date for the Fund’s AMTP Shares are as follows:
The average liquidation preference of AMTP Shares outstanding and annualized dividend rate for the Fund during the current fiscal period were as follows:
Fund Series
Shares
Outstanding
Liquidation
Preference
NAD 2028 3,370 $337,000,000
2028-1 2,085 $208,500,000
2028-2 1,820 $182,000,000
NEA 2028-1 1,730 $173,000,000
Fund
Notice
Period Series
Term
Redemption Date
Premium
Expiration Date
NAD 360-day 2028 December 1, 2028* November 30, 2019
360-day 2028-1 December 1, 2028* November 30, 2019
360-day 2028-2 December 1, 2028* November 30, 2019
NEA 360-day 2028-1 December 1, 2028* December 13, 2019
* Subject to early termination by either the Fund or the holder.
Fund
Average
Liquidation
Preference of
AMTP
Shares
Outstanding
Annualized
Dividend Rate
NAD
$ 727,500,000 3.73%
NEA
173,000,000 3.74

AMTP Shares are subject to restrictions on transfer, generally do not trade, and market quotations are generally not available. The fair value of AMTP
Shares is expected to be approximately their liquidation preference so long as the fixed “spread” on the AMTP Shares remains roughly in line with the “spread” being demanded by investors on instruments having similar terms in the current market environment. In present market conditions, the Funds’ Adviser has determined that the fair value of AMTP Shares is approximately their liquidation preference, but their fair value could vary if market conditions change materially. For financial reporting purposes, the liquidation preference of AMTP Shares is a liability and is recognized as a component of “AMTP Shares, net” on the Statement of Assets and Liabilities.
AMTP Share dividends are treated as interest payments for financial reporting purposes. Unpaid dividends on AMTP Shares are recognized as a component of “Payable for interest” on the Statement of Assets and Liabilities. Dividends accrued on AMTP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.
Costs incurred in connection with the Fund’s offering of AMTP Shares were recorded as deferred charges, which are amortized over the life of the shares and are recognized as components of “AMTP Shares, net” on the Statement of Assets and Liabilities and “Interest expense and amortization of offering costs” on the Statement of Operations.
MuniFund Preferred Shares:
The Funds have issued and have outstanding MuniFund Preferred (“MFP”) Shares, with a $100,000 ($1,000 for NEA’s
Series D) liquidation preference per share. These MFP Shares were issued via private placement and are not publically available.
The Funds are obligated to redeem their MFP Shares by the date as specified in its offering documents (“Term Redemption Date”), unless earlier redeemed by the Funds. MFP Shares are initially issued in a pre-specified mode, however, MFP Shares can be subsequently designated as an alternative mode at a later date at the discretion of the Funds. The modes within MFP Shares detail the dividend mechanics and are described as follows. At a subsequent date, the Funds may establish additional mode structures with the MFP Share.
• Variable Rate Remarketed Mode (“VRRM”) – Dividends for MFP Shares within this mode will be established by a remarketing agent; therefore, market value of the MFP Shares is expected to approximate its liquidation preference. Shareholders have the ability to request a best-efforts tender of its shares upon seven days notice. If the remarketing agent is unable to identify an alternative purchaser, the shares will be retained by the shareholder requesting tender and the subsequent dividend rate will increase to its step-up dividend rate. If after one consecutive year of unsuccessful remarketing attempts, the Fund will be required to designate an alternative mode or redeem the shares.
Each Fund will pay a remarketing fee on the aggregate principal amount of all MFP Shares while designated in VRRM. Payments made by the Fund to the remarketing agent are recognized as “Remarketing fees” on the Statement of Operations.
• Variable Rate Mode (“VRM”) – Dividends for MFP Shares designated in this mode are based upon a short-term index plus an additional fixed
“spread” amount established at the time of issuance or renewal / conversion of its mode. At the end of the period of the mode, the Fund will be required to either extend the term of the mode, designate an alternative mode or redeem the MFP Shares.
The fair value of MFP Shares while in VRM are expected to approximate their liquidation preference so long as the fixed “spread” on the shares remains roughly in line with the “spread” being demanded by investors on instruments having similar terms in the current market. In current market conditions, the Adviser has determined that the fair value of the shares are approximately their liquidation preference, but their fair value could vary if market conditions change materially.
• Variable Rate Demand Mode (“VRDM”) – Dividends for MFP Shares designated in this mode will be established by a remarketing agent; therefore, the market value of the MFP Shares is expected to approximate its liquidation preference. While in this mode, Shares will have an unconditional liquidity feature that enable its shareholders to require a liquidity provider, which the Fund has entered into a contractual agreement, to purchase shares in the event that the shares are not able to be successfully remarketed. In the event that shares within this mode are unable to be successfully remarketed and are purchased by the liquidity provider, the dividend rate will be the maximum rate which is designed to escalate according to a specified schedule in order to enhance the remarketing agent’s ability to successfully remarket the shares. Each Fund is required redeem any shares that are still owned by a liquidity provider after six months of continuous, unsuccessful remarketing.
The Fund will pay a liquidity and remarketing fee on the aggregate principal amount of all MFP shares while within VRDM. Payments made by the
Fund to the liquidity provider and remarketing agent are recognized as “Liquidity fees” and “Remarketing fees”, respectively, on the Statement
Operations.
For financial reporting purposes, the liquidation preference of MFP Shares is recorded as a liability and is recognized as a component of “MFP
Shares, net” on the Statement of Assets and Liabilities. Dividends on the MFP shares are treated as interest payments for financial reporting purposes. Unpaid dividends on MFP shares are recognized as a component on “Payable for interest” on the Statement of Assets and Liabilities.
Dividends accrued on MFP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of
Operations.
Subject to certain conditions, MFP Shares may be redeemed, in whole or in part, at any time at the option of the Fund. The Fund may also be required to redeem certain MFP shares if the Fund fails to maintain certain asset coverage requirements and such failures are not cured by the applicable cure date. The redemption price per share in all circumstances is equal to the liquidation preference per share plus any accumulated but unpaid dividends.
Costs incurred in connection with each Fund's offering of MFP Shares were recorded as a deferred charge and are being amortized over the life of the shares and are recognized as a component of MFP Shares, Net on the Statement of Assets and Liabilities and “Interest expense and amortization of offering costs” on the Statement of Operations.

Notes to Financial Statements
(Unaudited) (continued)
As of the end of the reporting period, NAD and NEA had $678,499,765 and $1,036,831,144 of MFP Shares at liquidation preference, net of deferred available offering costs, respectively. Further details of each Fund’s MFP Shares outstanding as of the end of the reporting period, were as follows.
* Subject to earlier termination by either the Fund or the holder.
The average liquidation preference of MFP Shares outstanding and annualized dividend rate for each Fund during the current fiscal period were as follows:
Variable Rate Demand Preferred Shares:
The following Funds have issued and have outstanding Variable Rate Demand Preferred (“VRDP”) Shares, with a $100,000 liquidation preference per share. VRDP Shares are issued via private placement and are not publicly available.
As of the end of the reporting period, NAD and NEA had $503,473,283 and $1,154,496,882 of VRDP Shares at liquidation preference, net of deferred offering costs, respectively. Further details of the Funds’ VRDP Shares outstanding as of the end of the reporting period, were as follows:
VRDP Shares include a liquidity feature that allows VRDP shareholders to have their shares purchased by a liquidity provider with whom each Fund has contracted in the event that the VRDP Shares are not able to be successfully remarketed. Each Fund is required to redeem any VRDP Shares that are still owned by the liquidity provider after six months of continuous, unsuccessful remarketing. Each Fund pays an annual remarketing fee on the aggregate principal amount of all VRDP Shares outstanding. Each Fund’s VRDP Shares have successfully remarketed since issuance.
Dividends on the VRDP Shares (which are treated as interest payments for financial reporting purposes) are set at a rate established by a remarketing agent; therefore, the market value of the VRDP Shares is expected to approximate its liquidation preference. In the event that VRDP Shares are unable to be successfully remarketed, the dividend rate will be the maximum rate which is designed to escalate according to a specified schedule in order to enhance the remarketing agent’s ability to successfully remarket the VRDP Shares.
Subject to certain conditions, VRDP Shares may be redeemed, in whole or in part, at any time at the option of each Fund. Each Fund may also redeem certain of the VRDP Shares if the Fund fails to maintain certain asset coverage requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation preference per share plus any accumulated but unpaid dividends.
The average liquidation preference of VRDP Shares outstanding and annualized dividend rate for each Fund during the current fiscal period were as follows:
Fund Series
Shares
Outstanding
Liquidation
Preference
Term
Redemption Date Mode
Mode
Termination Date
NAD A 6,070 $607,000,000 January 3, 2028 VRM January 3, 2028
B 720 $72,000,000 September 1, 2047 VRM April 1, 2024
NEA A 1,350 $135,000,000 February 3, 2048 VRM February 3, 2048
B 3,350 $335,000,000 March 2, 2028 VRM March 2, 2028
C 2,380 $238,000,000 March 2, 2028 VRDM March 2, 2028
D 3,309 $330,900,000 March 1, 2029 VRRM N/A
Fund
Average
Liquidation
Preference of MFP
Shares
Outstanding
Annualized
Dividend Rate
NAD
$ 679,000,000 3.88%
NEA
1,044,424,862 3.47
Fund Series
Shares
Outstanding
Remarketing
Fees*
Liquidation
Preference Maturity
NAD 1 2,368 0.10% $236,800,000 September 11, 2026
2 2,675 0.10% $267,500,000 September 11, 2026
NEA 1 2,190 0.10% $219,000,000 June 1, 2040
3 3,509 0.05% $350,900,000 March 1, 2040
4 4,895 0.10% $489,500,000 September 11, 2026
5 1,000 0.10% $100,000,000 October 1, 2046
* Remarketing fees as a percentage of the aggregate principal amount of all VRDP Shares outstanding for each series.

For financial reporting purposes, the liquidation preference of VRDP Shares is a liability and is recognized as a component of “VRDP Shares, net” on the Statement of Assets and Liabilities. Unpaid dividends on VRDP Shares are recognized as a component of “Payable for interest” on the Statement of Assets and Liabilities, when applicable. Dividends accrued on VRDP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. Costs incurred by the Funds in connection with their offerings of VRDP Shares were recorded as a deferred charge, which are amortized over the life of the shares and are recognized as a component of “VRDP Shares, Net” on the Statement of
Assets and Liabilities and “Interest expense and amortization of offering costs” on the Statement of Operations. In addition to interest expense, each Fund may also pay a per annum liquidity fee to the liquidity provider, as well as a remarketing fee, which are recognized as “Liquidity fees” and
“Remarketing fees,” respectively, on the Statement of Operations.
Preferred Share Transactions:
Transactions in preferred shares during the Funds' current and prior fiscal period, where applicable, are noted in the following tables.
Transactions in AMTP Shares for the Funds, where applicable, were as follows:
Transactions in MFP Shares for the Funds, where applicable, were as follows:
Transactions in VRDP Shares for the Funds, where applicable, were as follows:
6. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal income tax, and in the case of NEA the AMT applicable to individuals to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Fund
Average
Liquidation
Preference of
VRDP
Shares
Outstanding
Annualized
Dividend Rate
NAD
$ 504,300,000 2.93%
NEA
1,159,400,000 2.88
Year Ended
October 31, 2022
NEA Series Shares Amount
AMTP Shares noticed for redemption 2028 (1,435) $(143,500,000)
Six Months Ended
April 30, 2023
NEA Series Shares Amount
MFP Shares redeemed A (500) $(50,000,000)
Year Ended
October 31, 2022
NAD Series Shares Amount
VRDP Shares noticed for redemption 3 (1,277) $(127,700,000)

Notes to Financial Statements
(Unaudited) (continued)
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
7. Management Fees and Other Transactions with Affiliates
Management Fees:
Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each fund is calculated according to the following schedule:
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
NAD
$ 4,862,272,738 $ 132,625,130 $ (90,517,903) $ 42,107,227
NEA
6,014,735,938 180,496,425 (114,295,984) 66,200,441
Fund
Undistributed
Tax-Exempt
Income
1
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
NAD
$ 7,195,352 $ 432,033 $ — $ (282,869,690) $ (190,612,987) $ — $ (10,853,317) $ (476,708,609)
NEA
2,020,539 288,505 — (345,890,315) (223,163,726) — (13,307,164) (580,052,161)
1
Undistributed tax-exempt income (on a tax basis) has not been reduced for the dividend on October 3, 2022 and paid on November 1, 2022.
Fund
Short-Term Long-Term Total
NAD
1
$ 122,521,396 $ 68,091,591 $ 190,612,987
NEA
1
132,915,237 90,248,489 223,163,726
1
A portion of NAD's and NEA's capital loss carryforwards is subject to limitation under the Internal Revenue Code and related regulations.
Average Daily Managed Assets*
Fund-Level Fee
Rate
For the first $125 million 0.4500%
For the next $125 million 0.4375
For the next $250 million 0.4250
For the next $500 million 0.4125
For the next $1 billion 0.4000
For the next $3 billion 0.3750
For managed assets over $5 billion 0.3675

The annual complex-level fee, payable monthly, for each Fund is calculated by multiplying the current complex-wide fee rate, determined according to the following schedule by the Fund’s daily managed assets:
* For the complex-level fees, managed assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining managed assets in certain circumstances. The complex-level fee is calculated based upon the aggregate daily managed assets of all Nuveen open-end and closed-end funds that constitute ‘’eligible assets.” Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective
January 1, 2011, but do not include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. As of April
30, 2023, the complex-level fee for each Fund was as follows:
Other Transactions with Affiliates:
Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser (“Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board ("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Funds engaged in cross-trades pursuant to these procedures as follows:
8. Commitments and Contingencies
In the normal course of business, each Fund enters into a variety of agreements that may expose the Fund to some risk of loss. These could include recourse arrangements for certain TOB Trusts and certain agreements related to preferred shares, which are described elsewhere in these Notes to Financial Statements. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the reporting period, the Funds did not have any unfunded commitments.
From time to time, the Funds may be party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Funds’ rights under contracts. As of the end of the reporting period, management has determined that any legal proceeding(s)
the Funds are subject to, including those described within this report, are unlikely to have a material impact to any of the Funds’ financial statements.
9. Borrowing Arrangements
Committed Line of Credit:
The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day,
$2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-
going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated
Complex-Level Eligible Asset Breakpoint Level* Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion 0.2000%
$56 billion 0.1996
$57 billion 0.1989
$60 billion 0.1961
$63 billion 0.1931
$66 billion 0.1900
$71 billion 0.1851
$76 billion 0.1806
$80 billion 0.1773
$91 billion 0.1691
$125 billion 0.1599
$200 billion 0.1505
$250 billion 0.1469
$300 billion 0.1445
Fund
Complex-Level Fee
NAD
0.1592%
NEA
0.1592%
Fund
Purchases Sales
Realized
Gain (Loss)
NAD
$ 59,362,908 $ 48,385,127 $ (4,856,191)
NEA
47,462,308 50,964,500 (4,592,854)

Notes to Financial Statements
(Unaudited) (continued)
costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the
Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in June 2023 unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed.
The Participating Funds also incurred a 0.05% upfront fee on the increased commitments from select lenders. Interest expense incurred by the
Participating Funds, when applicable, is recognized as a component of “Interest expense and amortization of offering costs” on the Statement of
Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating
Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current fiscal period, the following Funds utilized this facility. The Fund’s maximum outstanding balance during the utilization period was as follows:
During the Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the
Borrowings were as follows:
Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities,
where applicable.
Inter-Fund Borrowing and Lending:
The SEC has granted an exemptive order permitting registered open-end and closed-end Nuveen funds to participate in an inter-fund lending facility whereby the Nuveen funds may directly lend to and borrow money from each other for temporary purposes (e.g., to satisfy redemption requests or when a sale of securities “fails,” resulting in an unanticipated cash shortfall) (the “Inter-Fund
Program”). The closed-end Nuveen funds, including the Funds covered by this shareholder report, will participate only as lenders, and not as borrowers, in the Inter-Fund Program because such closed-end funds rarely, if ever, need to borrow cash to meet redemptions. The Inter-Fund
Program is subject to a number of conditions, including, among other things, the requirements that (1) no fund may borrow or lend money through the Inter-Fund Program unless it receives a more favorable interest rate than is typically available from a bank or other financial institution for a comparable transaction; (2) no fund may borrow on an unsecured basis through the Inter-Fund Program unless the fund’s outstanding borrowings from all sources immediately after the inter-fund borrowing total 10% or less of its total assets; provided that if the borrowing fund has a secured borrowing outstanding from any other lender, including but not limited to another fund, the inter-fund loan must be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value; (3) if a fund’s total outstanding borrowings immediately after an inter-fund borrowing would be greater than 10% of its total assets, the fund may borrow through the inter-fund loan on a secured basis only; (4)
no fund may lend money if the loan would cause its aggregate outstanding loans through the Inter-Fund Program to exceed 15% of its net assets at the time of the loan; (5) a fund’s inter-fund loans to any one fund shall not exceed 5% of the lending fund’s net assets; (6) the duration of inter-
fund loans will be limited to the time required to receive payment for securities sold, but in no event more than seven days; and (7) each inter-fund loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund. In addition, a Nuveen fund may participate in the Inter-Fund Program only if and to the extent that such participation is consistent with the fund’s investment objective and investment policies. The Board is responsible for overseeing the Inter-Fund Program.
The limitations detailed above and the other conditions of the SEC exemptive order permitting the Inter-Fund Program are designed to minimize the risks associated with Inter-Fund Program for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. When a fund borrows money from another fund, there is a risk that the loan could be called on one day’s notice or not renewed, in which case the fund may have to borrow from a bank at a higher rate or take other actions to payoff such loan if an inter-fund loan is not available from another fund. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.
During the current reporting period, none of the Funds covered by this shareholder report have entered into any inter-fund loan activity.
Fund
Maximum
Outstanding
Balance
NAD
$ 22,128,276
NEA
19,934,204
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
NAD
15 $ 8,297,142 5.26%
NEA
29 10,644,550 5.20

10. Subsequent Events
Committed Line of Credit
: During June 2023, the Participating Funds renewed the standby credit facility through June 2024. All other terms remain unchanged.

Risk Considerations
(Unaudited)
Risk Considerations
Fund shares are not guaranteed or endorsed by any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation.
Nuveen Quality Municipal Income Fund (NAD)
Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, derivatives risk, liquidity risk, and income risk. As interest rates rise, bond prices fall. Leverage increases return volatility and magnifies the Fund's potential return and its risks; there is no guarantee a fund's leverage strategy will be successful. These and other risk considerations such as inverse floater risk and tax risk are described in more detail on the Fund’s web page at www.nuveen.com/NAD.
Nuveen AMT-Free Quality Municipal Income Fund (NEA)
Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, derivatives risk, liquidity risk, and income risk. As interest rates rise, bond prices fall. Leverage increases return volatility and magnifies the Fund's potential return and its risks; there is no guarantee a fund's leverage strategy will be successful. These and other risk considerations such as inverse floater and tax risk are described in more detail on the
Fund’s web page at www.nuveen.com/NEA.

Additional Fund Information
(Unaudited)
Portfolio of Investments Information
The Fund is required to file its complete schedule of portfolio holdings with the
Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
CEO Certification Disclosure
The Fund’s Chief Executive Officer (CEO) has submitted to the New York Stock
Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.
Each Fund has filed with the SEC the certification of its CEO and Chief Financial Officer required by Section 302 of the
Sarbanes-Oxley Act.
Common Share Repurchases
Each Fund intends to repurchase, through its open-market share repurchase program, shares of its own common stock at such times and in such amounts as is deemed advisable. During the period covered by this report, each Fund repurchased shares of its common stock as shown in the accompanying table. Any future repurchases will be reported to shareholders in the next annual or semi-annual report.
FINRA BrokerCheck:
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.
Board of Trustees
Jack B. Evans William C. Hunter Amy B.R. Lancellotta Joanne T. Medero Albin F. Moschner John K. Nelson
Matthew Thornton III Terence J. Toth Margaret L. Wolff Robert L. Young
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank
& Trust Company
One Congres s Street
Suite 1
Boston, MA 02114-2016
Legal Counsel
Chapman and Cutler
LLP
Chicago, IL 60603
Independent Registered
Public Accounting Firm
KPMG LLP
200 East Randolph Street
Chicago, IL 60601
Transfer Agent and
Shareholder Services
Computershare Trust Company,
N.A.
150 Royall Street
Canton, MA 02021
(800) 257-8787
NAD NEA
Common shares repurchased 0 0

Glossary of Terms Used in this Report
(Unaudited)
Average Annual Total Return
: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Duration:
Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s or bond fund’s value to changes when market interest rates change. Generally, the longer a bond’s or fund’s duration, the more the price of the bond or fund will change as interest rates change.
Effective Leverage:
Effective leverage is a fund’s effective economic leverage, and includes both regulatory leverage (see leverage) and the leverage effects of certain derivative investments in the fund’s portfolio. Currently, the leverage effects of Tender
Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage.
Inverse Floating Rate Securities:
Inverse floating rate securities are the residual interest in a tender option bond (TOB) trust, sometimes referred to as “inverse floaters”, are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-
term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.
Leverage:
Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100%
of the investment capital.
Net Asset Value (NAV) Per Share:
A fund’s Net Assets is equal to its total assets (securities, cash, accrued earnings and receivables) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.
Pre-Refunded Bond/Pre-Refunding
: Pre-Refunded Bond/Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher-yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.
Regulatory Leverage
: Regulatory leverage consists of preferred shares issued by or borrowings of a fund. Both of these are part of a fund’s capital structure. Regulatory leverage is subject to asset coverage limits set in the Investment Company Act of 1940.
Tax Obligation/General Bonds:
Bonds backed by the general revenues of an issuer, including taxes, where the issuer has the ability to increase taxes by an unlimited amount to pay the bonds back.
Tax Obligation/Limited Bonds:
Bonds backed by the general revenues of an issuer, including taxes, where the issuer doesn’t have the ability to increase taxes by an unlimited amount to pay the bonds back
.
Total Investment Exposure:
Total investment exposure is a fund’s assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes a fund’s use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
Zero Coupon Bond:
A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond.
Income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.
Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
ESA-B-0423P 2913706-INV-B-06/24
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at: www.nuveen.com/closed-end-funds
NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

ITEM 2.	CODE OF ETHICS.

Not applicable to this filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	See Portfolio of Investments in Item 1.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”)(17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(a)(4) Change in the registrant’s independent public accountant. Not applicable.

(b) If the report is filed under Section  13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See Ex-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Quality Municipal Income Fund

By (Signature and Title)	/s/ Mark L. Winget
Mark L. Winget
Vice President and Secretary

Date: July 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David J. Lamb
David J. Lamb
Chief Administrative Officer
(principal executive officer)

Date: July 6, 2023

By (Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham
Vice President and Funds Controller
(principal financial officer)

Date: July 6, 2023